UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02444
The Bond Fund of America
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class A
| ABNDX
for the year ended December 31, 2024
This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 60	0.60%
Management's discussion of fund performance
The fund’s Class A shares gained 1.14% for the year ended December 31, 2024.
That
result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration positioning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s yield curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class A (with sales charge) *	(2.67) %	(0.48) %	1.13%
The Bond Fund of America — Class A (without sales charge) *	1.14%	0.28%	1.52%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 90,749
Total number of portfolio holdings	5,070
Total advisory fees paid (in millions)	$ 170
Portfolio turnover rate including mortgage dollar roll transactions	370%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-008-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class C
| BFACX
for the year ended December 31, 2024
This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 135	1.35%
Management's discussion of fund performance
The fund’s Class C shares gained 0.40% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration positioning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s yield curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class C (with sales charge) *	(0.57) %	(0.46) %	0.90%
The Bond Fund of America — Class C (without sales charge) *	0.40%	(0.46) %	0.90%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 90,749
Total number of portfolio holdings	5,070
Total advisory fees paid (in millions)	$ 170
Portfolio turnover rate including mortgage dollar roll transactions	370%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-008-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class T
| TBFFX
for the year ended December 31, 2024
This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 33	0.33%
Management's discussion of fund performance
The fund’s Class T shares gained 1.41% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration positioning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s yield curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
The Bond Fund of America — Class T (with sales charge) 2	(1.09) %	0.02%	1.33%
The Bond Fund of America — Class T (without sales charge) 2	1.41%	0.53%	1.67%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.20%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 90,749
Total number of portfolio holdings	5,070
Total advisory fees paid (in millions)	$ 170
Portfolio turnover rate including mortgage dollar roll transactions	370%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most
shareholder
documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-008-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class F-1
| BFAFX
for the year ended December 31, 2024
This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 65	0.65%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 1.09% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration positioning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s yield curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class F-1 *	1.09%	0.24%	1.48%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses.
Investors
cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 90,749
Total number of portfolio holdings	5,070
Total advisory fees paid (in millions)	$ 170
Portfolio turnover rate including mortgage dollar roll transactions	370%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-008-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class F-2
| ABNFX
for the year ended December 31, 2024
This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 34	0.34%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 1.40% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration positioning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s yield curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class F-2 *	1.40%	0.53%	1.77%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 90,749
Total number of portfolio holdings	5,070
Total advisory fees paid (in millions)	$ 170
Portfolio turnover rate including mortgage dollar roll transactions	370%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-008-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class F-3
| BFFAX
for the year ended December 31, 2024
This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can
also r
equest this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 24	0.24%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 1.51% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration positioning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s yield curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
The Bond Fund of America — Class F-3 2	1.51%	0.64%	1.87%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.29%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are re
investe
d. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 90,749
Total number of portfolio holdings	5,070
Total advisory fees paid (in millions)	$ 170
Portfolio turnover rate including mortgage dollar roll transactions	370%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-008-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class 529-A
| CFAAX
for the year ended December 31, 2024
This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 64	0.64%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 1.10% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration positioning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s yield curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class 529-A (with sales charge) *	(2.46) %	(0.47) %	1.10%
The Bond Fund of America — Class 529-A (without sales charge) *	1.10%	0.24%	1.46%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 90,749
Total number of portfolio holdings	5,070
Total advisory fees paid (in millions)	$ 170
Portfolio turnover rate including mortgage dollar roll transactions	370%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy
o
f most shareholder documents will be mailed to shareholders with multiple accounts at the sam
e
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-008-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class 529-C
| CFACX
for the year ended December 31, 2024
This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 139	1.39%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 0.35% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration positioning
an
d sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s yield curve pos
itio
ning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class 529-C (with sales charge) *	(0.62) %	(0.51) %	1.08%
The Bond Fund of America — Class 529-C (without sales charge) *	0.35%	(0.51) %	1.08%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable
fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund stati
st
ics
Fund net assets (in millions)	$ 90,749
Total number of portfolio holdings	5,070
Total advisory fees paid (in millions)	$ 170
Portfolio turnover rate including mortgage dollar roll transactions	370%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-008-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class 529-E
| CFAEX
for the year ended December 31, 2024
This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 83	0.83%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 0.91% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration posit
ion
ing and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s yield
cur
ve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average an
nu
al total returns
	1 year	5 years	10 years
The Bond Fund of America — Class 529-E *	0.91%	0.05%	1.26%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance
.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key f
u
nd statistics
Fund net assets (in millions)	$ 90,749
Total number of portfolio holdings	5,070
Total advisory fees paid (in millions)	$ 170
Portfolio turnover rate including mortgage dollar roll transactions	370%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-008-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class 529-T
| TFBFX
for the year ended December 31, 2024
This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 41	0.41%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 1.33% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration p
ositi
oning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s y
ie
ld curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average an
n
ual total returns
	1 year	5 years	Since inception 1
The Bond Fund of America — Class 529-T (with sales charge) 2	(1.17) %	(0.04) %	1.28%
The Bond Fund of America — Class 529-T (without sales charge) 2	1.33%	0.47%	1.61%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.20%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund st
atis
tics
Fund net assets (in millions)	$ 90,749
Total number of portfolio holdings	5,070
Total advisory fees paid (in millions)	$ 170
Portfolio turnover rate including mortgage dollar roll transactions	370%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-008-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class 529-F-1
| CFAFX
for the year ended December 31, 2024
This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by
co
ntacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 44	0.44%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 1.29% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration positioning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s yield curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class 529-F-1 *	1.29%	0.44%	1.68%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 90,749
Total number of portfolio holdings	5,070
Total advisory fees paid (in millions)	$ 170
Portfolio turnover rate including mortgage dollar roll transactions	370%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-008-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class 529-F-2
| FFBOX
for the year ended December 31, 2024
This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10
,0
00 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 34	0.34%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 1.40% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration positioning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s yield curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
The Bond Fund of America — Class 529-F-2 2	1.40%	(1.40) %
Bloomberg U.S. Aggregate Index 3	1.25%	(1.84) %
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fu
nd
statistics
Fund net assets (in millions)	$ 90,749
Total number of portfolio holdings	5,070
Total advisory fees paid (in millions)	$ 170
Portfolio turnover rate including mortgage dollar roll transactions	370%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-008-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class 529-F-3
| FBOFX
for the year ended December 31, 2024
This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a
hyp
othetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 28	0.28%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 1.45% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factor
s influ
enced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s in itial cut
, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration positioning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s yield curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
The Bond Fund of America — Class 529-F-3 2	1.45%	(1.36) %
Bloomberg U.S. Aggregate Index 3	1.25%	(1.84) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key f
und
statistics
Fund net assets (in millions)	$ 90,749
Total number of portfolio holdings	5,070
Total advisory fees paid (in millions)	$ 170
Portfolio turnover rate including mortgage dollar roll transactions	370%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-008-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class R-1
| RBFAX
for the year ended December 31, 2024
This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 133	1.33%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 0.41% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration positioning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s yield curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class R-1 *	0.41%	(0.45) %	0.76%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 90,749
Total number of portfolio holdings	5,070
Total advisory fees paid (in millions)	$ 170
Portfolio turnover rate including mortgage dollar roll transactions	370%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-008-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class R-2
| RBFBX
for the year ended December 31, 2024
This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 132	1.32%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 0.42% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration positioning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s yield curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class R-2 *	0.42%	(0.45) %	0.77%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 90,749
Total number of portfolio holdings	5,070
Total advisory fees paid (in millions)	$ 170
Portfolio turnover rate including mortgage dollar roll transactions	370%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-008-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class R-2E
| RBEBX
for the year ended December 31, 2024
This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 104	1.04%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 0.70% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration positioning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s yield curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class R-2E *	0.70%	(0.16) %	1.09%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 90,749
Total number of portfolio holdings	5,070
Total advisory fees paid (in millions)	$ 170
Portfolio turnover rate including mortgage dollar roll transactions	370%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-008-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class R-3
| RBFCX
for the year ended December 31, 2024
This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 88	0.88%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 0.86% for the year ended December 31, 2024. That result compares with a 1.
2
5% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration positioning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s yield curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class R-3 *	0.86%	(0.01) %	1.22%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 90,749
Total number of portfolio holdings	5,070
Total advisory fees paid (in millions)	$ 170
Portfolio turnover rate including mortgage dollar roll transactions	370%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-008-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class R-4
| RBFEX
for the year ended December 31, 2024
This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 58	0.58%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 1.16% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration positioning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s yield curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class R-4 *	1.16%	0.30%	1.53%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower
.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 90,749
Total number of portfolio holdings	5,070
Total advisory fees paid (in millions)	$ 170
Portfolio turnover rate including mortgage dollar roll transactions	370%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-008-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class R-5E
| RBFHX
for the year ended December 31, 2024
This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 38	0.38%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 1.36% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration positioning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s yield curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
The Bond Fund of America — Class R-5E 2	1.36%	0.49%	1.82%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.40%
1
Class R-5E shares were first offered on
November 20, 2015
.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 90,749
Total number of portfolio holdings	5,070
Total advisory fees paid (in millions)	$ 170
Portfolio turnover rate including mortgage dollar roll transactions	370%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-008-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class R-5
| RBFFX
for the year ended December 31, 2024
This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 29	0.29%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 1.46% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration positioning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s yield curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class R-5 *	1.46%	0.59%	1.83%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 90,749
Total number of portfolio holdings	5,070
Total advisory fees paid (in millions)	$ 170
Portfolio turnover rate including mortgage dollar roll transactions	370%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-008-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class R-6
| RBFGX
for the year ended December 31, 2024
This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 24	0.24%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 1.51% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration positioning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s yield curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class R-6*	1.51%	0.64%	1.88%
Bloomberg U.S. Aggregate Index†	1.25%	(0.33) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 90,749
Total number of portfolio holdings	5,070
Total advisory fees paid (in millions)	$ 170
Portfolio turnover rate including mortgage dollar roll transactions	370%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most sharehold
er
documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-008-0225 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at capitalgroup.com.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Paul S. Williams, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
December 31, 2024	449,000	17,000	10,000	None
December 31, 2023	31,000	12,000	10,000	None
Adviser and Affiliates2
December 31, 2024	Not Applicable	2,151,000	None	11,000
December 31, 2023	Not Applicable	1,979,000	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
December 31, 2024	2,189,000
December 31, 2023	2,001,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

The Bond Fund of America®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended December 31, 2024
Lit. No. MFGEFP4-008-0225 © 2025 Capital Group. All rights reserved.

Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 95.99%		Principal amount (000)	Value (000)
Mortgage-backed obligations 38.23%
Federal agency mortgage-backed obligations 33.70%
	Fannie Mae Pool #AD3149 4.50% 4/1/2025[1]	USD12	$12
	Fannie Mae Pool #AD6392 4.50% 5/1/2025[1]	24	24
	Fannie Mae Pool #AD5692 4.50% 5/1/2025[1]	18	17
	Fannie Mae Pool #AB1068 4.50% 5/1/2025[1]	— [2]	— [2]
	Fannie Mae Pool #303591 6.50% 11/1/2025[1]	— [2]	— [2]
	Fannie Mae Pool #745316 6.50% 2/1/2026[1]	3	3
	Fannie Mae Pool #AL1237 6.50% 2/1/2026[1]	— [2]	— [2]
	Fannie Mae Pool #256449 6.50% 10/1/2026[1]	6	6
	Fannie Mae Pool #MA2973 3.00% 4/1/2027[1]	2	2
	Fannie Mae Pool #256821 6.50% 7/1/2027[1]	1	1
	Fannie Mae Pool #256856 6.50% 8/1/2027[1]	17	17
	Fannie Mae Pool #MA3131 3.00% 9/1/2027[1]	19	18
	Fannie Mae Pool #256886 6.50% 9/1/2027[1]	11	11
	Fannie Mae Pool #995401 6.50% 10/1/2027[1]	— [2]	— [2]
	Fannie Mae Pool #257145 6.50% 3/1/2028[1]	5	5
	Fannie Mae Pool #251752 6.50% 6/1/2028[1]	— [2]	— [2]
	Fannie Mae Pool #257431 6.50% 10/1/2028[1]	1	1
	Fannie Mae Pool #AL8822 6.50% 11/1/2028[1]	— [2]	— [2]
	Fannie Mae Pool #496029 6.50% 1/1/2029[1]	— [2]	— [2]
	Fannie Mae Pool #FS2493 6.00% 9/1/2029[1]	825	831
	Fannie Mae Pool #AY1948 3.50% 1/1/2030[1]	147	143
	Fannie Mae Pool #AL9668 3.00% 10/1/2030[1]	2	2
	Fannie Mae Pool #AZ0554 3.50% 10/1/2030[1]	198	192
	Fannie Mae Pool #AL6344 5.00% 2/1/2031[1]	100	99
	Fannie Mae Pool #FM9892 5.00% 9/1/2031[1]	21	21
	Fannie Mae Pool #BJ4856 3.00% 2/1/2033[1]	283	269
	Fannie Mae Pool #695412 5.00% 6/1/2033[1]	3	3
	Fannie Mae Pool #MA3518 4.00% 11/1/2033[1]	9	9
	Fannie Mae Pool #BO1359 2.50% 8/1/2034[1]	1,092	1,003
	Fannie Mae Pool #FM2499 2.50% 2/1/2035[1]	13,297	12,216
	Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	21	21
	Fannie Mae Pool #745140 5.00% 11/1/2035[1]	127	126
	Fannie Mae Pool #MA2588 4.00% 4/1/2036[1]	1,066	1,031
	Fannie Mae Pool #MA2717 4.00% 8/1/2036[1]	210	203
	Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]	1,388	1,340
	Fannie Mae Pool #MA2787 4.00% 10/1/2036[1]	780	754
	Fannie Mae Pool #AS8355 3.00% 11/1/2036[1]	6,700	6,191
	Fannie Mae Pool #AS8554 3.00% 12/1/2036[1]	687	635
	Fannie Mae Pool #MA2866 3.00% 1/1/2037[1]	8,090	7,447
	Fannie Mae Pool #MA2897 3.00% 2/1/2037[1]	14,263	13,242
	Fannie Mae Pool #913966 6.00% 2/1/2037[1]	2	2
	Fannie Mae Pool #914612 7.50% 3/1/2037[1]	49	49
	Fannie Mae Pool #924069 7.00% 5/1/2037[1]	48	48
	Fannie Mae Pool #954927 7.00% 7/1/2037[1]	87	88
	Fannie Mae Pool #966170 7.00% 7/1/2037[1]	65	66
	Fannie Mae Pool #954936 7.00% 7/1/2037[1]	24	24
	Fannie Mae Pool #945680 6.00% 9/1/2037[1]	14	15
	Fannie Mae Pool #924866 6.765% 10/1/2037[1,3]	5	5
	Fannie Mae Pool #988588 5.50% 8/1/2038[1]	3	3
	Fannie Mae Pool #889982 5.50% 11/1/2038[1]	13	13
	Fannie Mae Pool #MA3539 4.50% 12/1/2038[1]	29	28
	Fannie Mae Pool #931768 5.00% 8/1/2039[1]	32	32
	Fannie Mae Pool #AC2641 4.50% 10/1/2039[1]	3,031	2,940
	Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	25	25
	Fannie Mae Pool #932606 5.00% 2/1/2040[1]	51	51
	Fannie Mae Pool #MA4093 2.00% 8/1/2040[1]	5,826	4,879
	Fannie Mae Pool #AD8522 4.00% 8/1/2040[1]	73	69
	Fannie Mae Pool #AB1297 5.00% 8/1/2040[1]	214	213
	Fannie Mae Pool #AE1761 4.00% 9/1/2040[1]	1,457	1,376
	Fannie Mae Pool #MA4152 2.00% 10/1/2040[1]	6,555	5,488
	Fannie Mae Pool #AE5471 4.50% 10/1/2040[1]	447	433
	Fannie Mae Pool #AE7567 4.00% 11/1/2040[1]	1,570	1,482
	Fannie Mae Pool #AH0007 4.00% 12/1/2040[1]	1,529	1,443

1	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #AH0539 4.00% 12/1/2040[1]	USD380	$358
	Fannie Mae Pool #AE8073 4.00% 12/1/2040[1]	283	267
	Fannie Mae Pool #MA4287 2.00% 3/1/2041[1]	20,951	17,509
	Fannie Mae Pool #AH6099 5.00% 3/1/2041[1]	929	926
	Fannie Mae Pool #AH9479 5.00% 4/1/2041[1]	29	29
	Fannie Mae Pool #AH8144 5.00% 4/1/2041[1]	30	29
	Fannie Mae Pool #MA4333 2.00% 5/1/2041[1]	44,523	37,205
	Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]	1,020	1,017
	Fannie Mae Pool #MA4364 2.00% 6/1/2041[1]	107,782	90,059
	Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]	546	544
	Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	41	41
	Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]	30,407	25,392
	Fannie Mae Pool #FM7690 2.00% 7/1/2041[1]	21,457	17,929
	Fannie Mae Pool #BT5941 2.00% 7/1/2041[1]	11,469	9,583
	Fannie Mae Pool #MA4407 2.00% 8/1/2041[1]	159,124	132,683
	Fannie Mae Pool #FM8120 2.00% 8/1/2041[1]	20,029	16,740
	Fannie Mae Pool #AI5172 4.00% 8/1/2041[1]	344	323
	Fannie Mae Pool #AL0658 4.50% 8/1/2041[1]	494	479
	Fannie Mae Pool #AJ0257 4.00% 9/1/2041[1]	94	89
	Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]	481	479
	Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	270	255
	Fannie Mae Pool #AJ4154 4.00% 11/1/2041[1]	302	285
	Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]	294	293
	Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	97	96
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	68,193	56,721
	Fannie Mae Pool #AB4050 4.00% 12/1/2041[1]	559	527
	Fannie Mae Pool #AJ7471 4.00% 12/1/2041[1]	377	354
	Fannie Mae Pool #AJ4189 4.00% 12/1/2041[1]	316	298
	Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	61	61
	Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	29,058	24,135
	Fannie Mae Pool #890407 4.00% 2/1/2042[1]	792	748
	Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	128	127
	Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	16,637	13,797
	Fannie Mae Pool #AK6740 4.00% 3/1/2042[1]	2,842	2,697
	Fannie Mae Pool #AL2745 4.00% 3/1/2042[1]	2,233	2,108
	Fannie Mae Pool #AK4949 4.00% 3/1/2042[1]	173	163
	Fannie Mae Pool #MA4586 2.00% 4/1/2042[1]	5,480	4,538
	Fannie Mae Pool #FS4250 2.50% 8/1/2042[1]	424	363
	Fannie Mae Pool #AX3703 4.00% 9/1/2042[1]	3,430	3,232
	Fannie Mae Pool #AR1512 3.50% 1/1/2043[1]	436	397
	Fannie Mae Pool #MA4908 6.00% 1/1/2043[1]	46	46
	Fannie Mae Pool #AT0412 3.50% 3/1/2043[1]	199	181
	Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	59	54
	Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	83	75
	Fannie Mae Pool #AT2683 4.00% 5/1/2043[1]	1,428	1,341
	Fannie Mae Pool #AT5898 3.00% 6/1/2043[1]	13,514	11,931
	Fannie Mae Pool #AL3829 3.50% 6/1/2043[1]	1,951	1,782
	Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]	605	551
	Fannie Mae Pool #AV0786 4.00% 11/1/2043[1]	2,446	2,296
	Fannie Mae Pool #AL8421 3.50% 1/1/2044[1]	10,910	9,943
	Fannie Mae Pool #MA5412 6.50% 6/1/2044[1]	31	32
	Fannie Mae Pool #MA5431 6.50% 7/1/2044[1]	3,454	3,528
	Fannie Mae Pool #AX0817 4.00% 9/1/2044[1]	178	168
	Fannie Mae Pool #AX8521 3.50% 12/1/2044[1]	273	248
	Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	96	87
	Fannie Mae Pool #BE5009 3.50% 1/1/2045[1]	600	543
	Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]	1,119	1,008
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	1,550	1,400
	Fannie Mae Pool #AZ7366 4.00% 11/1/2045[1]	14,593	13,617
	Fannie Mae Pool #AS6348 4.00% 12/1/2045[1]	2,608	2,434
	Fannie Mae Pool #AS6839 4.00% 3/1/2046[1]	3,431	3,192
	Fannie Mae Pool #BC1352 4.00% 3/1/2046[1]	996	925
	Fannie Mae Pool #AL8522 3.50% 5/1/2046[1]	25	22
	Fannie Mae Pool #CB0838 2.50% 6/1/2046[1]	72	60
	Fannie Mae Pool #BC8647 4.50% 6/1/2046[1]	251	240
	Fannie Mae Pool #BD1968 4.00% 7/1/2046[1]	31	29
	Fannie Mae Pool #BD1550 4.50% 7/1/2046[1]	239	228

The Bond Fund of America	2

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BD7600 4.50% 9/1/2046[1]	USD76	$72
	Fannie Mae Pool #BD9236 3.50% 10/1/2046[1]	311	279
	Fannie Mae Pool #BM5148 4.00% 10/1/2046[1]	32,747	30,467
	Fannie Mae Pool #MA2809 4.50% 10/1/2046[1]	598	554
	Fannie Mae Pool #MA2821 4.50% 10/1/2046[1]	302	282
	Fannie Mae Pool #BD9248 4.50% 10/1/2046[1]	219	209
	Fannie Mae Pool #AS8310 3.00% 11/1/2046[1]	460	403
	Fannie Mae Pool #MA2833 3.00% 12/1/2046[1]	32	28
	Fannie Mae Pool #BC9077 3.50% 12/1/2046[1]	14,046	12,612
	Fannie Mae Pool #BD2440 3.50% 1/1/2047[1]	1,553	1,395
	Fannie Mae Pool #CB3110 2.50% 3/1/2047[1]	237	195
	Fannie Mae Pool #FS0976 2.50% 3/1/2047[1]	56	46
	Fannie Mae Pool #BD7087 4.00% 3/1/2047[1]	31,387	29,242
	Fannie Mae Pool #BM1179 3.00% 4/1/2047[1]	561	491
	Fannie Mae Pool #BH0876 4.50% 4/1/2047[1]	1,995	1,913
	Fannie Mae Pool #MA3002 4.50% 4/1/2047[1]	415	384
	Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]	950	854
	Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]	255	231
	Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	128	116
	Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	121	109
	Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]	65	59
	Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	66	61
	Fannie Mae Pool #BD3554 4.00% 7/1/2047[1]	413	381
	Fannie Mae Pool #256893 7.00% 8/1/2047[1]	10	10
	Fannie Mae Pool #CA0453 4.00% 9/1/2047[1]	5,560	5,158
	Fannie Mae Pool #BH5696 4.00% 10/1/2047[1]	38,135	35,498
	Fannie Mae Pool #CA0770 3.50% 11/1/2047[1]	153	137
	Fannie Mae Pool #BJ3525 4.50% 11/1/2047[1]	1,022	975
	Fannie Mae Pool #CA0854 3.50% 12/1/2047[1]	11,179	10,038
	Fannie Mae Pool #MA3211 4.00% 12/1/2047[1]	2,972	2,765
	Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	1,458	1,357
	Fannie Mae Pool #BM4413 4.50% 12/1/2047[1]	4,065	3,885
	Fannie Mae Pool #BJ3558 4.50% 12/1/2047[1]	1,058	1,011
	Fannie Mae Pool #BJ3581 4.50% 12/1/2047[1]	510	489
	Fannie Mae Pool #CA1189 3.50% 2/1/2048[1]	1,161	1,044
	Fannie Mae Pool #BK0163 4.50% 2/1/2048[1]	1,292	1,233
	Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]	714	642
	Fannie Mae Pool #CA1532 3.50% 4/1/2048[1]	4,580	4,130
	Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	920	856
	Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	1,258	1,171
	Fannie Mae Pool #BF0293 3.00% 7/1/2048[1]	5,663	4,933
	Fannie Mae Pool #CA2102 5.00% 7/1/2048[1]	361	356
	Fannie Mae Pool #BF0318 3.50% 8/1/2048[1]	25,100	22,497
	Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	333	310
	Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	191	183
	Fannie Mae Pool #CA2166 4.50% 8/1/2048[1]	12	12
	Fannie Mae Pool #BM5349 4.00% 9/1/2048[1]	65,965	61,407
	Fannie Mae Pool #CA2850 4.00% 12/1/2048[1]	2,101	1,965
	Fannie Mae Pool #BF0320 5.50% 1/1/2049[1]	4,869	4,940
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	404	364
	Fannie Mae Pool #BN6708 3.50% 6/1/2049[1]	7,371	6,618
	Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]	7,251	6,528
	Fannie Mae Pool #CA3807 3.00% 7/1/2049[1]	1,099	953
	Fannie Mae Pool #CA3806 3.00% 7/1/2049[1]	733	639
	Fannie Mae Pool #CA4021 3.50% 8/1/2049[1]	21,047	18,897
	Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]	1,904	1,709
	Fannie Mae Pool #FM2318 3.50% 9/1/2049[1]	36,128	32,438
	Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]	9,614	8,675
	Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]	5,284	4,744
	Fannie Mae Pool #FM1913 4.00% 9/1/2049[1]	1,257	1,166
	Fannie Mae Pool #FM1963 4.00% 11/1/2049[1]	31,231	29,020
	Fannie Mae Pool #CA4802 3.50% 12/1/2049[1]	19,939	17,902
	Fannie Mae Pool #FS5313 3.50% 1/1/2050[1]	189,385	170,046
	Fannie Mae Pool #FM4883 2.50% 3/1/2050[1]	202	165
	Fannie Mae Pool #CA5338 3.00% 3/1/2050[1]	10,693	9,151
	Fannie Mae Pool #CA5506 3.00% 4/1/2050[1]	42,360	36,692
	Fannie Mae Pool #BP1954 3.50% 4/1/2050[1]	15,779	14,167

3	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #FS3189 4.00% 4/1/2050[1]	USD17,190	$15,968
	Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	38,698	32,146
	Fannie Mae Pool #BP5717 2.50% 6/1/2050[1]	5,358	4,411
	Fannie Mae Pool #CA6078 2.50% 6/1/2050[1]	1,968	1,608
	Fannie Mae Pool #CA6168 2.50% 6/1/2050[1]	186	152
	Fannie Mae Pool #BP5576 2.50% 6/1/2050[1]	170	139
	Fannie Mae Pool #FM3720 2.50% 7/1/2050[1]	12,711	10,379
	Fannie Mae Pool #BP9537 2.50% 7/1/2050[1]	854	698
	Fannie Mae Pool #CA6409 2.50% 7/1/2050[1]	18	15
	Fannie Mae Pool #BP6439 2.50% 7/1/2050[1]	19	15
	Fannie Mae Pool #CA6309 3.00% 7/1/2050[1]	37,564	32,757
	Fannie Mae Pool #CA6349 3.00% 7/1/2050[1]	9,171	7,893
	Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	11,689	9,698
	Fannie Mae Pool #FP0058 2.50% 8/1/2050[1]	6,758	5,521
	Fannie Mae Pool #CA6918 2.50% 8/1/2050[1]	5,714	4,669
	Fannie Mae Pool #FM3920 2.50% 8/1/2050[1]	4,350	3,554
	Fannie Mae Pool #CA6740 3.00% 8/1/2050[1]	5,301	4,592
	Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]	6	5
	Fannie Mae Pool #FM4256 2.50% 9/1/2050[1]	28,285	23,491
	Fannie Mae Pool #CA7028 2.50% 9/1/2050[1]	6,408	5,322
	Fannie Mae Pool #FM7195 2.50% 9/1/2050[1]	5,965	4,871
	Fannie Mae Pool #FP0015 2.50% 9/1/2050[1]	4,292	3,507
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	2,365	2,036
	Fannie Mae Pool #CA7325 2.00% 10/1/2050[1]	7,070	5,603
	Fannie Mae Pool #CA7278 2.50% 10/1/2050[1]	5,788	4,734
	Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	2,248	1,865
	Fannie Mae Pool #FP0060 2.50% 10/1/2050[1]	989	808
	Fannie Mae Pool #FP0034 2.50% 10/1/2050[1]	814	665
	Fannie Mae Pool #FM4579 2.50% 10/1/2050[1]	222	183
	Fannie Mae Pool #CA7529 2.50% 10/1/2050[1]	29	24
	Fannie Mae Pool #CA7381 3.00% 10/1/2050[1]	8,375	7,177
	Fannie Mae Pool #CA7739 2.50% 11/1/2050[1]	87,044	72,417
	Fannie Mae Pool #CA7603 2.50% 11/1/2050[1]	49,530	40,865
	Fannie Mae Pool #CA7599 2.50% 11/1/2050[1]	4,040	3,355
	Fannie Mae Pool #FM5309 2.50% 11/1/2050[1]	2,786	2,275
	Fannie Mae Pool #BQ6335 2.50% 11/1/2050[1]	905	739
	Fannie Mae Pool #FM4862 2.50% 11/1/2050[1]	227	186
	Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	7,524	5,907
	Fannie Mae Pool #CA8108 2.00% 12/1/2050[1]	952	752
	Fannie Mae Pool #BQ9058 2.50% 12/1/2050[1]	33,725	27,574
	Fannie Mae Pool #CA8130 2.50% 12/1/2050[1]	17,809	14,693
	Fannie Mae Pool #CA8044 2.50% 12/1/2050[1]	7,105	5,862
	Fannie Mae Pool #CA8136 2.50% 12/1/2050[1]	4,196	3,464
	Fannie Mae Pool #CA8251 2.50% 12/1/2050[1]	317	261
	Fannie Mae Pool #CA8256 2.50% 12/1/2050[1]	27	22
	Fannie Mae Pool #CA8285 3.00% 12/1/2050[1]	48,572	42,154
	Fannie Mae Pool #CA8046 3.00% 12/1/2050[1]	33,207	28,944
	Fannie Mae Pool #FM5166 3.00% 12/1/2050[1]	5,706	4,910
	Fannie Mae Pool #FS9792 4.50% 12/1/2050[1]	3,357	3,206
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	41,859	32,702
	Fannie Mae Pool #FM5944 2.50% 1/1/2051[1]	995	812
	Fannie Mae Pool #FS5929 2.50% 1/1/2051[1]	916	749
	Fannie Mae Pool #CA8781 2.50% 1/1/2051[1]	69	57
	Fannie Mae Pool #FS3550 2.50% 1/1/2051[1]	45	37
	Fannie Mae Pool #FM6293 3.00% 1/1/2051[1]	15,100	13,001
	Fannie Mae Pool #BR2666 2.00% 2/1/2051[1]	2,989	2,368
	Fannie Mae Pool #CA8820 2.00% 2/1/2051[1]	1,846	1,458
	Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]	35,458	29,458
	Fannie Mae Pool #CA9291 2.50% 2/1/2051[1]	18,905	15,422
	Fannie Mae Pool #FS1971 2.50% 2/1/2051[1]	9,172	7,559
	Fannie Mae Pool #CA8962 2.50% 2/1/2051[1]	5,354	4,371
	Fannie Mae Pool #FM5713 2.50% 2/1/2051[1]	3,618	2,983
	Fannie Mae Pool #CA9290 2.50% 2/1/2051[1]	1,352	1,115
	Fannie Mae Pool #CA9233 2.50% 2/1/2051[1]	989	808
	Fannie Mae Pool #CA8895 2.50% 2/1/2051[1]	700	575
	Fannie Mae Pool #CA9289 2.50% 2/1/2051[1]	246	201
	Fannie Mae Pool #FM5994 2.50% 2/1/2051[1]	19	15

The Bond Fund of America	4

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CA8969 3.00% 2/1/2051[1]	USD4,300	$3,697
	Fannie Mae Pool #FM6548 2.00% 3/1/2051[1]	7,129	5,659
	Fannie Mae Pool #FM6764 2.50% 3/1/2051[1]	39,754	32,430
	Fannie Mae Pool #MA4282 2.50% 3/1/2051[1]	5,980	4,904
	Fannie Mae Pool #CA9390 2.50% 3/1/2051[1]	3,857	3,146
	Fannie Mae Pool #FM6569 2.50% 3/1/2051[1]	844	697
	Fannie Mae Pool #BQ7729 2.50% 3/1/2051[1]	57	47
	Fannie Mae Pool #CA9391 3.00% 3/1/2051[1]	173,175	148,923
	Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	2,793	2,193
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	201	158
	Fannie Mae Pool #MA4306 2.50% 4/1/2051[1]	17,031	14,013
	Fannie Mae Pool #FS0030 2.50% 4/1/2051[1]	3,960	3,233
	Fannie Mae Pool #FM6856 2.50% 4/1/2051[1]	3,332	2,749
	Fannie Mae Pool #FM7093 2.50% 4/1/2051[1]	1,948	1,589
	Fannie Mae Pool #BR6304 2.50% 4/1/2051[1]	1,543	1,258
	Fannie Mae Pool #BR8460 2.50% 4/1/2051[1]	1,085	885
	Fannie Mae Pool #FM6871 2.50% 4/1/2051[1]	779	636
	Fannie Mae Pool #BR9082 2.50% 4/1/2051[1]	774	632
	Fannie Mae Pool #BR7725 2.50% 4/1/2051[1]	560	457
	Fannie Mae Pool #FM6965 2.50% 4/1/2051[1]	544	446
	Fannie Mae Pool #BN9135 2.50% 4/1/2051[1]	441	360
	Fannie Mae Pool #FM7407 2.50% 4/1/2051[1]	92	75
	Fannie Mae Pool #BR7795 2.50% 4/1/2051[1]	88	72
	Fannie Mae Pool #BR7222 2.50% 4/1/2051[1]	80	65
	Fannie Mae Pool #BR8465 2.50% 4/1/2051[1]	71	59
	Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]	49,790	43,154
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[1]	23,152	19,841
	Fannie Mae Pool #CB0046 3.00% 4/1/2051[1]	8,044	6,903
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[1]	2,846	2,445
	Fannie Mae Pool #CB0449 2.00% 5/1/2051[1]	22,309	17,480
	Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	119	93
	Fannie Mae Pool #CB0396 2.50% 5/1/2051[1]	29,118	23,754
	Fannie Mae Pool #FM7222 2.50% 5/1/2051[1]	15,586	12,714
	Fannie Mae Pool #CB0520 2.50% 5/1/2051[1]	15,161	12,368
	Fannie Mae Pool #FM7304 2.50% 5/1/2051[1]	12,160	9,919
	Fannie Mae Pool #BR9366 2.50% 5/1/2051[1]	9,289	7,578
	Fannie Mae Pool #BR9127 2.50% 5/1/2051[1]	7,680	6,265
	Fannie Mae Pool #FM7527 2.50% 5/1/2051[1]	4,804	3,919
	Fannie Mae Pool #CB0457 2.50% 5/1/2051[1]	4,611	3,803
	Fannie Mae Pool #FM7325 2.50% 5/1/2051[1]	4,076	3,345
	Fannie Mae Pool #BR9603 2.50% 5/1/2051[1]	2,667	2,175
	Fannie Mae Pool #BR0999 2.50% 5/1/2051[1]	2,020	1,648
	Fannie Mae Pool #FS5126 2.50% 5/1/2051[1]	1,683	1,374
	Fannie Mae Pool #CB0517 2.50% 5/1/2051[1]	858	701
	Fannie Mae Pool #FM7408 2.50% 5/1/2051[1]	837	683
	Fannie Mae Pool #FM7409 2.50% 5/1/2051[1]	334	273
	Fannie Mae Pool #FM7392 2.50% 5/1/2051[1]	238	194
	Fannie Mae Pool #FM7803 2.00% 6/1/2051[1]	3,924	3,110
	Fannie Mae Pool #FM7740 2.50% 6/1/2051[1]	24,273	19,801
	Fannie Mae Pool #CB0844 2.50% 6/1/2051[1]	12,728	10,383
	Fannie Mae Pool #CB0910 2.50% 6/1/2051[1]	6,868	5,603
	Fannie Mae Pool #BT3317 2.50% 6/1/2051[1]	4,878	4,032
	Fannie Mae Pool #BT1250 2.50% 6/1/2051[1]	3,076	2,509
	Fannie Mae Pool #BT1265 2.50% 6/1/2051[1]	2,508	2,047
	Fannie Mae Pool #FS6035 2.50% 6/1/2051[1]	2,016	1,647
	Fannie Mae Pool #BT5082 2.50% 6/1/2051[1]	1,140	930
	Fannie Mae Pool #BT0098 2.50% 6/1/2051[1]	403	332
	Fannie Mae Pool #BT0610 2.50% 6/1/2051[1]	111	91
	Fannie Mae Pool #FM7694 3.00% 6/1/2051[1]	17,034	14,688
	Fannie Mae Pool #CB0737 3.00% 6/1/2051[1]	15,321	13,166
	Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]	6,806	5,891
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[1]	2,123	1,823
	Fannie Mae Pool #MA4378 2.00% 7/1/2051[1]	80	62
	Fannie Mae Pool #CB0988 2.50% 7/1/2051[1]	52,620	43,373
	Fannie Mae Pool #BR2095 2.50% 7/1/2051[1]	48,557	39,953
	Fannie Mae Pool #CB1134 2.50% 7/1/2051[1]	32,111	26,195
	Fannie Mae Pool #BT1335 2.50% 7/1/2051[1]	18,345	14,965

5	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CB1004 2.50% 7/1/2051[1]	USD15,387	$12,552
	Fannie Mae Pool #BT0849 2.50% 7/1/2051[1]	11,546	9,432
	Fannie Mae Pool #FM9530 2.50% 7/1/2051[1]	11,264	9,189
	Fannie Mae Pool #BQ0991 2.50% 7/1/2051[1]	7,998	6,524
	Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	3,669	3,038
	Fannie Mae Pool #BT1339 2.50% 7/1/2051[1]	3,452	2,834
	Fannie Mae Pool #BT1523 2.50% 7/1/2051[1]	745	608
	Fannie Mae Pool #BT1285 2.50% 7/1/2051[1]	547	446
	Fannie Mae Pool #BT1288 2.50% 7/1/2051[1]	142	116
	Fannie Mae Pool #FM7886 2.50% 7/1/2051[1]	114	94
	Fannie Mae Pool #MA4379 2.50% 7/1/2051[1]	57	47
	Fannie Mae Pool #CB1027 2.50% 7/1/2051[1]	48	40
	Fannie Mae Pool #CB1066 2.50% 7/1/2051[1]	30	25
	Fannie Mae Pool #FM8313 2.50% 7/1/2051[1]	22	18
	Fannie Mae Pool #BR2219 2.50% 8/1/2051[1]	22,420	18,489
	Fannie Mae Pool #CB1394 2.50% 8/1/2051[1]	22,117	18,043
	Fannie Mae Pool #FM8601 2.50% 8/1/2051[1]	13,876	11,328
	Fannie Mae Pool #BQ7422 2.50% 8/1/2051[1]	2,232	1,832
	Fannie Mae Pool #BO9395 2.50% 8/1/2051[1]	1,149	948
	Fannie Mae Pool #FM8442 2.50% 8/1/2051[1]	772	634
	Fannie Mae Pool #FS1057 2.50% 8/1/2051[1]	644	531
	Fannie Mae Pool #MA4399 2.50% 8/1/2051[1]	34	28
	Fannie Mae Pool #CB1304 3.00% 8/1/2051[1]	18,184	15,714
	Fannie Mae Pool #FS4783 4.00% 8/1/2051[1]	69,153	64,065
	Fannie Mae Pool #FM8761 2.50% 9/1/2051[1]	37,862	30,895
	Fannie Mae Pool #FM8692 2.50% 9/1/2051[1]	24,133	19,687
	Fannie Mae Pool #FM8436 2.50% 9/1/2051[1]	23,354	19,051
	Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	13,250	10,919
	Fannie Mae Pool #FM8745 2.50% 9/1/2051[1]	11,560	9,427
	Fannie Mae Pool #FS1630 2.50% 9/1/2051[1]	11,082	9,040
	Fannie Mae Pool #BT9828 2.50% 9/1/2051[1]	3,092	2,523
	Fannie Mae Pool #BT7263 2.50% 9/1/2051[1]	1,854	1,514
	Fannie Mae Pool #BT4725 2.50% 9/1/2051[1]	1,821	1,486
	Fannie Mae Pool #FS4711 2.50% 9/1/2051[1]	1,448	1,181
	Fannie Mae Pool #BQ7435 2.50% 9/1/2051[1]	1,204	990
	Fannie Mae Pool #FS0029 2.50% 9/1/2051[1]	773	630
	Fannie Mae Pool #CB1566 2.50% 9/1/2051[1]	149	121
	Fannie Mae Pool #BT4537 3.50% 9/1/2051[1]	355	316
	Fannie Mae Pool #CB1793 2.50% 10/1/2051[1]	17,043	13,903
	Fannie Mae Pool #FS5125 2.50% 10/1/2051[1]	17,000	13,868
	Fannie Mae Pool #FM9067 2.50% 10/1/2051[1]	12,818	10,470
	Fannie Mae Pool #FM9068 2.50% 10/1/2051[1]	11,605	9,560
	Fannie Mae Pool #BU1062 2.50% 10/1/2051[1]	6,521	5,345
	Fannie Mae Pool #BT6781 2.50% 10/1/2051[1]	5,401	4,406
	Fannie Mae Pool #CB1868 2.50% 10/1/2051[1]	2,978	2,429
	Fannie Mae Pool #BU0070 2.50% 10/1/2051[1]	647	532
	Fannie Mae Pool #BT6823 2.50% 10/1/2051[1]	621	509
	Fannie Mae Pool #FM9335 2.50% 10/1/2051[1]	81	66
	Fannie Mae Pool #FS4862 2.50% 10/1/2051[1]	50	41
	Fannie Mae Pool #FM9086 2.50% 10/1/2051[1]	35	29
	Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]	8,070	6,931
	Fannie Mae Pool #BU1498 3.50% 10/1/2051[1]	336	298
	Fannie Mae Pool #MA4465 2.00% 11/1/2051[1]	87,764	68,727
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	939	742
	Fannie Mae Pool #CB2092 2.50% 11/1/2051[1]	37,737	30,784
	Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]	19,489	16,131
	Fannie Mae Pool #FM9481 2.50% 11/1/2051[1]	18,839	15,369
	Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]	9,899	8,243
	Fannie Mae Pool #BQ7453 2.50% 11/1/2051[1]	2,532	2,085
	Fannie Mae Pool #CB2088 2.50% 11/1/2051[1]	1,665	1,367
	Fannie Mae Pool #CB2029 2.50% 11/1/2051[1]	1,241	1,020
	Fannie Mae Pool #FM9515 2.50% 11/1/2051[1]	980	807
	Fannie Mae Pool #CB2049 2.50% 11/1/2051[1]	863	704
	Fannie Mae Pool #BT6033 2.50% 11/1/2051[1]	457	373
	Fannie Mae Pool #MA4466 2.50% 11/1/2051[1]	308	253
	Fannie Mae Pool #FM9632 3.00% 11/1/2051[1]	14,281	12,291
	Fannie Mae Pool #FM9631 3.00% 11/1/2051[1]	6,118	5,279

The Bond Fund of America	6

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CB2292 3.00% 11/1/2051[1]	USD1,763	$1,523
	Fannie Mae Pool #BU3013 3.50% 11/1/2051[1]	399	355
	Fannie Mae Pool #BU5976 4.00% 11/1/2051[1]	44	41
	Fannie Mae Pool #MA4492 2.00% 12/1/2051[1]	1,676	1,310
	Fannie Mae Pool #FM9672 2.50% 12/1/2051[1]	64,071	52,317
	Fannie Mae Pool #CB2319 2.50% 12/1/2051[1]	56,272	46,535
	Fannie Mae Pool #FS0433 2.50% 12/1/2051[1]	47,652	39,969
	Fannie Mae Pool #BU3058 2.50% 12/1/2051[1]	40,943	33,418
	Fannie Mae Pool #FM9693 2.50% 12/1/2051[1]	30,613	24,973
	Fannie Mae Pool #CB2372 2.50% 12/1/2051[1]	26,817	22,146
	Fannie Mae Pool #BU7607 2.50% 12/1/2051[1]	22,901	18,695
	Fannie Mae Pool #BT9510 2.50% 12/1/2051[1]	21,702	17,961
	Fannie Mae Pool #BT9483 2.50% 12/1/2051[1]	21,290	17,607
	Fannie Mae Pool #FM9904 2.50% 12/1/2051[1]	21,319	17,404
	Fannie Mae Pool #FM9855 2.50% 12/1/2051[1]	19,664	16,041
	Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	16,373	13,512
	Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]	10,842	8,988
	Fannie Mae Pool #CB2373 2.50% 12/1/2051[1]	10,162	8,395
	Fannie Mae Pool #CB2375 2.50% 12/1/2051[1]	9,082	7,505
	Fannie Mae Pool #FM9846 2.50% 12/1/2051[1]	6,906	5,643
	Fannie Mae Pool #MA4493 2.50% 12/1/2051[1]	2,646	2,165
	Fannie Mae Pool #FM9905 2.50% 12/1/2051[1]	1,511	1,240
	Fannie Mae Pool #CB2401 2.50% 12/1/2051[1]	1,146	937
	Fannie Mae Pool #FS0145 2.50% 12/1/2051[1]	452	369
	Fannie Mae Pool #BU7516 2.50% 12/1/2051[1]	248	204
	Fannie Mae Pool #BU3625 2.50% 12/1/2051[1]	231	190
	Fannie Mae Pool #CB2405 2.50% 12/1/2051[1]	193	158
	Fannie Mae Pool #CB2528 2.50% 12/1/2051[1]	179	147
	Fannie Mae Pool #BU5890 2.50% 12/1/2051[1]	65	53
	Fannie Mae Pool #FS6925 2.50% 12/1/2051[1]	57	46
	Fannie Mae Pool #CB2414 3.00% 12/1/2051[1]	29,880	25,896
	Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	13,597	11,829
	Fannie Mae Pool #CB2293 3.00% 12/1/2051[1]	1,801	1,554
	Fannie Mae Pool #BT9498 3.50% 12/1/2051[1]	7,906	7,052
	Fannie Mae Pool #BU8481 3.50% 12/1/2051[1]	25	22
	Fannie Mae Pool #BQ7006 2.00% 1/1/2052[1]	3,449	2,697
	Fannie Mae Pool #CB2644 2.50% 1/1/2052[1]	129,036	105,263
	Fannie Mae Pool #FS0369 2.50% 1/1/2052[1]	25,704	20,967
	Fannie Mae Pool #FS0370 2.50% 1/1/2052[1]	23,037	18,792
	Fannie Mae Pool #FS0392 2.50% 1/1/2052[1]	21,025	17,151
	Fannie Mae Pool #CB2555 2.50% 1/1/2052[1]	14,179	11,567
	Fannie Mae Pool #FS0174 2.50% 1/1/2052[1]	12,327	10,059
	Fannie Mae Pool #FS4203 2.50% 1/1/2052[1]	6,241	5,091
	Fannie Mae Pool #BU7244 2.50% 1/1/2052[1]	4,980	4,062
	Fannie Mae Pool #FS0235 2.50% 1/1/2052[1]	3,920	3,198
	Fannie Mae Pool #FS5944 2.50% 1/1/2052[1]	3,307	2,697
	Fannie Mae Pool #BQ7459 2.50% 1/1/2052[1]	1,209	995
	Fannie Mae Pool #MA4512 2.50% 1/1/2052[1]	1,088	890
	Fannie Mae Pool #FS3549 2.50% 1/1/2052[1]	1,048	860
	Fannie Mae Pool #FS5613 2.50% 1/1/2052[1]	984	810
	Fannie Mae Pool #CB2640 2.50% 1/1/2052[1]	758	623
	Fannie Mae Pool #FS6479 2.50% 1/1/2052[1]	760	621
	Fannie Mae Pool #BU1430 2.50% 1/1/2052[1]	395	322
	Fannie Mae Pool #FS0381 2.50% 1/1/2052[1]	327	267
	Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	29,331	25,199
	Fannie Mae Pool #FS0972 3.50% 1/1/2052[1]	24,441	22,023
	Fannie Mae Pool #BV0783 3.50% 1/1/2052[1]	833	750
	Fannie Mae Pool #BV0790 3.50% 1/1/2052[1]	619	549
	Fannie Mae Pool #BU7425 3.50% 1/1/2052[1]	384	341
	Fannie Mae Pool #BU7427 3.50% 1/1/2052[1]	56	50
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	106,673	83,270
	Fannie Mae Pool #BV3080 2.00% 2/1/2052[1]	54,860	42,820
	Fannie Mae Pool #CB2765 2.00% 2/1/2052[1]	12,424	9,762
	Fannie Mae Pool #MA4547 2.00% 2/1/2052[1]	5,143	4,018
	Fannie Mae Pool #BV3083 2.00% 2/1/2052[1]	1,679	1,313
	Fannie Mae Pool #BU1330 2.50% 2/1/2052[1]	19,842	16,417
	Fannie Mae Pool #FS1885 2.50% 2/1/2052[1]	19,742	16,106

7	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #FS1995 2.50% 2/1/2052[1]	USD17,073	$13,927
	Fannie Mae Pool #FS5034 2.50% 2/1/2052[1]	2,162	1,764
	Fannie Mae Pool #BU7285 2.50% 2/1/2052[1]	1,607	1,328
	Fannie Mae Pool #FS2660 2.50% 2/1/2052[1]	1,141	931
	Fannie Mae Pool #MA4548 2.50% 2/1/2052[1]	943	771
	Fannie Mae Pool #FS5037 2.50% 2/1/2052[1]	922	753
	Fannie Mae Pool #FS0546 2.50% 2/1/2052[1]	875	714
	Fannie Mae Pool #CB2866 2.50% 2/1/2052[1]	850	698
	Fannie Mae Pool #BT1967 2.50% 2/1/2052[1]	607	499
	Fannie Mae Pool #CB2928 2.50% 2/1/2052[1]	546	448
	Fannie Mae Pool #CB2870 2.50% 2/1/2052[1]	337	277
	Fannie Mae Pool #BV3216 2.50% 2/1/2052[1]	154	127
	Fannie Mae Pool #FS6038 2.50% 2/1/2052[1]	92	75
	Fannie Mae Pool #BV2781 2.50% 2/1/2052[1]	54	45
	Fannie Mae Pool #BT6607 2.50% 2/1/2052[1]	22	18
	Fannie Mae Pool #BU7294 3.50% 2/1/2052[1]	38	33
	Fannie Mae Pool #CB3155 2.00% 3/1/2052[1]	11,101	8,666
	Fannie Mae Pool #BV3101 2.00% 3/1/2052[1]	2,638	2,063
	Fannie Mae Pool #MA4562 2.00% 3/1/2052[1]	2,155	1,681
	Fannie Mae Pool #FS1742 2.00% 3/1/2052[1]	2,120	1,659
	Fannie Mae Pool #BV4172 2.00% 3/1/2052[1]	1,772	1,385
	Fannie Mae Pool #BV4170 2.50% 3/1/2052[1]	4,721	3,880
	Fannie Mae Pool #BU8884 2.50% 3/1/2052[1]	2,971	2,441
	Fannie Mae Pool #CB3049 2.50% 3/1/2052[1]	2,953	2,415
	Fannie Mae Pool #MA4563 2.50% 3/1/2052[1]	2,507	2,048
	Fannie Mae Pool #CB3031 2.50% 3/1/2052[1]	2,414	1,983
	Fannie Mae Pool #BV5800 2.50% 3/1/2052[1]	1,811	1,489
	Fannie Mae Pool #CB3744 2.50% 3/1/2052[1]	1,062	871
	Fannie Mae Pool #CB3050 2.50% 3/1/2052[1]	950	776
	Fannie Mae Pool #BT2188 2.50% 3/1/2052[1]	932	765
	Fannie Mae Pool #BV4119 2.50% 3/1/2052[1]	468	382
	Fannie Mae Pool #BV2655 2.50% 3/1/2052[1]	296	242
	Fannie Mae Pool #BV7761 2.50% 3/1/2052[1]	109	90
	Fannie Mae Pool #BV2851 2.50% 3/1/2052[1]	49	40
	Fannie Mae Pool #BV1262 2.50% 3/1/2052[1]	47	39
	Fannie Mae Pool #BV3316 3.50% 3/1/2052[1]	40	35
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[1]	58,446	45,617
	Fannie Mae Pool #FS7498 2.00% 4/1/2052[1]	13,440	10,505
	Fannie Mae Pool #FS1598 2.00% 4/1/2052[1]	2,949	2,301
	Fannie Mae Pool #CB3354 2.50% 4/1/2052[1]	53,558	43,688
	Fannie Mae Pool #BT2292 2.50% 4/1/2052[1]	5,329	4,350
	Fannie Mae Pool #BV8166 2.50% 4/1/2052[1]	5,035	4,127
	Fannie Mae Pool #MA4578 2.50% 4/1/2052[1]	4,901	4,011
	Fannie Mae Pool #BU6901 2.50% 4/1/2052[1]	4,080	3,351
	Fannie Mae Pool #BV4656 2.50% 4/1/2052[1]	3,828	3,140
	Fannie Mae Pool #BV8463 2.50% 4/1/2052[1]	2,918	2,396
	Fannie Mae Pool #BV8126 2.50% 4/1/2052[1]	2,427	1,990
	Fannie Mae Pool #BV8156 2.50% 4/1/2052[1]	1,576	1,291
	Fannie Mae Pool #FS4712 2.50% 4/1/2052[1]	1,216	992
	Fannie Mae Pool #BV5370 2.50% 4/1/2052[1]	1,096	895
	Fannie Mae Pool #BV5355 2.50% 4/1/2052[1]	978	803
	Fannie Mae Pool #FS1746 2.50% 4/1/2052[1]	453	369
	Fannie Mae Pool #BV3853 2.50% 4/1/2052[1]	265	218
	Fannie Mae Pool #FS9189 2.00% 5/1/2052[1]	18,652	14,601
	Fannie Mae Pool #FS5387 2.50% 5/1/2052[1]	26,160	21,339
	Fannie Mae Pool #MA4598 2.50% 5/1/2052[1]	3,317	2,710
	Fannie Mae Pool #CB3665 2.50% 5/1/2052[1]	784	639
	Fannie Mae Pool #BU8825 2.50% 5/1/2052[1]	453	370
	Fannie Mae Pool #BV9644 2.50% 5/1/2052[1]	360	295
	Fannie Mae Pool #FS3619 2.50% 5/1/2052[1]	275	225
	Fannie Mae Pool #BT7826 2.50% 5/1/2052[1]	160	130
	Fannie Mae Pool #FS7329 2.00% 6/1/2052[1]	1,641	1,282
	Fannie Mae Pool #FS7056 2.50% 6/1/2052[1]	29,869	24,506
	Fannie Mae Pool #FS7944 2.50% 6/1/2052[1]	10,859	8,872
	Fannie Mae Pool #BU8730 2.50% 6/1/2052[1]	3,992	3,278
	Fannie Mae Pool #FS5172 2.50% 6/1/2052[1]	1,873	1,535
	Fannie Mae Pool #BV9990 2.50% 6/1/2052[1]	1,491	1,221

The Bond Fund of America	8

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #FS6034 2.50% 6/1/2052[1]	USD1,343	$1,096
	Fannie Mae Pool #BV9700 2.50% 6/1/2052[1]	737	604
	Fannie Mae Pool #BV9932 2.50% 6/1/2052[1]	514	423
	Fannie Mae Pool #MA4626 4.00% 6/1/2052[1]	21,863	20,038
	Fannie Mae Pool #FS6986 2.00% 7/1/2052[1]	3,414	2,665
	Fannie Mae Pool #FS7879 2.50% 7/1/2052[1]	67,604	55,162
	Fannie Mae Pool #CB4274 2.50% 7/1/2052[1]	4,356	3,563
	Fannie Mae Pool #BW6043 2.50% 7/1/2052[1]	1,429	1,171
	Fannie Mae Pool #FS6631 2.50% 7/1/2052[1]	780	640
	Fannie Mae Pool #BV2584 2.50% 7/1/2052[1]	422	346
	Fannie Mae Pool #FS5493 2.50% 7/1/2052[1]	410	336
	Fannie Mae Pool #FS3806 2.50% 7/1/2052[1]	365	299
	Fannie Mae Pool #MA4652 2.50% 7/1/2052[1]	40	32
	Fannie Mae Pool #BW0958 5.00% 7/1/2052[1]	22,241	21,546
	Fannie Mae Pool #CB4135 5.00% 7/1/2052[1]	160	155
	Fannie Mae Pool #BW5402 5.50% 7/1/2052[1]	609	604
	Fannie Mae Pool #FS2535 2.50% 8/1/2052[1]	2,004	1,636
	Fannie Mae Pool #BV8015 2.50% 8/1/2052[1]	760	623
	Fannie Mae Pool #MA4743 2.50% 8/1/2052[1]	374	306
	Fannie Mae Pool #FS2654 4.00% 8/1/2052[1]	3,164	2,901
	Fannie Mae Pool #BV8976 5.00% 8/1/2052[1]	4,374	4,239
	Fannie Mae Pool #MA4737 5.00% 8/1/2052[1]	617	597
	Fannie Mae Pool #CB5019 5.00% 8/1/2052[1]	182	177
	Fannie Mae Pool #FS2805 2.50% 9/1/2052[1]	2,135	1,756
	Fannie Mae Pool #MA4768 2.50% 9/1/2052[1]	1,025	837
	Fannie Mae Pool #FS5447 2.50% 9/1/2052[1]	923	760
	Fannie Mae Pool #CB4604 4.00% 9/1/2052[1]	430	394
	Fannie Mae Pool #MA4732 4.00% 9/1/2052[1]	326	299
	Fannie Mae Pool #BX0008 4.00% 9/1/2052[1]	125	115
	Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	1,899	1,788
	Fannie Mae Pool #BW9049 4.50% 9/1/2052[1]	390	369
	Fannie Mae Pool #CB4620 5.00% 9/1/2052[1]	73,962	71,945
	Fannie Mae Pool #FS3056 2.00% 10/1/2052[1]	92,492	72,098
	Fannie Mae Pool #CB4818 4.00% 10/1/2052[1]	2,578	2,362
	Fannie Mae Pool #MA4783 4.00% 10/1/2052[1]	820	751
	Fannie Mae Pool #BW1241 4.00% 10/1/2052[1]	496	454
	Fannie Mae Pool #BW7063 4.00% 10/1/2052[1]	261	239
	Fannie Mae Pool #BW9888 4.00% 10/1/2052[1]	237	217
	Fannie Mae Pool #CB4852 4.50% 10/1/2052[1]	22,726	21,429
	Fannie Mae Pool #BW5232 4.50% 10/1/2052[1]	3,111	2,932
	Fannie Mae Pool #BW8175 4.50% 10/1/2052[1]	1,587	1,496
	Fannie Mae Pool #MA4785 5.00% 10/1/2052[1]	8,114	7,859
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	21,590	21,371
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	19,528	19,334
	Fannie Mae Pool #MA4803 3.50% 11/1/2052[1]	4,382	3,881
	Fannie Mae Pool #FS5554 4.50% 11/1/2052[1]	8,964	8,454
	Fannie Mae Pool #BW5182 4.50% 11/1/2052[1]	2,696	2,540
	Fannie Mae Pool #BW1296 5.00% 11/1/2052[1]	38,595	37,396
	Fannie Mae Pool #MA4839 4.00% 12/1/2052[1]	227	208
	Fannie Mae Pool #BW5057 5.00% 12/1/2052[1]	23,812	23,067
	Fannie Mae Pool #BX5673 5.00% 12/1/2052[1]	195	188
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]	31,705	31,384
	Fannie Mae Pool #BX2476 5.50% 12/1/2052[1]	6,583	6,511
	Fannie Mae Pool #CB5778 6.00% 12/1/2052[1]	1,305	1,312
	Fannie Mae Pool #MA4866 4.00% 1/1/2053[1]	65,786	60,299
	Fannie Mae Pool #FS4947 4.00% 1/1/2053[1]	204	187
	Fannie Mae Pool #FS5520 4.50% 1/1/2053[1]	44,022	41,454
	Fannie Mae Pool #MA4867 4.50% 1/1/2053[1]	7,144	6,726
	Fannie Mae Pool #FS6769 5.00% 1/1/2053[1]	199,167	192,918
	Fannie Mae Pool #FS3981 5.50% 1/1/2053[1]	32,034	31,694
	Fannie Mae Pool #BX6633 5.50% 1/1/2053[1]	361	357
	Fannie Mae Pool #MA4894 6.00% 1/1/2053[1]	52,765	53,077
	Fannie Mae Pool #BX5931 6.00% 1/1/2053[1]	5,051	5,080
	Fannie Mae Pool #BX5040 6.00% 1/1/2053[1]	2,540	2,555
	Fannie Mae Pool #BX4070 6.00% 1/1/2053[1]	1,686	1,698
	Fannie Mae Pool #BX5666 6.00% 1/1/2053[1]	1,048	1,054
	Fannie Mae Pool #FS3411 6.00% 1/1/2053[1]	48	49

9	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CB5525 6.00% 1/1/2053[1]	USD46	$46
	Fannie Mae Pool #CB5545 6.50% 1/1/2053[1]	2,403	2,475
	Fannie Mae Pool #FS4435 2.50% 2/1/2053[1]	7,599	6,199
	Fannie Mae Pool #BW4964 2.50% 2/1/2053[1]	887	725
	Fannie Mae Pool #MA4916 4.00% 2/1/2053[1]	148	136
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	44,351	43,828
	Fannie Mae Pool #BX6216 5.50% 2/1/2053[1]	799	790
	Fannie Mae Pool #MA4920 6.00% 2/1/2053[1]	20,086	20,206
	Fannie Mae Pool #FS4205 2.50% 3/1/2053[1]	5,932	4,841
	Fannie Mae Pool #BT8069 4.00% 3/1/2053[1]	512	469
	Fannie Mae Pool #FS4238 5.00% 3/1/2053[1]	844	817
	Fannie Mae Pool #CB5986 5.00% 3/1/2053[1]	92	89
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[1]	5,605	5,574
	Fannie Mae Pool #BX8515 5.50% 3/1/2053[1]	4,241	4,212
	Fannie Mae Pool #BX7779 5.50% 3/1/2053[1]	3,328	3,301
	Fannie Mae Pool #BX8514 5.50% 3/1/2053[1]	1,800	1,786
	Fannie Mae Pool #BX9431 5.50% 3/1/2053[1]	1,693	1,679
	Fannie Mae Pool #FS4774 5.50% 3/1/2053[1]	846	837
	Fannie Mae Pool #BX8389 5.50% 3/1/2053[1]	455	450
	Fannie Mae Pool #FS4152 5.50% 3/1/2053[1]	363	359
	Fannie Mae Pool #BX8835 5.50% 3/1/2053[1]	349	345
	Fannie Mae Pool #MA4942 6.00% 3/1/2053[1]	20,337	20,446
	Fannie Mae Pool #CB5912 6.00% 3/1/2053[1]	7,924	8,020
	Fannie Mae Pool #MA4993 4.00% 4/1/2053[1]	5,310	4,861
	Fannie Mae Pool #CB6012 4.00% 4/1/2053[1]	699	639
	Fannie Mae Pool #MA4977 4.50% 4/1/2053[1]	936	881
	Fannie Mae Pool #MA4978 5.00% 4/1/2053[1]	42,418	40,972
	Fannie Mae Pool #BX8625 5.00% 4/1/2053[1]	22,496	21,729
	Fannie Mae Pool #BX9135 5.00% 4/1/2053[1]	5,713	5,536
	Fannie Mae Pool #BX8434 5.00% 4/1/2053[1]	1,429	1,383
	Fannie Mae Pool #BY0889 5.00% 4/1/2053[1]	1,268	1,228
	Fannie Mae Pool #BX8673 5.00% 4/1/2053[1]	766	740
	Fannie Mae Pool #BX8880 5.00% 4/1/2053[1]	727	703
	Fannie Mae Pool #BY0879 5.00% 4/1/2053[1]	633	613
	Fannie Mae Pool #BX9041 5.00% 4/1/2053[1]	188	182
	Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]	74,315	73,421
	Fannie Mae Pool #BY0003 5.50% 4/1/2053[1]	6,863	6,809
	Fannie Mae Pool #BY0007 5.50% 4/1/2053[1]	2,713	2,684
	Fannie Mae Pool #BX8556 5.50% 4/1/2053[1]	1,896	1,876
	Fannie Mae Pool #BX9116 5.50% 4/1/2053[1]	984	973
	Fannie Mae Pool #BW5286 5.50% 4/1/2053[1]	50	50
	Fannie Mae Pool #MA4980 6.00% 4/1/2053[1]	57,521	57,916
	Fannie Mae Pool #BW5278 6.00% 4/1/2053[1]	2,593	2,607
	Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	4,943	5,105
	Fannie Mae Pool #FS4919 2.50% 5/1/2053[1]	18,305	15,000
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]	55,323	50,648
	Fannie Mae Pool #MA5009 5.00% 5/1/2053[1]	60,768	58,756
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	11,092	10,745
	Fannie Mae Pool #BY2022 5.00% 5/1/2053[1]	3,829	3,707
	Fannie Mae Pool #BY1497 5.00% 5/1/2053[1]	2,779	2,688
	Fannie Mae Pool #BY2251 5.00% 5/1/2053[1]	2,040	1,974
	Fannie Mae Pool #BY1265 5.00% 5/1/2053[1]	1,907	1,844
	Fannie Mae Pool #BY0545 5.00% 5/1/2053[1]	1,298	1,255
	Fannie Mae Pool #BY2247 5.00% 5/1/2053[1]	410	397
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	128,335	126,945
	Fannie Mae Pool #FS4840 5.50% 5/1/2053[1]	20,912	20,661
	Fannie Mae Pool #BY1223 5.50% 5/1/2053[1]	5,815	5,745
	Fannie Mae Pool #BY0204 5.50% 5/1/2053[1]	3,396	3,371
	Fannie Mae Pool #BY0091 5.50% 5/1/2053[1]	1,328	1,313
	Fannie Mae Pool #BY3208 5.50% 5/1/2053[1]	179	177
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	316,379	318,548
	Fannie Mae Pool #FS4736 6.50% 5/1/2053[1]	11,012	11,279
	Fannie Mae Pool #MA5054 4.00% 6/1/2053[1]	42,225	38,656
	Fannie Mae Pool #BW9778 4.00% 6/1/2053[1]	314	288
	Fannie Mae Pool #CB6471 4.50% 6/1/2053[1]	33,419	31,489
	Fannie Mae Pool #MA5037 4.50% 6/1/2053[1]	12,104	11,400
	Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]	102,200	98,846

The Bond Fund of America	10

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BY4405 5.00% 6/1/2053[1]	USD29,692	$28,748
	Fannie Mae Pool #BY4222 5.00% 6/1/2053[1]	5,436	5,257
	Fannie Mae Pool #BY5875 5.00% 6/1/2053[1]	5,219	5,049
	Fannie Mae Pool #BY2305 5.00% 6/1/2053[1]	2,595	2,508
	Fannie Mae Pool #BY4170 5.00% 6/1/2053[1]	2,165	2,095
	Fannie Mae Pool #BX7642 5.00% 6/1/2053[1]	2,059	1,995
	Fannie Mae Pool #BY3600 5.00% 6/1/2053[1]	2,000	1,935
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	92,439	91,347
	Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	59,269	58,649
	Fannie Mae Pool #BY3337 5.50% 6/1/2053[1]	5,944	5,897
	Fannie Mae Pool #BY4223 5.50% 6/1/2053[1]	199	197
	Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	73,182	73,705
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	28,910	29,095
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	17,799	18,020
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	13,451	13,613
	Fannie Mae Pool #BO9414 6.00% 6/1/2053[1]	5,294	5,324
	Fannie Mae Pool #BY4290 6.00% 6/1/2053[1]	982	987
	Fannie Mae Pool #CB6491 6.50% 6/1/2053[1]	24,512	25,264
	Fannie Mae Pool #CB6490 6.50% 6/1/2053[1]	8,493	8,703
	Fannie Mae Pool #CB6468 6.50% 6/1/2053[1]	6,340	6,505
	Fannie Mae Pool #FS7823 2.00% 7/1/2053[1]	12,495	9,768
	Fannie Mae Pool #FS6037 2.50% 7/1/2053[1]	6,942	5,669
	Fannie Mae Pool #FS6632 2.50% 7/1/2053[1]	55	45
	Fannie Mae Pool #MA5119 2.50% 7/1/2053[1]	27	22
	Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	206,856	194,811
	Fannie Mae Pool #CB6719 4.50% 7/1/2053[1]	7,390	6,961
	Fannie Mae Pool #MA5071 5.00% 7/1/2053[1]	22,672	21,921
	Fannie Mae Pool #BY6759 5.00% 7/1/2053[1]	16,990	16,429
	Fannie Mae Pool #BU4046 5.00% 7/1/2053[1]	7,101	6,874
	Fannie Mae Pool #BY2604 5.00% 7/1/2053[1]	2,719	2,633
	Fannie Mae Pool #BU4112 5.00% 7/1/2053[1]	94	91
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	132,061	130,584
	Fannie Mae Pool #MA5073 6.00% 7/1/2053[1]	5,329	5,360
	Fannie Mae Pool #FS5343 6.00% 7/1/2053[1]	4,156	4,188
	Fannie Mae Pool #CB6768 6.50% 7/1/2053[1]	64,309	65,989
	Fannie Mae Pool #MA5127 4.00% 8/1/2053[1]	36,782	33,666
	Fannie Mae Pool #MA5105 4.50% 8/1/2053[1]	29,066	27,386
	Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]	11,307	10,650
	Fannie Mae Pool #BY6723 5.00% 8/1/2053[1]	5,824	5,634
	Fannie Mae Pool #BY8986 5.00% 8/1/2053[1]	1,627	1,576
	Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	178,021	175,871
	Fannie Mae Pool #MA5135 4.00% 9/1/2053[1]	183	168
	Fannie Mae Pool #MA5136 4.50% 9/1/2053[1]	9,784	9,211
	Fannie Mae Pool #CB7104 5.50% 9/1/2053[1]	35,404	35,191
	Fannie Mae Pool #CB7118 6.00% 9/1/2053[1]	53,088	53,800
	Fannie Mae Pool #CB7122 6.00% 9/1/2053[1]	48,261	48,519
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[1]	13,913	13,993
	Fannie Mae Pool #FS5749 6.50% 9/1/2053[1]	120,443	123,262
	Fannie Mae Pool #CB7139 6.50% 9/1/2053[1]	8,726	8,954
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	17,208	15,750
	Fannie Mae Pool #MA5163 4.50% 10/1/2053[1]	869	818
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	1,711	1,690
	Fannie Mae Pool #CB7339 6.00% 10/1/2053[1]	212,148	213,594
	Fannie Mae Pool #CB7725 6.00% 10/1/2053[1]	69,963	70,336
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]	44,584	44,839
	Fannie Mae Pool #CB7344 6.00% 10/1/2053[1]	35,258	35,532
	Fannie Mae Pool #DA1557 6.00% 10/1/2053[1]	86	86
	Fannie Mae Pool #CB7242 6.50% 10/1/2053[1]	12,648	12,990
	Fannie Mae Pool #MA5167 6.50% 10/1/2053[1]	4,336	4,433
	Fannie Mae Pool #MA5207 4.00% 11/1/2053[1]	17,762	16,257
	Fannie Mae Pool #BY1418 4.00% 11/1/2053[1]	736	674
	Fannie Mae Pool #FS7252 5.00% 11/1/2053[1]	94,341	91,262
	Fannie Mae Pool #MA5190 5.50% 11/1/2053[1]	60,934	60,212
	Fannie Mae Pool #FS6838 5.50% 11/1/2053[1]	30,273	29,911
	Fannie Mae Pool #CB7438 6.00% 11/1/2053[1]	52,688	53,029
	Fannie Mae Pool #CB7480 6.00% 11/1/2053[1]	37,063	37,307
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[1]	20,554	20,672

11	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #DA2723 6.00% 11/1/2053[1]	USD30	$30
	Fannie Mae Pool #MA5192 6.50% 11/1/2053[1]	47,557	48,567
	Fannie Mae Pool #CB7510 6.50% 11/1/2053[1]	10,694	11,003
	Fannie Mae Pool #CB7426 6.50% 11/1/2053[1]	7,922	8,131
	Fannie Mae Pool #FS6509 7.00% 11/1/2053[1]	30,778	31,934
	Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	8,107	8,009
	Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	670	662
	Fannie Mae Pool #MA5216 6.00% 12/1/2053[1]	34,137	34,329
	Fannie Mae Pool #FS6610 6.50% 12/1/2053[1]	41,413	42,367
	Fannie Mae Pool #CB7626 6.50% 12/1/2053[1]	12,895	13,267
	Fannie Mae Pool #DB0012 2.50% 1/1/2054[1]	47	38
	Fannie Mae Pool #CB7862 6.00% 1/1/2054[1]	81,235	81,760
	Fannie Mae Pool #MA5247 6.00% 1/1/2054[1]	27,881	28,029
	Fannie Mae Pool #DA9344 6.00% 1/1/2054[1]	9,485	9,557
	Fannie Mae Pool #MA5248 6.50% 1/1/2054[1]	65,046	66,440
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	63,435	64,947
	Fannie Mae Pool #FS6767 6.50% 1/1/2054[1]	38,879	39,904
	Fannie Mae Pool #FS6763 6.50% 1/1/2054[1]	1,181	1,216
	Fannie Mae Pool #FS9507 4.50% 2/1/2054[1]	25,061	23,602
	Fannie Mae Pool #MA5270 5.00% 2/1/2054[1]	3,638	3,514
	Fannie Mae Pool #MA5271 5.50% 2/1/2054[1]	8,636	8,528
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	2,233	2,206
	Fannie Mae Pool #CB8003 6.00% 2/1/2054[1]	65,270	65,679
	Fannie Mae Pool #CB7932 6.00% 2/1/2054[1]	29,445	29,630
	Fannie Mae Pool #FS7221 6.00% 2/1/2054[1]	14,362	14,535
	Fannie Mae Pool #FS7031 6.00% 2/1/2054[1]	11,232	11,368
	Fannie Mae Pool #FS7503 6.00% 2/1/2054[1]	10,900	10,959
	Fannie Mae Pool #MA5273 6.50% 2/1/2054[1]	70,728	72,243
	Fannie Mae Pool #CB7933 6.50% 2/1/2054[1]	45,473	46,574
	Fannie Mae Pool #CB7917 6.50% 2/1/2054[1]	36,001	36,875
	Fannie Mae Pool #FS7162 6.50% 2/1/2054[1]	11,250	11,574
	Fannie Mae Pool #MA5320 4.00% 3/1/2054[1]	4,928	4,511
	Fannie Mae Pool #BY8083 4.00% 3/1/2054[1]	130	119
	Fannie Mae Pool #FS9508 4.50% 3/1/2054[1,4]	267,623	251,984
	Fannie Mae Pool #CB8147 5.50% 3/1/2054[1]	61,253	60,811
	Fannie Mae Pool #CB8143 5.50% 3/1/2054[1]	32,642	32,419
	Fannie Mae Pool #CB8148 5.50% 3/1/2054[1]	25,094	24,924
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	23,473	23,181
	Fannie Mae Pool #CB8151 5.50% 3/1/2054[1]	13,088	12,933
	Fannie Mae Pool #CB8153 6.00% 3/1/2054[1]	26,902	27,237
	Fannie Mae Pool #CB8163 6.00% 3/1/2054[1]	23,204	23,517
	Fannie Mae Pool #DA9098 6.00% 3/1/2054[1]	9,728	9,780
	Fannie Mae Pool #CB8168 6.00% 3/1/2054[1]	4,941	4,979
	Fannie Mae Pool #MA5295 6.00% 3/1/2054[1]	943	948
	Fannie Mae Pool #FS7653 6.50% 3/1/2054[1]	7,942	8,165
	Fannie Mae Pool #DB1300 5.50% 4/1/2054[1]	25,041	24,834
	Fannie Mae Pool #CB8337 5.50% 4/1/2054[1]	12,354	12,223
	Fannie Mae Pool #BU4479 5.50% 4/1/2054[1]	2,850	2,814
	Fannie Mae Pool #DA8433 5.50% 4/1/2054[1]	2,229	2,210
	Fannie Mae Pool #CB8328 5.50% 4/1/2054[1]	712	707
	Fannie Mae Pool #CB8385 6.00% 4/1/2054[1]	95,997	97,100
	Fannie Mae Pool #DB1299 6.00% 4/1/2054[1]	16,633	16,820
	Fannie Mae Pool #MA5329 6.50% 4/1/2054[1]	36,042	36,813
	Fannie Mae Pool #CB8387 6.50% 4/1/2054[1]	2,909	2,995
	Fannie Mae Pool #FS7810 7.00% 4/1/2054[1]	57,657	59,831
	Fannie Mae Pool #DB3283 2.50% 5/1/2054[1]	71	58
	Fannie Mae Pool #MA5378 4.00% 5/1/2054[1]	14,224	13,019
	Fannie Mae Pool #CB8536 5.50% 5/1/2054[1]	56,686	56,313
	Fannie Mae Pool #DB5160 5.50% 5/1/2054[1]	5,601	5,536
	Fannie Mae Pool #DB2495 6.00% 5/1/2054[1]	2,024	2,034
	Fannie Mae Pool #MA5355 6.50% 5/1/2054[1]	37,918	38,737
	Fannie Mae Pool #CB8507 6.50% 5/1/2054[1]	25,797	26,471
	Fannie Mae Pool #FS8131 5.50% 6/1/2054[1]	17,441	17,300
	Fannie Mae Pool #MA5388 5.50% 6/1/2054[1]	300	296
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[1]	23,170	23,487
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	12,644	12,787
	Fannie Mae Pool #DB6878 6.00% 6/1/2054[1]	12,031	12,094

The Bond Fund of America	12

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #FS8223 6.00% 6/1/2054[1]	USD800	$807
	Fannie Mae Pool #FS8219 6.00% 6/1/2054[1]	728	738
	Fannie Mae Pool #CB8725 6.50% 6/1/2054[1]	17,092	17,620
	Fannie Mae Pool #FS8229 6.50% 6/1/2054[1]	10,612	10,922
	Fannie Mae Pool #DB5480 6.50% 6/1/2054[1]	2,701	2,762
	Fannie Mae Pool #DA7646 6.50% 6/1/2054[1]	2,302	2,353
	Fannie Mae Pool #DB4399 6.50% 6/1/2054[1]	1,277	1,305
	Fannie Mae Pool #DB4401 6.50% 6/1/2054[1]	844	865
	Fannie Mae Pool #DB5795 6.50% 6/1/2054[1]	327	334
	Fannie Mae Pool #FS8138 6.50% 6/1/2054[1]	96	99
	Fannie Mae Pool #CB8842 5.50% 7/1/2054[1]	45,849	45,412
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[1]	35,077	34,748
	Fannie Mae Pool #CB8838 5.50% 7/1/2054[1]	17,896	17,771
	Fannie Mae Pool #DB5213 5.50% 7/1/2054[1]	15,831	15,634
	Fannie Mae Pool #FS8467 5.50% 7/1/2054[1]	11,609	11,511
	Fannie Mae Pool #CB8858 6.00% 7/1/2054[1]	44,418	44,922
	Fannie Mae Pool #CB8855 6.00% 7/1/2054[1]	37,069	37,580
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[1]	27,790	27,968
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[1]	25,684	25,975
	Fannie Mae Pool #FS8318 6.00% 7/1/2054[1]	17,942	18,162
	Fannie Mae Pool #DB6905 6.00% 7/1/2054[1]	15,278	15,357
	Fannie Mae Pool #BU4707 6.00% 7/1/2054[1]	12,031	12,094
	Fannie Mae Pool #DB6901 6.00% 7/1/2054[1]	7,629	7,678
	Fannie Mae Pool #DB5214 6.00% 7/1/2054[1]	5,615	5,644
	Fannie Mae Pool #FS8591 6.00% 7/1/2054[1]	4,194	4,245
	Fannie Mae Pool #FS8400 6.00% 7/1/2054[1]	894	906
	Fannie Mae Pool #DB7039 6.00% 7/1/2054[1]	617	625
	Fannie Mae Pool #DB2535 6.00% 7/1/2054[1]	35	35
	Fannie Mae Pool #MA5422 6.50% 7/1/2054[1]	477,126	487,456
	Fannie Mae Pool #CB8876 6.50% 7/1/2054[1]	27,844	28,549
	Fannie Mae Pool #CB8872 6.50% 7/1/2054[1]	26,249	27,123
	Fannie Mae Pool #FS8317 6.50% 7/1/2054[1]	15,914	16,373
	Fannie Mae Pool #FS8619 6.50% 7/1/2054[1]	9,442	9,715
	Fannie Mae Pool #FS8607 6.50% 7/1/2054[1]	6,837	7,033
	Fannie Mae Pool #DB6906 6.50% 7/1/2054[1]	2,598	2,653
	Fannie Mae Pool #MA5441 4.00% 8/1/2054[1]	37,337	34,168
	Fannie Mae Pool #CB8977 5.00% 8/1/2054[1]	13,126	12,708
	Fannie Mae Pool #DB7783 5.50% 8/1/2054[1]	9,043	8,937
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[1]	37,574	37,815
	Fannie Mae Pool #DB7792 6.00% 8/1/2054[1]	7,892	7,933
	Fannie Mae Pool #DC0901 6.00% 8/1/2054[1]	6,872	6,908
	Fannie Mae Pool #DB2588 6.00% 8/1/2054[1]	4,616	4,645
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[1]	4,111	4,162
	Fannie Mae Pool #FS8758 6.00% 8/1/2054[1]	2,413	2,432
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[1]	2,124	2,140
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[1]	1,648	1,674
	Fannie Mae Pool #BU4968 6.00% 8/1/2054[1]	1,414	1,421
	Fannie Mae Pool #DB7687 6.00% 8/1/2054[1]	339	343
	Fannie Mae Pool #DB7690 6.00% 8/1/2054[1]	252	255
	Fannie Mae Pool #DC0296 6.00% 8/1/2054[1]	238	241
	Fannie Mae Pool #DB2541 6.00% 8/1/2054[1]	34	34
	Fannie Mae Pool #MA5446 6.50% 8/1/2054[1]	516,648	527,781
	Fannie Mae Pool #FS8934 6.50% 8/1/2054[1]	32,667	33,567
	Fannie Mae Pool #FS8783 6.50% 8/1/2054[1]	21,176	21,757
	Fannie Mae Pool #CB9071 6.50% 8/1/2054[1]	17,179	17,649
	Fannie Mae Pool #FS8762 6.50% 8/1/2054[1]	2,592	2,671
	Fannie Mae Pool #MA5467 4.00% 9/1/2054[1]	4,059	3,715
	Fannie Mae Pool #CB9210 5.50% 9/1/2054[1]	37,119	36,685
	Fannie Mae Pool #FS9025 5.50% 9/1/2054[1]	23,133	22,915
	Fannie Mae Pool #CB9146 5.50% 9/1/2054[1]	21,903	21,731
	Fannie Mae Pool #BU4946 5.50% 9/1/2054[1]	5,900	5,825
	Fannie Mae Pool #FS9001 5.50% 9/1/2054[1]	9	9
	Fannie Mae Pool #CB9215 6.00% 9/1/2054[1]	23,304	23,675
	Fannie Mae Pool #CB9159 6.00% 9/1/2054[1]	18,577	18,845
	Fannie Mae Pool #MA5471 6.00% 9/1/2054[1]	14,002	14,075
	Fannie Mae Pool #FS9004 6.00% 9/1/2054[1]	11,830	11,946
	Fannie Mae Pool #FS8866 6.00% 9/1/2054[1]	4,443	4,514

13	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #DC1873 6.00% 9/1/2054[1]	USD1,428	$1,447
	Fannie Mae Pool #MA5494 4.00% 10/1/2054[1]	42,129	38,553
	Fannie Mae Pool #MA5496 5.00% 10/1/2054[1]	110,876	107,079
	Fannie Mae Pool #BU5166 6.00% 10/1/2054[1]	13,064	13,212
	Fannie Mae Pool #MA5498 6.00% 10/1/2054[1]	77	78
	Fannie Mae Pool #FS9374 6.50% 10/1/2054[1]	31,196	32,158
	Fannie Mae Pool #BU5049 6.50% 10/1/2054[1]	5,004	5,162
	Fannie Mae Pool #MA5528 4.00% 11/1/2054[1]	17,840	16,325
	Fannie Mae Pool #DC8818 4.00% 11/1/2054[1]	541	495
	Fannie Mae Pool #DC2101 4.00% 11/1/2054[1]	328	300
	Fannie Mae Pool #DB8242 4.00% 11/1/2054[1]	200	183
	Fannie Mae Pool #MA5529 4.50% 11/1/2054[1]	69,546	65,456
	Fannie Mae Pool #CB9456 4.50% 11/1/2054[1]	1,000	941
	Fannie Mae Pool #DC0696 4.50% 11/1/2054[1]	111	104
	Fannie Mae Pool #BU5165 5.50% 11/1/2054[1]	19,149	18,967
	Fannie Mae Pool #CB9432 6.00% 11/1/2054[1]	34,159	34,594
	Fannie Mae Pool #MA5532 6.00% 11/1/2054[1]	1,792	1,801
	Fannie Mae Pool #CB9523 6.50% 11/1/2054[1]	60,485	62,260
	Fannie Mae Pool #MA5550 4.00% 12/1/2054[1]	90,983	83,260
	Fannie Mae Pool #DC7366 4.00% 12/1/2054[1]	3,480	3,204
	Fannie Mae Pool #DB8284 4.00% 12/1/2054[1]	28	25
	Fannie Mae Pool #MA5551 4.50% 12/1/2054[1]	1,000	941
	Fannie Mae Pool #DC8819 4.50% 12/1/2054[1]	545	513
	Fannie Mae Pool #DC9197 4.50% 12/1/2054[1]	388	365
	Fannie Mae Pool #CB9616 5.50% 12/1/2054[1]	14,699	14,559
	Fannie Mae Pool #BU5234 5.50% 12/1/2054[1]	11,594	11,484
	Fannie Mae Pool #DC8823 5.50% 12/1/2054[1]	26	26
	Fannie Mae Pool #CB9675 6.00% 12/1/2054[1]	34,484	34,971
	Fannie Mae Pool #BU5259 6.50% 12/1/2054[1]	4,660	4,776
	Fannie Mae Pool #DC8825 6.50% 12/1/2054[1]	500	515
	Fannie Mae Pool #MA5583 4.00% 1/1/2055[1]	33,488	30,637
	Fannie Mae Pool #MA5584 4.50% 1/1/2055[1]	1,468	1,382
	Fannie Mae Pool #MA5585 5.00% 1/1/2055[1]	7,175	6,929
	Fannie Mae Pool #BF0133 4.00% 8/1/2056[1]	20,632	18,940
	Fannie Mae Pool #BF0145 3.50% 3/1/2057[1]	13,323	11,726
	Fannie Mae Pool #BF0299 3.50% 8/1/2058[1]	20,665	18,262
	Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]	32,226	28,319
	Fannie Mae Pool #BM6693 3.50% 8/1/2059[1]	23,384	20,553
	Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]	49,950	43,902
	Fannie Mae Pool #BF0480 3.50% 6/1/2060[1]	31,724	27,883
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	42,436	35,437
	Fannie Mae Pool #BF0546 2.50% 7/1/2061[1]	21,131	16,850
	Fannie Mae Pool #BF0548 3.00% 7/1/2061[1]	20,612	17,205
	Fannie Mae Pool #BF0563 4.00% 9/1/2061[1]	9,777	9,046
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	7,425	6,996
	Fannie Mae Pool #BF0762 3.00% 9/1/2063[1]	34,010	28,365
	Fannie Mae Pool #BF0765 3.50% 9/1/2063[1]	47,790	41,566
	Fannie Mae Pool #BF0784 3.50% 12/1/2063[1]	35,755	31,099
	Fannie Mae Pool #BF0786 4.00% 12/1/2063[1]	27,773	25,238
	Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,3]	— [2]	— [2]
	Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[1,3]	— [2]	— [2]
	Fannie Mae, Series 1998-W5, Class B3, 6.50% 7/25/2028[1,5]	176	62
	Fannie Mae, Series 2002-W7, Class A5, 7.50% 2/25/2029[1]	40	43
	Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031[1]	241	242
	Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[1]	83	84
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[1]	425	446
	Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[1]	608	614
	Fannie Mae, Series 2002-W1, Class 2A, 4.534% 2/25/2042[1,3]	513	508
	Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.464% 12/25/2026[1,3]	7	7
	Fannie Mae, Series 2019-M5, Class A2, Multi Family, 3.273% 1/25/2029[1]	402	381
	Fannie Mae, Series 2018-M12, Class A2, Multi Family, 3.627% 8/25/2030[1,3]	3,050	2,883
	Fannie Mae, Series 2024-M1, Class A2, Multi Family, 4.50% 1/25/2034[1,3]	8,000	7,726
	Fannie Mae, Series 2006-51, Class PO, principal only, 0% 3/25/2036[1]	143	136
	Fannie Mae, Series 2006-32, Class OA, principal only, 0% 5/25/2036[1]	246	207
	Fannie Mae, Series 2006-96, Class OP, principal only, 0% 10/25/2036[1]	87	77
	Freddie Mac Pool #ZA1886 5.00% 6/1/2025[1]	11	11
	Freddie Mac Pool #ZS8948 6.50% 3/1/2026[1]	— [2]	— [2]

The Bond Fund of America	14

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #ZS8801 6.50% 3/1/2026[1]	USD— [2]	$— [2]
	Freddie Mac Pool #ZA1940 6.50% 4/1/2026[1]	3	4
	Freddie Mac Pool #ZA1955 6.50% 9/1/2026[1]	1	1
	Freddie Mac Pool #ZA1959 6.50% 10/1/2026[1]	1	1
	Freddie Mac Pool #ZA0583 6.50% 3/1/2029[1]	— [2]	— [2]
	Freddie Mac Pool #D98356 4.50% 5/1/2030[1]	33	32
	Freddie Mac Pool #ZT0799 5.00% 9/1/2031[1]	6	6
	Freddie Mac Pool #A15120 5.50% 10/1/2033[1]	2	2
	Freddie Mac Pool #G30911 4.00% 3/1/2036[1]	2,167	2,098
	Freddie Mac Pool #K93532 4.00% 4/1/2036[1]	660	634
	Freddie Mac Pool #C91883 4.00% 6/1/2036[1]	299	290
	Freddie Mac Pool #A56076 5.50% 1/1/2037[1]	6	6
	Freddie Mac Pool #C91917 3.00% 2/1/2037[1]	414	381
	Freddie Mac Pool #G04804 4.50% 5/1/2037[1]	908	879
	Freddie Mac Pool #C91948 4.00% 7/1/2037[1]	2,418	2,326
	Freddie Mac Pool #ZS1566 6.50% 8/1/2037[1]	1	1
	Freddie Mac Pool #G03695 5.50% 11/1/2037[1]	2	2
	Freddie Mac Pool #G08248 5.50% 2/1/2038[1]	25	25
	Freddie Mac Pool #ZT1449 3.00% 6/1/2038[1]	37,124	34,193
	Freddie Mac Pool #G05196 5.50% 10/1/2038[1]	1	1
	Freddie Mac Pool #G05267 5.50% 12/1/2038[1]	1	1
	Freddie Mac Pool #A87873 5.00% 8/1/2039[1]	1,714	1,700
	Freddie Mac Pool #G06020 5.50% 12/1/2039[1]	3	3
	Freddie Mac Pool #G05860 5.50% 2/1/2040[1]	9	10
	Freddie Mac Pool #G05937 4.50% 8/1/2040[1]	3,769	3,660
	Freddie Mac Pool #RB5071 2.00% 9/1/2040[1]	3,960	3,311
	Freddie Mac Pool #A93948 4.50% 9/1/2040[1]	5	5
	Freddie Mac Pool #SC0113 2.00% 12/1/2040[1]	5,352	4,474
	Freddie Mac Pool #SC0149 2.00% 3/1/2041[1]	18,078	15,108
	Freddie Mac Pool #G06868 4.50% 4/1/2041[1]	4	4
	Freddie Mac Pool #RB0544 2.00% 6/1/2041[1]	25,922	21,659
	Freddie Mac Pool #SC0169 2.00% 6/1/2041[1]	9,581	8,000
	Freddie Mac Pool #G06648 5.00% 6/1/2041[1]	476	474
	Freddie Mac Pool #Q01658 5.00% 6/1/2041[1]	216	215
	Freddie Mac Pool #G06841 5.50% 6/1/2041[1]	13	13
	Freddie Mac Pool #RB5118 2.00% 7/1/2041[1]	93,726	78,264
	Freddie Mac Pool #SC0148 2.00% 7/1/2041[1]	69,680	58,221
	Freddie Mac Pool #Q01992 4.50% 7/1/2041[1]	24	23
	Freddie Mac Pool #RB5121 2.00% 8/1/2041[1]	146,081	121,913
	Freddie Mac Pool #Q02705 4.50% 8/1/2041[1]	1,729	1,673
	Freddie Mac Pool #G06956 4.50% 8/1/2041[1]	412	400
	Freddie Mac Pool #G06769 4.50% 8/1/2041[1]	180	174
	Freddie Mac Pool #SC0175 2.00% 9/1/2041[1]	18,607	15,547
	Freddie Mac Pool #QK1181 2.00% 11/1/2041[1]	10,656	8,873
	Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	69,136	57,505
	Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	14,201	11,788
	Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	56,728	47,017
	Freddie Mac Pool #RB5153 2.00% 4/1/2042[1]	18,024	14,916
	Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	42	39
	Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]	451	412
	Freddie Mac Pool #Q18236 3.50% 5/1/2043[1]	669	611
	Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]	524	477
	Freddie Mac Pool #Q22946 4.00% 11/1/2043[1]	3,604	3,389
	Freddie Mac Pool #RB5297 6.50% 5/1/2044[1]	655	671
	Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]	2,337	2,118
	Freddie Mac Pool #760012 4.299% 4/1/2045[1,3]	455	454
	Freddie Mac Pool #760013 4.701% 4/1/2045[1,3]	252	253
	Freddie Mac Pool #760014 3.426% 8/1/2045[1,3]	1,447	1,422
	Freddie Mac Pool #G60138 3.50% 8/1/2045[1]	478	436
	Freddie Mac Pool #G60238 3.50% 10/1/2045[1]	11,549	10,445
	Freddie Mac Pool #V81992 4.00% 10/1/2045[1]	450	416
	Freddie Mac Pool #G60344 4.00% 12/1/2045[1]	8,842	8,262
	Freddie Mac Pool #T65375 3.50% 7/1/2046[1]	94	85
	Freddie Mac Pool #Q42034 4.50% 7/1/2046[1]	90	86
	Freddie Mac Pool #G67700 3.50% 8/1/2046[1]	4,300	3,889
	Freddie Mac Pool #Q42633 4.50% 8/1/2046[1]	252	242
	Freddie Mac Pool #Q43312 4.50% 9/1/2046[1]	419	404

15	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #Q43461 4.50% 10/1/2046[1]	USD241	$232
	Freddie Mac Pool #Q44689 4.50% 12/1/2046[1]	351	336
	Freddie Mac Pool #760015 3.11% 1/1/2047[1,3]	1,665	1,583
	Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	859	765
	Freddie Mac Pool #Q47620 4.00% 4/1/2047[1]	6,049	5,670
	Freddie Mac Pool #Q47828 4.50% 5/1/2047[1]	244	233
	Freddie Mac Pool #ZS4735 3.50% 9/1/2047[1]	62	55
	Freddie Mac Pool #Q51622 3.50% 10/1/2047[1]	970	864
	Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	1,270	1,143
	Freddie Mac Pool #SD0470 4.00% 11/1/2047[1]	5,783	5,348
	Freddie Mac Pool #G61733 3.00% 12/1/2047[1]	4,215	3,670
	Freddie Mac Pool #ZS4747 3.50% 12/1/2047[1]	7,019	6,303
	Freddie Mac Pool #Q52613 4.00% 12/1/2047[1]	3,505	3,265
	Freddie Mac Pool #G08793 4.00% 12/1/2047[1]	2,603	2,418
	Freddie Mac Pool #Q52596 4.50% 12/1/2047[1]	1,227	1,173
	Freddie Mac Pool #Q53878 4.00% 1/1/2048[1]	3,495	3,257
	Freddie Mac Pool #G67709 3.50% 3/1/2048[1]	20,881	18,812
	Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	926	833
	Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]	851	765
	Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]	708	638
	Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]	634	570
	Freddie Mac Pool #Q55056 3.50% 3/1/2048[1]	566	509
	Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]	483	434
	Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]	383	346
	Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]	241	217
	Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]	223	202
	Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	19,628	18,290
	Freddie Mac Pool #G08805 4.00% 3/1/2048[1]	925	859
	Freddie Mac Pool #Q55060 3.50% 4/1/2048[1]	210	189
	Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	808	753
	Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	716	667
	Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]	386	360
	Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]	477	429
	Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]	281	254
	Freddie Mac Pool #Q56591 3.50% 6/1/2048[1]	160	144
	Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	1,259	1,172
	Freddie Mac Pool #Q57242 4.50% 7/1/2048[1]	307	293
	Freddie Mac Pool #G61628 3.50% 9/1/2048[1]	114	102
	Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	2,354	2,252
	Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	1,224	1,171
	Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	855	816
	Freddie Mac Pool #Z40273 4.50% 10/1/2048[1]	5,132	4,907
	Freddie Mac Pool #ZA5889 4.00% 11/1/2048[1]	1,451	1,345
	Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]	2,739	2,459
	Freddie Mac Pool #QA1885 3.50% 8/1/2049[1]	4,068	3,652
	Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	829	744
	Freddie Mac Pool #SD7508 3.50% 10/1/2049[1]	52,426	47,069
	Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]	6,661	6,010
	Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]	6,559	5,918
	Freddie Mac Pool #QA4692 3.00% 11/1/2049[1]	16,442	14,240
	Freddie Mac Pool #QA4673 3.00% 11/1/2049[1]	6,781	5,891
	Freddie Mac Pool #SD0185 3.00% 12/1/2049[1]	3,911	3,378
	Freddie Mac Pool #QA5125 3.50% 12/1/2049[1]	19,320	17,346
	Freddie Mac Pool #SD0234 3.00% 1/1/2050[1]	24,683	21,329
	Freddie Mac Pool #SD0187 3.00% 1/1/2050[1]	10,966	9,509
	Freddie Mac Pool #RA2319 3.00% 3/1/2050[1]	17,185	14,702
	Freddie Mac Pool #SD7517 3.00% 5/1/2050[1]	25,557	22,164
	Freddie Mac Pool #RA3022 2.50% 6/1/2050[1]	156	129
	Freddie Mac Pool #QB1368 2.50% 7/1/2050[1]	34,348	28,526
	Freddie Mac Pool #RA3055 2.50% 7/1/2050[1]	111	91
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	2,491	2,144
	Freddie Mac Pool #RA3611 2.50% 9/1/2050[1]	125	102
	Freddie Mac Pool #QB2781 2.50% 9/1/2050[1]	16	13
	Freddie Mac Pool #RA3506 3.00% 9/1/2050[1]	9,780	8,413
	Freddie Mac Pool #SD7525 2.50% 10/1/2050[1]	21,113	17,616
	Freddie Mac Pool #QB4847 2.50% 10/1/2050[1]	606	495
	Freddie Mac Pool #QB5184 2.50% 10/1/2050[1]	36	29

The Bond Fund of America	16

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	USD14,544	$11,429
	Freddie Mac Pool #RA4070 2.50% 11/1/2050[1]	26,775	22,086
	Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]	9,423	7,762
	Freddie Mac Pool #RA3932 2.50% 11/1/2050[1]	1,218	1,011
	Freddie Mac Pool #RA3934 2.50% 11/1/2050[1]	572	472
	Freddie Mac Pool #QB5608 2.50% 11/1/2050[1]	470	388
	Freddie Mac Pool #QB5838 2.50% 11/1/2050[1]	129	105
	Freddie Mac Pool #QB5799 2.50% 11/1/2050[1]	93	76
	Freddie Mac Pool #QB5200 2.50% 11/1/2050[1]	53	43
	Freddie Mac Pool #RA4206 2.50% 12/1/2050[1]	22,343	18,266
	Freddie Mac Pool #RA4179 2.50% 12/1/2050[1]	42	34
	Freddie Mac Pool #RA4352 2.00% 1/1/2051[1]	1,682	1,327
	Freddie Mac Pool #RA4410 2.50% 1/1/2051[1]	1,885	1,555
	Freddie Mac Pool #QB7147 2.50% 1/1/2051[1]	879	724
	Freddie Mac Pool #QB7854 2.50% 1/1/2051[1]	298	246
	Freddie Mac Pool #RA4351 2.50% 1/1/2051[1]	92	76
	Freddie Mac Pool #SD8122 2.50% 1/1/2051[1]	24	20
	Freddie Mac Pool #QB8605 2.00% 2/1/2051[1]	3,203	2,539
	Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	697	545
	Freddie Mac Pool #SD7535 2.50% 2/1/2051[1]	3,830	3,181
	Freddie Mac Pool #RA4530 2.50% 2/1/2051[1]	1,006	821
	Freddie Mac Pool #RA4561 2.50% 2/1/2051[1]	949	774
	Freddie Mac Pool #QB8934 2.50% 2/1/2051[1]	163	134
	Freddie Mac Pool #SD8129 2.50% 2/1/2051[1]	152	125
	Freddie Mac Pool #RA4658 3.00% 2/1/2051[1]	34,571	29,824
	Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	59,821	46,737
	Freddie Mac Pool #SD0554 2.50% 3/1/2051[1]	1,990	1,623
	Freddie Mac Pool #QB9901 2.50% 3/1/2051[1]	1,179	962
	Freddie Mac Pool #SI2108 2.50% 4/1/2051[1]	160,643	131,213
	Freddie Mac Pool #QC1187 2.50% 4/1/2051[1]	1,972	1,611
	Freddie Mac Pool #QC0416 2.50% 4/1/2051[1]	511	417
	Freddie Mac Pool #SD0975 2.50% 4/1/2051[1]	211	172
	Freddie Mac Pool #QC1084 2.50% 4/1/2051[1]	81	66
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	22,732	17,978
	Freddie Mac Pool #RA5259 2.50% 5/1/2051[1]	4,444	3,665
	Freddie Mac Pool #RA5275 2.50% 5/1/2051[1]	825	676
	Freddie Mac Pool #QC1292 2.50% 5/1/2051[1]	527	434
	Freddie Mac Pool #RA5286 2.50% 5/1/2051[1]	22	18
	Freddie Mac Pool #RA5267 3.00% 5/1/2051[1]	5,982	5,136
	Freddie Mac Pool #QC2817 2.50% 6/1/2051[1]	15,178	12,545
	Freddie Mac Pool #RA5435 2.50% 6/1/2051[1]	11,618	9,477
	Freddie Mac Pool #QC3428 2.50% 6/1/2051[1]	134	109
	Freddie Mac Pool #QC2992 2.50% 6/1/2051[1]	63	52
	Freddie Mac Pool #QC4006 2.50% 6/1/2051[1]	40	33
	Freddie Mac Pool #RA5559 2.50% 7/1/2051[1]	38,946	31,771
	Freddie Mac Pool #SD0644 2.50% 7/1/2051[1]	14,538	11,990
	Freddie Mac Pool #SD4075 2.50% 7/1/2051[1]	14,487	11,812
	Freddie Mac Pool #SD0926 2.50% 7/1/2051[1]	818	671
	Freddie Mac Pool #QC3654 2.50% 7/1/2051[1]	175	143
	Freddie Mac Pool #QC4413 2.50% 7/1/2051[1]	172	141
	Freddie Mac Pool #QC4225 2.50% 7/1/2051[1]	22	18
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	75,494	65,413
	Freddie Mac Pool #SD8160 2.00% 8/1/2051[1]	806	631
	Freddie Mac Pool #QC5206 2.50% 8/1/2051[1]	226	186
	Freddie Mac Pool #RA5836 2.50% 9/1/2051[1]	70,412	58,028
	Freddie Mac Pool #SD7545 2.50% 9/1/2051[1]	60,106	49,810
	Freddie Mac Pool #RA5759 2.50% 9/1/2051[1]	10,749	8,769
	Freddie Mac Pool #SD2963 2.50% 9/1/2051[1]	2,554	2,083
	Freddie Mac Pool #RA5767 2.50% 9/1/2051[1]	896	731
	Freddie Mac Pool #QC6516 2.50% 9/1/2051[1]	817	666
	Freddie Mac Pool #QC6597 2.50% 9/1/2051[1]	572	467
	Freddie Mac Pool #SD5485 2.50% 9/1/2051[1]	428	349
	Freddie Mac Pool #QC6821 2.50% 9/1/2051[1]	401	327
	Freddie Mac Pool #QC7739 2.50% 9/1/2051[1]	238	195
	Freddie Mac Pool #QC6761 2.50% 9/1/2051[1]	191	156
	Freddie Mac Pool #RA5901 3.00% 9/1/2051[1]	5,909	5,075
	Freddie Mac Pool #RA5971 3.00% 9/1/2051[1]	3,819	3,299

17	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #QC7626 3.00% 9/1/2051[1]	USD657	$565
	Freddie Mac Pool #SD8172 2.00% 10/1/2051[1]	768	601
	Freddie Mac Pool #RA6136 2.50% 10/1/2051[1]	68,315	55,729
	Freddie Mac Pool #RA6107 2.50% 10/1/2051[1]	39,235	32,007
	Freddie Mac Pool #QC8493 2.50% 10/1/2051[1]	34,901	28,471
	Freddie Mac Pool #SD6078 2.50% 10/1/2051[1]	33,275	27,142
	Freddie Mac Pool #SD1345 2.50% 10/1/2051[1]	28,213	23,006
	Freddie Mac Pool #QC9251 2.50% 10/1/2051[1]	17,155	13,994
	Freddie Mac Pool #QC8778 2.50% 10/1/2051[1]	9,827	8,017
	Freddie Mac Pool #RA5995 2.50% 10/1/2051[1]	1,321	1,078
	Freddie Mac Pool #RA6132 2.50% 10/1/2051[1]	1,046	861
	Freddie Mac Pool #QC8196 2.50% 10/1/2051[1]	769	628
	Freddie Mac Pool #RA6017 2.50% 10/1/2051[1]	498	406
	Freddie Mac Pool #QC9123 2.50% 10/1/2051[1]	406	331
	Freddie Mac Pool #QC9156 2.50% 10/1/2051[1]	292	240
	Freddie Mac Pool #SD0734 3.00% 10/1/2051[1]	23,825	20,565
	Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]	16,427	14,099
	Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	123,314	97,545
	Freddie Mac Pool #QD1841 2.00% 11/1/2051[1]	4,377	3,422
	Freddie Mac Pool #SD7548 2.50% 11/1/2051[1]	12,824	10,628
	Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	9,883	8,168
	Freddie Mac Pool #RA6231 2.50% 11/1/2051[1]	2,383	1,944
	Freddie Mac Pool #QC9561 2.50% 11/1/2051[1]	1,395	1,138
	Freddie Mac Pool #RA6411 2.50% 11/1/2051[1]	548	447
	Freddie Mac Pool #QD2128 2.50% 11/1/2051[1]	40	33
	Freddie Mac Pool #RA6347 3.00% 11/1/2051[1]	6,761	5,807
	Freddie Mac Pool #SD8182 2.00% 12/1/2051[1]	2,090	1,636
	Freddie Mac Pool #QD3619 2.50% 12/1/2051[1]	16,935	13,818
	Freddie Mac Pool #QD2075 2.50% 12/1/2051[1]	13,733	11,203
	Freddie Mac Pool #RA6433 2.50% 12/1/2051[1]	8,553	6,978
	Freddie Mac Pool #RA6483 2.50% 12/1/2051[1]	7,780	6,429
	Freddie Mac Pool #SD6080 2.50% 12/1/2051[1]	4,879	3,978
	Freddie Mac Pool #QD1626 2.50% 12/1/2051[1]	2,831	2,309
	Freddie Mac Pool #QD2923 2.50% 12/1/2051[1]	1,757	1,433
	Freddie Mac Pool #RA6492 2.50% 12/1/2051[1]	779	635
	Freddie Mac Pool #SD3729 2.50% 12/1/2051[1]	611	501
	Freddie Mac Pool #SD0778 2.50% 12/1/2051[1]	395	324
	Freddie Mac Pool #SD2101 2.50% 12/1/2051[1]	253	209
	Freddie Mac Pool #SD8183 2.50% 12/1/2051[1]	175	143
	Freddie Mac Pool #RA6469 2.50% 12/1/2051[1]	40	33
	Freddie Mac Pool #QD3310 3.00% 12/1/2051[1]	4,351	3,711
	Freddie Mac Pool #SD8188 2.00% 1/1/2052[1]	325	254
	Freddie Mac Pool #SD0853 2.50% 1/1/2052[1]	31,049	25,316
	Freddie Mac Pool #SD0855 2.50% 1/1/2052[1]	20,795	17,098
	Freddie Mac Pool #SD0854 2.50% 1/1/2052[1]	10,974	8,948
	Freddie Mac Pool #QD5941 2.50% 1/1/2052[1]	1,392	1,150
	Freddie Mac Pool #SD2629 2.50% 1/1/2052[1]	1,029	839
	Freddie Mac Pool #QD4256 2.50% 1/1/2052[1]	744	611
	Freddie Mac Pool #SD8189 2.50% 1/1/2052[1]	418	342
	Freddie Mac Pool #SD0871 2.50% 1/1/2052[1]	388	316
	Freddie Mac Pool #RA6614 2.50% 1/1/2052[1]	96	78
	Freddie Mac Pool #RA7263 2.50% 1/1/2052[1]	66	54
	Freddie Mac Pool #QD5570 2.50% 1/1/2052[1]	52	43
	Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	38,833	33,502
	Freddie Mac Pool #SD0803 3.00% 1/1/2052[1]	1,626	1,397
	Freddie Mac Pool #QD7321 3.50% 1/1/2052[1]	280	249
	Freddie Mac Pool #RA6913 2.00% 2/1/2052[1]	3,729	2,910
	Freddie Mac Pool #SD8193 2.00% 2/1/2052[1]	1,707	1,333
	Freddie Mac Pool #RA6114 2.00% 2/1/2052[1]	482	376
	Freddie Mac Pool #SD0902 2.50% 2/1/2052[1]	18,838	15,360
	Freddie Mac Pool #SD0881 2.50% 2/1/2052[1]	13,045	10,735
	Freddie Mac Pool #RA6900 2.50% 2/1/2052[1]	891	731
	Freddie Mac Pool #QD7187 2.50% 2/1/2052[1]	480	395
	Freddie Mac Pool #SD8194 2.50% 2/1/2052[1]	396	324
	Freddie Mac Pool #QE0849 2.50% 2/1/2052[1]	178	145
	Freddie Mac Pool #RA8028 2.50% 2/1/2052[1]	65	53
	Freddie Mac Pool #QD5828 2.50% 2/1/2052[1]	43	35

The Bond Fund of America	18

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SI2095 2.50% 2/1/2052[1]	USD39	$32
	Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	22,718	20,438
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	4,594	4,096
	Freddie Mac Pool #SD5343 2.00% 3/1/2052[1]	4,049	3,161
	Freddie Mac Pool #SD8199 2.00% 3/1/2052[1]	3,396	2,652
	Freddie Mac Pool #QD8010 2.00% 3/1/2052[1]	969	758
	Freddie Mac Pool #QD8103 2.00% 3/1/2052[1]	874	682
	Freddie Mac Pool #QD8408 2.00% 3/1/2052[1]	854	666
	Freddie Mac Pool #QD8820 2.00% 3/1/2052[1]	529	414
	Freddie Mac Pool #SD3226 2.50% 3/1/2052[1]	10,530	8,638
	Freddie Mac Pool #QE0888 2.50% 3/1/2052[1]	4,978	4,087
	Freddie Mac Pool #SD1450 2.50% 3/1/2052[1]	2,492	2,059
	Freddie Mac Pool #SD2964 2.50% 3/1/2052[1]	1,205	983
	Freddie Mac Pool #QD8966 2.50% 3/1/2052[1]	873	717
	Freddie Mac Pool #QD9973 2.50% 3/1/2052[1]	738	602
	Freddie Mac Pool #SD3415 2.50% 3/1/2052[1]	607	498
	Freddie Mac Pool #QD8807 2.50% 3/1/2052[1]	225	184
	Freddie Mac Pool #RA7091 2.50% 3/1/2052[1]	213	175
	Freddie Mac Pool #QE0615 2.50% 3/1/2052[1]	119	97
	Freddie Mac Pool #SD1660 2.50% 3/1/2052[1]	103	85
	Freddie Mac Pool #RA7021 2.50% 3/1/2052[1]	94	77
	Freddie Mac Pool #RA7020 2.50% 3/1/2052[1]	75	61
	Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]	29,592	25,510
	Freddie Mac Pool #QD9030 3.50% 3/1/2052[1]	659	585
	Freddie Mac Pool #QD8208 3.50% 3/1/2052[1]	38	34
	Freddie Mac Pool #QD9527 4.00% 3/1/2052[1]	16	15
	Freddie Mac Pool #SD8204 2.00% 4/1/2052[1]	3,240	2,528
	Freddie Mac Pool #QE0312 2.00% 4/1/2052[1]	967	754
	Freddie Mac Pool #SD7554 2.50% 4/1/2052[1]	25,587	21,160
	Freddie Mac Pool #SD8205 2.50% 4/1/2052[1]	6,962	5,696
	Freddie Mac Pool #SD6089 2.50% 4/1/2052[1]	6,754	5,550
	Freddie Mac Pool #QE0521 2.50% 4/1/2052[1]	5,437	4,435
	Freddie Mac Pool #SD6081 2.50% 4/1/2052[1]	4,740	3,867
	Freddie Mac Pool #QD9578 2.50% 4/1/2052[1]	3,636	2,985
	Freddie Mac Pool #QE0374 2.50% 4/1/2052[1]	2,401	1,972
	Freddie Mac Pool #QE0322 2.50% 4/1/2052[1]	2,234	1,822
	Freddie Mac Pool #QE0799 2.50% 4/1/2052[1]	1,770	1,454
	Freddie Mac Pool #QE2317 2.50% 4/1/2052[1]	1,592	1,305
	Freddie Mac Pool #QE2470 2.50% 4/1/2052[1]	1,531	1,253
	Freddie Mac Pool #QD9765 2.50% 4/1/2052[1]	1,261	1,035
	Freddie Mac Pool #SD3478 2.50% 4/1/2052[1]	971	791
	Freddie Mac Pool #QE2310 2.50% 4/1/2052[1]	618	510
	Freddie Mac Pool #QE0025 2.50% 4/1/2052[1]	609	500
	Freddie Mac Pool #QE1724 2.50% 4/1/2052[1]	508	414
	Freddie Mac Pool #QD9911 2.50% 4/1/2052[1]	173	142
	Freddie Mac Pool #SD1011 2.50% 4/1/2052[1]	132	109
	Freddie Mac Pool #SD1658 2.50% 4/1/2052[1]	121	99
	Freddie Mac Pool #SD8212 2.50% 5/1/2052[1]	6,580	5,373
	Freddie Mac Pool #QE2352 2.50% 5/1/2052[1]	2,524	2,068
	Freddie Mac Pool #QE1863 2.50% 5/1/2052[1]	1,483	1,215
	Freddie Mac Pool #QE2112 2.50% 5/1/2052[1]	507	415
	Freddie Mac Pool #RA7139 2.50% 5/1/2052[1]	49	40
	Freddie Mac Pool #8D0226 2.539% 5/1/2052[1,3]	8,383	7,528
	Freddie Mac Pool #SD8213 3.00% 5/1/2052[1,4]	731,921	622,823
	Freddie Mac Pool #QE5301 3.50% 5/1/2052[1]	801	709
	Freddie Mac Pool #QE5589 3.50% 5/1/2052[1]	666	590
	Freddie Mac Pool #SD6496 2.00% 6/1/2052[1]	26,733	20,896
	Freddie Mac Pool #SD5109 2.00% 6/1/2052[1]	4,879	3,809
	Freddie Mac Pool #QE4044 2.50% 6/1/2052[1]	1,750	1,433
	Freddie Mac Pool #SD4175 2.50% 6/1/2052[1]	561	460
	Freddie Mac Pool #SD8219 2.50% 6/1/2052[1]	370	302
	Freddie Mac Pool #SD8220 3.00% 6/1/2052[1]	306,044	260,485
	Freddie Mac Pool #SD3245 4.00% 6/1/2052[1]	39,656	36,744
	Freddie Mac Pool #RA7556 4.50% 6/1/2052[1]	23,147	21,821
	Freddie Mac Pool #RA7502 5.00% 6/1/2052[1]	120	116
	Freddie Mac Pool #SD5368 2.50% 7/1/2052[1]	144,869	118,121
	Freddie Mac Pool #SD8224 2.50% 7/1/2052[1]	15,865	12,955

19	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD3227 2.50% 7/1/2052[1]	USD1,051	$857
	Freddie Mac Pool #SD2600 2.50% 7/1/2052[1]	876	714
	Freddie Mac Pool #SD4815 2.50% 7/1/2052[1]	856	702
	Freddie Mac Pool #SD3416 2.50% 7/1/2052[1]	380	310
	Freddie Mac Pool #SD3632 2.50% 7/1/2052[1]	173	142
	Freddie Mac Pool #QE6097 2.50% 7/1/2052[1]	158	129
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	17,342	14,771
	Freddie Mac Pool #SD1502 4.00% 7/1/2052[1]	5,145	4,714
	Freddie Mac Pool #QE8533 4.00% 7/1/2052[1]	200	183
	Freddie Mac Pool #QE5750 5.00% 7/1/2052[1]	28,054	27,182
	Freddie Mac Pool #QE6185 5.00% 7/1/2052[1]	696	676
	Freddie Mac Pool #RA7618 5.00% 7/1/2052[1]	357	346
	Freddie Mac Pool #SD8234 2.50% 8/1/2052[1]	3,033	2,474
	Freddie Mac Pool #QE8026 2.50% 8/1/2052[1]	493	404
	Freddie Mac Pool #QE8989 2.50% 8/1/2052[1]	362	296
	Freddie Mac Pool #SD1408 2.50% 8/1/2052[1]	244	200
	Freddie Mac Pool #SD7556 3.00% 8/1/2052[1]	27,634	23,785
	Freddie Mac Pool #SD8237 4.00% 8/1/2052[1]	789	723
	Freddie Mac Pool #QE9260 4.00% 8/1/2052[1]	250	229
	Freddie Mac Pool #RA7772 4.00% 8/1/2052[1]	160	146
	Freddie Mac Pool #QE7412 4.00% 8/1/2052[1]	120	110
	Freddie Mac Pool #QE7539 4.50% 8/1/2052[1]	13,407	12,638
	Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	513	484
	Freddie Mac Pool #QE8282 5.00% 8/1/2052[1]	27	26
	Freddie Mac Pool #QE7987 5.50% 8/1/2052[1]	244	242
	Freddie Mac Pool #SD6082 2.50% 9/1/2052[1]	488	398
	Freddie Mac Pool #QF0923 2.50% 9/1/2052[1]	253	207
	Freddie Mac Pool #SD8262 2.50% 9/1/2052[1]	103	84
	Freddie Mac Pool #SD1581 2.50% 9/1/2052[1]	36	30
	Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]	30,286	25,781
	Freddie Mac Pool #RA7918 4.00% 9/1/2052[1]	295	271
	Freddie Mac Pool #QE9349 4.00% 9/1/2052[1]	294	270
	Freddie Mac Pool #QF0666 4.00% 9/1/2052[1]	223	205
	Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	2,392	2,255
	Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	591	557
	Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	350	330
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	8,830	8,557
	Freddie Mac Pool #SD8271 2.50% 10/1/2052[1]	5,878	4,793
	Freddie Mac Pool #SD2079 4.00% 10/1/2052[1]	7,980	7,314
	Freddie Mac Pool #QF2221 4.00% 10/1/2052[1]	4,753	4,356
	Freddie Mac Pool #QF1560 4.00% 10/1/2052[1]	591	541
	Freddie Mac Pool #SD8256 4.00% 10/1/2052[1]	561	514
	Freddie Mac Pool #QF2223 4.00% 10/1/2052[1]	291	267
	Freddie Mac Pool #SD8257 4.50% 10/1/2052[1]	20,442	19,275
	Freddie Mac Pool #QF1254 4.50% 10/1/2052[1]	19,559	18,438
	Freddie Mac Pool #QF1236 4.50% 10/1/2052[1]	3,491	3,291
	Freddie Mac Pool #QF2368 4.50% 10/1/2052[1]	2,822	2,660
	Freddie Mac Pool #QF2009 4.50% 10/1/2052[1]	342	322
	Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	232	219
	Freddie Mac Pool #QF1352 5.00% 10/1/2052[1]	23,861	23,110
	Freddie Mac Pool #SD8258 5.00% 10/1/2052[1]	7,821	7,575
	Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]	43,629	43,389
	Freddie Mac Pool #SD8291 2.50% 11/1/2052[1]	548	448
	Freddie Mac Pool #SD1896 4.00% 11/1/2052[1]	118,486	110,485
	Freddie Mac Pool #SD1894 4.00% 11/1/2052[1]	40,807	38,031
	Freddie Mac Pool #SD8266 4.50% 11/1/2052[1]	34,052	32,087
	Freddie Mac Pool #QF2960 4.50% 11/1/2052[1]	2,753	2,595
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	54,191	53,613
	Freddie Mac Pool #QF4602 2.50% 12/1/2052[1]	195	160
	Freddie Mac Pool #SD2602 3.00% 12/1/2052[1]	7,422	6,313
	Freddie Mac Pool #SD2066 4.00% 12/1/2052[1]	2,690	2,467
	Freddie Mac Pool #QF5391 4.00% 12/1/2052[1]	657	602
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[1]	143,375	138,865
	Freddie Mac Pool #QF4623 5.00% 12/1/2052[1]	81,288	78,730
	Freddie Mac Pool #SD1961 5.50% 12/1/2052[1]	10,050	9,926
	Freddie Mac Pool #RA8309 6.00% 12/1/2052[1]	10,232	10,356
	Freddie Mac Pool #SD8312 2.50% 1/1/2053[1]	2,341	1,918

The Bond Fund of America	20

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #QF6264 2.50% 1/1/2053[1]	USD146	$120
	Freddie Mac Pool #SD8286 4.00% 1/1/2053[1]	11,247	10,298
	Freddie Mac Pool #SD8287 4.50% 1/1/2053[1]	8,253	7,778
	Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	1,459	1,409
	Freddie Mac Pool #SD8290 6.00% 1/1/2053[1]	81,373	81,813
	Freddie Mac Pool #RA8423 6.00% 1/1/2053[1]	24,741	25,040
	Freddie Mac Pool #QF6121 6.00% 1/1/2053[1]	433	437
	Freddie Mac Pool #SD2246 6.00% 1/1/2053[1]	58	59
	Freddie Mac Pool #QF7852 4.00% 2/1/2053[1]	1,740	1,594
	Freddie Mac Pool #SD8299 5.00% 2/1/2053[1]	37,720	36,528
	Freddie Mac Pool #RA8544 5.50% 2/1/2053[1]	74,831	74,052
	Freddie Mac Pool #QF7144 5.50% 2/1/2053[1]	5,075	5,019
	Freddie Mac Pool #QF7774 5.50% 2/1/2053[1]	4,577	4,529
	Freddie Mac Pool #QF7483 5.50% 2/1/2053[1]	815	806
	Freddie Mac Pool #QF8331 5.50% 2/1/2053[1]	474	469
	Freddie Mac Pool #SD8301 6.00% 2/1/2053[1]	47,940	48,259
	Freddie Mac Pool #SD2618 6.00% 2/1/2053[1]	49	50
	Freddie Mac Pool #QF9463 4.00% 3/1/2053[1]	2,905	2,659
	Freddie Mac Pool #SD8306 4.50% 3/1/2053[1]	372	351
	Freddie Mac Pool #QF8462 5.50% 3/1/2053[1]	20,368	20,139
	Freddie Mac Pool #QF9076 5.50% 3/1/2053[1]	7,801	7,714
	Freddie Mac Pool #QG0719 4.00% 4/1/2053[1]	5,641	5,163
	Freddie Mac Pool #RA8720 4.00% 4/1/2053[1]	419	384
	Freddie Mac Pool #QG2329 4.00% 4/1/2053[1]	147	134
	Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	19,637	19,008
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	17,496	16,946
	Freddie Mac Pool #QG0749 5.00% 4/1/2053[1]	8,927	8,626
	Freddie Mac Pool #SD2654 5.00% 4/1/2053[1]	1,427	1,382
	Freddie Mac Pool #QG1829 5.00% 4/1/2053[1]	1,083	1,047
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	31,626	31,262
	Freddie Mac Pool #QG1266 5.50% 4/1/2053[1]	117	116
	Freddie Mac Pool #RA9126 2.50% 5/1/2053[1]	384	314
	Freddie Mac Pool #SD8321 4.00% 5/1/2053[1]	530	485
	Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	239	226
	Freddie Mac Pool #SD8323 5.00% 5/1/2053[1]	84,957	82,127
	Freddie Mac Pool #QG3743 5.00% 5/1/2053[1]	15,976	15,457
	Freddie Mac Pool #QG2060 5.00% 5/1/2053[1]	726	702
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	148,774	147,104
	Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	55,648	55,055
	Freddie Mac Pool #QG3382 5.50% 5/1/2053[1]	6,639	6,566
	Freddie Mac Pool #QG3365 5.50% 5/1/2053[1]	3,992	3,968
	Freddie Mac Pool #QG1719 5.50% 5/1/2053[1]	46	45
	Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]	118,635	119,302
	Freddie Mac Pool #SD2861 6.00% 5/1/2053[1]	18,405	18,661
	Freddie Mac Pool #SD3214 4.00% 6/1/2053[1]	18,953	17,370
	Freddie Mac Pool #SD8338 4.00% 6/1/2053[1]	11,936	10,925
	Freddie Mac Pool #SD8328 4.50% 6/1/2053[1]	12,977	12,232
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	54,174	52,412
	Freddie Mac Pool #QG4778 5.00% 6/1/2053[1]	969	938
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	139,529	137,909
	Freddie Mac Pool #QG4632 5.50% 6/1/2053[1]	14,221	14,063
	Freddie Mac Pool #QG5136 5.50% 6/1/2053[1]	7,472	7,418
	Freddie Mac Pool #QG5097 5.50% 6/1/2053[1]	7,239	7,156
	Freddie Mac Pool #QG4732 5.50% 6/1/2053[1]	32	32
	Freddie Mac Pool #QG3775 5.50% 6/1/2053[1]	24	23
	Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]	84,943	85,465
	Freddie Mac Pool #SD3177 6.00% 6/1/2053[1]	51,322	52,036
	Freddie Mac Pool #SD3083 6.00% 6/1/2053[1]	21,857	22,009
	Freddie Mac Pool #SD3240 6.00% 6/1/2053[1]	19,502	19,614
	Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	18,161	18,370
	Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	16,654	16,886
	Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	11,652	11,788
	Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	8,360	8,563
	Freddie Mac Pool #QG4096 6.00% 6/1/2053[1]	467	469
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	7,282	7,494
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	6,408	6,576
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	6,020	6,218

21	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	USD5,874	$6,070
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	4,242	4,389
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	3,193	3,296
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	2,277	2,332
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	1,660	1,738
	Freddie Mac Pool #QG9079 5.00% 7/1/2053[1]	8,520	8,241
	Freddie Mac Pool #QG6641 5.00% 7/1/2053[1]	7,726	7,477
	Freddie Mac Pool #QG7072 5.00% 7/1/2053[1]	5,595	5,409
	Freddie Mac Pool #QG6394 5.00% 7/1/2053[1]	744	721
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	697	674
	Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]	60,814	60,157
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	48,748	48,203
	Freddie Mac Pool #SD8343 6.00% 7/1/2053[1]	95,905	96,562
	Freddie Mac Pool #SD3434 6.00% 7/1/2053[1]	23,627	23,930
	Freddie Mac Pool #SD3356 6.00% 7/1/2053[1]	20,558	20,668
	Freddie Mac Pool #RA9474 6.00% 7/1/2053[1]	5,159	5,226
	Freddie Mac Pool #SD3432 6.00% 7/1/2053[1]	655	665
	Freddie Mac Pool #RA9735 2.50% 8/1/2053[1]	357	292
	Freddie Mac Pool #SD8357 4.00% 8/1/2053[1]	37,735	34,541
	Freddie Mac Pool #SD4999 5.00% 8/1/2053[1]	17,799	17,204
	Freddie Mac Pool #QG9140 5.00% 8/1/2053[1]	970	938
	Freddie Mac Pool #QG8013 5.00% 8/1/2053[1]	740	714
	Freddie Mac Pool #SD3559 5.50% 8/1/2053[1]	5,095	5,067
	Freddie Mac Pool #SD3639 6.00% 8/1/2053[1]	83,500	84,064
	Freddie Mac Pool #SD3512 6.00% 8/1/2053[1]	568	572
	Freddie Mac Pool #RJ0147 2.50% 9/1/2053[1]	440	359
	Freddie Mac Pool #SD8360 4.50% 9/1/2053[1]	14,401	13,563
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	62,708	61,995
	Freddie Mac Pool #RA9854 6.00% 9/1/2053[1]	32,903	33,338
	Freddie Mac Pool #SD3916 6.00% 9/1/2053[1]	11,918	12,046
	Freddie Mac Pool #SD8363 6.00% 9/1/2053[1]	3,693	3,714
	Freddie Mac Pool #SD3859 6.50% 9/1/2053[1]	17,125	17,581
	Freddie Mac Pool #SD4550 2.50% 10/1/2053[1]	510	416
	Freddie Mac Pool #SD4997 5.00% 10/1/2053[1]	6,203	6,000
	Freddie Mac Pool #SD8367 5.50% 10/1/2053[1]	26,693	26,385
	Freddie Mac Pool #SD8368 6.00% 10/1/2053[1]	210,180	211,344
	Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	65,404	65,792
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	29,561	30,189
	Freddie Mac Pool #SD8390 4.00% 11/1/2053[1]	1,115	1,020
	Freddie Mac Pool #SD8370 4.50% 11/1/2053[1]	9,575	9,014
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	202,102	195,345
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[1]	8,431	8,333
	Freddie Mac Pool #SD8373 6.00% 11/1/2053[1]	21,125	21,240
	Freddie Mac Pool #RJ0326 6.50% 11/1/2053[1]	12,433	12,771
	Freddie Mac Pool #SD8392 4.00% 12/1/2053[1]	1,400	1,281
	Freddie Mac Pool #SD8381 4.50% 12/1/2053[1]	10,462	9,849
	Freddie Mac Pool #SD8384 6.00% 12/1/2053[1]	130,773	131,509
	Freddie Mac Pool #SD4842 6.00% 12/1/2053[1]	84,479	85,133
	Freddie Mac Pool #RJ0440 6.00% 12/1/2053[1]	40,847	41,106
	Freddie Mac Pool #QH5936 6.00% 12/1/2053[1]	9,312	9,428
	Freddie Mac Pool #QH5945 6.50% 12/1/2053[1]	27,002	27,668
	Freddie Mac Pool #QH6802 6.50% 12/1/2053[1]	363	370
	Freddie Mac Pool #SD8386 7.00% 12/1/2053[1]	102,948	106,833
	Freddie Mac Pool #SD6284 2.00% 1/1/2054[1]	5,326	4,154
	Freddie Mac Pool #SD4816 2.50% 1/1/2054[1]	13,866	11,379
	Freddie Mac Pool #SD5369 2.50% 1/1/2054[1]	107	87
	Freddie Mac Pool #SD8406 4.00% 1/1/2054[1]	17,319	15,850
	Freddie Mac Pool #SD6706 4.50% 1/1/2054[1]	61,816	58,204
	Freddie Mac Pool #SD8393 4.50% 1/1/2054[1]	2,254	2,122
	Freddie Mac Pool #SD4795 6.00% 1/1/2054[1]	55,048	55,403
	Freddie Mac Pool #SD8396 6.00% 1/1/2054[1]	30,844	31,011
	Freddie Mac Pool #RA9888 6.50% 1/1/2054[1]	53,366	54,652
	Freddie Mac Pool #SD4614 6.50% 1/1/2054[1]	12,336	12,692
	Freddie Mac Pool #SD4693 6.50% 1/1/2054[1]	5,441	5,570
	Freddie Mac Pool #RJ0854 6.50% 1/1/2054[1]	635	651
	Freddie Mac Pool #SD8398 7.00% 1/1/2054[1]	252,298	261,845
	Freddie Mac Pool #QI0001 4.00% 2/1/2054[1]	1,497	1,369

The Bond Fund of America	22

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD8401 5.50% 2/1/2054[1]	USD11,230	$11,090
	Freddie Mac Pool #SD4897 6.00% 2/1/2054[1]	29,099	29,281
	Freddie Mac Pool #SD4896 6.00% 2/1/2054[1]	17,413	17,648
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[1]	14,559	14,637
	Freddie Mac Pool #SD4975 6.00% 2/1/2054[1]	11,485	11,547
	Freddie Mac Pool #SD4964 6.00% 2/1/2054[1]	7,166	7,244
	Freddie Mac Pool #QI0006 6.00% 2/1/2054[1]	4,838	4,863
	Freddie Mac Pool #SD4966 6.50% 2/1/2054[1]	40,031	41,213
	Freddie Mac Pool #RJ0881 6.50% 2/1/2054[1]	22,372	22,910
	Freddie Mac Pool #RJ0856 6.50% 2/1/2054[1]	16,897	17,311
	Freddie Mac Pool #SD8403 6.50% 2/1/2054[1]	3,463	3,537
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	63,571	62,779
	Freddie Mac Pool #RJ1066 5.50% 3/1/2054[1]	29,705	29,450
	Freddie Mac Pool #SD5117 6.00% 3/1/2054[1]	51,110	51,737
	Freddie Mac Pool #RJ1076 6.00% 3/1/2054[1]	6,534	6,576
	Freddie Mac Pool #QI2727 6.50% 3/1/2054[1]	22,710	23,213
	Freddie Mac Pool #RJ1015 6.50% 3/1/2054[1]	5,559	5,687
	Freddie Mac Pool #SD8418 4.50% 4/1/2054[1]	44,163	41,569
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	19,555	19,421
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	6,056	5,984
	Freddie Mac Pool #SD5303 6.00% 4/1/2054[1]	44,066	44,559
	Freddie Mac Pool #RJ1346 6.00% 4/1/2054[1]	29,559	29,927
	Freddie Mac Pool #RJ1348 6.00% 4/1/2054[1]	18,316	18,537
	Freddie Mac Pool #RJ1435 6.00% 4/1/2054[1]	14,661	14,838
	Freddie Mac Pool #QI3333 6.00% 4/1/2054[1]	377	380
	Freddie Mac Pool #RJ1879 6.00% 4/1/2054[1]	224	225
	Freddie Mac Pool #SD5221 6.50% 4/1/2054[1]	10,605	10,903
	Freddie Mac Pool #QI2664 6.50% 4/1/2054[1]	7,581	7,753
	Freddie Mac Pool #QI4365 6.50% 4/1/2054[1]	2,677	2,740
	Freddie Mac Pool #QI3302 6.50% 4/1/2054[1]	18	19
	Freddie Mac Pool #RJ1873 2.50% 5/1/2054[1]	1,089	887
	Freddie Mac Pool #SD8428 4.00% 5/1/2054[1]	1,263	1,156
	Freddie Mac Pool #SD8429 4.50% 5/1/2054[1]	26,611	25,047
	Freddie Mac Pool #SD8430 5.00% 5/1/2054[1]	16,379	15,820
	Freddie Mac Pool #RJ1512 5.50% 5/1/2054[1]	36,351	36,101
	Freddie Mac Pool #RJ1415 5.50% 5/1/2054[1]	17,084	16,949
	Freddie Mac Pool #QI5369 5.50% 5/1/2054[1]	11,091	10,952
	Freddie Mac Pool #RJ1448 5.50% 5/1/2054[1]	5,849	5,794
	Freddie Mac Pool #SD8432 6.00% 5/1/2054[1]	89,557	90,034
	Freddie Mac Pool #RJ1429 6.00% 5/1/2054[1]	69,466	70,145
	Freddie Mac Pool #RJ1431 6.00% 5/1/2054[1]	11,905	12,067
	Freddie Mac Pool #SD5692 6.00% 5/1/2054[1]	484	490
	Freddie Mac Pool #SD8433 6.50% 5/1/2054[1]	74,057	75,631
	Freddie Mac Pool #SD5404 6.50% 5/1/2054[1]	67,087	69,045
	Freddie Mac Pool #RJ1441 6.50% 5/1/2054[1]	32,349	33,273
	Freddie Mac Pool #RJ1447 6.50% 5/1/2054[1]	19,641	20,234
	Freddie Mac Pool #RJ1535 6.50% 5/1/2054[1]	16,973	17,416
	Freddie Mac Pool #QI5199 6.50% 5/1/2054[1]	5,546	5,666
	Freddie Mac Pool #SD8436 4.50% 6/1/2054[1]	199	187
	Freddie Mac Pool #RJ1855 5.00% 6/1/2054[1]	4,570	4,426
	Freddie Mac Pool #RJ1857 5.50% 6/1/2054[1]	55,022	54,498
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[1]	8,342	8,272
	Freddie Mac Pool #SD8439 6.00% 6/1/2054[1]	149,674	150,476
	Freddie Mac Pool #RJ1785 6.00% 6/1/2054[1]	39,986	40,458
	Freddie Mac Pool #RJ1859 6.00% 6/1/2054[1]	32,965	33,342
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[1]	27,765	28,111
	Freddie Mac Pool #RJ1797 6.50% 6/1/2054[1]	78,661	80,456
	Freddie Mac Pool #RJ1792 6.50% 6/1/2054[1]	39,747	40,875
	Freddie Mac Pool #RJ1726 6.50% 6/1/2054[1]	28,216	29,087
	Freddie Mac Pool #RJ2270 6.50% 6/1/2054[1]	24,000	24,520
	Freddie Mac Pool #SD5701 6.50% 6/1/2054[1]	9,821	10,123
	Freddie Mac Pool #SD8440 6.50% 6/1/2054[1]	9,615	9,819
	Freddie Mac Pool #RJ1725 6.50% 6/1/2054[1]	1,021	1,051
	Freddie Mac Pool #QI7041 6.50% 6/1/2054[1]	577	589
	Freddie Mac Pool #QI7015 6.50% 6/1/2054[1]	502	513
	Freddie Mac Pool #SD8458 4.00% 7/1/2054[1]	2,297	2,102
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[1]	17,311	17,146

23	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RJ1963 5.50% 7/1/2054[1]	USD11,775	$11,636
	Freddie Mac Pool #RJ1960 5.50% 7/1/2054[1]	11,217	11,131
	Freddie Mac Pool #SD8446 5.50% 7/1/2054[1]	574	567
	Freddie Mac Pool #RJ1975 6.00% 7/1/2054[1]	66,666	67,420
	Freddie Mac Pool #RJ1964 6.00% 7/1/2054[1]	52,503	53,380
	Freddie Mac Pool #RJ1973 6.00% 7/1/2054[1]	38,077	38,518
	Freddie Mac Pool #SD5949 6.00% 7/1/2054[1]	24,855	25,047
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[1]	16,851	16,959
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[1]	10,481	10,593
	Freddie Mac Pool #SD5873 6.00% 7/1/2054[1]	7,112	7,165
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[1]	4,564	4,624
	Freddie Mac Pool #SD5790 6.00% 7/1/2054[1]	937	948
	Freddie Mac Pool #SD5896 6.00% 7/1/2054[1]	709	715
	Freddie Mac Pool #SD8448 6.50% 7/1/2054[1]	297,065	303,345
	Freddie Mac Pool #QI9151 6.50% 7/1/2054[1]	21,165	21,716
	Freddie Mac Pool #RJ1986 6.50% 7/1/2054[1]	10,941	11,191
	Freddie Mac Pool #SD5905 6.50% 7/1/2054[1]	4,097	4,214
	Freddie Mac Pool #SD5986 6.50% 7/1/2054[1]	3,653	3,755
	Freddie Mac Pool #QI9449 6.50% 7/1/2054[1]	923	943
	Freddie Mac Pool #SD6532 4.50% 8/1/2054[1]	6,848	6,445
	Freddie Mac Pool #RJ2193 5.00% 8/1/2054[1]	15,990	15,483
	Freddie Mac Pool #RJ2194 5.00% 8/1/2054[1]	13,906	13,473
	Freddie Mac Pool #RJ2241 5.00% 8/1/2054[1]	11,535	11,191
	Freddie Mac Pool #RJ2195 5.00% 8/1/2054[1]	10,421	10,075
	Freddie Mac Pool #RJ2200 5.50% 8/1/2054[1]	49,595	49,016
	Freddie Mac Pool #RJ2201 5.50% 8/1/2054[1]	34,135	33,895
	Freddie Mac Pool #RJ2206 5.50% 8/1/2054[1]	33,972	33,608
	Freddie Mac Pool #RJ2243 5.50% 8/1/2054[1]	28,774	28,500
	Freddie Mac Pool #RJ2202 5.50% 8/1/2054[1]	15,803	15,686
	Freddie Mac Pool #SD6286 5.50% 8/1/2054[1]	11,322	11,244
	Freddie Mac Pool #RJ2203 5.50% 8/1/2054[1]	5,146	5,106
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[1]	163,425	164,270
	Freddie Mac Pool #RJ2210 6.00% 8/1/2054[1]	41,362	41,614
	Freddie Mac Pool #RJ2211 6.00% 8/1/2054[1]	23,709	24,086
	Freddie Mac Pool #RJ2216 6.00% 8/1/2054[1]	20,181	20,335
	Freddie Mac Pool #RJ2213 6.00% 8/1/2054[1]	16,216	16,449
	Freddie Mac Pool #RJ2245 6.00% 8/1/2054[1]	15,526	15,692
	Freddie Mac Pool #RJ2212 6.00% 8/1/2054[1]	4,162	4,213
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[1]	2,584	2,625
	Freddie Mac Pool #QJ1440 6.00% 8/1/2054[1]	586	589
	Freddie Mac Pool #SD8455 6.50% 8/1/2054[1]	785,302	802,265
	Freddie Mac Pool #RJ2222 6.50% 8/1/2054[1]	43,551	45,001
	Freddie Mac Pool #SD6034 6.50% 8/1/2054[1]	21,773	22,498
	Freddie Mac Pool #RJ2247 6.50% 8/1/2054[1]	15,487	15,896
	Freddie Mac Pool #RJ2223 6.50% 8/1/2054[1]	14,832	15,283
	Freddie Mac Pool #RJ2228 6.50% 8/1/2054[1]	9,542	9,768
	Freddie Mac Pool #SD6047 6.50% 8/1/2054[1]	8,192	8,428
	Freddie Mac Pool #SD6035 6.50% 8/1/2054[1]	5,499	5,658
	Freddie Mac Pool #QJ1576 6.50% 8/1/2054[1]	1,163	1,189
	Freddie Mac Pool #SD8456 7.00% 8/1/2054[1]	938	973
	Freddie Mac Pool #QJ3972 4.50% 9/1/2054[1]	41	39
	Freddie Mac Pool #RJ2422 5.50% 9/1/2054[1]	104,922	103,696
	Freddie Mac Pool #SD8462 5.50% 9/1/2054[1]	45,156	44,586
	Freddie Mac Pool #RJ2415 5.50% 9/1/2054[1]	43,957	43,648
	Freddie Mac Pool #RJ2408 5.50% 9/1/2054[1]	39,342	38,968
	Freddie Mac Pool #RJ2298 5.50% 9/1/2054[1]	13,792	13,644
	Freddie Mac Pool #QJ3044 5.50% 9/1/2054[1]	11,811	11,662
	Freddie Mac Pool #SD6328 5.50% 9/1/2054[1]	8,798	8,733
	Freddie Mac Pool #SD8463 6.00% 9/1/2054[1]	62,172	62,589
	Freddie Mac Pool #SD6578 6.00% 9/1/2054[1]	37,452	37,764
	Freddie Mac Pool #RJ2409 6.00% 9/1/2054[1]	31,595	31,933
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[1]	8,861	8,956
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[1]	4,990	5,069
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[1]	4,602	4,659
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[1]	4,235	4,292
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[1]	2,762	2,783
	Freddie Mac Pool #SD8464 6.50% 9/1/2054[1]	153,832	157,155

The Bond Fund of America	24

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD6288 6.50% 9/1/2054[1]	USD32,151	$33,054
	Freddie Mac Pool #SD6531 6.50% 9/1/2054[1]	30,203	31,031
	Freddie Mac Pool #SD6702 6.50% 9/1/2054[1]	23,437	24,089
	Freddie Mac Pool #RJ2474 6.50% 9/1/2054[1]	19,833	20,302
	Freddie Mac Pool #SD6271 6.50% 9/1/2054[1]	19,059	19,608
	Freddie Mac Pool #RJ2323 6.50% 9/1/2054[1]	17,778	18,370
	Freddie Mac Pool #SD6375 6.50% 9/1/2054[1]	15,914	16,357
	Freddie Mac Pool #RJ2411 6.50% 9/1/2054[1]	13,120	13,446
	Freddie Mac Pool #SD6404 6.50% 9/1/2054[1]	10,944	11,204
	Freddie Mac Pool #QJ4693 6.50% 9/1/2054[1]	9,024	9,259
	Freddie Mac Pool #RJ2470 6.50% 9/1/2054[1]	7,360	7,536
	Freddie Mac Pool #RJ2320 6.50% 9/1/2054[1]	7,095	7,299
	Freddie Mac Pool #RJ2325 6.50% 9/1/2054[1]	3,760	3,854
	Freddie Mac Pool #SD8481 4.00% 10/1/2054[1]	20,862	19,086
	Freddie Mac Pool #QJ6847 4.00% 10/1/2054[1]	3,129	2,863
	Freddie Mac Pool #QJ5986 4.00% 10/1/2054[1]	1,705	1,560
	Freddie Mac Pool #SD8468 5.00% 10/1/2054[1]	4,481	4,328
	Freddie Mac Pool #RJ2625 5.50% 10/1/2054[1]	57,471	57,019
	Freddie Mac Pool #SD8469 5.50% 10/1/2054[1]	16,589	16,380
	Freddie Mac Pool #RJ2622 5.50% 10/1/2054[1]	63	63
	Freddie Mac Pool #QJ5370 6.00% 10/1/2054[1]	8,915	9,032
	Freddie Mac Pool #SD6883 6.00% 10/1/2054[1]	3,350	3,399
	Freddie Mac Pool #QJ5733 6.00% 10/1/2054[1]	26	26
	Freddie Mac Pool #SD6733 6.50% 10/1/2054[1]	47,877	49,004
	Freddie Mac Pool #SD8471 6.50% 10/1/2054[1]	8,858	9,048
	Freddie Mac Pool #SD8484 4.00% 11/1/2054[1]	71,916	65,794
	Freddie Mac Pool #QJ8917 4.00% 11/1/2054[1]	1,537	1,406
	Freddie Mac Pool #QJ8517 4.00% 11/1/2054[1]	1,383	1,266
	Freddie Mac Pool #SD8473 4.50% 11/1/2054[1]	76,691	72,168
	Freddie Mac Pool #RJ2850 4.50% 11/1/2054[1]	22,596	21,284
	Freddie Mac Pool #RJ2851 4.50% 11/1/2054[1]	19,956	18,778
	Freddie Mac Pool #QJ8400 4.50% 11/1/2054[1]	58	55
	Freddie Mac Pool #RJ2860 5.00% 11/1/2054[1]	60,986	58,896
	Freddie Mac Pool #SD8474 5.00% 11/1/2054[1]	26,918	25,996
	Freddie Mac Pool #RJ2917 5.50% 11/1/2054[1]	64,025	63,277
	Freddie Mac Pool #RJ2913 5.50% 11/1/2054[1]	30,148	29,768
	Freddie Mac Pool #RJ2845 6.00% 11/1/2054[1]	22,779	23,037
	Freddie Mac Pool #RJ2922 6.00% 11/1/2054[1]	10,669	10,729
	Freddie Mac Pool #SD8476 6.00% 11/1/2054[1]	39	39
	Freddie Mac Pool #SD8487 4.00% 12/1/2054[1]	39,966	36,563
	Freddie Mac Pool #QX1326 4.00% 12/1/2054[1]	911	833
	Freddie Mac Pool #SD8489 4.50% 12/1/2054[1]	69,897	65,775
	Freddie Mac Pool #QX0716 4.50% 12/1/2054[1]	760	715
	Freddie Mac Pool #RJ3017 5.00% 12/1/2054[1]	71,759	69,299
	Freddie Mac Pool #RJ3163 5.00% 12/1/2054[1]	52,483	50,814
	Freddie Mac Pool #RJ3012 5.00% 12/1/2054[1]	18,939	18,307
	Freddie Mac Pool #SD8493 5.50% 12/1/2054[1]	121,927	120,391
	Freddie Mac Pool #RJ3078 5.50% 12/1/2054[1]	14,780	14,635
	Freddie Mac Pool #RJ3082 5.50% 12/1/2054[1]	8,578	8,496
	Freddie Mac Pool #QX0376 5.50% 12/1/2054[1]	941	932
	Freddie Mac Pool #QX0384 6.00% 12/1/2054[1]	9,490	9,598
	Freddie Mac Pool #QX1468 6.50% 12/1/2054[1]	263	269
	Freddie Mac Pool #SD8488 4.00% 1/1/2055[1]	24,718	22,614
	Freddie Mac Pool #SD8492 5.00% 1/1/2055[1]	14,408	13,915
	Freddie Mac Pool #SD8494 5.50% 1/1/2055[1]	8,646	8,537
	Freddie Mac, Series K-517, Class A2, 5.355% 1/25/2029[1,3]	9,918	10,140
	Freddie Mac, Series 2122, Class QM, 6.25% 2/15/2029[1]	120	121
	Freddie Mac, Series K749, Class AM, 2.12% 6/25/2029[1]	2,069	1,859
	Freddie Mac, Series K127, Class A2, 2.108% 1/25/2031[1]	1,000	860
	Freddie Mac, Series K136, Class A2, 2.127% 11/25/2031[1]	142	120
	Freddie Mac, Series K142, Class A2, 2.40% 3/25/2032[1]	7,924	6,753
	Freddie Mac, Series 3257, Class PA, 5.50% 12/15/2036[1]	1,789	1,837
	Freddie Mac, Series 3286, Class JN, 5.50% 2/15/2037[1]	1,278	1,313
	Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[1]	743	763
	Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 1/25/2025[1]	4,619	4,605
	Freddie Mac, Series K048, Class A2, Multi Family, 3.284% 6/25/2025[1,3]	508	505
	Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 10/25/2026[1]	400	391

25	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac, Series K742, Class A2, Multi Family, 1.76% 3/25/2028[1]	USD3,000	$2,752
	Freddie Mac, Series K079, Class A2, Multi Family, 3.926% 6/25/2028[1]	172	168
	Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 9/25/2028[1,3]	1,680	1,638
	Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 9/25/2028[1,3]	3,000	2,937
	Freddie Mac, Series K515, Class A2, Multi Family, 5.40% 1/25/2029[1]	5,454	5,572
	Freddie Mac, Series K518, Class A2, Multi Family, 5.40% 1/25/2029[1]	4,407	4,514
	Freddie Mac, Series K516, Class A2, Multi Family, 5.477% 1/25/2029[1]	36,462	37,440
	Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 6/25/2029[1]	2,113	1,916
	Freddie Mac, Series K101, Class A2, Multi Family, 2.524% 10/25/2029[1]	62	56
	Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	118,468	116,631
	Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031[1]	5,548	5,649
	Freddie Mac, Series K137, Class A2, Multi Family, 2.347% 11/25/2031[1,3]	306	261
	Freddie Mac, Series K140, Class A2, Multi Family, 2.25% 1/25/2032[1]	417	353
	Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032[1]	7,501	6,400
	Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032[1]	7,984	6,776
	Freddie Mac, Series K144, Class AM, Multi Family, 2.45% 7/25/2032[1]	5,000	4,250
	Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 7/25/2032[1]	3,551	3,030
	Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[1,3]	24,842	24,086
	Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 3/25/2053[1]	23	20
	Freddie Mac, Series 3147, Class OD, principal only, 0% 4/15/2036[1]	201	178
	Freddie Mac, Series 3136, Class OP, principal only, 0% 4/15/2036[1]	199	156
	Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036[1]	671	572
	Freddie Mac, Series 3149, Class MO, principal only, 0% 5/15/2036[1]	66	58
	Freddie Mac, Series 3149, Class AO, principal only, 0% 5/15/2036[1]	58	49
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]	20,632	19,189
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056[1]	2,907	2,696
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]	5,106	4,381
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[1,3]	8,472	7,992
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	1,026	888
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	25,401	23,441
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]	23,956	22,149
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	5,400	4,528
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,3]	7,650	6,790
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[1]	4,749	4,207
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057[1]	4,091	3,904
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	36,818	35,126
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]	7,894	6,922
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[1]	2,667	2,331
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]	1,039	985
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]	17,412	16,432
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	2,241	1,958
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	1,379	1,207
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[1]	426	405
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]	77,615	71,067
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064[1]	36,941	31,893

The Bond Fund of America	26

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	USD15,367	$14,796
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	11,832	11,371
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[1]	42,345	39,569
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]	21,267	19,750
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	29,754	28,138
	Government National Mortgage Assn. 2.00% 1/1/2055[1,6]	51,072	40,854
	Government National Mortgage Assn. 3.00% 1/1/2055[1,6]	18,350	15,914
	Government National Mortgage Assn. 3.50% 1/1/2055[1,6]	17,303	15,468
	Government National Mortgage Assn. 5.50% 1/1/2055[1,6]	327,173	324,519
	Government National Mortgage Assn. Pool #MA0908 2.50% 4/20/2028[1]	259	252
	Government National Mortgage Assn. Pool #AB3820 5.00% 12/20/2035[1]	156	152
	Government National Mortgage Assn. Pool #AB3819 5.00% 12/20/2039[1]	256	249
	Government National Mortgage Assn. Pool #004636 4.50% 2/20/2040[1]	679	660
	Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]	1,111	1,130
	Government National Mortgage Assn. Pool #AB3818 4.50% 6/20/2041[1]	61	58
	Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]	986	992
	Government National Mortgage Assn. Pool #AC2886 4.50% 8/20/2041[1]	559	536
	Government National Mortgage Assn. Pool #AB3664 4.50% 8/20/2041[1]	103	98
	Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]	3,100	2,980
	Government National Mortgage Assn. Pool #754353 3.50% 4/20/2042[1]	249	223
	Government National Mortgage Assn. Pool #AD7620 3.50% 3/20/2043[1]	759	679
	Government National Mortgage Assn. Pool #BC1530 3.00% 8/20/2047[1]	2,885	2,518
	Government National Mortgage Assn. Pool #BC1565 3.00% 8/20/2047[1]	1,258	1,098
	Government National Mortgage Assn. Pool #MA5019 3.50% 2/20/2048[1]	204	184
	Government National Mortgage Assn. Pool #MA5263 3.50% 6/20/2048[1]	1,624	1,469
	Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048[1]	31	30
	Government National Mortgage Assn. Pool #MA5527 3.50% 10/20/2048[1]	1,269	1,149
	Government National Mortgage Assn. Pool #MA5594 3.50% 11/20/2048[1]	2,030	1,833
	Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[1]	1,757	1,684
	Government National Mortgage Assn. Pool #MA5754 4.50% 2/20/2049[1]	25	23
	Government National Mortgage Assn. Pool #MA5755 5.00% 2/20/2049[1]	117	113
	Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049[1]	8,873	8,270
	Government National Mortgage Assn. Pool #MA5818 4.50% 3/20/2049[1]	1,548	1,484
	Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049[1]	255	244
	Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]	61	60
	Government National Mortgage Assn. Pool #MA6156 4.50% 9/20/2049[1]	1,529	1,459
	Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050[1]	62,584	56,415
	Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050[1]	381	365
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	14,611	11,721
	Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[1]	1,332	1,108
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	20,875	16,742
	Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051[1]	17,677	16,951
	Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[1]	44,082	36,207
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	28,741	23,544
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	33,604	27,600
	Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[1]	21,691	17,802
	Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	8,953	7,548
	Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052[1]	32,006	26,287
	Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[1]	9,193	7,687
	Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[1]	10,644	8,900
	Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]	1,654	1,375
	Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052[1]	6,598	5,516
	Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]	2,844	2,341
	Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	544	452
	Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	94	78
	Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]	1,065	890
	Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052[1]	14,619	12,691
	Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052[1]	35,910	32,131
	Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052[1]	5,473	4,897
	Government National Mortgage Assn. Pool #MA8147 2.50% 7/20/2052[1]	760	636
	Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052[1]	37,584	32,667
	Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052[1]	6,933	6,203

27	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	USD168,415	$150,691
	Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[1]	57,236	52,807
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	58,850	54,260
	Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052[1]	3,710	3,320
	Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052[1]	1,842	1,699
	Government National Mortgage Assn. Pool #MA8487 3.50% 12/20/2052[1]	31	27
	Government National Mortgage Assn. Pool #MA8488 4.00% 12/20/2052[1]	1,120	1,033
	Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053[1]	29,222	26,943
	Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[1]	19,285	17,781
	Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053[1]	194,714	184,371
	Government National Mortgage Assn. Pool #MA8800 5.00% 4/20/2053[1]	3,896	3,789
	Government National Mortgage Assn. Pool #MA8878 5.00% 5/20/2053[1]	9,198	8,944
	Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[1]	2,972	2,890
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	148,469	140,522
	Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[1]	30,925	30,063
	Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[1]	56,742	53,704
	Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[1]	94,187	89,136
	Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053[1]	52,071	50,604
	Government National Mortgage Assn. Pool #MA9240 5.00% 10/20/2053[1]	2,564	2,491
	Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[1]	14,778	13,625
	Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054[1]	174,198	164,791
	Government National Mortgage Assn. Pool #694836 5.682% 9/20/2059[1]	— [2]	— [2]
	Government National Mortgage Assn. Pool #721648 5.05% 4/20/2061[1]	3	3
	Government National Mortgage Assn. Pool #725876 4.901% 9/20/2061[1]	— [2]	— [2]
	Government National Mortgage Assn. Pool #710085 4.941% 9/20/2061[1]	2	2
	Government National Mortgage Assn. Pool #725879 4.893% 10/20/2061[1]	1	1
	Government National Mortgage Assn. Pool #AC1008 4.694% 10/20/2063[1]	— [2]	— [2]
	Government National Mortgage Assn. Pool #776095 4.807% 2/20/2064[1]	— [2]	— [2]
	Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064[1]	— [2]	— [2]
	Government National Mortgage Assn. Pool #AG8238 4.906% 12/20/2064[1]	2	2
	Government National Mortgage Assn. Pool #AE9612 4.805% 1/20/2065[1]	2	2
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	11,562	8,442
	Uniform Mortgage-Backed Security 2.00% 1/1/2040[1,6]	36,838	32,534
	Uniform Mortgage-Backed Security 2.50% 1/1/2040[1,6]	34,115	30,983
	Uniform Mortgage-Backed Security 3.50% 1/1/2040[1,6]	37,000	34,973
	Uniform Mortgage-Backed Security 4.00% 1/1/2040[1,6]	29,000	27,842
	Uniform Mortgage-Backed Security 2.00% 2/1/2040[1,6]	5,162	4,562
	Uniform Mortgage-Backed Security 2.00% 1/1/2055[1,6]	408,414	317,829
	Uniform Mortgage-Backed Security 2.50% 1/1/2055[1,6]	302,350	246,297
	Uniform Mortgage-Backed Security 3.00% 1/1/2055[1,6]	30,004	25,487
	Uniform Mortgage-Backed Security 3.50% 1/1/2055[1,6]	578,567	511,785
	Uniform Mortgage-Backed Security 4.50% 1/1/2055[1,6]	64,408	60,584
	Uniform Mortgage-Backed Security 5.00% 1/1/2055[1,6]	68,948	66,551
	Uniform Mortgage-Backed Security 6.00% 1/1/2055[1,6]	132,513	133,145
	Uniform Mortgage-Backed Security 7.00% 1/1/2055[1,6]	100,000	103,695
	Uniform Mortgage-Backed Security 2.50% 2/1/2055[1,6]	577,594	470,604
	Uniform Mortgage-Backed Security 3.50% 2/1/2055[1,6]	327,058	289,256
	Uniform Mortgage-Backed Security 4.50% 2/1/2055[1,6]	79,283	74,542
			30,587,312

Commercial mortgage-backed securities 2.40%
	AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038[1,5]	3,963	3,739
	AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040[1,5]	3,657	3,512
	ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.089% 7/15/2041[1,3,5]	5,594	5,638
	Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.59% 11/10/2029[1,3,5]	11,688	11,647
	Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class B, 5.894% 11/10/2029[1,3,5]	21,250	21,186
	Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class C, 6.377% 11/10/2029[1,3,5]	20,000	19,990
	Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.935% 11/10/2029[1,3,5]	26,562	26,529
	Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048[1]	2,750	2,723
	Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2/15/2050[1]	115	112
	Bank Commercial Mortgage Trust, Series 2023-5YR2, Class AS, 7.14% 6/15/2028[1,3]	1,940	2,045
	Bank Commercial Mortgage Trust, Series 2024-BNK48, Class AS, 5.355% 10/15/2034[1,3]	17,843	17,592
	Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050[1]	1,639	1,588
	Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A4, 3.625% 5/15/2050[1]	1,660	1,607

The Bond Fund of America	28

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[1]	USD3,920	$3,752
	Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[1]	255	241
	Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 11/15/2054[1]	135	130
	Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055[1]	450	425
	Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056[1]	230	229
	Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 4/15/2056[1,3]	5,777	5,970
	Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056[1,3]	4,984	5,312
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[1,3]	3,632	3,850
	Bank Commercial Mortgage Trust, Series 2024-BNK47, Class A5, 5.716% 6/15/2057[1]	5,046	5,228
	Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057[1]	14,563	14,830
	Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057[1]	5,110	5,255
	Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057[1]	6,927	7,133
	Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057[1]	3,763	3,858
	Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057[1,3]	20,329	20,960
	Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057[1,3]	7,094	7,282
	Bank Commercial Mortgage Trust, Series 2017-BNK7, Class A5, 3.435% 9/15/2060[1]	3,750	3,605
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[1]	2,510	2,416
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[1]	313	300
	Bank Commercial Mortgage Trust, Series 2019-BN12, Class A3, 3.99% 5/15/2061[1]	500	485
	Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[1,3]	11,116	10,834
	Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[1]	9,039	8,113
	Bank Commercial Mortgage Trust, Series 2018-BN13, Class A5, 4.217% 8/15/2061[1,3]	250	242
	Bank Commercial Mortgage Trust, Series 2018-BN15, Class A3, 4.138% 11/15/2061[1]	490	476
	Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062[1]	5,000	4,569
	Bank Commercial Mortgage Trust, Series 2019-BN24, Class A3, 2.96% 11/15/2062[1]	2,000	1,802
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[1]	1,654	1,443
	Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 4/14/2033[1,5]	5,800	5,752
	Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 5.316% 3/15/2037[1,3,5]	1,574	1,492
	Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055[1,3]	160	154
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056[1]	1,087	1,102
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056[1,3]	600	632
	Barclays Commercial Mortgage Securities, LLC, Series 23-5C23, Class AS, 7.455% 12/15/2056[1,3]	796	853
	Barclays Commercial Mortgage Securities, LLC, Series 2024-C26, Class A5, 5.829% 5/15/2057[1]	4,453	4,653
	Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057[1]	6,782	6,900
	Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[1]	3,475	3,347
	Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051[1,3]	1,906	1,829
	Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051[1]	5,890	5,665
	Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 7/15/2051[1,3]	90	87
	Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[1]	6,351	6,086
	Benchmark Mortgage Trust, Series 2019-B9, Class A5, 4.016% 3/15/2052[1]	5,135	4,885
	Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[1]	944	809
	Benchmark Mortgage Trust, Series 2018-B7, Class A3, 4.241% 5/15/2053[1]	1,000	951
	Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[1,3]	13,158	12,775
	Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053[1]	18,592	15,501
	Benchmark Mortgage Trust, Series 2020-B20, Class A5, 2.034% 10/15/2053[1]	9,000	7,429
	Benchmark Mortgage Trust, Series 2020-B20, Class AS, 2.375% 10/15/2053[1]	1,450	1,172
	Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.254% 12/17/2053[1]	1,600	1,330
	Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.264% 3/15/2054[1]	900	773
	Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054[1]	17,498	14,809
	Benchmark Mortgage Trust, Series 2021-B27, Class A5, 2.39% 7/15/2054[1]	3,785	3,142
	Benchmark Mortgage Trust, Series 2021-B31, Class A5, 2.669% 12/15/2054[1]	5,000	4,252
	Benchmark Mortgage Trust, Series 2022-B33, Class A5, 3.458% 3/15/2055[1]	3,000	2,656
	Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055[1,3]	1,822	1,626
	Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056[1,3]	20,869	21,712
	Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[1]	1,681	1,740
	Benchmark Mortgage Trust, Series 2024-V8, Class A3, 6.189% 7/15/2057[1]	7,450	7,750
	Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057[1]	730	663

29	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057[1]	USD19,538	$19,878
	Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057[1,3]	2,180	2,230
	Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057[1]	2,293	2,303
	Benchmark Mortgage Trust, Series 2024-V11, Class A3, 5.909% 11/15/2057[1]	28,295	29,162
	Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057[1]	14,669	15,096
	Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.455% 3/15/2062[1]	495	467
	Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.049% 12/15/2062[1]	5,000	4,522
	BFLD Trust, Series 2024-WRHS, Class A, (1-month USD CME Term SOFR + 1.492%) 5.889% 8/15/2026[1,3,5]	34,994	35,111
	BFLD Trust, Series 24-WRHS, Class B, (1-month USD CME Term SOFR + 1.99%) 6.447% 8/15/2026[1,3,5]	9,303	9,327
	BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054[1,3]	400	393
	BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056[1]	404	415
	BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056[1,3]	3,833	3,998
	BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.355% 8/15/2056[1,3]	2,661	2,806
	BMO Mortgage Trust, Series 2023-C6, Class A5, 5.956% 9/15/2056[1,3]	2,710	2,843
	BMO Mortgage Trust, Series 2023-C6, Class AS, 6.55% 9/15/2056[1,3]	6,880	7,297
	BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057[1,3]	2,955	3,057
	BMO Mortgage Trust, Series 2024-C8, Class A5, 5.598% 3/15/2057[1,3]	200	205
	BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.316% 9/15/2057[1]	6,231	6,255
	BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057[1,3]	25,940	26,441
	BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057[1,3]	10,710	10,901
	BMP Trust, Series 2024-MF23, Class A, (1-month USD CME Term SOFR + 1.372%) 5.769% 6/15/2041[1,3,5]	4,990	5,015
	Boca Commercial Mortgage Trust, Series 2024-BOCA, Class A, (1-month USD CME Term SOFR + 1.921%) 6.318% 8/15/2041[1,3,5]	30,500	30,689
	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.295% 4/15/2037[1,3,5]	26,448	26,582
	BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 5.80% 12/15/2039[1,3,5]	32,618	32,673
	BX Commercial Mortgage Trust, Series 2024-GPA3, Class B, (1-month USD CME Term SOFR + 1.642%) 6.149% 12/15/2039[1,3,5]	6,775	6,783
	BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.839% 11/15/2026[1,3,5]	48,846	48,891
	BX Trust, Series 2024-FNX, Class B, (1-month USD CME Term SOFR + 1.742%) 6.139% 11/15/2026[1,3,5]	10,790	10,803
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.512% 6/15/2027[1,3,5]	53,930	54,182
	BX Trust, Series 24-VLT4, Class A, (1-month USD CME Term SOFR + 1.491%) 5.888% 7/15/2029[1,3,5]	2,500	2,514
	BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.997% 5/15/2034[1,3,5]	26,199	26,254
	BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 5.101% 9/15/2034[1,3,5]	899	894
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.212% 9/15/2036[1,3,5]	103,652	103,497
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.411% 10/15/2036[1,3,5]	26,873	26,811
	BX Trust, Series 2021-RISE, Class A, (1-month USD CME Term SOFR + 0.862%) 5.259% 11/15/2036[1,3,5]	63,396	63,150
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.888% 4/15/2037[1,3,5]	26,970	27,024
	BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.182% 6/15/2038[1,3,5]	37,879	37,844
	BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.362% 11/15/2038[1,3,5]	57,398	57,370
	BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.088% 8/15/2039[1,3,5]	52,906	53,352
	BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.848% 8/15/2039[1,3,5]	4,915	4,944
	BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041[1,3,5]	12,836	12,696
	BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.939% 11/15/2041[1,3,5]	42,027	42,262
	BX Trust, Series 2024-GPA2, Class B, (1-month USD CME Term SOFR + 1.892%) 6.289% 11/15/2041[1,3,5]	19,741	19,822
	BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039[1,5]	5,963	5,691

The Bond Fund of America	30

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.288% 7/15/2041[1,3,5]	USD8,629	$8,677
	CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.738% 7/15/2041[1,3,5]	7,911	7,968
	CART, Series 2024-DFW1, Class D, (1-month USD CME Term SOFR + 3.04%) 8.377% 8/15/2026[1,3,5]	4,807	4,821
	CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2041[1,3,5]	12,291	12,371
	CD Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.631% 2/10/2050[1]	1,000	946
	CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050[1]	5,576	5,342
	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[1,3,5]	8,000	8,268
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,3,5]	142,455	144,897
	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[1]	1,525	1,494
	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 4/10/2049[1]	2,740	2,691
	Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049[1]	500	486
	Citigroup Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197% 8/15/2050[1]	6,048	5,798
	Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 10/12/2050[1]	2,930	2,816
	Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AA, 2.62% 8/10/2056[1]	200	179
	Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058[1]	4,515	4,488
	COMM Mortgage Trust, Series 2019-GC44, Class AM, 3.263% 8/15/2057[1]	805	722
	Commercial Mortgage Trust, Series 2014-UBS4, Class A5, 3.694% 8/10/2047[1]	77	76
	Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049[1]	4,000	3,859
	Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 9/10/2050[1]	825	789
	Commercial Mortgage Trust, Series 2017-COR2, Class A3, 3.51% 9/10/2050[1]	2,261	2,151
	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class AS, 4.174% 11/15/2048[1,3]	999	984
	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050[1,3]	600	564
	CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050[1]	2,330	2,249
	CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A5, 3.016% 9/15/2052[1]	2,000	1,799
	CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[1]	587	585
	DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043[1,3,5]	68,864	69,848
	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[1,5]	6,865	7,046
	DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040[1,5]	7,957	8,193
	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/10/2040[1,3,5]	6,119	6,321
	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[1]	500	485
	ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[1,3,5]	10,124	10,228
	ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039[1,3,5]	7,008	7,080
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.592% 7/15/2038[1,3,5]	16,410	16,432
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.892% 7/15/2038[1,3,5]	3,206	3,211
	Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.212% 7/15/2038[1,3,5]	3,173	3,180
	Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 6.762% 7/15/2038[1,3,5]	3,324	3,337
	FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[1]	1,520	1,546
	Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.943% 12/15/2029[1,3,5]	3,468	3,479
	FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[1,5]	16,156	16,698
	FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 6.208% 8/15/2039[1,3,5]	29,925	30,052
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[1,5]	6,073	5,103
	Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.088% 5/15/2041[1,3,5]	16,268	16,354
	GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.31% 3/10/2041[1,3,5]	15,326	15,236
	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047[1]	253	251
	GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 11/10/2048[1]	3,000	2,964
	GS Mortgage Securities Trust, Series 2016-GS4, Class A3, 3.178% 11/10/2049[1]	2,372	2,317

31	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442% 11/10/2049[1,3]	USD2,654	$2,580
	GS Mortgage Securities Trust, Series 2017-GS7, Class A3, 3.167% 8/10/2050[1]	855	816
	GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[1]	3,000	2,853
	GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[1]	255	242
	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911% 2/13/2053[1]	174	156
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[1]	7,483	6,493
	GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053[1]	1,556	1,284
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[1,3,5]	1,404	1,412
	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class B, 4.549% 9/15/2047[1,3]	100	98
	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048[1]	2,333	2,235
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[1]	1,600	1,540
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[1]	1,683	1,596
	JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.057% 11/13/2052[1]	975	846
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[1,5]	23,980	22,122
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[1,3]	5,095	4,953
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class AS, 3.723% 3/15/2050[1]	1,000	970
	JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.99% 11/15/2039[1,3,5]	4,950	4,963
	KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 6.115% 12/15/2039[1,3,5]	2,390	2,390
	LV Trust, Series 2024-SHOW, Class A, 5.104% 10/10/2041[1,3,5]	1,912	1,885
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.313% 4/15/2038[1,3,5]	6,518	6,516
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 12/15/2047[1]	525	519
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[1]	1,870	1,860
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A-4, 3.372% 10/15/2048[1]	1,300	1,289
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60% 9/15/2049[1]	208	201
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A-S, 3.102% 11/15/2049[1]	3,000	2,878
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[1]	5,280	5,137
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.451% 7/15/2050[1]	536	533
	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[1]	1,730	1,679
	Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.793% 4/15/2055[1,3]	120	109
	MSWF Commercial Mortgage Trust, Series 2023-2, Class AS, 6.491% 12/15/2056[1,3]	3,463	3,686
	Multi Family Connecticut Avenue Securities, Series 2024-01, Class M10, (30-day Average USD-SOFR + 3.85%) 8.584% 7/25/2054[1,3,5]	4,044	4,140
	One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[1,5]	4,543	4,251
	One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032[1,5]	1,000	892
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.789% 5/15/2039[1,3,5]	8,141	8,149
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 6.138% 5/15/2039[1,3,5]	486	483
	SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.662% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,5,7]	8,100	7,911
	SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 6.012% 5/15/2038[1,3,5]	1,500	1,443
	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A3, 2.779% 10/10/2048[1]	10,427	10,106
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[1,5]	23,334	19,627
	SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 5.088% 7/15/2036[1,3,5]	46,039	45,995

The Bond Fund of America	32

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.242% 11/15/2038[1,3,5]	USD49,227	$49,201
	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.397% 1/15/2039[1,3,5]	55,785	55,676
	WCORE Commercial Mortgage Trust, Series 2024-CORE, Class A, (1-month USD CME Term SOFR + 1.492%) 5.889% 11/15/2041[1,3,5]	40,000	40,112
	WCORE Commercial Mortgage Trust, Series 2024-CORE, Class B, (1-month USD CME Term SOFR + 1.842%) 6.239% 11/15/2041[1,3,5]	9,796	9,827
	WCORE Commercial Mortgage Trust, Series 2024-CORE, Class C, (1-month USD CME Term SOFR + 2.241%) 6.638% 11/15/2041[1,3,5]	2,400	2,408
	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54% 5/15/2048[1]	4,380	4,355
	Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048[1]	6,719	6,663
	Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 11/15/2048[1]	1,400	1,387
	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809% 12/15/2048[1]	1,137	1,125
	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049[1]	6,190	6,002
	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049[1]	380	366
	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[1]	6,370	6,235
	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581% 10/15/2050[1]	1,154	1,110
	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050[1,3]	2,000	1,883
	Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 8/15/2051[1]	6,500	6,262
	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[1]	3,898	3,552
	Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055[1,3]	520	479
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057[1]	1,610	1,674
	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 9/15/2057[1,5]	1,667	1,564
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057[1]	19,224	19,824
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class AS, 6.146% 11/15/2057[1,3]	22,375	23,050
	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 7/15/2058[1,3]	7,000	6,942
	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.541% 9/15/2058[1,3]	1,000	928
	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 3/15/2059[1]	1,320	1,299
	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 11/15/2059[1]	3,853	3,720
	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[1]	510	497
	WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.186% 11/15/2027[1,3,5]	15,228	15,409
			2,174,394

Collateralized mortgage-backed obligations (privately originated) 2.13%
	Angel Oak Mortgage Trust, Series 2024-2, Class A1, 5.985% 1/25/2069 (6.985% on 1/1/2028)[1,5,7]	8,547	8,576
	Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028)[1,5,7]	34,574	34,584
	Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028)[1,5,7]	8,077	8,047
	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,3,5]	9,821	8,583
	Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[1,5]	278	264
	Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,5,7]	34,266	32,450

33	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028)[1,5,7]	USD27,949	$26,708
	ATLX Trust, Series 2024-RPL2, Class A1, 3.85% 4/25/2063 (4.85% on 10/1/2028)[1,5,7]	16,442	15,753
	BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[1,3,5]	1,807	1,675
	BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[1,3,5]	840	819
	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,5]	7,556	6,831
	BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/1/2026)[1,5,7]	1,515	1,465
	BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026)[1,5,7]	2,647	2,634
	BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027)[1,5,7]	15,001	15,133
	BRAVO Residential Funding Trust, Series 2024-NQM1, Class A1, 5.943% 12/1/2063 (6.943% on 1/1/2028)[1,5,7]	8,870	8,916
	BRAVO Residential Funding Trust, Series 2024-NQM7, Class A1, 5.554% 10/27/2064 (6.554% on 10/1/2028)[1,5,7]	42,219	42,172
	BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[1,5,7]	2,990	2,970
	Cantor Commercial Real Estate Lending, Series 2019-CF1, Class AS, 4.027% 5/15/2052[1]	1,255	1,142
	Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027)[1,5,7]	7,014	7,014
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,3,5]	1,778	1,762
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[1,3,5]	2,686	2,649
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034[1,3,5]	969	924
	Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[1,3,5]	52,293	50,756
	Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054[1,5]	18,042	17,534
	Cascade Funding Mortgage Trust, Series 2024-R1, Class A2, 4.00% 10/25/2054[1,5]	2,800	2,628
	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054[1]	1,760	1,708
	Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1B, 3.25% 8/25/2064[1,3,5]	13,943	12,037
	Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1A, 3.25% 8/25/2064[1,3,5]	12,639	11,163
	Chase Mortgage Finance Corp., Series 2024-RPL4, Class A1B, 3.375% 12/25/2064[1,3,5]	4,645	4,106
	Chase Mortgage Finance Corp., Series 2024-RPL4, Class A1A, 3.375% 12/25/2064[1,3,5]	1,536	1,371
	CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057[1,3,5]	1,140	1,137
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,3,5]	31,210	29,027
	CIM Trust, Series 2024-R1, Class A1, 4.75% 6/25/2064[1,3,5]	6,556	6,387
	Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[1,3,5]	410	377
	Citigroup Mortgage Loan Trust, Series 2018-RP1, Class M1, 3.00% 9/25/2064[1,3,5]	3,731	3,470
	COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027)[1,5,7]	2,192	2,203
	COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028)[1,5,7]	12,193	12,161
	COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,3,5]	4,571	4,017
	Connecticut Avenue Securities Trust, Series 2015-C03, Class 1M2, (30-day Average USD-SOFR + 5.114%) 9.683% 7/25/2025[1,3]	2,237	2,281
	Connecticut Avenue Securities Trust, Series 18-C03, Class 1B1, (30-day Average USD-SOFR + 3.86%) 8.433% 10/25/2030[1,3]	3,735	4,080
	Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1, (30-day Average USD-SOFR + 2.10%) 6.669% 3/25/2042[1,3,5]	6,056	6,142
	Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 7.319% 5/25/2042[1,3,5]	1,079	1,108
	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.969% 12/25/2042[1,3,5]	9,140	9,401
	Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.869% 1/25/2043[1,3,5]	850	870
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.869% 5/25/2043[1,3,5]	3,382	3,461
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.469% 6/25/2043[1,3,5]	3,301	3,335
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.269% 7/25/2043[1,3,5]	19,013	19,091
	Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, (30-day Average USD-SOFR + 1.50%) 6.069% 10/25/2043[1,3,5]	11,821	11,883
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.619% 1/25/2044[1,3,5]	7,977	7,988
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.369% 1/25/2044[1,3,5]	6,726	6,800

The Bond Fund of America	34

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, (30-day Average USD-SOFR + 2.70%) 7.269% 1/25/2044[1,3,5]	USD6,632	$6,813
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.669% 2/25/2044[1,3,5]	3,620	3,625
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.369% 2/25/2044[1,3,5]	7,873	7,958
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.669% 5/25/2044[1,3,5]	3,790	3,793
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.219% 5/25/2044[1,3,5]	4,184	4,207
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1B1, (30-day Average USD-SOFR + 2.20%) 6.769% 5/25/2044[1,3,5]	2,222	2,239
	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 5.719% 9/25/2044[1,3,5]	7,468	7,497
	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 6.169% 9/25/2044[1,3,5]	6,313	6,352
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[1,5]	3,365	3,281
	Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 7/25/2058[1,3,5]	472	461
	Credit Suisse Mortgage Trust, Series 2022-ATH3, Class A1, 4.991% 8/25/2067[1,3,5]	2,115	2,106
	CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032[1]	94	96
	CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032[1]	51	53
	CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033[1]	467	468
	CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 12/25/2033[1]	67	67
	FARM Mortgage Trust, Series 2024-1, Class A1, 4.721% 10/1/2053[1,3,5]	7,639	7,384
	Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.196% 8/1/2054[1,3,5]	20,525	20,245
	Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A, 5.196% 8/1/2054[1,3,5]	17,200	16,624
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[1,5]	10,015	11,175
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[1,5]	10,952	12,126
	Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[1,3,5]	13,181	10,537
	Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[1,3,5]	13,930	11,136
	Flagstar Mortgage Trust, Series 2021-11INV, Class A2, 3.00% 11/25/2051[1,3,5]	2,357	1,966
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (30-day Average USD-SOFR + 5.664%) 10.233% 7/25/2028[1,3]	1,447	1,503
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class M2B, (30-day Average USD-SOFR + 1.914%) 6.483% 7/25/2030[1,3]	2,693	2,737
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M1, (30-day Average USD-SOFR + 0.80%) 5.369% 10/25/2041[1,3,5]	66	66
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2019-R07, Class 1B1, (30-day Average USD-SOFR + 3.515%) 5.569% 1/25/2042[1,3,5]	2,152	2,154
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 6.569% 4/25/2042[1,3,5]	7,459	7,556
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 6.769% 5/25/2042[1,3,5]	2,568	2,610
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.519% 6/25/2042[1,3,5]	10,585	10,902
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.719% 9/25/2042[1,3,5]	1,935	1,954
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.269% 9/25/2042[1,3,5]	7,561	7,992
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.919% 2/25/2044[1,3,5]	9,899	9,974
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.769% 5/25/2044[1,3,5]	7,794	7,825
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.819% 5/25/2044[1,3,5]	23,051	23,156
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 5.569% 10/25/2044[1,3,5]	14,367	14,374
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 5.619% 10/25/2044[1,3,5]	11,488	11,518

35	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 6.019% 10/25/2044[1,3,5]	USD4,427	$4,448
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 6.383% 1/25/2050[1,3,5]	216	217
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 6.533% 2/25/2050[1,3,5]	1,566	1,581
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B1, (30-day Average USD-SOFR + 3.00%) 7.569% 12/25/2050[1,3,5]	3,660	3,963
	GCAT Trust, Series 2024-NQM1, Class A1, 6.007% 1/25/2059 (7.007% on 1/1/2028)[1,5,7]	5,061	5,089
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,5,7]	8,718	8,770
	GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,3,5]	10,812	9,655
	GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[1,5,7]	17,674	17,118
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[1,5]	25,142	23,859
	Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[1,5]	1,319	1,291
	HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028)[1,5,7]	14,731	14,785
	HOMES Trust, Series 2024-NQM1, Class A2, 6.27% 7/25/2069 (7.27% on 7/1/2028)[1,5,7]	4,970	4,993
	Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[1,5,7]	22,980	23,222
	Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[1,5,7]	13,731	13,757
	JP Morgan Mortgage Trust, Series 2019-6, Class B3, 4.267% 12/25/2049[1,3,5]	1,092	986
	JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, 6.00% 4/25/2055[1,3,5]	8,025	8,047
	JP Morgan Mortgage Trust, Series 2024-INV1, Class A2, 6.00% 4/25/2055[1,3,5]	2,875	2,870
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,5,7]	16,200	16,119
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061 (5.75% on 4/25/2025)[1,5,7]	10,737	10,742
	Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, 4.75% 7/25/2061 (5.75% on 5/25/2025)[1,5,7]	4,104	4,102
	Legacy Mortgage Asset Trust, Series 2021-GS1, Class A1, 4.892% 10/25/2066 (5.892% on 1/25/2025)[1,5,7]	3,322	3,325
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025)[1,5,7]	11,375	11,354
	MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060[1,3,5]	20,084	18,032
	MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028)[1,5,7]	3,764	3,724
	MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028)[1,5,7]	22,454	22,660
	Mill City Mortgage Trust, Series 2016-1, Class M3, 3.35% 4/25/2057[1,3,5]	3,000	2,932
	Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059[1,3,5]	3,003	2,892
	Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062[1,3,5]	61	61
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054[1,3,5]	15,375	15,577
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV3, Class A1, 6.50% 6/25/2054[1,3,5]	9,893	10,042
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[1,5,7]	13,406	13,540
	New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[1,3,5]	1,537	1,478
	New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059[1,3,5]	7,325	6,978
	New York Mortgage Trust, Series 2022-SP1, Class A1, 5.25% 7/25/2062 (8.25% on 7/1/2025)[1,5,7]	3,225	3,206
	New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[1,3,5]	5,421	4,997
	Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.627% 3/25/2053[1,3,5]	9,509	9,360
	Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026)[1,5,7]	2,360	2,373
	Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.12% 11/25/2062 (7.12% on 12/1/2026)[1,5,7]	1,454	1,459
	Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027)[1,5,7]	5,972	6,005
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,5,7]	10,835	10,898

The Bond Fund of America	36

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.642% 4/25/2053[1,3,5]	USD15,637	$15,273
	Onslow Bay Financial, LLC, Series 2022-NQM5, Class A1, 4.31% 5/25/2062 (5.31% on 5/1/2026)[1,5,7]	49,284	48,014
	Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026)[1,5,7]	34,423	33,977
	Onslow Bay Financial, LLC, Series NQM5, Class A1A, 6.567% 6/25/2063 (7.567% on 6/1/2027)[1,5,7]	14,341	14,506
	Onslow Bay Financial, LLC, Series 2024-NQM1, Class A1, 5.928% 11/25/2063 (6.928% on 12/1/2027)[1,5,7]	7,249	7,291
	Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[1,5,7]	31,923	32,109
	Onslow Bay Financial, LLC, Series 2024-NQM6, Class A1, 6.447% 2/25/2064 (7.447% on 4/1/2028)[1,5,7]	9,378	9,479
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,5,7]	15,084	15,214
	Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028)[1,5,7]	39,897	40,249
	Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[1,5,7]	13,840	13,969
	Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028)[1,5,7]	47,811	47,339
	Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028)[1,5,7]	9,111	9,147
	Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028)[1,5,7]	18,172	18,168
	PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059[1,3,5]	8,204	8,198
	PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[1,3,5]	7,416	6,425
	Progress Residential Trust, Series 2024-SFR5, Class A, 3.00% 8/9/2029[1,5]	8,547	7,789
	Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029[1,5]	12,534	11,400
	Progress Residential Trust, Series 2021-SFR2, Class A, 1.546% 4/19/2038[1,5]	6,762	6,555
	Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[1,5]	4,892	4,682
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[1,5]	7,057	6,766
	Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[1,5]	20,737	19,324
	Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[1,5]	16,810	15,617
	Progress Residential Trust, Series 2024-SFR2, Class D, 3.40% 4/17/2041[1,3,5]	6,434	5,807
	Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041[1,3,5]	4,804	4,422
	Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[1,5]	12,649	11,558
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,3,5]	1,943	1,935
	Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.147% 10/17/2041[1,3,5]	22,568	22,679
	TBW Mortgage-Backed Trust, Series 2007-2, Class A4B, (1-month USD CME Term SOFR + 0.955%) 5.293% 7/25/2037[1,3]	6,990	5,180
	Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054[1,3,5]	5,841	5,801
	Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.24% 3/25/2054[1,3,5]	1,500	1,473
	Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.522% 2/25/2055[1,3,5]	4,000	3,891
	Towd Point Mortgage Trust, Series 2015-5, Class B1, 4.033% 5/25/2055[1,3,5]	13,290	12,980
	Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[1,3,5]	5,625	5,523
	Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.602% 8/25/2055[1,3,5]	3,200	2,852
	Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056[1,3,5]	5,300	5,244
	Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056[1,3,5]	1,881	1,863
	Towd Point Mortgage Trust, Series 2017-5, Class A1, 5.053% 2/25/2057[1,3,5]	64	67
	Towd Point Mortgage Trust, Series 2017-2, Class A2, 3.25% 4/25/2057[1,3,5]	2,798	2,777
	Towd Point Mortgage Trust, Series 2017-2, Class M2, 3.75% 4/25/2057[1,3,5]	1,000	956
	Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[1,3,5]	360	350
	Towd Point Mortgage Trust, Series 2017-4, Class M1, 3.25% 6/25/2057[1,3,5]	1,575	1,424
	Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[1,3,5]	45	45
	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[1,3,5]	582	569
	Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00% 10/25/2057[1,3,5]	5,500	5,153
	Towd Point Mortgage Trust, Series 2018-1, Class A2, 3.25% 1/25/2058[1,3,5]	10,000	9,590
	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[1,3,5]	4,878	4,805
	Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875% 5/25/2058[1,3,5]	4,000	3,441
	Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[1,3,5]	161	159
	Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.705% 12/25/2058[1,3,5]	5,673	5,457
	Towd Point Mortgage Trust, Series 2019-A2, Class A2, 3.75% 12/25/2058[1,3,5]	3,615	3,230
	Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 10/25/2059[1,3,5]	3,000	2,499
	Towd Point Mortgage Trust, Series 2019-4, Class A2, 3.25% 10/25/2059[1,3,5]	3,090	2,769

37	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,5]	USD17,543	$15,749
	Towd Point Mortgage Trust, Series 15-2, Class 1B2, 3.777% 11/25/2060[1,3,5]	6,736	6,446
	Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[1,5]	1,682	1,598
	Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.163% 7/25/2065[1,3,5]	12,822	12,632
	Towd Point Mortgage Trust, Series 2024-3, Class A1B, 5.163% 7/25/2065[1,3,5]	4,153	4,058
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[5,8]	8,784	8,784
	Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,5]	27,286	26,164
	Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[1,5]	3,433	3,392
	Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[1,5]	7,963	7,887
	Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[1,5]	1,536	1,510
	Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[1,5]	7,610	7,546
	Tricon Residential Trust, Series 2024-SFR1, Class A, 4.65% 4/17/2041[1,5]	6,434	6,296
	Tricon Residential Trust, Series 2024-SFR1, Class B, 4.75% 4/17/2041[1,5]	2,116	2,060
	Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041[1,5]	20,991	20,386
	Tricon Residential Trust, Series 2024-SFR3, Class B, 5.00% 8/17/2041[1,5]	10,438	10,171
	Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041[1,5]	23,000	22,184
	Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[1,5,7]	4,281	4,288
	Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[1,5,7]	19,018	19,082
	Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[1,5,7]	483	487
	Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028)[1,5,7]	7,948	8,004
	Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[1,5,7]	38,445	38,800
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,5,7]	11,873	11,972
	Verus Securitization Trust, Series 2024-5, Class A2, 6.446% 6/25/2069 (7.446% on 6/1/28)[1,5,7]	3,955	3,984
	Verus Securitization Trust, Series 24-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028)[1,5,7]	4,967	5,012
	Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028)[1,5,7]	20,176	20,269
	Verus Securitization Trust, Series 2024-6, Class A2, 6.053% 7/25/2069 (7.053% on 7/1/2028)[1,5,7]	4,844	4,856
	Verus Securitization Trust, Series 2024-INV2, Class A1, 5.332% 8/26/2069 (6.332% on 8/1/2028)[1,5,7]	17,843	17,801
	Verus Securitization Trust, Series 2024-7, Class A1, 5.095% 9/25/2069[1,3,5]	6,319	6,275
	Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/1/2028)[1,5,7]	12,017	11,930
	Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069[1,3,5]	34,588	34,427
	Verus Securitization Trust, Series 2024-8, Class A2, 5.618% 10/25/2069 (6.618% on 10/1/2028)[1,5,7]	6,850	6,820
	Verus Securitization Trust, Series 2024-9, Class A1, 5.493% 11/25/2069[1,3,5]	16,870	16,948
			1,932,438
	Total mortgage-backed obligations		34,694,144
Corporate bonds, notes & loans 25.81%
Financials 8.52%
	AerCap Ireland Capital DAC 6.50% 7/15/2025	4,854	4,887
	AerCap Ireland Capital DAC 2.45% 10/29/2026	19,534	18,714
	AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[7]	EUR9,525	8,987
	AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[5,7]	USD34,534	36,107
	AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[5,7]	12,575	12,605
	Ally Financial, Inc. 5.80% 5/1/2025	6,400	6,408
	Ally Financial, Inc. 8.00% 11/1/2031	22,786	25,185
	Ally Financial, Inc. 6.184% 7/26/2035 (USD-SOFR + 2.29% on 7/26/2034)[7]	20,000	19,782
	Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026)[7]	EUR4,540	5,018
	Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[7]	36,391	42,057
	Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[7]	27,109	29,773
	American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[7]	USD4,374	4,430
	American Express Co. 5.85% 11/5/2027	1,000	1,031
	American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029)[7]	15,100	15,380

The Bond Fund of America	38

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[7]	USD2,593	$2,772
	American Express Co. 4.42% 8/3/2033 (USD-SOFR + 1.76% on 8/3/2032)[7]	21,950	20,840
	American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[7]	40,000	39,320
	American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034)[7]	10,525	10,415
	American International Group, Inc. 5.125% 3/27/2033	22,129	21,868
	American International Group, Inc. 4.375% 6/30/2050	1,730	1,432
	Aon Corp. 2.60% 12/2/2031	750	636
	Aon Corp. 5.35% 2/28/2033	6,206	6,182
	Aon Corp. 3.90% 2/28/2052	2,000	1,468
	Aon North America, Inc. 5.15% 3/1/2029	22,500	22,578
	Aon North America, Inc. 5.30% 3/1/2031	4,500	4,522
	Aon North America, Inc. 5.45% 3/1/2034	24,000	23,975
	Aon North America, Inc. 5.75% 3/1/2054	6,674	6,515
	Arthur J. Gallagher & Co. 4.85% 12/15/2029	11,767	11,718
	Arthur J. Gallagher & Co. 5.00% 2/15/2032	292	288
	Arthur J. Gallagher & Co. 5.15% 2/15/2035	23,322	22,750
	Arthur J. Gallagher & Co. 5.55% 2/15/2055	15,195	14,602
	Australia and New Zealand Banking Group, Ltd. 6.742% 12/8/2032[5]	1,518	1,621
	Banco de Credito Social Cooperativo, SA 7.50% 9/14/2029 (1-year EUR-ICE Swap EURIBOR + 4.269% on 9/14/2028)[7]	EUR6,200	7,358
	Banco de Credito Social Cooperativo, SA 4.125% 9/3/2030 (1-year EUR-ICE Swap EURIBOR + 1.70% on 9/3/2029)[7]	23,800	25,343
	Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[7]	10,000	10,978
	Banco de Sabadell, SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028)[7]	10,000	11,130
	Banco Santander Mexico, SA, Institucion de Banca Multiple, Grupo Financiero Santander Mexico 5.375% 4/17/2025[5]	USD7,500	7,499
	Banco Santander, SA 5.147% 8/18/2025	15,200	15,218
	Banco Santander, SA 5.294% 8/18/2027	9,800	9,863
	Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[7]	7,800	7,378
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[7]	19,965	18,110
	Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[7]	3,343	3,353
	Bank of America Corp. 1.658% 3/11/2027 (USD-SOFR + 0.91% on 3/11/2026)[7]	29,913	28,830
	Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[7]	35,000	33,375
	Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[7]	314	311
	Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[7]	5,400	5,412
	Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027)[7]	17,490	16,774
	Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[7]	28,500	28,640
	Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[7]	37,552	34,097
	Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[7]	11,389	11,673
	Bank of America Corp. 3.194% 7/23/2030 (3-month USD CME Term SOFR + 1.442% on 7/23/2029)[7]	2,351	2,167
	Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029)[7]	17,284	15,627
	Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[7]	15,732	13,242
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[7]	20,000	16,716
	Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[7]	76,543	63,842
	Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[7]	37,420	38,448
	Bank of America Corp. 2.676% 6/19/2041 (USD-SOFR + 1.93% on 6/19/2040)[7]	530	368
	Bank of America Corp. 2.972% 7/21/2052 (USD-SOFR + 1.56% on 7/21/2051)[7]	410	261
	Bank of East Asia, Ltd. 4.875% 4/22/2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 4/22/2027)[7]	12,000	11,648
	Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[5,7]	32,600	32,877
	Bank of Ireland Group PLC 2.029% 9/30/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 9/30/2026)[5,7]	9,200	8,754
	Bank of Montreal 5.30% 6/5/2026	10,000	10,098
	Bank of Montreal 5.203% 2/1/2028	2,000	2,016
	Bank of New York Mellon Corp. 4.947% 4/26/2027 (USD-SOFR + 1.026% on 4/26/2026)[7]	15,000	15,065
	Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027)[7]	10,000	10,267

39	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[7]	USD20,345	$20,377
	Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[7]	28,709	28,645
	Bank of New York Mellon Corp. 5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034)[7]	11,225	11,116
	Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034)[7]	26,338	26,224
	Bank of Nova Scotia (The) 5.40% 6/4/2027	15,000	15,239
	Bank of Nova Scotia (The) 5.25% 6/12/2028	10,000	10,107
	Bank of Nova Scotia (The) 8.00% 1/27/2084 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.017% on 1/27/2029)[7]	14,259	15,040
	Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY2,100,000	13,280
	Banque Federative du Credit Mutuel 5.088% 1/23/2027[5]	USD30,000	30,073
	Barclays PLC 5.829% 5/9/2027 (USD-SOFR + 2.21% on 5/9/2026)[7]	15,000	15,164
	Barclays PLC 4.837% 9/10/2028 (USD-SOFR + 1.34% on 9/10/2027)[7]	20,000	19,884
	Barclays PLC 6.49% 9/13/2029 (USD-SOFR + 2.22% on 9/13/2028)[7]	7,000	7,283
	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[5,7]	14,100	14,613
	Berkshire Hathaway Finance Corp. 4.20% 8/15/2048	7,829	6,486
	Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027[5]	5,375	5,535
	Blackstone Holdings Finance Co., LLC 6.20% 4/22/2033[5]	1,020	1,071
	Blackstone, Inc. 5.00% 12/6/2034	30,785	29,775
	Block, Inc. 2.75% 6/1/2026	8,000	7,715
	BNP Paribas SA 3.375% 1/9/2025[5]	11,000	10,997
	BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[5,7]	7,750	7,368
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[5,7]	25,187	22,567
	BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029)[5,7]	88,800	88,950
	BNP Paribas SA 5.283% 11/19/2030 (USD-SOFR + 1.28% on 11/19/2029)[5,7]	7,615	7,540
	BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[5,7]	214	182
	Boost Newco Borrower, LLC 7.50% 1/15/2031[5]	3,350	3,515
	BPCE SA 1.625% 1/14/2025[5]	12,250	12,237
	BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[5,7]	20,094	19,573
	BPCE SA 0.895% 12/14/2026	JPY500,000	3,161
	BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[5,7]	USD15,000	15,119
	BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026)[5,7]	5,000	4,734
	BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[5,7]	56,713	59,023
	BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029)[5,7]	26,614	26,762
	BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[5,7]	27,495	27,141
	BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[5,7]	6,657	6,601
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[5,7]	13,150	13,478
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[5,7]	63,421	64,064
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[5,7]	13,526	14,391
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[5,7]	29,785	30,076
	Canadian Imperial Bank of Commerce 5.144% 4/28/2025	10,000	10,019
	Canadian Imperial Bank of Commerce 5.237% 6/28/2027	20,000	20,218
	Canadian Imperial Bank of Commerce 5.26% 4/8/2029	12,000	12,100
	Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (USD-SOFR + 1.335% on 9/11/2029)[7]	16,294	15,968
	Canadian Imperial Bank of Commerce 3.60% 4/7/2032	197	177
	Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[7]	16,000	15,992
	Capital One Financial Corp. 4.927% 5/10/2028 (USD-SOFR + 2.057% on 5/10/2027)[7]	16,300	16,253
	Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[7]	4,165	4,195
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[7]	16,603	16,836
	Capital One Financial Corp. 5.463% 7/26/2030 (USD-SOFR + 1.56% on 7/26/2029)[7]	30,718	30,820
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[7]	7,271	7,391
	CFAMC III Co., Ltd. 4.75% 4/27/2027	4,213	4,108
	Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[7]	15,000	15,315
	Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028)[7]	5,000	5,213
	China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	5,188	4,400
	Chubb INA Holdings, LLC 3.35% 5/3/2026	100	99
	Chubb INA Holdings, LLC 5.00% 3/15/2034	33,763	33,365

The Bond Fund of America	40

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Chubb INA Holdings, LLC 4.35% 11/3/2045	USD100	$85
	Citibank, NA 4.838% 8/6/2029	2,252	2,243
	Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[7]	3,356	3,349
	Citigroup, Inc. 1.122% 1/28/2027 (USD-SOFR + 0.765% on 1/28/2026)[7]	5,000	4,803
	Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[7]	15,570	14,978
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[7]	36,135	36,118
	Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029)[7]	63,089	61,317
	Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[7]	22,047	19,893
	Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[7]	61,925	53,994
	Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031)[7]	794	672
	Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[7]	21,798	18,182
	Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[7]	1,000	898
	Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[7]	2,251	2,176
	Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[7]	39,666	41,608
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[7]	925	943
	Citigroup, Inc. 5.827% 2/13/2035 (USD-SOFR + 2.056% on 2/13/2034)[7]	11,505	11,454
	Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[7]	65,428	66,413
	Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031)[7]	61,262	61,497
	Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[7]	5,444	5,742
	Commonwealth Bank of Australia 2.688% 3/11/2031[5]	17,450	14,892
	Corebridge Financial, Inc. 3.85% 4/5/2029	17,379	16,600
	Corebridge Financial, Inc. 3.90% 4/5/2032	18,411	16,762
	Corebridge Financial, Inc. 4.35% 4/5/2042	208	173
	Corebridge Financial, Inc. 4.40% 4/5/2052	739	594
	Corebridge Global Funding 4.65% 8/20/2027[5]	9,280	9,252
	Corebridge Global Funding 5.20% 6/24/2029[5]	15,000	15,093
	Corebridge Global Funding 4.90% 12/3/2029[5]	15,000	14,899
	Crédit Agricole SA 4.375% 3/17/2025[5]	3,500	3,493
	Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[5,7]	12,000	11,827
	Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[5,7]	9,050	8,693
	Crédit Agricole SA 4.631% 9/11/2028 (USD-SOFR + 1.21% on 9/11/2027)[5,7]	24,000	23,712
	Crédit Agricole SA 5.335% 1/10/2030 (USD-SOFR + 1.69% on 1/10/2029)[5,7]	15,000	15,009
	Danske Bank AS 6.466% 1/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/9/2025)[5,7]	3,831	3,832
	Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[5,7]	14,200	13,435
	Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[5,7]	19,150	18,877
	Deutsche Bank AG 4.10% 1/13/2026	16,415	16,326
	Deutsche Bank AG 4.10% 1/13/2026	4,936	4,903
	Deutsche Bank AG 6.119% 7/14/2026 (USD-SOFR + 3.19% on 7/14/2025)[7]	1,895	1,908
	Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[7]	11,265	10,980
	Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026)[7]	7,493	7,724
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[7]	83,524	79,417
	Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[7]	168,642	160,441
	Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027)[7]	43,318	43,788
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[7]	62,458	64,869
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[7]	57,951	60,662
	Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029)[7]	22,395	21,898
	Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[7]	54,410	48,872
	Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[7]	23,000	20,089
	Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034)[7]	15,825	15,004
	Discover Bank 3.45% 7/27/2026	2,343	2,292
	DNB Bank ASA 1.127% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 9/16/2025)[5,7]	2,882	2,807
	DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[5,7]	8,037	7,676
	Eurobank SA 2.00% 5/5/2027 (1-year EUR Mid-Swap + 2.398% on 5/5/2026)[7]	EUR10,715	10,926
	Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027)[7]	21,171	21,643
	Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028)[7]	25,825	29,632
	Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)[7]	71,450	80,375
	Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029)[7]	6,720	7,115
	Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[7]	4,490	4,948
	Fidelity National Information Services, Inc. 1.15% 3/1/2026	USD22,429	21,526

41	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[7]	USD1,285	$1,334
	Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029)[7]	4,024	3,970
	Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031)[7]	63,593	64,324
	Fiserv, Inc. 3.50% 7/1/2029	406	381
	Fiserv, Inc. 2.65% 6/1/2030	900	796
	Five Corners Funding Trust II 2.85% 5/15/2030[5]	300	268
	Five Corners Funding Trust III 5.791% 2/15/2033[5]	12,060	12,387
	Global Payments, Inc. 2.90% 5/15/2030	631	562
	Goldman Sachs Group, Inc. 3.50% 4/1/2025	14,230	14,181
	Goldman Sachs Group, Inc. (3-month USD CME Term SOFR + 1.432%) 5.955% 5/15/2026[3]	7,000	7,028
	Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[7]	40,118	37,949
	Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[7]	72,923	69,218
	Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[7]	24,116	23,455
	Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[7]	5,000	4,811
	Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[7]	8,139	8,530
	Goldman Sachs Group, Inc. 2.60% 2/7/2030	3,284	2,910
	Goldman Sachs Group, Inc. 3.80% 3/15/2030	9,419	8,837
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[7]	98,341	100,400
	Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029)[7]	60,865	60,523
	Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029)[7]	15,588	15,267
	Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[7]	3,164	2,612
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[7]	1,478	1,274
	Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[7]	14,383	14,661
	Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[7]	63,145	61,998
	Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034)[7]	16,517	15,817
	Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[7]	15,674	10,898
	Goldman Sachs Group, Inc. 5.561% 11/19/2045 (USD-SOFR + 1.58% on 11/19/2044)[7]	4,506	4,354
	Hongkong Land Finance (Cayman Islands) Co., Ltd. (The) 4.50% 10/7/2025	3,760	3,750
	HSBC Holdings PLC (USD-SOFR + 1.57%) 4.53% 8/14/2027[3]	13,000	13,182
	HSBC Holdings PLC 5.597% 5/17/2028 (USD-SOFR + 1.06% on 5/17/2027)[7]	17,790	17,985
	HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[7]	14,472	14,377
	HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[7]	3,357	3,559
	HSBC Holdings PLC 5.13% 11/19/2028 (USD-SOFR + 1.04% on 11/19/2027)[7]	45,000	44,998
	HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[7]	60,285	54,173
	HSBC Holdings PLC 4.95% 3/31/2030	3,150	3,120
	HSBC Holdings PLC 5.286% 11/19/2030 (USD-SOFR + 1.29% on 11/19/2029)[7]	5,278	5,245
	HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[7]	40,267	34,231
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[7]	648	547
	HSBC Holdings PLC 8.113% 11/3/2033 (USD-SOFR + 4.25% on 11/3/2032)[7]	11,963	13,459
	HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[7]	29,437	32,007
	HSBC Holdings PLC 8.201% 11/16/2034 (5-year GBP-GILT + 4.55% on 11/16/2029)[7]	GBP5,190	7,123
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[7]	USD4,755	5,026
	Huntington Bancshares, Inc. 5.272% 1/15/2031 (USD-SOFR + 1.276% on 1/15/2030)[7]	15,000	15,017
	ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026)[7]	12,000	12,237
	Insurance Australia Group, Ltd. (3-month AUD-BBSW + 2.45%) 6.91% 12/15/2036[3]	AUD10,280	6,507
	Intercontinental Exchange, Inc. 5.25% 6/15/2031	USD13,253	13,407
	Intercontinental Exchange, Inc. 4.60% 3/15/2033	8,715	8,372
	Intercontinental Exchange, Inc. 4.95% 6/15/2052	183	164
	Intercontinental Exchange, Inc. 3.00% 9/15/2060	134	78
	Intesa Sanpaolo SpA 7.00% 11/21/2025[5]	20,450	20,804
	Intesa Sanpaolo SpA 5.71% 1/15/2026[5]	24,105	24,123
	Intesa Sanpaolo SpA 3.875% 7/14/2027[5]	10,275	9,931
	Intesa Sanpaolo SpA 3.875% 1/12/2028[5]	4,974	4,764
	Intesa Sanpaolo SpA 4.00% 9/23/2029[5]	3,000	2,827
	Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[5,7]	2,525	2,834
	Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[5,7]	30,375	32,477
	JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[7]	22,000	21,875
	JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[7]	1,924	1,919
	JPMorgan Chase & Co. 1.045% 11/19/2026 (USD-SOFR + 0.80% on 11/19/2025)[7]	355	344

The Bond Fund of America	42

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[7]	USD7,980	$7,668
	JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026)[7]	10,000	10,237
	JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[7]	34,937	35,071
	JPMorgan Chase & Co. 3.782% 2/1/2028 (3-month USD CME Term SOFR + 1.599% on 2/1/2027)[7]	7,832	7,668
	JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[7]	14,275	13,733
	JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[7]	23,168	23,565
	JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027)[7]	14,106	14,153
	JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[7]	27,577	27,573
	JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027)[7]	23,075	22,874
	JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028)[7]	875	852
	JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[7]	5,016	5,068
	JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[7]	3,700	3,697
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[7]	16,628	16,961
	JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[7]	10,968	10,924
	JPMorgan Chase & Co. 2.739% 10/15/2030 (3-month USD CME Term SOFR + 1.51% on 10/15/2029)[7]	44,272	39,900
	JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029)[7]	27,072	26,565
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[7]	24,591	20,392
	JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[7]	25,053	21,139
	JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[7]	951	941
	JPMorgan Chase & Co. 4.946% 10/22/2035 (USD-SOFR + 1.34% on 10/22/2034)[7]	22,863	22,037
	JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044)[7]	30,219	29,517
	JPMorgan Chase & Co. 3.109% 4/22/2051 (USD-SOFR + 3.109% on 4/22/2050)[7]	849	562
	JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[7]	1,907	1,305
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[7]	19,035	18,231
	KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[5,7]	14,200	14,443
	KBC Groep NV 4.932% 10/16/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.07% on 10/16/2029)[5,7]	4,550	4,480
	KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033)[5,7]	2,318	2,399
	Kookmin Bank 5.375% 5/8/2027[5]	3,270	3,321
	Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[7]	13,875	13,841
	Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[7]	312	299
	Lloyds Banking Group PLC 3.75% 3/18/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027)[7]	25,400	24,725
	Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[7]	8,100	8,253
	Lloyds Banking Group PLC 5.721% 6/5/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.07% on 6/5/2029)[7]	13,659	13,893
	Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[7]	13,132	13,085
	M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028)[7]	62,268	66,767
	M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031)[7]	61,295	62,854
	M&T Bank Corp. 5.053% 1/27/2034 (USD-SOFR + 1.85% on 1/27/2033)[7]	46,880	44,914
	Marsh & McLennan Cos., Inc. 2.25% 11/15/2030	221	191
	Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	18,688	18,251
	Marsh & McLennan Cos., Inc. 5.35% 11/15/2044	2,000	1,942
	Marsh & McLennan Cos., Inc. 2.90% 12/15/2051	875	544
	Marsh & McLennan Cos., Inc. 5.45% 3/15/2054	950	921
	Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	17,598	16,875
	Mastercard, Inc. 4.875% 5/9/2034	17,685	17,421
	Mastercard, Inc. 4.55% 1/15/2035	18,987	18,202
	Meiji Yasuda Life Insurance Co. 5.80% 9/11/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.033% on 9/11/2034)[5,7]	6,000	6,022
	Met Tower Global Funding 5.40% 6/20/2026[5]	10,000	10,119
	Met Tower Global Funding 5.25% 4/12/2029[5]	12,000	12,156
	MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[5,7,9]	100	109
	MetLife, Inc. 3.60% 11/13/2025	100	99
	MetLife, Inc. 4.55% 3/23/2030	417	411
	MetLife, Inc. 5.375% 7/15/2033	9,814	9,923

43	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	MetLife, Inc. 5.30% 12/15/2034	USD4,000	$3,987
	MetLife, Inc. 4.60% 5/13/2046	800	696
	Metropolitan Life Global Funding I 0.95% 7/2/2025[5]	5,764	5,662
	Metropolitan Life Global Funding I 3.45% 12/18/2026[5]	2,315	2,268
	Metropolitan Life Global Funding I 4.40% 6/30/2027[5]	824	820
	Metropolitan Life Global Funding I 5.05% 1/6/2028[5]	1,418	1,427
	Metropolitan Life Global Funding I 5.40% 9/12/2028[5]	6,000	6,099
	Metropolitan Life Global Funding I 4.85% 1/8/2029[5]	15,000	15,001
	Metropolitan Life Global Funding I 4.30% 8/25/2029[5]	884	861
	Metropolitan Life Global Funding I 2.95% 4/9/2030[5]	980	886
	Metropolitan Life Global Funding I 1.55% 1/7/2031[5]	284	233
	Metropolitan Life Global Funding I 2.40% 1/11/2032[5]	3,250	2,723
	Metropolitan Life Global Funding I 5.15% 3/28/2033[5]	2,068	2,044
	Metropolitan Life Global Funding I 5.05% 1/8/2034[5]	2,000	1,959
	Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028)[7]	10,000	10,147
	Mitsubishi UFJ Financial Group, Inc. 5.258% 4/17/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.82% on 4/17/2029)[3]	10,000	10,089
	Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[7]	631	627
	Mizuho Financial Group, Inc. 1.234% 5/22/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 5/22/2026)[7]	10,000	9,523
	Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029)[7]	15,000	15,160
	Mizuho Financial Group, Inc. 5.594% 7/10/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 7/10/2034)[7]	16,000	16,169
	Morgan Stanley 4.754% 4/21/2026	25,000	25,040
	Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[7]	1,121	1,120
	Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[7]	7,898	7,573
	Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[7]	2,884	2,742
	Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027)[7]	2,594	2,638
	Morgan Stanley 4.968% 7/14/2028 (USD-SOFR + 0.93% on 7/14/2027)[7]	7,250	7,275
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[7]	19,325	19,385
	Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[7]	2,750	2,782
	Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028)[7]	4,220	4,409
	Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[7]	50,000	50,085
	Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[7]	50,621	51,545
	Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[7]	3,440	3,429
	Morgan Stanley 1.794% 2/15/2032 (USD-SOFR + 1.034% on 2/13/2031)[7]	9,592	7,829
	Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031)[7]	5,319	4,353
	Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[7]	30,000	29,552
	Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[7]	54,820	55,889
	Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[7]	22,266	21,911
	Morgan Stanley 5.297% 4/20/2037 (USD-SOFR + 2.62% on 4/20/2032)[7]	13,453	13,078
	Morgan Stanley 3.217% 4/22/2042 (USD-SOFR + 1.485% on 4/22/2041)[7]	5,708	4,223
	Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054)[7]	20,616	19,886
	Morgan Stanley Bank, NA 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[7]	39,015	38,191
	Nasdaq, Inc. 5.35% 6/28/2028	1,540	1,563
	National Australia Bank, Ltd. 5.087% 6/11/2027	10,000	10,121
	National Australia Bank, Ltd. 4.944% 1/12/2028	3,474	3,498
	National Australia Bank, Ltd. 4.90% 6/13/2028	5,000	5,027
	National Australia Bank, Ltd. 4.787% 1/10/2029	12,000	12,023
	National Australia Bank, Ltd. 5.181% 6/11/2034[5]	35,354	35,457
	NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026)[7]	20,000	20,201
	NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027)[7]	20,000	20,247
	NatWest Group PLC 3.073% 5/22/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027)[7]	7,500	7,175
	NatWest Group PLC 4.445% 5/8/2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[7,9]	9,464	9,134
	Navient Corp. 6.75% 6/25/2025	10,000	10,017
	Navient Corp. 5.00% 3/15/2027	6,250	6,131
	Navient Corp. 5.625% 8/1/2033	3,000	2,599
	New York Life Global Funding 0.85% 1/15/2026[5]	3,803	3,661
	New York Life Global Funding 3.25% 4/7/2027[5]	2,164	2,103
	New York Life Global Funding 4.90% 6/13/2028[5]	7,500	7,537
	New York Life Global Funding 1.20% 8/7/2030[5]	4,913	4,046

The Bond Fund of America	44

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	New York Life Global Funding 4.55% 1/28/2033[5]	USD3,067	$2,933
	Nomura Holdings, Inc. (USD-SOFR + 1.25%) 4.31% 7/2/2027[3]	5,000	5,043
	Nomura Holdings, Inc. 5.594% 7/2/2027	15,000	15,207
	Nomura Holdings, Inc. 5.783% 7/3/2034	17,188	17,387
	NongHyup Bank 4.875% 7/3/2028[5]	13,213	13,182
	Northwestern Mutual Global Funding 0.80% 1/14/2026[5]	2,062	1,986
	Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[5]	12,000	12,012
	OneMain Finance Corp. 7.875% 3/15/2030	9,120	9,523
	Oversea-Chinese Banking Corp., Ltd. (3-month AUD-BBSW + 0.70%) 5.115% 4/14/2025[3]	AUD29,750	18,433
	Oversea-Chinese Banking Corp., Ltd. 1.832% 9/10/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.58% on 9/10/2025)[7]	USD2,250	2,198
	PayPal Holdings, Inc. 3.90% 6/1/2027	5,603	5,526
	PayPal Holdings, Inc. 4.40% 6/1/2032	15,247	14,646
	PayPal Holdings, Inc. 5.05% 6/1/2052	10,000	9,247
	Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027)[7]	EUR2,565	2,909
	Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028)[7]	1,285	1,380
	Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028)[7]	12,250	14,185
	Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029)[7]	65,520	71,883
	PNC Financial Services Group, Inc. 5.102% 7/23/2027 (USD-SOFR + 0.796% on 7/23/2026)[7]	USD25,000	25,126
	PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027)[7]	10,000	10,144
	PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[7]	47,340	48,176
	PNC Financial Services Group, Inc. 5.492% 5/14/2030 (USD-SOFR + 1.198% on 5/14/2029)[7]	21,142	21,447
	PNC Financial Services Group, Inc. 4.812% 10/21/2032 (USD-SOFR + 1.289% on 10/21/2031)[7]	10,000	9,736
	PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[7]	1,046	1,083
	PNC Financial Services Group, Inc. 5.939% 8/18/2034 (USD-SOFR + 1.946% on 8/18/2033)[7]	1,174	1,212
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[7]	30,840	33,677
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[7]	3,375	3,416
	Power Finance Corp., Ltd. 3.95% 4/23/2030	27,000	25,154
	Prudential Financial, Inc. 3.905% 12/7/2047	700	534
	Prudential Financial, Inc. 4.418% 3/27/2048	1,000	827
	Prudential Financial, Inc. 3.70% 3/13/2051	5,583	4,046
	PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	10,000	9,980
	QBE Insurance Group, Ltd. (3-month AUD-BBSW + 2.75%) 7.165% 8/25/2036[3]	AUD12,200	7,723
	QBE Insurance Group, Ltd. 2.50% 9/13/2038 (5-year GBP-GILT + 2.061% on 9/13/2028)[7]	GBP5,690	6,368
	QBE Insurance Group, Ltd. 5.875% 6/17/2046 (10-year USD-ICE SOFR Spread-Adjusted Swap + 4.395% on 6/17/2026)[7]	USD4,000	4,013
	Royal Bank of Canada 4.95% 4/25/2025	5,000	5,007
	Royal Bank of Canada 3.625% 5/4/2027	748	731
	Royal Bank of Canada 6.00% 11/1/2027	1,098	1,134
	Royal Bank of Canada 4.90% 1/12/2028	1,650	1,652
	Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029)[7]	43,788	42,901
	Royal Bank of Canada 5.00% 2/1/2033	15,537	15,277
	Santander Holdings USA, Inc. 6.124% 5/31/2027 (USD-SOFR + 1.232% on 5/31/2026)[7]	9,300	9,439
	Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027)[7]	10,775	10,221
	Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[7]	20,950	21,535
	Santander Holdings USA, Inc. 6.565% 6/12/2029 (USD-SOFR + 2.70% on 6/12/2028)[7]	3,644	3,767
	Santander Holdings USA, Inc. 6.174% 1/9/2030 (USD-SOFR + 2.50% on 1/9/2029)[7]	18,925	19,322
	Santander Holdings USA, Inc. 5.353% 9/6/2030 (USD-SOFR + 1.94% on 9/6/2029)[7]	54,700	54,082
	Santander UK Group Holdings PLC 2.469% 1/11/2028 (USD-SOFR + 1.22% on 1/11/2027)[7]	7,500	7,111
	Santander UK Group Holdings PLC 3.823% 11/3/2028 (3-month USD-LIBOR + 1.40% on 11/3/2027)[7,9]	7,500	7,226

45	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	SMBC Aviation Capital Finance DAC 5.45% 5/3/2028[5]	USD10,000	$10,075
	Standard Chartered PLC 2.608% 1/12/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.18% on 1/12/2027)[5,7]	9,200	8,763
	Standard Chartered PLC 7.018% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.20% on 2/8/2029)[5,7]	4,930	5,223
	Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028)[5,7]	7,000	6,841
	Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028)[7]	5,200	5,082
	Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034)[5,7]	17,360	17,401
	Standard Chartered PLC 3.265% 2/18/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 2/18/2031)[5,7]	2,554	2,209
	State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027)[7]	430	443
	State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[7]	10,825	10,105
	State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[7]	254	246
	State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[7]	35,398	35,186
	Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	10,264	10,446
	Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	7,500	7,704
	Sumitomo Mitsui Financial Group, Inc. 5.316% 7/9/2029	30,000	30,350
	Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	427	440
	Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028[5]	10,000	10,195
	Suncorp Group, Ltd. (3-month AUD-BBSW + 2.30%) 6.736% 6/1/2037[3]	AUD7,500	4,747
	Suncorp Group, Ltd. (3-month AUD-BBSW + 2.65%) 7.086% 12/1/2038[3]	50	32
	Svenska Handelsbanken AB 5.50% 6/15/2028[5]	USD5,000	5,069
	Swedbank AB 6.136% 9/12/2026[5]	12,825	13,106
	Synchrony Bank 5.40% 8/22/2025	17,000	17,026
	Synchrony Bank 5.625% 8/23/2027	17,000	17,136
	Synchrony Financial 5.935% 8/2/2030 (USD-SOFR + 2.13% on 8/2/2029)[7]	85,525	86,387
	Synchrony Financial 2.875% 10/28/2031	25,000	20,732
	Toronto-Dominion Bank (The) 0.75% 9/11/2025	23,900	23,271
	Toronto-Dominion Bank (The) 4.568% 12/17/2026	15,000	14,966
	Toronto-Dominion Bank (The) 5.156% 1/10/2028	8,213	8,256
	Toronto-Dominion Bank (The) 4.783% 12/17/2029	17,920	17,686
	Toronto-Dominion Bank (The) 5.146% 9/10/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 9/10/2029)[7]	15,097	14,808
	Travelers Companies, Inc. 2.55% 4/27/2050	1,601	945
	Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[7]	6,383	6,828
	Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[7]	4,343	4,383
	Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[7]	24,833	24,551
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[7]	10,286	10,477
	Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[7]	29,420	29,659
	U.S. Bancorp 3.10% 4/27/2026	7,000	6,854
	U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[7]	31,436	31,125
	U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028)[7]	1,500	1,534
	U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[7]	21,099	21,279
	UBS AG 2.95% 4/9/2025	2,350	2,339
	UBS AG 7.50% 2/15/2028	17,000	18,208
	UBS Group AG 4.55% 4/17/2026	7,000	6,979
	UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[5,7]	26,727	26,413
	UBS Group AG 5.711% 1/12/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.55% on 1/12/2026)[5,7]	20,000	20,150
	UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[5,7]	10,300	9,909
	UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[5,7]	38,389	36,906
	UBS Group AG 4.703% 8/5/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 8/5/2026)[5,7]	50,000	49,792
	UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[5,7]	19,621	18,572
	UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027)[5,7]	6,750	6,711
	UBS Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[5,7]	6,000	6,201
	UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[5,7,9]	16,485	15,881
	UBS Group AG 6.246% 9/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 9/22/2028)[5,7]	7,400	7,670
	UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[5,7]	35,400	35,638

The Bond Fund of America	46

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	UBS Group AG 3.126% 8/13/2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[5,7,9]	USD16,600	$15,175
	UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[5,7]	62,000	63,005
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[5,7]	102,500	96,898
	UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[5,7]	44,462	36,712
	UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[5,7]	67,840	59,034
	UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[5,7]	48,279	40,334
	UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[5,7]	17,875	21,596
	UniCredit SpA 4.625% 4/12/2027[5]	17,010	16,792
	United Overseas Bank, Ltd. 2.00% 10/14/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.23% on 10/14/2026)[5,7]	8,430	7,992
	Vigorous Champion International, Ltd. 4.25% 5/28/2029	1,708	1,634
	Vnesheconombank Via VEB Finance PLC 6.80% 11/22/2025[5,8,10]	500	— [2]
	Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[7]	19,375	18,798
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[7]	23,097	23,480
	Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[7]	225	212
	Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[7]	53,937	53,755
	Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[7]	15,250	15,487
	Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028)[7]	20,000	20,819
	Wells Fargo & Co. 5.198% 1/23/2030 (USD-SOFR + 1.50% on 1/23/2029)[7]	56,475	56,652
	Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029)[7]	158	143
	Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[7]	3,293	2,888
	Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[7]	46,461	45,964
	Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[7]	1,038	1,037
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[7]	1,056	1,123
	Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[7]	49,366	41,258
	Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[7]	10,000	9,979
	Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[7]	11,339	10,686
	Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[7]	13,100	11,153
	Willis North America, Inc. 3.875% 9/15/2049	4,700	3,457
	Xiaomi Best Time International, Ltd. 3.375% 4/29/2030	2,865	2,607
	Xiaomi Best Time International, Ltd. 2.875% 7/14/2031	1,000	857
	Xiaomi Best Time International, Ltd. 4.10% 7/14/2051	7,000	5,224
			7,731,097

Utilities 3.49%
	Adani Transmission Step-One, Ltd. 4.00% 8/3/2026	2,000	1,839
	AEP Texas, Inc. 3.45% 5/15/2051	2,638	1,760
	AEP Transmission Co., LLC 3.10% 12/1/2026	1,085	1,055
	AEP Transmission Co., LLC 5.15% 4/1/2034	21,075	20,748
	AEP Transmission Co., LLC 2.75% 8/15/2051	381	229
	AES Andes SA 6.30% 3/15/2029[5]	7,753	7,801
	AES Panama Generation Holdings, SRL 4.375% 5/31/2030[5]	8,121	7,112
	Alabama Power Co. 3.00% 3/15/2052	22,980	14,764
	Alfa Desarrollo SpA 4.55% 9/27/2051	8,919	6,581
	Alfa Desarrollo SpA 4.55% 9/27/2051[5]	5,679	4,190
	American Electric Power Co., Inc. 1.00% 11/1/2025	317	307
	American Electric Power Co., Inc. 4.30% 12/1/2028	31,133	30,434
	American Transmission Systems, Inc. 2.65% 1/15/2032[5]	1,695	1,440
	Atlantic City Electric Co. 2.30% 3/15/2031	2,175	1,850
	Berkshire Hathaway Energy Co. 4.50% 2/1/2045	200	174
	Berkshire Hathaway Energy Co. 4.60% 5/1/2053	3,465	2,887
	Buffalo Energy Mexico Holdings 7.875% 2/15/2039	7,450	7,690
	Buffalo Energy Mexico Holdings 7.875% 2/15/2039[5]	830	857
	Calpine Corp. 5.25% 6/1/2026[5]	1,132	1,131
	Calpine Corp. 4.50% 2/15/2028[5]	4,000	3,840
	CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	5,820	5,686
	CenterPoint Energy, Inc. 2.65% 6/1/2031	11,446	9,852
	CenterPoint Energy, Inc. 3.70% 9/1/2049	2,775	1,976
	Chile Electricity Lux MPC SARL 6.01% 1/20/2033	965	975
	Chile Electricity Lux MPC SARL 6.01% 1/20/2033[5]	3,185	3,219

47	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	China Huaneng Group Co., Ltd., 5.30% perpetual contingent convertible bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027)[7]	USD4,009	$4,063
	Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[5]	16,013	15,269
	Cleveland Electric Illuminating Co. (The) 4.55% 11/15/2030[5]	5,500	5,310
	CMS Energy Corp. 3.00% 5/15/2026	7,689	7,510
	Comision Federal de Electricidad 4.688% 5/15/2029[5]	30,765	28,913
	Comision Federal de Electricidad 4.688% 5/15/2029	10,000	9,398
	Comision Federal de Electricidad 3.348% 2/9/2031	25,000	20,734
	Comision Federal de Electricidad 3.875% 7/26/2033	21,750	17,549
	Comision Federal de Electricidad 6.45% 1/24/2035[5]	22,000	20,789
	Commonwealth Edison Co. 3.125% 3/15/2051	2,000	1,301
	Commonwealth Edison Co. 2.75% 9/1/2051	375	222
	Connecticut Light and Power Co. (The) 2.05% 7/1/2031	12,036	10,061
	Consumers Energy Co. 3.80% 11/15/2028	1,000	966
	Consumers Energy Co. 4.90% 2/15/2029	2,050	2,056
	Consumers Energy Co. 4.70% 1/15/2030	2,708	2,690
	Consumers Energy Co. 3.60% 8/15/2032	27,705	25,130
	Dominion Energy, Inc. 3.30% 3/15/2025	2,113	2,106
	DPL, Inc. 4.125% 7/1/2025	1,040	1,028
	DTE Electric Co. 4.85% 12/1/2026	1,350	1,361
	DTE Electric Co. 3.70% 3/15/2045	107	82
	DTE Energy Co. 2.85% 10/1/2026	539	523
	DTE Energy Co. 4.95% 7/1/2027	1,825	1,832
	DTE Energy Co. 5.10% 3/1/2029	25,100	25,171
	DTE Energy Co. 2.25% 3/1/2030	1,557	1,375
	Duke Energy Carolinas, LLC 2.45% 8/15/2029	3,530	3,178
	Duke Energy Carolinas, LLC 2.55% 4/15/2031	419	363
	Duke Energy Carolinas, LLC 5.35% 1/15/2053	643	612
	Duke Energy Corp. 5.75% 9/15/2033	33,869	34,806
	Duke Energy Corp. 3.50% 6/15/2051	4,219	2,855
	Duke Energy Corp. 5.00% 8/15/2052	331	289
	Duke Energy Florida, LLC 1.75% 6/15/2030	10,577	8,978
	Duke Energy Florida, LLC 5.875% 11/15/2033	4,058	4,232
	Duke Energy Florida, LLC 3.00% 12/15/2051	8,566	5,365
	Duke Energy Florida, LLC 5.95% 11/15/2052	246	250
	Duke Energy Ohio, Inc. 2.125% 6/1/2030	5,250	4,550
	Duke Energy Progress, LLC 2.00% 8/15/2031	769	637
	Duke Energy Progress, LLC 2.50% 8/15/2050	354	205
	Edison International 4.95% 4/15/2025	6,354	6,350
	Edison International 4.125% 3/15/2028	26,046	25,274
	Edison International 5.25% 11/15/2028	19,984	20,040
	Edison International 5.45% 6/15/2029	24,890	25,130
	Edison International 6.95% 11/15/2029	1,100	1,175
	Edison International 5.25% 3/15/2032	21,120	20,906
	Electricité de France SA 4.50% 9/21/2028[5]	1,982	1,938
	Electricité de France SA 5.65% 4/22/2029[5]	22,350	22,850
	Electricité de France SA 6.25% 5/23/2033[5]	8,275	8,680
	Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[7]	EUR15,000	14,733
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[5,7]	USD8,450	9,552
	Emera US Finance, LP 2.639% 6/15/2031	6,743	5,716
	Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[7,9]	319	322
	Enel Finance International NV 5.125% 6/26/2029[5]	15,000	14,991
	Enfragen Energia Sur SA 5.375% 12/30/2030	6,848	5,847
	Engie Energia Chile SA 3.40% 1/28/2030[5]	7,054	6,228
	ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[5]	8,250	8,041
	ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026	3,000	2,924
	ENN Energy Holdings, Ltd. 2.625% 9/17/2030[5]	1,143	1,004
	Entergy Corp. 1.90% 6/15/2028	6,531	5,902
	Entergy Corp. 2.40% 6/15/2031	19,693	16,631
	Entergy Louisiana, LLC 3.12% 9/1/2027	4,780	4,599
	Entergy Louisiana, LLC 1.60% 12/15/2030	1,700	1,407
	Entergy Louisiana, LLC 2.35% 6/15/2032	395	329
	Entergy Louisiana, LLC 5.15% 9/15/2034	13,200	12,993
	Entergy Louisiana, LLC 2.90% 3/15/2051	17,647	10,867

The Bond Fund of America	48

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Entergy Texas, Inc. 1.75% 3/15/2031	USD446	$368
	Eversource Energy 5.00% 1/1/2027	11,759	11,791
	Eversource Energy 3.30% 1/15/2028	6,812	6,478
	Eversource Energy 5.50% 1/1/2034	16,925	16,804
	Exelon Corp. 4.10% 3/15/2052	1,725	1,313
	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25% 1/31/2041[5]	12,145	11,911
	FirstEnergy Corp. 2.05% 3/1/2025	25,920	25,770
	FirstEnergy Corp. 1.60% 1/15/2026	54,243	52,338
	FirstEnergy Corp. 2.65% 3/1/2030	58,095	51,536
	FirstEnergy Corp. 2.25% 9/1/2030	88,023	75,782
	FirstEnergy Corp., Series B, 3.90% 7/15/2027	57,760	56,289
	FirstEnergy Transmission, LLC 2.866% 9/15/2028[5]	39,722	36,827
	Florida Power & Light Co. 4.40% 5/15/2028	16,905	16,740
	Florida Power & Light Co. 2.45% 2/3/2032	6,768	5,714
	Florida Power & Light Co. 5.10% 4/1/2033	9,000	8,946
	Florida Power & Light Co. 4.80% 5/15/2033	10,271	9,997
	Florida Power & Light Co. 5.30% 6/15/2034	7,453	7,479
	Florida Power & Light Co. 2.875% 12/4/2051	22,217	13,897
	Florida Power & Light Co. 5.30% 4/1/2053	718	685
	Florida Power & Light Co. 5.60% 6/15/2054	9,966	9,955
	Georgia Power Co. 4.65% 5/16/2028	6,350	6,325
	Georgia Power Co. 4.95% 5/17/2033	17,384	17,032
	Georgia Power Co. 5.25% 3/15/2034	7,750	7,694
	Grupo Energia Bogota SA ESP 7.85% 11/9/2033[5]	2,500	2,787
	Jersey Central Power & Light Co. 2.75% 3/1/2032[5]	7,574	6,442
	Jersey Central Power & Light Co. 5.10% 1/15/2035[5]	4,375	4,270
	Korea East-West Power Co., Ltd. 1.75% 5/6/2025	1,500	1,485
	Korea East-West Power Co., Ltd. 3.60% 5/6/2025	1,500	1,493
	MidAmerican Energy Co. 3.65% 4/15/2029	2,853	2,722
	MidAmerican Energy Co. 5.35% 1/15/2034	350	355
	MidAmerican Energy Co. 5.75% 11/1/2035	2,025	2,104
	MidAmerican Energy Co. 3.15% 4/15/2050	5,000	3,370
	Minejesa Capital BV 4.625% 8/10/2030	4,414	4,266
	Minejesa Capital BV 5.625% 8/10/2037	10,000	9,305
	Monongahela Power Co. 3.55% 5/15/2027[5]	4,800	4,660
	NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	4,050	4,058
	NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027	1,470	1,389
	NextEra Energy Operating Partners, LP 3.875% 10/15/2026[5]	3,535	3,384
	Niagara Energy S.A.C. 5.746% 10/3/2034[5]	4,400	4,269
	NiSource, Inc. 5.40% 6/30/2033	5,000	5,009
	NiSource, Inc. 5.00% 6/15/2052	24	21
	Northern States Power Co. 2.25% 4/1/2031	8,221	7,007
	Northern States Power Co. 2.90% 3/1/2050	6,150	3,940
	Northern States Power Co. 2.60% 6/1/2051	9,872	5,904
	Northern States Power Co. 4.50% 6/1/2052	2,789	2,348
	Northern States Power Co. 5.40% 3/15/2054	15,913	15,360
	NRG Energy, Inc. 3.625% 2/15/2031[5]	5,000	4,376
	NRG Energy, Inc. 3.875% 2/15/2032[5]	270	236
	Oncor Electric Delivery Co., LLC 0.55% 10/1/2025	716	695
	Oncor Electric Delivery Co., LLC 4.55% 9/15/2032	807	778
	Pacific Gas and Electric Co. 3.15% 1/1/2026	114,526	112,578
	Pacific Gas and Electric Co. 2.95% 3/1/2026	36,326	35,537
	Pacific Gas and Electric Co. 3.30% 3/15/2027	16,741	16,165
	Pacific Gas and Electric Co. 2.10% 8/1/2027	62,069	57,922
	Pacific Gas and Electric Co. 3.30% 12/1/2027	13,377	12,785
	Pacific Gas and Electric Co. 3.00% 6/15/2028	34,836	32,655
	Pacific Gas and Electric Co. 3.75% 7/1/2028	22,518	21,563
	Pacific Gas and Electric Co. 4.65% 8/1/2028	31,779	31,341
	Pacific Gas and Electric Co. 6.10% 1/15/2029	38,525	39,895
	Pacific Gas and Electric Co. 4.20% 3/1/2029	3,475	3,361
	Pacific Gas and Electric Co. 4.55% 7/1/2030	130,385	126,277
	Pacific Gas and Electric Co. 2.50% 2/1/2031	143,088	122,436
	Pacific Gas and Electric Co. 3.25% 6/1/2031	18,366	16,310
	Pacific Gas and Electric Co. 4.40% 3/1/2032	4,830	4,549
	Pacific Gas and Electric Co. 5.90% 6/15/2032	20,482	21,038
	Pacific Gas and Electric Co. 6.15% 1/15/2033	54,017	56,167
	Pacific Gas and Electric Co. 6.40% 6/15/2033	116,325	122,685

49	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Pacific Gas and Electric Co. 5.80% 5/15/2034	USD66,001	$67,527
	Pacific Gas and Electric Co. 3.30% 8/1/2040	38,057	28,506
	Pacific Gas and Electric Co. 3.75% 8/15/2042	23,075	17,397
	Pacific Gas and Electric Co. 4.95% 7/1/2050	55,088	47,902
	Pacific Gas and Electric Co. 3.50% 8/1/2050	49,107	33,682
	Pacific Gas and Electric Co. 6.70% 4/1/2053	9,880	10,707
	Pacific Gas and Electric Co. 5.90% 10/1/2054	10,625	10,494
	PacifiCorp 5.10% 2/15/2029	22,351	22,520
	PacifiCorp 2.70% 9/15/2030	12,553	11,097
	PacifiCorp 5.45% 2/15/2034	57,000	56,668
	PacifiCorp 4.125% 1/15/2049	4,800	3,731
	PacifiCorp 4.15% 2/15/2050	12,175	9,409
	PacifiCorp 3.30% 3/15/2051	7,875	5,120
	PacifiCorp 2.90% 6/15/2052	34,575	20,599
	PacifiCorp 5.35% 12/1/2053	13,887	12,781
	PacifiCorp 5.50% 5/15/2054	55,379	51,816
	PacifiCorp 5.80% 1/15/2055	85,861	83,531
	PECO Energy Co. 2.80% 6/15/2050	10,000	6,254
	PG&E Corp. 5.00% 7/1/2028	9,485	9,274
	PG&E Corp. 5.25% 7/1/2030	7,450	7,297
	Progress Energy, Inc. 7.00% 10/30/2031	8,568	9,489
	Public Service Company of Colorado 1.875% 6/15/2031	12,200	10,043
	Public Service Company of Colorado 5.35% 5/15/2034	16,350	16,380
	Public Service Company of Colorado 3.20% 3/1/2050	5,860	3,897
	Public Service Company of Colorado 2.70% 1/15/2051	13,333	7,933
	Public Service Company of Colorado 5.75% 5/15/2054	8,025	8,017
	Public Service Electric and Gas Co. 0.95% 3/15/2026	12,926	12,388
	Public Service Electric and Gas Co. 3.65% 9/1/2028	263	253
	Public Service Electric and Gas Co. 3.20% 5/15/2029	5,000	4,698
	Public Service Electric and Gas Co. 2.45% 1/15/2030	5,726	5,124
	Public Service Electric and Gas Co. 1.90% 8/15/2031	2,773	2,286
	Public Service Electric and Gas Co. 4.85% 8/1/2034	4,720	4,593
	Public Service Electric and Gas Co. 3.20% 8/1/2049	2,475	1,697
	Public Service Electric and Gas Co. 3.15% 1/1/2050	15,000	10,140
	Public Service Electric and Gas Co. 2.70% 5/1/2050	4,432	2,719
	Public Service Electric and Gas Co. 5.30% 8/1/2054	9,198	8,792
	San Diego Gas & Electric Co. 4.95% 8/15/2028	6,569	6,600
	San Diego Gas & Electric Co. 3.32% 4/15/2050	2,025	1,375
	Southern California Edison Co. 1.20% 2/1/2026	166	160
	Southern California Edison Co. 4.90% 6/1/2026	10,000	10,023
	Southern California Edison Co. 3.65% 3/1/2028	14,462	13,947
	Southern California Edison Co. 5.30% 3/1/2028	6,197	6,273
	Southern California Edison Co. 5.65% 10/1/2028	1,775	1,818
	Southern California Edison Co. 4.20% 3/1/2029	12,527	12,157
	Southern California Edison Co. 2.85% 8/1/2029	57,824	52,810
	Southern California Edison Co. 2.25% 6/1/2030	24,252	21,088
	Southern California Edison Co. 2.50% 6/1/2031	23,755	20,375
	Southern California Edison Co. 5.45% 6/1/2031	26,300	26,740
	Southern California Edison Co. 2.75% 2/1/2032	11,513	9,837
	Southern California Edison Co. 5.20% 6/1/2034	10,500	10,397
	Southern California Edison Co. 5.75% 4/1/2035	6,666	6,821
	Southern California Edison Co. 5.35% 7/15/2035	32,699	32,640
	Southern California Edison Co. 5.625% 2/1/2036	5,649	5,654
	Southern California Edison Co. 4.50% 9/1/2040	15,000	13,142
	Southern California Edison Co. 3.60% 2/1/2045	1,178	871
	Southern California Edison Co. 3.65% 2/1/2050	15,920	11,385
	Southern California Edison Co. 2.95% 2/1/2051	32,211	20,275
	Southern California Edison Co. 3.65% 6/1/2051	2,687	1,911
	Southern California Edison Co. 3.45% 2/1/2052	17,196	11,642
	Southern California Edison Co. 5.75% 4/15/2054	8,347	8,196
	Southern Co. (The) 4.85% 3/15/2035	36,925	35,254
	Southwestern Electric Power Co. 1.65% 3/15/2026	12,675	12,204
	Talen Energy Supply, LLC 8.625% 6/1/2030[5]	14,808	15,792
	Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	6,071	5,560
	TNB Global Ventures Capital Bhd 4.851% 11/1/2028	4,000	3,976
	Union Electric Co. 2.625% 3/15/2051	132	78
	Union Electric Co. 3.90% 4/1/2052	5,303	4,066

The Bond Fund of America	50

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Union Electric Co. 5.125% 3/15/2055	USD3,725	$3,416
	Virginia Electric & Power 2.95% 11/15/2026	265	257
	Virginia Electric & Power 2.875% 7/15/2029	1,425	1,314
	Virginia Electric & Power 2.30% 11/15/2031	3,000	2,510
	Virginia Electric & Power 2.40% 3/30/2032	990	827
	Vistra Operations Co., LLC 5.00% 7/31/2027[5]	1,000	982
	WEC Energy Group, Inc. 4.75% 1/9/2026	5,000	5,005
	WEC Energy Group, Inc. 5.60% 9/12/2026	1,169	1,185
	WEC Energy Group, Inc. 5.15% 10/1/2027	10,043	10,151
	WEC Energy Group, Inc. 2.20% 12/15/2028	5,400	4,877
	Wisconsin Electric Power Co. 4.60% 10/1/2034	2,700	2,573
	Wisconsin Electric Power Co. 5.05% 10/1/2054	675	615
	Wisconsin Power and Light Co. 1.95% 9/16/2031	5,316	4,334
	Wisconsin Power and Light Co. 3.95% 9/1/2032	1,276	1,181
	Wisconsin Power and Light Co. 3.65% 4/1/2050	2,675	1,924
	Xcel Energy, Inc. 3.35% 12/1/2026	439	428
	Xcel Energy, Inc. 2.60% 12/1/2029	6,305	5,636
	Xcel Energy, Inc. 3.40% 6/1/2030	2,086	1,917
	Xcel Energy, Inc. 2.35% 11/15/2031	34,100	28,226
	Xcel Energy, Inc. 5.45% 8/15/2033	24,441	24,258
	Xcel Energy, Inc. 5.50% 3/15/2034	6,888	6,865
			3,167,862

Health care 3.22%
	AbbVie, Inc. 2.95% 11/21/2026	16,395	15,934
	AbbVie, Inc. 3.20% 11/21/2029	4,409	4,094
	AbbVie, Inc. 4.95% 3/15/2031	14,000	14,001
	AbbVie, Inc. 5.05% 3/15/2034	105,721	104,492
	AbbVie, Inc. 5.35% 3/15/2044	3,625	3,536
	AbbVie, Inc. 5.40% 3/15/2054	80,625	77,680
	Amgen, Inc. 5.15% 3/2/2028	45,847	46,191
	Amgen, Inc. 3.00% 2/22/2029	3,098	2,880
	Amgen, Inc. 2.45% 2/21/2030	18,829	16,653
	Amgen, Inc. 5.25% 3/2/2030	15,000	15,143
	Amgen, Inc. 2.30% 2/25/2031	5,000	4,259
	Amgen, Inc. 4.20% 3/1/2033	36,903	34,237
	Amgen, Inc. 5.25% 3/2/2033	85,278	84,684
	Amgen, Inc. 3.375% 2/21/2050	122	83
	Amgen, Inc. 4.875% 3/1/2053	6,500	5,583
	Amgen, Inc. 5.65% 3/2/2053	73,570	70,885
	Astrazeneca Finance, LLC 1.75% 5/28/2028	564	512
	Astrazeneca Finance, LLC 4.90% 2/26/2031	40,250	40,230
	Astrazeneca Finance, LLC 2.25% 5/28/2031	1,186	1,011
	Astrazeneca Finance, LLC 5.00% 2/26/2034	20,300	20,086
	AstraZeneca PLC 3.375% 11/16/2025	20,139	19,949
	AstraZeneca PLC 0.70% 4/8/2026	6,589	6,291
	AstraZeneca PLC 1.375% 8/6/2030	15,138	12,614
	AstraZeneca PLC 3.00% 5/28/2051	2,249	1,472
	Avantor Funding, Inc. 4.625% 7/15/2028[5]	6,320	6,038
	Bausch Health Companies, Inc. 5.50% 11/1/2025[5]	17,750	17,329
	Baxter International, Inc. 2.272% 12/1/2028	2,150	1,939
	Baxter International, Inc. 2.539% 2/1/2032	26,504	22,115
	Baxter International, Inc. 3.132% 12/1/2051	1,394	866
	Bayer US Finance II, LLC 4.375% 12/15/2028[5]	4,250	4,090
	Becton, Dickinson and Co. 4.874% 2/8/2029	22,800	22,747
	Becton, Dickinson and Co. 5.081% 6/7/2029	18,934	19,063
	Becton, Dickinson and Co. 4.298% 8/22/2032	327	308
	Becton, Dickinson and Co. 5.11% 2/8/2034	6,100	6,013
	Biocon Biologics Global PLC 6.67% 10/9/2029[5]	53,000	50,859
	Boston Scientific Corp. 2.65% 6/1/2030	3,905	3,488
	Bristol-Myers Squibb Co. 3.20% 6/15/2026	7,768	7,635
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	15,000	15,078
	Bristol-Myers Squibb Co. 3.40% 7/26/2029	2,197	2,075
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	11,525	11,602
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	96,365	96,290
	Bristol-Myers Squibb Co. 2.55% 11/13/2050	15,075	8,734
	Bristol-Myers Squibb Co. 3.70% 3/15/2052	15,681	11,426

51	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Bristol-Myers Squibb Co. 6.25% 11/15/2053	USD7,840	$8,312
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	61,979	60,168
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	11,350	10,934
	Cencora, Inc. 2.70% 3/15/2031	6,863	5,956
	Centene Corp. 4.25% 12/15/2027	58,085	56,310
	Centene Corp. 2.45% 7/15/2028	82,808	74,587
	Centene Corp. 4.625% 12/15/2029	64,260	60,825
	Centene Corp. 3.375% 2/15/2030	45,137	40,231
	Centene Corp. 3.00% 10/15/2030	23,055	19,908
	Centene Corp. 2.50% 3/1/2031	56,894	47,095
	Centene Corp. 2.625% 8/1/2031	31,680	26,109
	Charles River Laboratories International, Inc. 3.75% 3/15/2029[5]	4,335	3,979
	CHS / Community Health Systems, Inc. 4.75% 2/15/2031[5]	6,000	4,662
	CVS Health Corp. 1.30% 8/21/2027	10,000	9,064
	CVS Health Corp. 3.25% 8/15/2029	10,362	9,439
	CVS Health Corp. 5.125% 2/21/2030	7,000	6,855
	CVS Health Corp. 1.75% 8/21/2030	5,660	4,610
	CVS Health Corp. 5.25% 1/30/2031	7,000	6,840
	CVS Health Corp. 1.875% 2/28/2031	13,185	10,634
	CVS Health Corp. 5.55% 6/1/2031	35,666	35,419
	CVS Health Corp. 5.25% 2/21/2033	14,789	14,184
	CVS Health Corp. 5.70% 6/1/2034	57,461	56,506
	CVS Health Corp. 5.05% 3/25/2048	1,707	1,409
	CVS Health Corp. 5.875% 6/1/2053	30,000	27,541
	CVS Health Corp. 6.05% 6/1/2054	21,525	20,207
	CVS Health Corp. 6.00% 6/1/2063	9,811	8,956
	Elevance Health, Inc. 2.375% 1/15/2025	1,534	1,533
	Elevance Health, Inc. 4.75% 2/15/2030	4,178	4,129
	Elevance Health, Inc. 5.20% 2/15/2035	24,895	24,324
	Elevance Health, Inc. 4.55% 5/15/2052	4,934	3,981
	Elevance Health, Inc. 5.125% 2/15/2053	1,384	1,232
	Elevance Health, Inc. 5.70% 2/15/2055	8,137	7,852
	Eli Lilly and Co. 4.70% 2/27/2033	9,641	9,453
	Eli Lilly and Co. 4.875% 2/27/2053	15,000	13,589
	EMD Finance, LLC 3.25% 3/19/2025[5]	16,185	16,134
	Fortrea Holdings, Inc. 7.50% 7/1/2030[5]	2,825	2,833
	Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.491% 7/1/2030[3,11]	723	730
	GE HealthCare Technologies, Inc. 5.65% 11/15/2027	27,199	27,881
	GE HealthCare Technologies, Inc. 5.857% 3/15/2030	1,022	1,059
	GE HealthCare Technologies, Inc. 5.905% 11/22/2032	2,560	2,661
	GE HealthCare Technologies, Inc. 6.377% 11/22/2052	157	169
	Gilead Sciences, Inc. 5.25% 10/15/2033	61,000	61,247
	Gilead Sciences, Inc. 2.80% 10/1/2050	65	40
	Gilead Sciences, Inc. 5.55% 10/15/2053	34,306	33,770
	GlaxoSmithKline Capital, Inc. 3.625% 5/15/2025	11,425	11,389
	HCA, Inc. 5.875% 2/15/2026	4,700	4,725
	HCA, Inc. 5.20% 6/1/2028	30,000	30,083
	HCA, Inc. 5.875% 2/1/2029	7,130	7,281
	HCA, Inc. 4.125% 6/15/2029	2,825	2,696
	HCA, Inc. 2.375% 7/15/2031	2,704	2,245
	HCA, Inc. 3.625% 3/15/2032	13,278	11,706
	HCA, Inc. 5.25% 6/15/2049	8,300	7,192
	HCA, Inc. 4.625% 3/15/2052	323	252
	Humana, Inc. 3.70% 3/23/2029	9,140	8,632
	Humana, Inc. 5.375% 4/15/2031	27,297	27,080
	Humana, Inc. 5.95% 3/15/2034	3,125	3,151
	Humana, Inc. 5.75% 4/15/2054	10,589	9,822
	IQVIA, Inc. 5.00% 10/15/2026[5]	5,750	5,678
	Johnson & Johnson 4.95% 6/1/2034	17,000	17,006
	Kaiser Foundation Hospitals 2.81% 6/1/2041	701	496
	Laboratory Corp. of America Holdings 4.55% 4/1/2032	7,600	7,279
	Laboratory Corp. of America Holdings 4.80% 10/1/2034	11,184	10,605
	Medline Borrower, LP 6.25% 4/1/2029[5]	5,194	5,255
	Merck & Co., Inc. 2.75% 2/10/2025	20,000	19,963
	Merck & Co., Inc. 1.70% 6/10/2027	18,478	17,326
	Merck & Co., Inc. 1.45% 6/24/2030	465	390

The Bond Fund of America	52

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Merck & Co., Inc. 2.75% 12/10/2051	USD10,000	$6,067
	Molina Healthcare, Inc. 4.375% 6/15/2028[5]	2,125	2,016
	Molina Healthcare, Inc. 3.875% 11/15/2030[5]	2,665	2,374
	Molina Healthcare, Inc. 3.875% 5/15/2032[5]	15,500	13,463
	Novartis Capital Corp. 1.75% 2/14/2025	103	103
	Novartis Capital Corp. 2.20% 8/14/2030	9,078	7,954
	Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	140	139
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	90,275	87,754
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	36,654	34,348
	Pfizer, Inc. 2.625% 4/1/2030	10,000	8,973
	Pfizer, Inc. 1.70% 5/28/2030	690	588
	Roche Holdings, Inc. 1.93% 12/13/2028[5]	3,114	2,803
	Roche Holdings, Inc. 4.909% 3/8/2031[5]	4,000	3,992
	Roche Holdings, Inc. 2.076% 12/13/2031[5]	15,783	13,095
	Roche Holdings, Inc. 4.592% 9/9/2034[5]	14,717	14,113
	Roche Holdings, Inc. 5.218% 3/8/2054[5]	3,318	3,174
	Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	532	520
	Solventum Corp. 5.60% 3/23/2034[5]	11,750	11,697
	Summa Health 3.511% 11/15/2051	187	134
	Takeda Pharmaceutical Co., Ltd. 5.00% 11/26/2028	7,500	7,521
	Tenet Healthcare Corp. 5.125% 11/1/2027	4,565	4,475
	Tenet Healthcare Corp. 6.125% 6/15/2030	4,000	3,973
	Tenet Healthcare Corp. 6.75% 5/15/2031	10,000	10,110
	Teva Pharmaceutical Finance Co., LLC 6.15% 2/1/2036	11,690	11,725
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	10,000	9,618
	Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	18,920	18,486
	Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	168,379	172,071
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	95,508	93,354
	Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	49,725	53,653
	Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	28,000	31,329
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	154,365	111,181
	UnitedHealth Group, Inc. 3.75% 7/15/2025	3,900	3,885
	UnitedHealth Group, Inc. 3.70% 12/15/2025	15,430	15,314
	UnitedHealth Group, Inc. 2.875% 8/15/2029	1,172	1,078
	UnitedHealth Group, Inc. 2.00% 5/15/2030	13,538	11,672
	UnitedHealth Group, Inc. 4.95% 1/15/2032	14,500	14,342
	UnitedHealth Group, Inc. 4.20% 5/15/2032	6,293	5,932
	UnitedHealth Group, Inc. 5.35% 2/15/2033	5,984	6,024
	UnitedHealth Group, Inc. 5.15% 7/15/2034	70,977	70,068
	UnitedHealth Group, Inc. 3.05% 5/15/2041	7,293	5,269
	UnitedHealth Group, Inc. 4.25% 6/15/2048	3,314	2,662
	UnitedHealth Group, Inc. 4.45% 12/15/2048	2,015	1,664
	UnitedHealth Group, Inc. 3.70% 8/15/2049	3,098	2,254
	UnitedHealth Group, Inc. 2.90% 5/15/2050	9,116	5,657
	UnitedHealth Group, Inc. 3.25% 5/15/2051	5,408	3,573
	UnitedHealth Group, Inc. 4.75% 5/15/2052	4,538	3,892
	UnitedHealth Group, Inc. 5.375% 4/15/2054	14,000	13,141
	UnitedHealth Group, Inc. 5.625% 7/15/2054	17,476	16,976
	UnitedHealth Group, Inc. 5.75% 7/15/2064	10,750	10,454
	Viatris, Inc. 4.00% 6/22/2050	14,918	10,171
	Zoetis, Inc. 5.60% 11/16/2032	12,980	13,388
			2,922,023

Consumer discretionary 2.84%
	Alibaba Group Holding, Ltd. 4.875% 5/26/2030[5]	1,500	1,487
	Alibaba Group Holding, Ltd. 2.125% 2/9/2031	5,000	4,215
	Alibaba Group Holding, Ltd. 5.25% 5/26/2035[5]	17,830	17,468
	Alibaba Group Holding, Ltd. 2.70% 2/9/2041	7,706	5,234
	Alibaba Group Holding, Ltd. 5.625% 11/26/2054[5]	1,690	1,642
	Allied Universal Holdco, LLC 4.625% 6/1/2028[5]	2,105	1,992
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[5]	2,471	2,549
	Amazon.com, Inc. 1.65% 5/12/2028	25,000	22,776
	Amazon.com, Inc. 2.10% 5/12/2031	25,000	21,362
	American Honda Finance Corp. 1.20% 7/8/2025	10,182	10,010
	American Honda Finance Corp. 4.90% 3/13/2029	3,600	3,589
	American Honda Finance Corp. 5.05% 7/10/2031	1,000	991
	Atlas LuxCo 4 SARL 4.625% 6/1/2028[5]	1,610	1,518

53	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Bath & Body Works, Inc. 6.875% 11/1/2035	USD4,500	$4,611
	Bath & Body Works, Inc. 6.75% 7/1/2036	4,800	4,885
	BMW US Capital, LLC 3.90% 4/9/2025[5]	20,000	19,956
	BMW US Capital, LLC 2.55% 4/1/2031[5]	11,011	9,466
	BMW US Capital, LLC 3.70% 4/1/2032[5]	6,367	5,784
	Caesars Entertainment, Inc. 6.50% 2/15/2032[5]	5,385	5,414
	Carnival Corp. 4.00% 8/1/2028[5]	1,000	948
	Carnival Corp. 6.00% 5/1/2029[5]	13,000	12,979
	Daimler Trucks Finance North America, LLC 5.00% 1/15/2027[5]	5,837	5,853
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[5]	611	594
	Daimler Trucks Finance North America, LLC 5.125% 9/25/2027[5]	10,000	10,061
	Daimler Trucks Finance North America, LLC 5.40% 9/20/2028[5]	3,895	3,947
	Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[5]	13,627	12,389
	Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[5]	26,120	21,978
	Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[5]	1,806	1,799
	Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[5]	4,667	4,633
	Ford Motor Co. 3.25% 2/12/2032	6,305	5,246
	Ford Motor Credit Co., LLC 2.30% 2/10/2025	33,110	33,002
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	1,000	1,000
	Ford Motor Credit Co., LLC 4.134% 8/4/2025	400	398
	Ford Motor Credit Co., LLC 3.375% 11/13/2025	1,565	1,541
	Ford Motor Credit Co., LLC 6.95% 3/6/2026	8,381	8,533
	Ford Motor Credit Co., LLC 6.95% 6/10/2026	5,920	6,058
	Ford Motor Credit Co., LLC 4.542% 8/1/2026	18,000	17,811
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	67,985	65,339
	Ford Motor Credit Co., LLC 5.125% 11/5/2026	75,000	74,925
	Ford Motor Credit Co., LLC 4.271% 1/9/2027	42,685	41,834
	Ford Motor Credit Co., LLC 5.80% 3/5/2027	23,000	23,223
	Ford Motor Credit Co., LLC 5.85% 5/17/2027	49,000	49,539
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	23,710	23,504
	Ford Motor Credit Co., LLC 4.125% 8/17/2027	24,460	23,662
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	7,305	7,002
	Ford Motor Credit Co., LLC 7.35% 11/4/2027	101,876	106,706
	Ford Motor Credit Co., LLC 2.90% 2/16/2028	34,880	32,208
	Ford Motor Credit Co., LLC 6.80% 5/12/2028	22,310	23,063
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	11,114	11,521
	Ford Motor Credit Co., LLC 2.90% 2/10/2029	66,400	59,500
	Ford Motor Credit Co., LLC 5.80% 3/8/2029	39,924	39,957
	Ford Motor Credit Co., LLC 5.113% 5/3/2029	70,192	68,431
	Ford Motor Credit Co., LLC 5.303% 9/6/2029	41,825	41,013
	Ford Motor Credit Co., LLC 7.35% 3/6/2030	76,140	80,663
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	11,305	11,907
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	4,468	4,028
	Ford Motor Credit Co., LLC 6.05% 3/5/2031	54,453	54,365
	Ford Motor Credit Co., LLC 3.625% 6/17/2031	40,636	35,168
	Ford Motor Credit Co., LLC 6.054% 11/5/2031	14,049	13,941
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	18,000	18,795
	General Motors Co. 6.80% 10/1/2027	17,934	18,738
	General Motors Financial Co., Inc. 1.25% 1/8/2026	6,450	6,217
	General Motors Financial Co., Inc. 1.50% 6/10/2026	57,097	54,450
	General Motors Financial Co., Inc. 4.00% 10/6/2026	7,285	7,188
	General Motors Financial Co., Inc. 2.35% 2/26/2027	41,494	39,340
	General Motors Financial Co., Inc. 2.70% 8/20/2027	37,175	35,145
	General Motors Financial Co., Inc. 4.90% 10/6/2029	37,394	36,856
	General Motors Financial Co., Inc. 5.45% 9/6/2034	12,244	11,892
	GENM Capital Labuan, Ltd. 3.882% 4/19/2031	11,000	9,734
	GOHL Capital, Ltd. 4.25% 1/24/2027	28,000	27,261
	Hanesbrands, Inc. 9.00% 2/15/2031[5]	3,681	3,929
	Harley-Davidson Financial Services, Inc. 5.95% 6/11/2029[5]	4,467	4,474
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[5]	13,960	12,564
	Hilton Domestic Operating Co., Inc. 3.625% 2/15/2032[5]	11,040	9,598
	Home Depot, Inc. 2.95% 6/15/2029	11,320	10,503
	Home Depot, Inc. 4.75% 6/25/2029	13,980	14,016
	Home Depot, Inc. 2.70% 4/15/2030	25,000	22,517
	Home Depot, Inc. 4.85% 6/25/2031	19,365	19,364
	Home Depot, Inc. 4.95% 6/25/2034	65,512	64,666
	Home Depot, Inc. 5.30% 6/25/2054	26,526	25,435

The Bond Fund of America	54

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Hyundai Capital America 2.65% 2/10/2025[5]	USD15,928	$15,889
	Hyundai Capital America 5.875% 4/7/2025[5]	10,000	10,015
	Hyundai Capital America 1.80% 10/15/2025[5]	53,247	51,937
	Hyundai Capital America 6.25% 11/3/2025[5]	6,000	6,061
	Hyundai Capital America 1.30% 1/8/2026[5]	17,000	16,409
	Hyundai Capital America 5.50% 3/30/2026[5]	5,000	5,034
	Hyundai Capital America 1.50% 6/15/2026[5]	24,066	22,925
	Hyundai Capital America 1.65% 9/17/2026[5]	36,910	34,950
	Hyundai Capital America 3.00% 2/10/2027[5]	19,717	18,949
	Hyundai Capital America 5.30% 3/19/2027[5]	14,986	15,107
	Hyundai Capital America 5.275% 6/24/2027[5]	12,500	12,604
	Hyundai Capital America 2.375% 10/15/2027[5]	14,154	13,210
	Hyundai Capital America 5.60% 3/30/2028[5]	3,300	3,342
	Hyundai Capital America 2.00% 6/15/2028[5]	13,912	12,522
	Hyundai Capital America 2.10% 9/15/2028[5]	14,290	12,810
	Hyundai Capital America 6.10% 9/21/2028[5]	1,000	1,029
	Hyundai Capital America 5.30% 1/8/2029[5]	2,748	2,755
	Hyundai Capital America 6.50% 1/16/2029[5]	5,119	5,345
	Hyundai Capital America 5.30% 6/24/2029[5]	11,478	11,519
	Hyundai Capital America 4.55% 9/26/2029[5]	24,606	23,897
	Hyundai Capital America 5.40% 6/24/2031[5]	25,500	25,511
	Hyundai Capital Services, Inc. 2.125% 4/24/2025[5]	5,225	5,178
	Hyundai Capital Services, Inc. 1.25% 2/8/2026[5]	6,570	6,307
	International Game Technology PLC 4.125% 4/15/2026[5]	7,115	7,016
	International Game Technology PLC 6.25% 1/15/2027[5]	3,500	3,525
	International Game Technology PLC 5.25% 1/15/2029[5]	6,940	6,775
	KB Home 6.875% 6/15/2027	5,000	5,110
	M.D.C. Holdings, Inc. 6.00% 1/15/2043	5,475	5,459
	Marriott International, Inc. 5.75% 5/1/2025	208	208
	Marriott International, Inc. 5.00% 10/15/2027	20,000	20,164
	Marriott International, Inc. 4.90% 4/15/2029	4,024	4,018
	Marriott International, Inc. 2.85% 4/15/2031	2,120	1,853
	Marriott International, Inc. 2.75% 10/15/2033	25,167	20,720
	McDonald’s Corp. 5.00% 5/17/2029	10,939	11,019
	McDonald’s Corp. 2.125% 3/1/2030	5,793	5,066
	McDonald’s Corp. 4.95% 8/14/2033	6,293	6,244
	McDonald’s Corp. 5.20% 5/17/2034	16,043	16,216
	McDonald’s Corp. 4.45% 9/1/2048	242	202
	McDonald’s Corp. 3.625% 9/1/2049	6,857	4,947
	McDonald’s Corp. 4.20% 4/1/2050	708	560
	McDonald’s Corp. 5.15% 9/9/2052	220	201
	McDonald’s Corp. 5.45% 8/14/2053	2,473	2,371
	Meituan 3.05% 10/28/2030	15,000	13,283
	Morongo Band of Mission Indians (The) 7.00% 10/1/2039[5]	11,225	11,740
	NIKE, Inc. 2.40% 3/27/2025	8,656	8,611
	NIKE, Inc. 3.25% 3/27/2040	5,469	4,226
	Nissan Motor Acceptance Co., LLC 6.95% 9/15/2026[5]	4,190	4,288
	Nissan Motor Acceptance Co., LLC 1.85% 9/16/2026[5]	4,874	4,585
	Nissan Motor Acceptance Co., LLC 2.75% 3/9/2028[5]	11,315	10,292
	Nissan Motor Acceptance Co., LLC 2.45% 9/15/2028[5]	15,000	13,320
	Nissan Motor Acceptance Co., LLC 7.05% 9/15/2028[5]	20,950	21,725
	Nissan Motor Co., Ltd. 4.345% 9/17/2027[5]	23,000	22,153
	Nissan Motor Co., Ltd. 4.81% 9/17/2030[5]	2,808	2,641
	President and Fellows of Harvard College 2.517% 10/15/2050	5,500	3,330
	QVC, Inc. 4.45% 2/15/2025	1,500	1,492
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[5]	28,000	27,811
	Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031[5]	17,860	17,580
	Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033[5]	49,000	48,919
	Sands China, Ltd. 5.125% 8/8/2025	27,000	26,905
	Sands China, Ltd. 3.80% 1/8/2026	13,000	12,758
	Sands China, Ltd. 2.30% 3/8/2027	8,000	7,458
	Sands China, Ltd. 5.40% 8/8/2028	71,050	70,302
	Sands China, Ltd. 4.375% 6/18/2030	12,000	11,204
	Sands China, Ltd. 3.25% 8/8/2031	17,000	14,569
	SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029[5]	5,570	5,572
	St Engineering Rhq, Ltd. 1.50% 4/29/2025	5,000	4,946
	Stellantis Finance US, Inc. 5.625% 1/12/2028[5]	10,000	10,146

55	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Stellantis Finance US, Inc. 2.691% 9/15/2031[5]	USD10,367	$8,515
	Taylor Morrison Communities, Inc. 5.75% 1/15/2028[5]	3,500	3,480
	Toyota Motor Credit Corp. 3.375% 4/1/2030	8,330	7,723
	Toyota Motor Credit Corp. 5.55% 11/20/2030	5,000	5,155
	Travel + Leisure Co. 6.625% 7/31/2026[5]	4,000	4,046
	Vail Resorts, Inc. 6.50% 5/15/2032[5]	14,640	14,816
	Volkswagen Group of America Finance, LLC 4.95% 8/15/2029[5]	11,687	11,410
	Volkswagen Group of America Finance, LLC 6.45% 11/16/2030[5]	36,540	37,845
	Wynn Resorts Finance, LLC 5.125% 10/1/2029[5]	2,500	2,396
	ZF North America Capital, Inc. 7.125% 4/14/2030[5]	9,500	9,336
			2,577,457

Energy 2.08%
	Antero Resources Corp. 5.375% 3/1/2030[5]	5,735	5,545
	Apache Corp. 4.25% 1/15/2030	9,050	8,513
	Apache Corp. 4.75% 4/15/2043	15,000	11,991
	Baker Hughes Holdings, LLC 2.061% 12/15/2026	397	378
	Baytex Energy Corp. 7.375% 3/15/2032[5]	3,610	3,521
	Bharat Petroleum Corp., Ltd. 4.00% 5/8/2025	5,599	5,583
	BP Capital Markets America, Inc. 4.893% 9/11/2033	15,766	15,258
	BP Capital Markets America, Inc. 2.772% 11/10/2050	40	24
	Canadian Natural Resources, Ltd. 3.85% 6/1/2027	2,275	2,227
	Canadian Natural Resources, Ltd. 2.95% 7/15/2030	206	183
	Cenovus Energy, Inc. 5.375% 7/15/2025	32,721	32,734
	Cenovus Energy, Inc. 5.25% 6/15/2037	822	773
	Cenovus Energy, Inc. 5.40% 6/15/2047	12,727	11,355
	Chevron Corp. 3.078% 5/11/2050	2,419	1,601
	Chevron USA, Inc. 1.018% 8/12/2027	4,385	4,014
	Civitas Resources, Inc. 8.625% 11/1/2030[5]	4,665	4,890
	Civitas Resources, Inc. 8.75% 7/1/2031[5]	10,300	10,751
	CNX Resources Corp. 6.00% 1/15/2029[5]	1,608	1,578
	CNX Resources Corp. 7.375% 1/15/2031[5]	1,437	1,478
	CNX Resources Corp. 7.25% 3/1/2032[5]	2,935	2,999
	Columbia Pipelines Holding Co., LLC 6.544% 11/15/2053[5]	8,155	8,554
	Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[5]	8,611	8,867
	Columbia Pipelines Operating Co., LLC 6.497% 8/15/2043[5]	3,869	4,031
	ConocoPhillips Co. 4.70% 1/15/2030	15,000	14,838
	ConocoPhillips Co. 3.80% 3/15/2052	14,105	10,305
	ConocoPhillips Co. 5.30% 5/15/2053	27,401	25,373
	ConocoPhillips Co. 5.55% 3/15/2054	12,115	11,658
	ConocoPhillips Co. 5.50% 1/15/2055	17,500	16,659
	Crescent Energy Finance, LLC 9.25% 2/15/2028[5]	7,724	8,080
	Crescent Energy Finance, LLC 7.625% 4/1/2032[5]	2,725	2,713
	Diamondback Energy, Inc. 5.15% 1/30/2030	3,152	3,160
	Diamondback Energy, Inc. 5.40% 4/18/2034	3,803	3,742
	Diamondback Energy, Inc. 5.75% 4/18/2054	1,702	1,599
	Ecopetrol SA 8.625% 1/19/2029	2,000	2,123
	Ecopetrol SA 8.875% 1/13/2033	132,550	135,170
	Ecopetrol SA 8.375% 1/19/2036	1,305	1,260
	Empresa Nacional del Petroleo 5.95% 7/30/2034[5]	4,370	4,350
	Energy Transfer, LP 5.25% 7/1/2029	6,493	6,528
	Energy Transfer, LP 6.40% 12/1/2030	3,440	3,637
	Energy Transfer, LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[7,9]	2,229	2,201
	Eni SpA 5.50% 5/15/2034[5]	2,700	2,670
	Eni SpA 5.95% 5/15/2054[5]	3,401	3,268
	Enterprise Products Operating, LLC 4.95% 2/15/2035	6,581	6,372
	EOG Resources, Inc. 5.65% 12/1/2054	19,500	19,114
	EQT Corp. 7.00% 2/1/2030[7]	15,000	15,968
	Equinor ASA 3.125% 4/6/2030	22,503	20,741
	Equinor ASA 3.25% 11/18/2049	5,687	3,890
	Exxon Mobil Corp. 2.61% 10/15/2030	27,900	24,867
	Exxon Mobil Corp. 4.227% 3/19/2040	2,000	1,755
	Exxon Mobil Corp. 3.452% 4/15/2051	9,808	6,882
	GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[5]	32,400	32,020
	Harvest Midstream I, LP 7.50% 9/1/2028[5]	1,988	2,007
	Harvest Midstream I, LP 7.50% 5/15/2032[5]	2,010	2,049

The Bond Fund of America	56

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Hess Midstream Operations, LP 6.50% 6/1/2029[5]	USD2,855	$2,885
	Hilcorp Energy I, LP 5.75% 2/1/2029[5]	2,125	2,029
	Hilcorp Energy I, LP 6.25% 4/15/2032[5]	9,000	8,323
	Matador Resources Co. 6.875% 4/15/2028[5]	4,950	5,025
	Modec Finance BV 7.84% 7/15/2026[8,12]	5,000	5,027
	Murphy Oil Corp. 6.375% 7/15/2028	5,116	5,140
	Murphy Oil Corp. 5.875% 12/1/2042[7]	1,395	1,205
	Murphy Oil USA, Inc. 3.75% 2/15/2031[5]	10,160	8,965
	MV24 Capital BV 6.748% 6/1/2034[5]	1,493	1,417
	NFE Financing, LLC 12.00% 11/15/2029[5]	21,386	22,486
	NGL Energy Operating, LLC 8.375% 2/15/2032[5]	8,200	8,272
	Noble Finance II, LLC 8.00% 4/15/2030[5]	800	809
	Occidental Petroleum Corp. 5.20% 8/1/2029	27,164	26,969
	Occidental Petroleum Corp. 8.875% 7/15/2030	34,500	39,426
	Occidental Petroleum Corp. 6.125% 1/1/2031	5,698	5,834
	Occidental Petroleum Corp. 5.375% 1/1/2032	25,000	24,495
	Occidental Petroleum Corp. 5.55% 10/1/2034	7,539	7,338
	Oil & Natural Gas Corp., Ltd. 3.375% 12/5/2029	5,000	4,610
	Oleoducto Central SA 4.00% 7/14/2027	8,569	8,111
	Oleoducto Central SA 4.00% 7/14/2027[5]	4,960	4,695
	ONEOK, Inc. 5.85% 1/15/2026	432	436
	ONEOK, Inc. 5.55% 11/1/2026	1,977	2,003
	ONEOK, Inc. 5.65% 11/1/2028	11,023	11,251
	Permian Resources Operating, LLC 9.875% 7/15/2031[5]	5,600	6,162
	Permian Resources Operating, LLC 7.00% 1/15/2032[5]	4,900	4,979
	Petroleos Mexicanos 4.25% 1/15/2025	9,590	9,571
	Petroleos Mexicanos 6.875% 10/16/2025	2,000	1,995
	Petroleos Mexicanos 4.50% 1/23/2026	2,000	1,931
	Petroleos Mexicanos 6.875% 8/4/2026	212,766	209,240
	Petroleos Mexicanos 6.49% 1/23/2027	51,803	50,282
	Petroleos Mexicanos 6.50% 3/13/2027	115,773	112,021
	Petroleos Mexicanos 6.50% 1/23/2029	1,833	1,705
	Petroleos Mexicanos 8.75% 6/2/2029	161,600	162,022
	Petroleos Mexicanos 6.84% 1/23/2030	111,681	102,104
	Petroleos Mexicanos 5.95% 1/28/2031	92,845	78,480
	Petroleos Mexicanos 6.70% 2/16/2032	168,016	146,294
	Pluspetrol Camisea SA 6.24% 7/3/2036[5]	1,270	1,281
	PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027[5]	4,780	4,523
	PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	3,500	3,166
	Qatar Energy 1.375% 9/12/2026[5]	18,535	17,508
	Qatar Energy 2.25% 7/12/2031[5]	32,300	27,237
	Raizen Fuels Finance SA 6.45% 3/5/2034[5]	1,325	1,311
	Raizen Fuels Finance SA 6.95% 3/5/2054[5]	1,050	1,036
	Reliance Industries, Ltd. 4.125% 1/28/2025	8,000	7,993
	Reliance Industries, Ltd. 3.667% 11/30/2027	3,000	2,902
	Reliance Industries, Ltd. 2.875% 1/12/2032	3,000	2,552
	Reliance Industries, Ltd. 4.875% 2/10/2045	3,000	2,660
	Reliance Industries, Ltd. 3.625% 1/12/2052	2,000	1,383
	Reliance Industries, Ltd. 3.75% 1/12/2062	300	202
	Saudi Arabian Oil Co. 5.75% 7/17/2054[5]	4,629	4,337
	Seadrill Finance, Ltd. 8.375% 8/1/2030[5]	1,500	1,531
	Shell Finance US, Inc. 2.375% 11/7/2029	9,441	8,471
	Shell Finance US, Inc. 2.75% 4/6/2030	841	758
	Shell Finance US, Inc. 3.25% 4/6/2050	580	391
	Shell International Finance BV 3.875% 11/13/2028	3,279	3,187
	Shell International Finance BV 3.00% 11/26/2051	10,603	6,715
	South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027[5]	5,175	5,159
	South Bow USA Infrastructure Holdings, LLC 5.584% 10/1/2034[5]	15,861	15,437
	South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054[5]	16,079	15,586
	Southwestern Energy Co. 5.70% 1/23/2025	880	881
	Sunoco, LP 6.00% 4/15/2027	4,210	4,205
	Sunoco, LP 7.00% 9/15/2028[5]	6,715	6,875
	Sunoco, LP 4.50% 5/15/2029	5,215	4,920
	Sunoco, LP 7.25% 5/1/2032[5]	3,080	3,184
	Targa Resources Partners, LP 5.50% 3/1/2030	8,660	8,693
	Targa Resources Partners, LP 4.875% 2/1/2031	2,190	2,116
	Thaioil Treasury Center Co., Ltd. 4.625% 11/20/2028	4,252	4,095

57	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Thaioil Treasury Center Co., Ltd. 4.875% 1/23/2043	USD4,300	$3,477
	Thaioil Treasury Center Co., Ltd. 5.375% 11/20/2048	2,000	1,658
	Thaioil Treasury Center Co., Ltd. 3.50% 10/17/2049	9,000	5,470
	Thaioil Treasury Center Co., Ltd. 3.75% 6/18/2050	7,000	4,443
	TotalEnergies Capital International SA 3.461% 7/12/2049	2,600	1,835
	TotalEnergies Capital International SA 3.127% 5/29/2050	1,008	661
	TotalEnergies Capital SA 5.15% 4/5/2034	3,720	3,706
	TotalEnergies Capital SA 5.488% 4/5/2054	15,500	14,870
	TotalEnergies Capital SA 5.275% 9/10/2054	10,798	9,993
	Transportadora de Gas del Perú SA 4.25% 4/30/2028[5]	2,028	1,989
	Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[5]	22,500	19,346
	Western Midstream Operating, LP 3.10% 2/1/2025	8,964	8,955
	Western Midstream Operating, LP 4.05% 2/1/2030[7]	2,202	2,067
			1,884,149

Industrials 1.62%
	Adani Ports & Special Economic Zone, Ltd. 4.00% 7/30/2027	3,000	2,713
	Adani Ports & Special Economic Zone, Ltd. 4.375% 7/3/2029	4,000	3,446
	ADT Security Corp. 4.125% 8/1/2029[5]	3,000	2,761
	ADT Security Corp. 4.875% 7/15/2032[5]	3,000	2,756
	Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029[3,5,8,11]	73,100	72,552
	Aeropuerto Internacional de Tocumen, SA 4.00% 8/11/2041[5]	4,100	3,073
	Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[5]	3,180	2,310
	Allison Transmission, Inc. 3.75% 1/30/2031[5]	4,000	3,542
	Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.607% 9/29/2031[3,11]	84,000	83,905
	Avolon Holdings Funding, Ltd. 4.375% 5/1/2026[5]	3,500	3,464
	BAE Systems PLC 5.00% 3/26/2027[5]	9,000	9,042
	BAE Systems PLC 5.125% 3/26/2029[5]	10,346	10,374
	BAE Systems PLC 5.25% 3/26/2031[5]	3,835	3,847
	BAE Systems PLC 5.30% 3/26/2034[5]	63,992	63,840
	BAE Systems PLC 5.50% 3/26/2054[5]	671	654
	Boeing Co. (The) 2.75% 2/1/2026	85,826	83,772
	Boeing Co. (The) 2.196% 2/4/2026	43,452	42,164
	Boeing Co. (The) 2.70% 2/1/2027	11,304	10,783
	Boeing Co. (The) 5.04% 5/1/2027	40,814	40,936
	Boeing Co. (The) 6.259% 5/1/2027	40,980	41,966
	Boeing Co. (The) 3.25% 2/1/2028	49,283	46,423
	Boeing Co. (The) 3.25% 3/1/2028	10,176	9,573
	Boeing Co. (The) 6.298% 5/1/2029	55,603	57,664
	Boeing Co. (The) 5.15% 5/1/2030	38,276	37,768
	Boeing Co. (The) 3.625% 2/1/2031	3,864	3,510
	Boeing Co. (The) 6.388% 5/1/2031	39,074	40,871
	Boeing Co. (The) 3.60% 5/1/2034	6,790	5,695
	Boeing Co. (The) 6.528% 5/1/2034	5,024	5,266
	Boeing Co. (The) 5.705% 5/1/2040	8,150	7,763
	Boeing Co. (The) 3.90% 5/1/2049	1,000	699
	Boeing Co. (The) 3.75% 2/1/2050	537	367
	Boeing Co. (The) 5.805% 5/1/2050	7,193	6,701
	Boeing Co. (The) 6.858% 5/1/2054	2,958	3,147
	Boeing Co. (The) 5.93% 5/1/2060	8,500	7,884
	Boeing Co. (The) 7.008% 5/1/2064	2,187	2,323
	Burlington Northern Santa Fe, LLC 3.05% 2/15/2051	7,293	4,794
	BWX Technologies, Inc. 4.125% 6/30/2028[5]	1,675	1,570
	Canadian National Railway Co. 5.85% 11/1/2033	3,375	3,547
	Canadian National Railway Co. 4.375% 9/18/2034	11,867	11,167
	Canadian Pacific Railway Co. 1.75% 12/2/2026	5,709	5,407
	Canadian Pacific Railway Co. 3.10% 12/2/2051	39,192	25,486
	Carrier Global Corp. 2.242% 2/15/2025	1,029	1,025
	Carrier Global Corp. 2.493% 2/15/2027	1,332	1,274
	Carrier Global Corp. 2.722% 2/15/2030	12,849	11,500
	Carrier Global Corp. 2.70% 2/15/2031	1,198	1,040
	Carrier Global Corp. 5.90% 3/15/2034	4,946	5,124
	Carrier Global Corp. 3.377% 4/5/2040	15,500	11,979
	Carrier Global Corp. 3.577% 4/5/2050	135	97
	Carrier Global Corp. 6.20% 3/15/2054	2,116	2,240

The Bond Fund of America	58

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	CK Hutchison International (19) II, Ltd. 3.375% 9/6/2049	USD1,800	$1,278
	CK Hutchison International (23), Ltd. 4.75% 4/21/2028[5]	9,430	9,380
	CK Hutchison International (23), Ltd. 4.75% 4/21/2028	7,500	7,460
	CK Hutchison International (24), Ltd. 5.50% 4/26/2034[5]	5,980	6,040
	Clean Harbors, Inc. 4.875% 7/15/2027[5]	1,100	1,079
	Clean Harbors, Inc. 5.125% 7/15/2029[5]	10,000	9,609
	Clean Harbors, Inc. 6.375% 2/1/2031[5]	808	814
	Competition Team Technologies, Ltd. 4.25% 3/12/2029	3,000	2,911
	CSX Corp. 3.80% 3/1/2028	2,460	2,392
	CSX Corp. 2.40% 2/15/2030	11,598	10,310
	CSX Corp. 4.10% 11/15/2032	13,284	12,437
	CSX Corp. 5.20% 11/15/2033	7,866	7,884
	CSX Corp. 2.50% 5/15/2051	1,595	929
	CSX Corp. 4.50% 11/15/2052	27,800	23,493
	CSX Corp. 4.90% 3/15/2055	10,605	9,480
	Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[5]	1,217	1,160
	Eaton Corp. 4.15% 3/15/2033	654	615
	General Dynamics Corp. 3.50% 5/15/2025	8,025	7,998
	General Dynamics Corp. 2.25% 6/1/2031	312	267
	Honeywell International, Inc. 1.35% 6/1/2025	165	163
	Honeywell International, Inc. 1.95% 6/1/2030	19,413	16,767
	Honeywell International, Inc. 4.75% 2/1/2032	6,870	6,761
	Honeywell International, Inc. 5.00% 2/15/2033	500	498
	Honeywell International, Inc. 5.00% 3/1/2035	2,500	2,451
	Honeywell International, Inc. 5.25% 3/1/2054	1,000	937
	Honeywell International, Inc. 5.35% 3/1/2064	3,000	2,816
	Howmet Aerospace, Inc. 5.95% 2/1/2037	15,532	16,131
	Hutchison Whampoa International, Ltd. 7.45% 11/24/2033	3,000	3,441
	Icahn Enterprises, LP 6.25% 5/15/2026	6,721	6,670
	Icahn Enterprises, LP 5.25% 5/15/2027	995	943
	Ingersoll-Rand, Inc. 5.70% 8/14/2033	4,791	4,905
	Ingersoll-Rand, Inc. 5.45% 6/15/2034	5,110	5,149
	Johnson Controls International PLC 4.90% 12/1/2032	9,706	9,461
	L3Harris Technologies, Inc. 5.40% 7/31/2033	7,962	7,952
	Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[5]	2,137	2,134
	Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	455	454
	Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036	5,271	4,846
	Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036[5]	2,525	2,321
	Lockheed Martin Corp. 5.25% 1/15/2033	27,825	28,128
	Lockheed Martin Corp. 4.75% 2/15/2034	838	814
	Lockheed Martin Corp. 5.70% 11/15/2054	15,122	15,417
	Lockheed Martin Corp. 5.20% 2/15/2055	500	471
	Masco Corp. 1.50% 2/15/2028	795	717
	Masco Corp. 2.00% 2/15/2031	1,173	982
	Mexico City Airport Trust 4.25% 10/31/2026	6,200	6,076
	Mexico City Airport Trust 3.875% 4/30/2028	11,400	10,704
	Mexico City Airport Trust 3.875% 4/30/2028[5]	690	648
	Mexico City Airport Trust 5.50% 10/31/2046	3,106	2,496
	Mexico City Airport Trust 5.50% 7/31/2047	14,409	11,646
	Mexico City Airport Trust 5.50% 7/31/2047[5]	2,485	2,008
	Mileage Plus Holdings, LLC 6.50% 6/20/2027[5]	5,220	5,257
	MISC Capital Two (Labuan), Ltd. 3.625% 4/6/2025	3,000	2,985
	MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[5]	13,872	13,505
	MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027	8,000	7,788
	Norfolk Southern Corp. 5.05% 8/1/2030	10,148	10,264
	Norfolk Southern Corp. 4.45% 3/1/2033	2,194	2,094
	Norfolk Southern Corp. 5.35% 8/1/2054	10,307	9,823
	Northrop Grumman Corp. 2.93% 1/15/2025	15,040	15,028
	Northrop Grumman Corp. 4.70% 3/15/2033	17,303	16,780
	Northrop Grumman Corp. 4.95% 3/15/2053	5,032	4,501
	Otis Worldwide Corp. 2.056% 4/5/2025	21,882	21,716
	Pitney Bowes, Inc. 6.875% 3/15/2027[5]	6,000	5,999
	Prime Security Services Borrower, LLC 5.75% 4/15/2026[5]	2,000	2,001
	Prime Security Services Borrower, LLC 3.375% 8/31/2027[5]	3,100	2,902
	Republic Services, Inc. 2.375% 3/15/2033	1,252	1,015
	Reworld Holding Corp., Term Loan B, (3-month USD CME Term SOFR + 2.50%) 7.024% 11/30/2028[3,11]	6,405	6,425

59	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Reworld Holding Corp., Term Loan C, (1-month USD CME Term SOFR + 2.50%) 7.847% 11/30/2028[3,11]	USD351	$352
	Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[5]	1,511	1,582
	RTX Corp. 3.95% 8/16/2025	17,415	17,339
	RTX Corp. 5.75% 11/8/2026	4,000	4,074
	RTX Corp. 3.125% 5/4/2027	1,000	966
	RTX Corp. 4.125% 11/16/2028	6,320	6,155
	RTX Corp. 5.75% 1/15/2029	3,000	3,098
	RTX Corp. 6.00% 3/15/2031	2,833	2,973
	RTX Corp. 1.90% 9/1/2031	2,488	2,037
	RTX Corp. 2.375% 3/15/2032	7,474	6,211
	RTX Corp. 5.15% 2/27/2033	428	425
	RTX Corp. 6.10% 3/15/2034	5,664	5,967
	RTX Corp. 4.50% 6/1/2042	1,375	1,188
	RTX Corp. 2.82% 9/1/2051	1,750	1,061
	RTX Corp. 3.03% 3/15/2052	7,000	4,431
	RTX Corp. 5.375% 2/27/2053	3,194	3,036
	RTX Corp. 6.40% 3/15/2054	5,611	6,109
	Rutas 2 & 7 Finance, Ltd. 0% 9/30/2036[5]	1,436	1,020
	Sats Treasury Pte., Ltd. 4.828% 1/23/2029	10,360	10,288
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[5]	15,000	16,076
	STE TransCore Holdings, Inc. 3.375% 5/5/2027[12]	3,000	2,915
	Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031[5]	10,355	8,747
	Texas Combined Tirz I, LLC 0% 12/7/2062[5,8]	3,400	3,400
	Triton Container International, Ltd. 3.15% 6/15/2031[5]	15,346	13,061
	TSMC Arizona Corp. 4.25% 4/22/2032	8,000	7,671
	TSMC Arizona Corp. 3.125% 10/25/2041	5,000	3,826
	TSMC Arizona Corp. 3.25% 10/25/2051	11,000	7,911
	Union Pacific Corp. 3.75% 7/15/2025	2,230	2,220
	Union Pacific Corp. 2.15% 2/5/2027	4,740	4,521
	Union Pacific Corp. 2.375% 5/20/2031	22,125	19,108
	Union Pacific Corp. 2.80% 2/14/2032	13,019	11,295
	Union Pacific Corp. 2.891% 4/6/2036	6,702	5,409
	Union Pacific Corp. 4.30% 3/1/2049	1,367	1,128
	Union Pacific Corp. 3.25% 2/5/2050	26,498	18,093
	Union Pacific Corp. 2.95% 3/10/2052	7,553	4,773
	Union Pacific Corp. 3.50% 2/14/2053	4,558	3,214
	Veralto Corp. 5.35% 9/18/2028	20,750	21,024
	Veralto Corp. 5.45% 9/18/2033	3,000	3,012
	Waste Management, Inc. 4.15% 4/15/2032	1,103	1,043
	WESCO Distribution, Inc. 7.25% 6/15/2028[5]	4,355	4,432
			1,469,521

Communication services 1.08%
	América Móvil, SAB de CV 9.50% 1/27/2031	MXN117,330	5,298
	AT&T, Inc. 1.70% 3/25/2026	USD1,667	1,608
	AT&T, Inc. 2.30% 6/1/2027	5,860	5,532
	AT&T, Inc. 1.65% 2/1/2028	8,661	7,878
	AT&T, Inc. 4.35% 3/1/2029	20,241	19,813
	AT&T, Inc. 4.30% 2/15/2030	53,715	52,041
	AT&T, Inc. 2.75% 6/1/2031	34,105	29,681
	AT&T, Inc. 2.25% 2/1/2032	17,355	14,355
	AT&T, Inc. 2.55% 12/1/2033	17,599	14,183
	AT&T, Inc. 5.40% 2/15/2034	9,532	9,574
	AT&T, Inc. 3.50% 9/15/2053	37,939	25,570
	Axiata SPV2 Berhad 2.163% 8/19/2030	4,883	4,165
	Bharti Airtel, Ltd. 4.375% 6/10/2025	3,000	2,989
	Carnival Holdings Bermuda, Ltd. 10.375% 5/1/2028[5]	4,000	4,264
	CCO Holdings, LLC 5.375% 6/1/2029[5]	2,700	2,585
	CCO Holdings, LLC 4.75% 3/1/2030[5]	9,665	8,837
	CCO Holdings, LLC 4.50% 8/15/2030[5]	18,675	16,785
	CCO Holdings, LLC 4.75% 2/1/2032[5]	8,000	7,030
	CCO Holdings, LLC 4.50% 5/1/2032	3,545	3,053
	CCO Holdings, LLC 4.50% 6/1/2033[5]	1,680	1,415
	CCO Holdings, LLC 4.25% 1/15/2034[5]	21,825	17,732
	Charter Communications Operating, LLC 4.20% 3/15/2028	10,000	9,671
	Charter Communications Operating, LLC 6.10% 6/1/2029	10,275	10,478

The Bond Fund of America	60

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	Charter Communications Operating, LLC 2.80% 4/1/2031	USD26,075	$22,000
	Charter Communications Operating, LLC 2.30% 2/1/2032	7,463	5,913
	Charter Communications Operating, LLC 4.40% 4/1/2033	5,000	4,469
	Charter Communications Operating, LLC 6.484% 10/23/2045	6,850	6,481
	Charter Communications Operating, LLC 5.125% 7/1/2049	5,900	4,625
	Charter Communications Operating, LLC 4.80% 3/1/2050	5,000	3,761
	Charter Communications Operating, LLC 3.70% 4/1/2051	7,400	4,627
	Charter Communications Operating, LLC 5.25% 4/1/2053	15,380	12,443
	Comcast Corp. 2.65% 2/1/2030	20,000	17,922
	Comcast Corp. 4.80% 5/15/2033	19,907	19,345
	Comcast Corp. 5.30% 6/1/2034	27,653	27,633
	Comcast Corp. 3.75% 4/1/2040	8,930	7,189
	Comcast Corp. 2.887% 11/1/2051	4,558	2,744
	Comcast Corp. 5.65% 6/1/2054	22,881	22,136
	CSC Holdings, LLC 5.375% 2/1/2028[5]	4,850	4,189
	Diamond Sports Group, LLC 5.375% 8/15/2026[5,10]	3,500	18
	Diamond Sports Group, LLC, Term Loan, 5.00% 3/3/2025[11,13]	201	220
	DIRECTV Financing, LLC 5.875% 8/15/2027[5]	8,750	8,534
	DISH Network Corp. 11.75% 11/15/2027[5]	14,925	15,826
	Frontier Communications Holdings, LLC 6.00% 1/15/2030[5]	2,000	1,998
	Gray Television, Inc. 10.50% 7/15/2029[5]	8,500	8,509
	Gray Television, Inc. 4.75% 10/15/2030[5]	6,535	3,570
	Gray Television, Inc. 5.375% 11/15/2031[5]	3,786	2,023
	Level 3 Financing, Inc. 3.75% 7/15/2029[5]	3,053	2,376
	Netflix, Inc. 4.875% 4/15/2028	8,125	8,162
	Netflix, Inc. 5.875% 11/15/2028	11,822	12,257
	Netflix, Inc. 6.375% 5/15/2029	10,060	10,668
	Netflix, Inc. 5.375% 11/15/2029[5]	3,244	3,309
	Netflix, Inc. 4.875% 6/15/2030[5]	53	53
	Netflix, Inc. 4.90% 8/15/2034	9,078	8,895
	Netflix, Inc. 5.40% 8/15/2054	2,003	1,950
	News Corp. 3.875% 5/15/2029[5]	6,000	5,571
	News Corp. 5.125% 2/15/2032[5]	8,175	7,722
	SBA Tower Trust 1.631% 11/15/2026[5]	62,772	58,867
	Singapore Telecommunications, Ltd. 7.375% 12/1/2031	5,000	5,671
	Sirius XM Radio, LLC 4.00% 7/15/2028[5]	4,300	3,967
	Sirius XM Radio, LLC 4.125% 7/1/2030[5]	8,000	6,992
	Sirius XM Radio, LLC 3.875% 9/1/2031[5]	5,000	4,190
	Stagwell Global, LLC 5.625% 8/15/2029[5]	3,500	3,337
	TEGNA, Inc. 5.00% 9/15/2029	8,500	7,959
	Tencent Holdings, Ltd. 3.595% 1/19/2028	7,500	7,226
	Tencent Holdings, Ltd. 2.39% 6/3/2030[5]	10,000	8,738
	Tencent Holdings, Ltd. 3.68% 4/22/2041	794	621
	Tencent Holdings, Ltd. 3.24% 6/3/2050[5]	9,870	6,558
	Tencent Holdings, Ltd. 3.29% 6/3/2060[5]	5,000	3,113
	T-Mobile USA, Inc. 3.50% 4/15/2025	6,550	6,521
	T-Mobile USA, Inc. 3.75% 4/15/2027	10,000	9,772
	T-Mobile USA, Inc. 2.05% 2/15/2028	221	203
	T-Mobile USA, Inc. 4.85% 1/15/2029	20,000	19,894
	T-Mobile USA, Inc. 3.875% 4/15/2030	16,475	15,511
	T-Mobile USA, Inc. 2.55% 2/15/2031	12,500	10,757
	T-Mobile USA, Inc. 2.875% 2/15/2031	15,000	13,200
	T-Mobile USA, Inc. 3.50% 4/15/2031	10,000	9,076
	T-Mobile USA, Inc. 2.70% 3/15/2032	429	363
	T-Mobile USA, Inc. 5.05% 7/15/2033	5,372	5,262
	T-Mobile USA, Inc. 5.75% 1/15/2034	5,230	5,364
	T-Mobile USA, Inc. 5.15% 4/15/2034	8,561	8,426
	T-Mobile USA, Inc. 3.00% 2/15/2041	7,890	5,631
	T-Mobile USA, Inc. 3.40% 10/15/2052	33,239	22,190
	T-Mobile USA, Inc. 6.00% 6/15/2054	2,131	2,162
	T-Mobile USA, Inc. 5.50% 1/15/2055	1,908	1,802
	Verizon Communications, Inc. 3.875% 2/8/2029	183	177
	Verizon Communications, Inc. 4.016% 12/3/2029	175	168
	Verizon Communications, Inc. 1.68% 10/30/2030	3,445	2,866
	Verizon Communications, Inc. 1.75% 1/20/2031	18,894	15,577
	Verizon Communications, Inc. 2.355% 3/15/2032	330	274
	Verizon Communications, Inc. 4.78% 2/15/2035[5]	10,439	9,942

61	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	Verizon Communications, Inc. 2.65% 11/20/2040	USD12,342	$8,445
	Verizon Communications, Inc. 3.40% 3/22/2041	3,500	2,649
	Verizon Communications, Inc. 2.85% 9/3/2041	9,116	6,308
	Verizon Communications, Inc. 2.875% 11/20/2050	4,818	2,962
	Verizon Communications, Inc. 3.55% 3/22/2051	10,000	7,073
	Verizon Communications, Inc. 3.875% 3/1/2052	10,000	7,390
	Verizon Communications, Inc. 5.50% 2/23/2054	2,965	2,840
	Verizon Communications, Inc. 2.987% 10/30/2056	30,104	17,871
	Virgin Media Secured Finance PLC 5.50% 5/15/2029[5]	5,000	4,695
	Virgin Media Secured Finance PLC 4.50% 8/15/2030[5]	500	432
	VMED O2 UK Financing I PLC 4.25% 1/31/2031[5]	5,475	4,680
	Vodafone Group PLC 4.25% 9/17/2050	14,575	11,322
	VZ Secured Financing BV 5.00% 1/15/2032[5]	2,000	1,772
	WarnerMedia Holdings, Inc. 3.638% 3/15/2025	19,418	19,357
	WarnerMedia Holdings, Inc. 3.755% 3/15/2027	41,500	39,990
	WMG Acquisition Corp. 3.75% 12/1/2029[5]	5,000	4,611
	Ziggo BV 4.875% 1/15/2030[5]	6,000	5,524
	ZipRecruiter, Inc. 5.00% 1/15/2030[5]	6,000	5,412
			977,385

Real estate 1.02%
	Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	231	228
	Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	100	97
	Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,980	1,774
	American Tower Corp. 3.65% 3/15/2027	427	417
	American Tower Corp. 2.70% 4/15/2031	5,000	4,320
	Boston Properties, LP 2.90% 3/15/2030	68,683	60,783
	Boston Properties, LP 3.25% 1/30/2031	24,747	21,774
	Boston Properties, LP 2.55% 4/1/2032	70,663	57,243
	Boston Properties, LP 2.45% 10/1/2033	35,301	27,222
	Boston Properties, LP 6.50% 1/15/2034	76,062	79,752
	Boston Properties, LP 5.75% 1/15/2035	89,728	88,026
	COPT Defense Properties, LP 2.25% 3/15/2026	9,530	9,228
	Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[5]	2,490	2,151
	Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031	2,000	1,728
	Crown Castle, Inc. 5.00% 1/11/2028	14,069	14,063
	Crown Castle, Inc. 5.80% 3/1/2034	11,174	11,390
	Equinix Europe 2 Financing Corp., LLC 3.25% 3/15/2031	EUR10,000	10,329
	Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	USD54,114	54,348
	Equinix, Inc. 2.90% 11/18/2026	9,236	8,922
	Equinix, Inc. 1.55% 3/15/2028	4,566	4,117
	Equinix, Inc. 2.00% 5/15/2028	1,318	1,200
	Equinix, Inc. 3.20% 11/18/2029	4,667	4,294
	Equinix, Inc. 2.15% 7/15/2030	2,678	2,306
	Equinix, Inc. 2.50% 5/15/2031	2,800	2,395
	Equinix, Inc. 3.90% 4/15/2032	933	860
	Equinix, Inc. 3.40% 2/15/2052	3,120	2,125
	ERP Operating, LP 4.65% 9/15/2034	11,223	10,654
	FibraSOMA 4.375% 7/22/2031[5]	8,260	6,936
	FibraSOMA 4.375% 7/22/2031	5,000	4,198
	Fideicomiso Fibra Uno 5.25% 1/30/2026	11,166	11,141
	Fideicomiso Fibra Uno 4.869% 1/15/2030	2,000	1,813
	Forestar Group, Inc. 3.85% 5/15/2026[5]	3,815	3,718
	Forestar Group, Inc. 5.00% 3/1/2028[5]	2,000	1,933
	Host Hotels & Resorts, LP 5.70% 7/1/2034	22,000	21,977
	Howard Hughes Corp. (The) 5.375% 8/1/2028[5]	12,580	12,237
	Howard Hughes Corp. (The) 4.125% 2/1/2029[5]	21,700	20,068
	Howard Hughes Corp. (The) 4.375% 2/1/2031[5]	23,920	21,555
	Iron Mountain, Inc. 5.25% 3/15/2028[5]	9,459	9,260
	Iron Mountain, Inc. 4.875% 9/15/2029[5]	8,367	7,958
	Iron Mountain, Inc. 5.25% 7/15/2030[5]	7,950	7,595
	Iron Mountain, Inc. 6.25% 1/15/2033[5]	35,650	35,531
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	2,325	2,112
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	5,870	5,159
	Kilroy Realty, LP 6.25% 1/15/2036	5,860	5,817
	Kimco Realty OP, LLC 3.30% 2/1/2025	5,000	4,992
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[5]	34,184	35,174

The Bond Fund of America	62

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
	MPT Operating Partnership, LP 3.50% 3/15/2031	USD13,000	$8,204
	Prologis, LP 4.75% 6/15/2033	1,726	1,671
	Prologis, LP 5.125% 1/15/2034	40,000	39,438
	Prologis, LP 5.00% 3/15/2034	2,625	2,565
	Prologis, LP 5.00% 1/31/2035	30,267	29,507
	Prologis, LP 5.25% 6/15/2053	426	398
	Prologis, LP 5.25% 3/15/2054	235	219
	Public Storage Operating Co. (USD-SOFR Index + 0.70%) 5.954% 4/16/2027[3]	12,000	12,064
	Public Storage Operating Co. 1.95% 11/9/2028	721	649
	Public Storage Operating Co. 2.30% 5/1/2031	10,318	8,817
	Public Storage Operating Co. 5.10% 8/1/2033	2,798	2,787
	Scentre Group Trust 1 3.50% 2/12/2025[5]	5,950	5,937
	Service Properties Trust 5.50% 12/15/2027	5,000	4,699
	Service Properties Trust 3.95% 1/15/2028	100	84
	Service Properties Trust 8.625% 11/15/2031[5]	39,925	41,729
	Sun Communities Operating, LP 2.30% 11/1/2028	419	378
	Sun Communities Operating, LP 2.70% 7/15/2031	1,537	1,293
	Sun Communities Operating, LP 4.20% 4/15/2032	541	494
	VICI Properties, LP 4.375% 5/15/2025	4,312	4,304
	VICI Properties, LP 4.625% 6/15/2025[5]	2,975	2,968
	VICI Properties, LP 4.25% 12/1/2026[5]	5,700	5,609
	VICI Properties, LP 4.75% 2/15/2028	8,236	8,173
	VICI Properties, LP 3.875% 2/15/2029[5]	2,835	2,673
	VICI Properties, LP 4.625% 12/1/2029[5]	715	686
	VICI Properties, LP 4.95% 2/15/2030	7,493	7,350
	VICI Properties, LP 4.125% 8/15/2030[5]	2,500	2,325
	VICI Properties, LP 5.125% 5/15/2032	26,299	25,626
	WEA Finance, LLC 3.50% 6/15/2029[5]	6,247	5,767
			927,334

Consumer staples 0.80%
	Albertsons Companies, Inc. 3.50% 3/15/2029[5]	8,727	7,951
	Altria Group, Inc. 4.40% 2/14/2026	7,655	7,621
	Altria Group, Inc. 3.40% 5/6/2030	1,272	1,168
	Altria Group, Inc. 4.50% 5/2/2043	100	82
	Anheuser-Busch Companies, LLC 4.70% 2/1/2036	17,560	16,671
	Anheuser-Busch Companies, LLC 4.90% 2/1/2046	4,555	4,148
	Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	32,545	32,553
	Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	1,500	1,483
	Anheuser-Busch InBev Worldwide, Inc. 5.45% 1/23/2039	10,000	10,033
	Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	2,000	1,970
	BAT Capital Corp. 3.215% 9/6/2026	8,750	8,535
	BAT Capital Corp. 3.557% 8/15/2027	43,532	42,135
	BAT Capital Corp. 2.259% 3/25/2028	13,732	12,620
	BAT Capital Corp. 6.343% 8/2/2030	38,099	40,076
	BAT Capital Corp. 5.834% 2/20/2031	4,243	4,339
	BAT Capital Corp. 2.726% 3/25/2031	1,768	1,527
	BAT Capital Corp. 6.421% 8/2/2033	32,255	34,107
	BAT Capital Corp. 4.39% 8/15/2037	5,000	4,317
	BAT Capital Corp. 4.54% 8/15/2047	5,656	4,466
	BAT Capital Corp. 4.758% 9/6/2049	3,873	3,140
	BAT International Finance PLC 3.95% 6/15/2025[5]	200	199
	BAT International Finance PLC 4.448% 3/16/2028	18,500	18,208
	Campbell’s Co. (The) 5.20% 3/21/2029	5,450	5,506
	Campbell’s Co. (The) 5.40% 3/21/2034	4,013	3,996
	Campbell’s Co. (The) 4.75% 3/23/2035	14,056	13,261
	Central Garden & Pet Co. 4.125% 10/15/2030	1,325	1,191
	CK Hutchison International (20), Ltd. 3.375% 5/8/2050	3,200	2,261
	Coca-Cola Co. 5.00% 5/13/2034	25,263	25,278
	Coca-Cola Co. 4.65% 8/14/2034	11,210	10,907
	Coca-Cola Co. 5.30% 5/13/2054	3,420	3,302
	Coca-Cola Co. 5.20% 1/14/2055	6,670	6,340
	Coca-Cola Co. 5.40% 5/13/2064	7,460	7,187
	Conagra Brands, Inc. 4.60% 11/1/2025	6,110	6,110
	Conagra Brands, Inc. 1.375% 11/1/2027	527	479
	Constellation Brands, Inc. 2.875% 5/1/2030	11,545	10,337
	Constellation Brands, Inc. 2.25% 8/1/2031	5,951	4,955

63	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
	Constellation Brands, Inc. 4.75% 5/9/2032	USD12,733	$12,256
	Constellation Brands, Inc. 4.90% 5/1/2033	19,120	18,472
	Constellation Brands, Inc. 4.10% 2/15/2048	1,000	777
	Coty, Inc. 4.75% 1/15/2029[5]	3,392	3,236
	Coty, Inc. 6.625% 7/15/2030[5]	13,656	13,892
	Darling Ingredients, Inc. 5.25% 4/15/2027[5]	6,000	5,932
	Darling Ingredients, Inc. 6.00% 6/15/2030[5]	755	745
	Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	11,570	10,260
	Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	9,185	7,536
	Indofood CBP Sukses Makmur Tbk PT 4.805% 4/27/2052	809	667
	InRetail Consumer 3.25% 3/22/2028[5]	5,400	4,959
	InRetail Consumer 3.25% 3/22/2028	2,000	1,837
	JBS USA Holding Lux SARL 2.50% 1/15/2027	26,124	24,830
	JBS USA Holding Lux SARL 3.00% 2/2/2029	6,583	6,010
	Keurig Dr Pepper, Inc. 4.417% 5/25/2025	1,028	1,026
	Keurig Dr Pepper, Inc. 3.20% 5/1/2030	2,557	2,340
	Nestle Holdings, Inc. 1.875% 9/14/2031[5]	884	732
	PepsiCo, Inc. 1.625% 5/1/2030	588	502
	PepsiCo, Inc. 1.40% 2/25/2031	666	544
	Philip Morris International, Inc. 5.00% 11/17/2025	30,000	30,127
	Philip Morris International, Inc. 4.875% 2/13/2026	17,505	17,559
	Philip Morris International, Inc. 5.125% 11/17/2027	15,175	15,362
	Philip Morris International, Inc. 5.25% 9/7/2028	20,000	20,309
	Philip Morris International, Inc. 3.375% 8/15/2029	780	733
	Philip Morris International, Inc. 5.625% 11/17/2029	15,392	15,860
	Philip Morris International, Inc. 2.10% 5/1/2030	3,718	3,216
	Philip Morris International, Inc. 5.50% 9/7/2030	12,600	12,905
	Philip Morris International, Inc. 1.75% 11/1/2030	4,207	3,517
	Philip Morris International, Inc. 5.125% 2/13/2031	12,157	12,163
	Philip Morris International, Inc. 4.75% 11/1/2031	6,696	6,552
	Philip Morris International, Inc. 5.75% 11/17/2032	6,401	6,585
	Philip Morris International, Inc. 5.25% 2/13/2034	8,905	8,806
	Philip Morris International, Inc. 4.125% 3/4/2043	108	88
	Philip Morris International, Inc. 4.25% 11/10/2044	106	87
	Post Holdings, Inc. 6.25% 2/15/2032[5]	2,162	2,149
	Procter & Gamble Co. 0.55% 10/29/2025	4,261	4,130
	Procter & Gamble Co. 1.00% 4/23/2026	1,229	1,179
	Procter & Gamble Co. 3.95% 1/26/2028	18,289	18,068
	Procter & Gamble Co. 3.00% 3/25/2030	1,183	1,091
	Procter & Gamble Co. 1.20% 10/29/2030	4,005	3,307
	Procter & Gamble Co. 4.55% 10/24/2034	7,000	6,850
	Reynolds American, Inc. 4.45% 6/12/2025	3,478	3,469
	Reynolds American, Inc. 4.75% 11/1/2042	2,500	1,986
	Target Corp. 4.50% 9/15/2034	32,012	30,444
	US Foods, Inc. 5.75% 4/15/2033[5]	3,140	3,059
	Walmart, Inc. 4.10% 4/15/2033	9,966	9,499
	Walmart, Inc. 4.50% 4/15/2053	11,190	9,744
			723,856

Materials 0.60%
	Air Products and Chemicals, Inc. 2.70% 5/15/2040	11,472	8,191
	Alpek, SAB de CV 3.25% 2/25/2031[5]	5,000	4,211
	Berry Plastics Corp. 4.875% 7/15/2026[5]	9,875	9,843
	BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	6,511	6,364
	Braskem Netherlands Finance BV 4.50% 1/10/2028	1,777	1,627
	Braskem Netherlands Finance BV 4.50% 1/31/2030[5]	4,600	3,898
	Braskem Netherlands Finance BV 4.50% 1/31/2030	1,180	1,000
	Braskem Netherlands Finance BV 8.50% 1/12/2031[5]	1,235	1,239
	Braskem Netherlands Finance BV 8.50% 1/12/2031	1,043	1,047
	Braskem Netherlands Finance BV 7.25% 2/13/2033[5]	1,765	1,633
	Braskem Netherlands Finance BV 5.875% 1/31/2050[5]	4,000	2,744
	Celanese US Holdings, LLC 6.165% 7/15/2027	118,250	120,052
	Celanese US Holdings, LLC 6.60% 11/15/2028	63,122	64,689
	Celanese US Holdings, LLC 6.33% 7/15/2029	30,422	31,061
	Celanese US Holdings, LLC 6.80% 11/15/2030	29,839	30,902
	Celanese US Holdings, LLC 6.379% 7/15/2032	5,762	5,856
	Celanese US Holdings, LLC 6.95% 11/15/2033	6,824	7,086

The Bond Fund of America	64

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	Cleveland-Cliffs, Inc. 4.625% 3/1/2029[5]	USD4,175	$3,898
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[5]	10,825	9,725
	Consolidated Energy Finance SA 12.00% 2/15/2031[5]	10,000	9,611
	CROWN Americas, LLC 4.25% 9/30/2026	4,000	3,917
	Dow Chemical Co. (The) 4.55% 11/30/2025	33	33
	Dow Chemical Co. (The) 5.15% 2/15/2034	12,938	12,659
	Dow Chemical Co. (The) 5.55% 11/30/2048	6,500	6,105
	Dow Chemical Co. (The) 4.80% 5/15/2049	10,493	8,835
	Dow Chemical Co. (The) 3.60% 11/15/2050	2,184	1,501
	Dow Chemical Co. (The) 5.60% 2/15/2054	1,734	1,642
	EIDP, Inc. 4.50% 5/15/2026	9,028	9,024
	Fresnillo PLC 4.25% 10/2/2050[5]	9,516	6,787
	GC Treasury Center Co., Ltd. 2.98% 3/18/2031	6,000	5,117
	GC Treasury Center Co., Ltd. 4.40% 3/30/2032	8,000	7,324
	GC Treasury Center Co., Ltd. 4.30% 3/18/2051	1,500	1,108
	Graphic Packaging International, LLC 3.50% 3/15/2028[5]	8,000	7,519
	International Flavors & Fragrances, Inc. 1.23% 10/1/2025[5]	4,262	4,145
	International Flavors & Fragrances, Inc. 1.832% 10/15/2027[5]	664	610
	International Flavors & Fragrances, Inc. 2.30% 11/1/2030[5]	2,895	2,460
	International Flavors & Fragrances, Inc. 3.268% 11/15/2040[5]	9,022	6,452
	International Flavors & Fragrances, Inc. 3.468% 12/1/2050[5]	4,225	2,770
	Linde, Inc. 2.00% 8/10/2050	1,139	594
	Methanex Corp. 5.125% 10/15/2027	13,150	12,879
	Methanex Corp. 5.25% 12/15/2029	1,125	1,085
	Mineral Resources, Ltd. 8.00% 11/1/2027[5]	5,475	5,604
	Mineral Resources, Ltd. 9.25% 10/1/2028[5]	7,085	7,442
	NOVA Chemicals Corp. 5.25% 6/1/2027[5]	7,500	7,296
	NOVA Chemicals Corp. 8.50% 11/15/2028[5]	1,490	1,580
	NOVA Chemicals Corp. 4.25% 5/15/2029[5]	5,535	5,012
	NOVA Chemicals Corp. 9.00% 2/15/2030[5]	7,205	7,609
	Nutrien, Ltd. 5.40% 6/21/2034	6,000	5,965
	OCI NV 6.70% 3/16/2033[5]	9,249	9,330
	Olin Corp. 5.625% 8/1/2029	2,500	2,433
	Orbia Advance Corp, SAB de CV 2.875% 5/11/2031	7,000	5,755
	POSCO 5.75% 1/17/2028[5]	5,195	5,289
	POSCO 5.875% 1/17/2033[5]	630	647
	POSCO Holdings, Inc. 4.875% 1/23/2027[5]	9,040	9,025
	PT Freeport Indonesia 4.763% 4/14/2027	13,000	12,888
	PT Freeport Indonesia 6.20% 4/14/2052	3,200	3,168
	PT Krakatau Posco 6.375% 6/11/2027	6,000	6,022
	PT Krakatau Posco 6.375% 6/11/2029	6,000	5,998
	Silgan Holdings, Inc. 4.125% 2/1/2028	2,500	2,388
	Suzano Austria gmbh 3.75% 1/15/2031	6,660	5,882
	Suzano Austria gmbh 3.125% 1/15/2032	3,000	2,491
	Tronox, Inc. 4.625% 3/15/2029[5]	6,000	5,392
	Westlake Corp. 5.00% 8/15/2046	5,265	4,592
	Westlake Corp. 4.375% 11/15/2047	1,110	879
			549,930

Information technology 0.54%
	Accenture Capital, Inc. 4.05% 10/4/2029	1,850	1,796
	Accenture Capital, Inc. 4.50% 10/4/2034	15,969	15,182
	Amphenol Corp. 5.375% 11/15/2054	5,340	5,081
	Analog Devices, Inc. 1.70% 10/1/2028	4,539	4,076
	Analog Devices, Inc. 2.10% 10/1/2031	14,846	12,441
	Analog Devices, Inc. 5.05% 4/1/2034	20,445	20,435
	Analog Devices, Inc. 2.80% 10/1/2041	2,973	2,105
	Analog Devices, Inc. 2.95% 10/1/2051	18,184	11,556
	Analog Devices, Inc. 5.30% 4/1/2054	5,160	4,921
	Broadcom Corp. 3.875% 1/15/2027	6,617	6,515
	Broadcom, Inc. 5.05% 7/12/2027	15,000	15,145
	Broadcom, Inc. 4.00% 4/15/2029[5]	3,178	3,059
	Broadcom, Inc. 4.15% 11/15/2030	6,522	6,243
	Broadcom, Inc. 4.15% 4/15/2032[5]	346	325
	Broadcom, Inc. 3.469% 4/15/2034[5]	44,180	38,309
	Broadcom, Inc. 4.80% 10/15/2034	8,526	8,232
	Broadcom, Inc. 3.137% 11/15/2035[5]	2,092	1,709

65	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
	Broadcom, Inc. 3.187% 11/15/2036[5]	USD6,007	$4,841
	Broadcom, Inc. 4.926% 5/15/2037[5]	12,923	12,300
	Cisco Systems, Inc. 4.95% 2/26/2031	14,875	14,932
	Cisco Systems, Inc. 5.05% 2/26/2034	44,610	44,467
	Cisco Systems, Inc. 5.30% 2/26/2054	5,831	5,672
	Imola Merger Corp. 4.75% 5/15/2029[5]	2,500	2,373
	Lenovo Group, Ltd. 3.421% 11/2/2030	4,000	3,597
	Lenovo Group, Ltd. 6.536% 7/27/2032	3,000	3,154
	Microchip Technology, Inc. 4.90% 3/15/2028	11,349	11,312
	Microchip Technology, Inc. 5.05% 3/15/2029	26,050	26,007
	Microchip Technology, Inc. 5.05% 2/15/2030	15,358	15,256
	NCR Atleos Corp. 9.50% 4/1/2029[5]	9,383	10,174
	Open Text Corp. 3.875% 2/15/2028[5]	6,500	6,129
	Oracle Corp. 3.60% 4/1/2050	34,960	24,513
	Roper Technologies, Inc. 4.90% 10/15/2034	12,931	12,444
	ServiceNow, Inc. 1.40% 9/1/2030	28,143	23,397
	SK hynix, Inc. 1.50% 1/19/2026[5]	19,275	18,594
	SK hynix, Inc. 1.50% 1/19/2026	8,142	7,854
	SK hynix, Inc. 6.375% 1/17/2028[5]	10,000	10,319
	SK hynix, Inc. 6.375% 1/17/2028	4,000	4,128
	SK hynix, Inc. 2.375% 1/19/2031	5,000	4,195
	SK hynix, Inc. 2.375% 1/19/2031[5]	4,830	4,052
	SK hynix, Inc. 6.50% 1/17/2033	1,000	1,058
	Texas Instruments, Inc. 4.60% 2/8/2029	3,968	3,958
	Texas Instruments, Inc. 4.85% 2/8/2034	6,252	6,151
	TSMC Global, Ltd. 0.75% 9/28/2025	10,000	9,717
	TSMC Global, Ltd. 1.25% 4/23/2026	10,000	9,561
	TSMC Global, Ltd. 1.00% 9/28/2027	10,000	9,062
	TSMC Global, Ltd. 1.75% 4/23/2028	5,000	4,525
	TSMC Global, Ltd. 2.25% 4/23/2031	11,000	9,381
	UKG, Inc. 6.875% 2/1/2031[5]	3,250	3,301
	Unisys Corp. 6.875% 11/1/2027[5]	1,700	1,658
	Xerox Holdings Corp. 5.50% 8/15/2028[5]	6,000	5,153
			490,365
	Total corporate bonds, notes & loans		23,420,979
U.S. Treasury bonds & notes 23.01%
U.S. Treasury 22.59%
	U.S. Treasury 1.125% 2/28/2025	125,000	124,390
	U.S. Treasury 2.75% 2/28/2025[4]	384,901	384,006
	U.S. Treasury 4.625% 2/28/2025	250,823	250,935
	U.S. Treasury 3.875% 3/31/2025	243,233	242,996
	U.S. Treasury 3.875% 4/30/2025	195,000	194,726
	U.S. Treasury 0.25% 5/31/2025	1,000	984
	U.S. Treasury 4.25% 5/31/2025	199,607	199,592
	U.S. Treasury 4.625% 6/30/2025	127,975	128,297
	U.S. Treasury 3.00% 7/15/2025	23,070	22,924
	U.S. Treasury 4.75% 7/31/2025	3,135	3,144
	U.S. Treasury 3.125% 8/15/2025	200	199
	U.S. Treasury 5.00% 8/31/2025	50,924	51,175
	U.S. Treasury 0.25% 9/30/2025	35,000	33,984
	U.S. Treasury 3.00% 9/30/2025	380	377
	U.S. Treasury 5.00% 9/30/2025	53,000	53,284
	U.S. Treasury 0.25% 10/31/2025	12,000	11,616
	U.S. Treasury 3.00% 10/31/2025	1,058	1,048
	U.S. Treasury 2.25% 11/15/2025	40,000	39,322
	U.S. Treasury 4.50% 11/15/2025	74,699	74,854
	U.S. Treasury 0.375% 11/30/2025	512,200	494,673
	U.S. Treasury 4.875% 11/30/2025	25,000	25,139
	U.S. Treasury 4.00% 12/15/2025	161,001	160,736
	U.S. Treasury 0.375% 12/31/2025	50,000	48,150
	U.S. Treasury 2.625% 12/31/2025	822	809
	U.S. Treasury 3.875% 1/15/2026	52,870	52,705
	U.S. Treasury 0.375% 1/31/2026	158,331	151,935
	U.S. Treasury 4.25% 1/31/2026	790,000	790,216
	U.S. Treasury 0.50% 2/28/2026	150	144
	U.S. Treasury 4.50% 3/31/2026	135,000	135,398

The Bond Fund of America	66

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 3.75% 4/15/2026	USD355	$353
	U.S. Treasury 0.75% 4/30/2026	63,780	60,939
	U.S. Treasury 4.875% 4/30/2026	263,000	265,124
	U.S. Treasury 0.75% 5/31/2026	1,245	1,186
	U.S. Treasury 0.875% 6/30/2026	82,180	78,227
	U.S. Treasury 4.50% 7/15/2026	138,371	138,900
	U.S. Treasury 4.375% 7/31/2026[4]	1,418,439	1,421,256
	U.S. Treasury 3.75% 8/31/2026	502,547	498,691
	U.S. Treasury 4.625% 9/15/2026	134,603	135,438
	U.S. Treasury 0.875% 9/30/2026	475,268	448,631
	U.S. Treasury 3.50% 9/30/2026	420,000	414,821
	U.S. Treasury 1.125% 10/31/2026	1,797	1,700
	U.S. Treasury 4.125% 10/31/2026	45,479	45,385
	U.S. Treasury 2.00% 11/15/2026	15,600	14,977
	U.S. Treasury 4.625% 11/15/2026	55,416	55,796
	U.S. Treasury 1.625% 11/30/2026	— [2]	— [2]
	U.S. Treasury 4.25% 11/30/2026	609,144	609,151
	U.S. Treasury 4.375% 12/15/2026	118,875	119,181
	U.S. Treasury 4.00% 1/15/2027	55,000	54,750
	U.S. Treasury 2.25% 2/15/2027	3,000	2,880
	U.S. Treasury 4.125% 2/15/2027	164,330	163,937
	U.S. Treasury 1.875% 2/28/2027	107,551	102,357
	U.S. Treasury 0.50% 4/30/2027	15,000	13,765
	U.S. Treasury 2.375% 5/15/2027	41,700	39,949
	U.S. Treasury 4.50% 5/15/2027	34,759	34,947
	U.S. Treasury 2.625% 5/31/2027	350,150	337,219
	U.S. Treasury 0.50% 6/30/2027	6,000	5,473
	U.S. Treasury 4.375% 7/15/2027	11,054	11,087
	U.S. Treasury 2.25% 8/15/2027	17,500	16,640
	U.S. Treasury 3.75% 8/15/2027	425,000	419,671
	U.S. Treasury 0.50% 8/31/2027	26,084	23,637
	U.S. Treasury 3.875% 10/15/2027	53,466	52,923
	U.S. Treasury 0.50% 10/31/2027	35,000	31,513
	U.S. Treasury 4.125% 10/31/2027	22,500	22,419
	U.S. Treasury 4.125% 11/15/2027	33,827	33,689
	U.S. Treasury 3.875% 11/30/2027	70,000	69,241
	U.S. Treasury 4.00% 12/15/2027	232,056	230,306
	U.S. Treasury 3.875% 12/31/2027	112,100	110,860
	U.S. Treasury 3.50% 1/31/2028	11,709	11,444
	U.S. Treasury 2.75% 2/15/2028	17,398	16,617
	U.S. Treasury 1.125% 2/29/2028	23,306	21,152
	U.S. Treasury 4.00% 2/29/2028	193,875	192,202
	U.S. Treasury 1.25% 3/31/2028	50,580	45,957
	U.S. Treasury 2.875% 5/15/2028	16,027	15,315
	U.S. Treasury 1.25% 5/31/2028	10,702	9,669
	U.S. Treasury 3.625% 5/31/2028	52,781	51,636
	U.S. Treasury 1.25% 6/30/2028	42,000	37,866
	U.S. Treasury 4.125% 7/31/2028	132,534	131,647
	U.S. Treasury 2.875% 8/15/2028	3,760	3,578
	U.S. Treasury 1.125% 8/31/2028	100,000	89,224
	U.S. Treasury 1.25% 9/30/2028	14,100	12,606
	U.S. Treasury 4.625% 9/30/2028	114,680	115,791
	U.S. Treasury 1.50% 11/30/2028	35,000	31,444
	U.S. Treasury 4.375% 11/30/2028	125,000	125,094
	U.S. Treasury 3.75% 12/31/2028	6,982	6,827
	U.S. Treasury 1.75% 1/31/2029	51,932	46,913
	U.S. Treasury 4.00% 1/31/2029	100,080	98,745
	U.S. Treasury 4.25% 2/28/2029	151,257	150,605
	U.S. Treasury 2.875% 4/30/2029	259,760	244,577
	U.S. Treasury 4.625% 4/30/2029	123,230	124,470
	U.S. Treasury 2.375% 5/15/2029	5,000	4,610
	U.S. Treasury 4.50% 5/31/2029	426,104	428,305
	U.S. Treasury 3.25% 6/30/2029	18,000	17,182
	U.S. Treasury 4.25% 6/30/2029	58,000	57,707
	U.S. Treasury 1.625% 8/15/2029	398	353
	U.S. Treasury 3.625% 8/31/2029	180,000	174,363
	U.S. Treasury 3.50% 9/30/2029	61,600	59,298

67	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 3.875% 9/30/2029	USD65,000	$63,608
	U.S. Treasury 4.125% 10/31/2029	363,764	359,738
	U.S. Treasury 4.125% 11/30/2029	181,557	179,570
	U.S. Treasury 3.875% 12/31/2029	169,618	165,781
	U.S. Treasury 4.375% 12/31/2029	235,068	235,004
	U.S. Treasury 3.50% 1/31/2030	59,120	56,746
	U.S. Treasury 1.50% 2/15/2030	60,500	52,560
	U.S. Treasury 3.75% 5/31/2030	145,000	140,400
	U.S. Treasury 4.00% 7/31/2030	15,360	15,043
	U.S. Treasury 4.625% 9/30/2030[4]	988,320	997,951
	U.S. Treasury 4.875% 10/31/2030	539,814	552,037
	U.S. Treasury 3.75% 12/31/2030	5,152	4,966
	U.S. Treasury 4.00% 1/31/2031	100,000	97,624
	U.S. Treasury 1.625% 5/15/2031	67,450	56,933
	U.S. Treasury 4.25% 6/30/2031	200,000	197,596
	U.S. Treasury 4.125% 7/31/2031	300,000	294,168
	U.S. Treasury 1.25% 8/15/2031	20,109	16,421
	U.S. Treasury 3.75% 8/31/2031	66,500	63,750
	U.S. Treasury 3.625% 9/30/2031	56,617	53,834
	U.S. Treasury 4.125% 10/31/2031	28,927	28,330
	U.S. Treasury 4.125% 11/30/2031	8,000	7,832
	U.S. Treasury 4.50% 12/31/2031	5,407	5,428
	U.S. Treasury 1.875% 2/15/2032	25,000	21,042
	U.S. Treasury 2.875% 5/15/2032	529	475
	U.S. Treasury 2.75% 8/15/2032	27,904	24,765
	U.S. Treasury 3.375% 5/15/2033	129,000	118,616
	U.S. Treasury 4.00% 2/15/2034	42,507	40,729
	U.S. Treasury 4.375% 5/15/2034	127,430	125,575
	U.S. Treasury 3.875% 8/15/2034	480,084	454,331
	U.S. Treasury 4.25% 11/15/2034	510,250	497,294
	U.S. Treasury 4.50% 8/15/2039[4]	140,200	136,589
	U.S. Treasury 4.625% 2/15/2040	600	591
	U.S. Treasury 1.125% 8/15/2040	35,000	20,910
	U.S. Treasury 1.375% 11/15/2040	96,100	59,582
	U.S. Treasury 1.875% 2/15/2041	193,596	129,861
	U.S. Treasury 2.25% 5/15/2041	15,174	10,783
	U.S. Treasury 1.75% 8/15/2041	68,092	44,153
	U.S. Treasury 2.00% 11/15/2041	685	461
	U.S. Treasury 3.125% 11/15/2041	300	242
	U.S. Treasury 2.375% 2/15/2042[4]	283,082	201,740
	U.S. Treasury 3.25% 5/15/2042	147,319	119,973
	U.S. Treasury 2.75% 8/15/2042	3,811	2,866
	U.S. Treasury 3.375% 8/15/2042	6,700	5,535
	U.S. Treasury 2.75% 11/15/2042	1,735	1,298
	U.S. Treasury 4.00% 11/15/2042	10,583	9,530
	U.S. Treasury 3.875% 2/15/2043	4,000	3,533
	U.S. Treasury 2.875% 5/15/2043	32,398	24,566
	U.S. Treasury 3.875% 5/15/2043	29,009	25,559
	U.S. Treasury 3.625% 8/15/2043[4]	117,460	99,613
	U.S. Treasury 4.75% 11/15/2043[4]	56,349	55,689
	U.S. Treasury 4.50% 2/15/2044	223,630	213,672
	U.S. Treasury 3.375% 5/15/2044	38,700	31,397
	U.S. Treasury 4.625% 5/15/2044[4]	63,000	61,136
	U.S. Treasury 4.125% 8/15/2044	120,486	109,153
	U.S. Treasury 3.00% 11/15/2044	45,000	34,185
	U.S. Treasury 4.625% 11/15/2044	6,398	6,208
	U.S. Treasury 2.50% 2/15/2045	37,361	25,951
	U.S. Treasury 3.00% 5/15/2045	1,460	1,104
	U.S. Treasury 2.50% 2/15/2046	32,377	22,157
	U.S. Treasury 2.25% 8/15/2046	21,600	13,964
	U.S. Treasury 2.875% 11/15/2046	4	3
	U.S. Treasury 3.00% 2/15/2047	39,950	29,647
	U.S. Treasury 3.00% 5/15/2047	26,000	19,246
	U.S. Treasury 2.75% 8/15/2047	11,687	8,231
	U.S. Treasury 2.75% 11/15/2047	5,300	3,724
	U.S. Treasury 3.00% 2/15/2048[4]	123,621	90,817
	U.S. Treasury 3.125% 5/15/2048	1,150	863

The Bond Fund of America	68

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 3.00% 8/15/2048	USD43,295	$31,673
	U.S. Treasury 3.375% 11/15/2048	4,545	3,556
	U.S. Treasury 3.00% 2/15/2049	3,141	2,289
	U.S. Treasury 2.875% 5/15/2049[4]	74,849	53,145
	U.S. Treasury 2.25% 8/15/2049[4]	121,779	75,530
	U.S. Treasury 2.375% 11/15/2049	36,677	23,348
	U.S. Treasury 2.00% 2/15/2050	47,888	27,857
	U.S. Treasury 1.25% 5/15/2050[4]	199,788	94,925
	U.S. Treasury 1.375% 8/15/2050[4]	334,055	163,217
	U.S. Treasury 1.625% 11/15/2050	42,400	22,154
	U.S. Treasury 1.875% 2/15/2051	57,065	31,796
	U.S. Treasury 2.375% 5/15/2051	46,705	29,416
	U.S. Treasury 2.00% 8/15/2051	155,389	88,949
	U.S. Treasury 1.875% 11/15/2051	30,977	17,115
	U.S. Treasury 2.25% 2/15/2052[4]	173,900	105,603
	U.S. Treasury 2.875% 5/15/2052	204,000	142,927
	U.S. Treasury 4.00% 11/15/2052	24,179	21,092
	U.S. Treasury 3.625% 2/15/2053	39,701	32,308
	U.S. Treasury 4.125% 8/15/2053[4]	48,000	42,828
	U.S. Treasury 4.75% 11/15/2053	179,804	178,166
	U.S. Treasury 4.25% 2/15/2054	60,331	55,132
	U.S. Treasury 4.625% 5/15/2054	42,895	41,755
	U.S. Treasury 4.25% 8/15/2054[4]	619,762	567,130
			20,494,564

U.S. Treasury inflation-protected securities 0.42%
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[14]	9,509	9,456
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[14]	8,369	8,273
	U.S. Treasury Inflation-Protected Security 0.625% 1/15/2026[14]	— [2]	— [2]
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[14]	109,598	106,984
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[14]	— [2]	1
	U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030[14]	48,601	44,171
	U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034[14]	91,546	88,766
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[14]	— [2]	— [2]
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[4,14]	73,545	58,964
	U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[14]	70,427	65,256
			381,871
	Total U.S. Treasury bonds & notes		20,876,435
Asset-backed obligations 7.42%
	ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[1,5]	32	32
	ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031[1,5]	4,594	4,597
	ACHV ABS Trust, Series 2024-3AL, Class B, 5.45% 12/26/2031[1,5]	3,377	3,384
	ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031[1,5]	2,018	2,023
	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[1,5]	341	338
	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[1,5]	2,679	2,681
	Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029[1,5]	5,330	5,304
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[1,5]	313	314
	Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029[1,5]	6,723	6,774
	Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[1,5]	4,546	4,581
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[1,5]	2,227	2,235
	Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029[1,5]	14,094	14,117
	AGL CLO, Ltd., Series 2021-13, Class D, (3-month USD CME Term SOFR + 3.412%) 8.029% 10/20/2034[1,3,5]	350	351
	AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 6.626% 7/25/2036[1,3,5]	22,438	22,492
	Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.747% 4/20/2032[1,3,5]	19,187	19,201
	Allegro CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.53%) 7.147% 1/19/2033[1,3,5]	10,500	10,556
	Allegro CLO, Ltd., Series 2021-2, Class A1, (3-month USD CME Term SOFR + 1.422%) 6.078% 10/15/2034[1,3,5]	2,550	2,550
	American Credit Acceptance Receivables Trust, Series 2024-1, Class B, 5.60% 11/12/2027[1,5]	1,254	1,259
	American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027[1,5]	6,309	6,339

69	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 11/15/2027[1,5]	USD1,840	$1,828
American Credit Acceptance Receivables Trust, Series 2024-2, Class B, 6.10% 12/13/2027[1,5]	1,232	1,246
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028[1,5]	4,287	4,291
American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028[1,5]	4,364	4,362
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030[1,5]	7,915	7,976
American Credit Acceptance Receivables Trust, Series 2024-2, Class C, 6.24% 4/12/2030[1,5]	14,936	15,191
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030[1,5]	17,292	17,695
American Credit Acceptance Receivables Trust, Series 2024-1, Class D, 5.86% 5/13/2030[1,5]	5,330	5,369
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030[1,5]	24,497	24,774
American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04% 7/12/2030[1,5]	15,643	15,828
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031[1,5]	4,853	4,833
American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.34% 8/12/2031[1,5]	15,745	15,632
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[1,5]	30,309	30,035
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[1,5]	8,478	8,425
American Money Management Corp., CLO, Series 2022-25A, Class DR, (3-month USD CME Term SOFR + 3.25%) 7.906% 4/15/2035[1,3,5]	2,857	2,864
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[1]	1,312	1,313
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[1]	15,943	15,390
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.57% 3/20/2028[1]	13,052	13,209
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3, 5.81% 5/18/2028[1]	9,883	10,035
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.43% 1/18/2029[1]	993	1,004
Apex Credit CLO, LLC, Series 2022-1, Class C, (3-month USD CME Term SOFR + 2.71%) 7.342% 4/22/2033[1,3,5]	900	900
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 5.717% 1/20/2033[1,3,5]	24,993	25,038
Apidos CLO, Ltd., Series 2022-42, Class D, (3-month USD CME Term SOFR + 5.76%) 10.377% 1/20/2036[1,3,5]	750	751
Apidos CLO, Ltd., Series 2023-45, Class D, (3-month USD CME Term SOFR + 5.20%) 9.817% 4/26/2036[1,3,5]	1,700	1,719
ARES CLO, Ltd., Series 2018-28RA, Class CR, (3-month USD CME Term SOFR + 2.10%) 6.486% 10/17/2030[1,3,5]	4,000	4,005
ARES CLO, Ltd., Series 2015-2, Class AR3, (3-month USD CME Term SOFR + 1.32%) 5.967% 4/17/2033[1,3,5]	33,463	33,548
ARES CLO, Ltd., Series 2013-2A, Class CR3, (3-month USD CME Term SOFR + 1.85%) 6.37% 10/28/2034[1,3,5]	4,174	4,174
Atlas Static Senior Loan Fund, Ltd., Series 2022-1, Class DR, (3-month USD CME Term SOFR + 5.00%) 9.656% 7/15/2030[1,3,5]	2,000	2,002
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027[1,5]	6,080	6,127
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031[1,5]	14,357	14,538
Auxilior Term Funding, LLC, Series 24-1, Class C, 6.01% 7/15/2031[1,5]	1,197	1,209
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[1,5]	20,924	20,783
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class A, 2.36% 3/20/2026[1,5]	3,230	3,220
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,5]	25,693	25,440
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,5]	25,845	25,236
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,5]	1,798	1,766
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027[1,5]	3,581	3,537
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[1,5]	7,921	8,045

The Bond Fund of America	70

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[1,5]	USD24,190	$23,078
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[1,5]	3,398	3,237
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[1,5]	1,211	1,151
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027[1,5]	5,000	4,774
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[1,5]	49,213	50,210
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,5]	40,430	41,657
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030[1,5]	4,925	5,115
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[1,5]	18,192	18,480
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class B, 5.85% 6/20/2030[1,5]	3,347	3,375
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class A, 5.23% 12/20/2030[1,5]	19,000	19,161
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class B, 5.58% 12/20/2030[1,5]	3,970	3,979
Avis Budget Rental Car Funding AESOP, LLC, Series 2022-3A, Class A, 4.62% 2/20/2027[1,5]	1,800	1,800
AXIS Equipment Finance Receivables, LLC, Series 2022-2, Class A2, 5.30% 6/21/2028[1,5]	1,363	1,369
AXIS Equipment Finance Receivables, LLC, Series 2023-1, Class A2, 6.09% 12/20/2029[1,5]	3,165	3,209
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031[1,5]	12,910	13,027
Bain Capital Credit CLO, Ltd., Series 2023-3, Class D, (3-month USD CME Term SOFR + 5.25%) 9.885% 7/24/2036[1,3,5]	500	511
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 5.921% 2/20/2036[1,3,5]	15,000	15,023
Bank of America Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[1]	1,020	1,025
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[1,5]	2,360	2,345
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[1,5]	426	416
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033[1,5]	914	870
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,5]	70	70
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[1,5]	1,533	1,486
Bardin Hill CLO, Ltd., Series 2021-2, Class C, (3-month USD CME Term SOFR + 2.702%) 7.327% 10/25/2034[1,3,5]	1,240	1,240
Barings Middle Market CLO, Ltd., Series 2021-I, Class A1, ((3-month USD CME Term SOFR + 0.262%) + 1.55%) 6.429% 7/20/2033[1,3,5]	1,000	1,002
Battalion CLO, Ltd., Series 2018-2A, Class A1, (3-month USD CME Term SOFR + 1.332%) 5.817% 5/17/2031[1,3,5]	4,881	4,884
Battalion CLO, Ltd., Series 2017-11, Class AR, (3-month USD CME Term SOFR + 1.412%) 6.046% 4/24/2034[1,3,5]	2,000	2,000
Battalion CLO, Ltd., Series 2021-21, Class C, (3-month USD CME Term SOFR + 2.362%) 7.018% 7/15/2034[1,3,5]	1,000	1,003
Battalion CLO, Ltd., Series 2016-10, Class A1R2, (3-month USD CME Term SOFR + 1.432%) 6.066% 1/25/2035[1,3,5]	3,125	3,125
Battalion CLO, Ltd., Series 2024-25, Class C, (3-month USD CME Term SOFR + 2.50%) 7.117% 3/13/2037[1,3,5]	2,400	2,424
Benefit Street Partners CLO, Ltd., Series 2019-19, Class AR, (3-month USD CME Term SOFR + 1.18%) 5.836% 1/15/2033[1,3,5]	40,450	40,501
Benefit Street Partners CLO, Ltd., Series 2019-19, Class BR, (3-month USD CME Term SOFR + 1.60%) 6.256% 1/15/2033[1,3,5]	7,159	7,173
Benefit Street Partners CLO, Ltd., Series 2019-19, Class CR, (3-month USD CME Term SOFR + 2.10%) 6.756% 1/15/2033[1,3,5]	12,528	12,557
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 6.817% 7/20/2035[1,3,5]	3,703	3,728

71	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Black Diamond CLO, Ltd., Series 2016-1X, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 5.909% 4/26/2031[1,3,12]	USD18,365	$18,386
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[1,5]	15,988	14,614
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,5]	2,029	1,844
Blackrock Elbert CLO V, LLC, Series 5, Class AR, (3-month USD CME Term SOFR + 1.85%) 6.209% 6/15/2034[1,3,5]	2,399	2,402
Blackrock Mt. Hood CLO X, LLC, Series 2023-1, Class A1, (3-month USD CME Term SOFR + 2.50%) 7.117% 4/20/2035[1,3,5]	3,000	3,009
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029[1,5]	10,622	10,649
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030[1,5]	1,639	1,640
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031[1,5]	522	523
BMW Vehicle Owner Trust, Series 2024-A, Class A3, 5.18% 2/26/2029[1]	8,719	8,826
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027[1,5]	6,123	6,196
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A2, 6.68% 7/15/2027[1,5]	6,275	6,324
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027[1]	7,426	7,431
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[1]	5,514	5,546
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028[1]	5,539	5,560
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028[1]	4,861	4,887
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[1]	5,517	5,555
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028[1]	4,783	4,786
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class B, 5.37% 10/16/2028[1]	3,676	3,703
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[1]	5,660	5,726
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029[1]	6,201	6,291
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030[1]	16,137	16,280
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030[1]	4,138	4,134
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class C, 4.83% 8/15/2030[1]	14,576	14,517
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class D, 5.23% 8/15/2030[1]	23,675	23,540
Buckhorn Park CLO, Ltd., Series 2019-1A, Class CRR, (3-month USD CME Term SOFR + 1.85%) 6.335% 7/18/2034[1,3,5]	7,000	7,000
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039[1,5]	18,602	18,406
Canyon Capital CLO, Ltd., Series 2021-2, Class D, (3-month USD CME Term SOFR + 3.612%) 8.268% 4/15/2034[1,3,5]	577	578
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[1,5]	26,922	27,115
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[1]	695	696
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[1]	580	575
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[1]	568	563
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28% 5/15/2028[1]	547	552
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029[1]	10,654	10,721
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027[1]	6,072	6,108
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030[1]	15,778	16,022
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030[1]	22,283	22,672
Carvana Auto Receivables Trust, Series 2024-N2, Class A2, 5.90% 8/10/2027[1,5]	3,832	3,850
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[1,5]	847	852
Carvana Auto Receivables Trust, Series 2024-P3, Class A2, 4.61% 11/10/2027[1]	1,559	1,559
Carvana Auto Receivables Trust, Series 2024-N1, Class A3, 5.60% 3/10/2028[1,5]	8,430	8,503
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[1,5]	1,939	1,963
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[1]	500	481
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028[1]	3,038	2,949
Carvana Auto Receivables Trust, Series 2024-N3, Class A3, 4.53% 1/10/2029[1,5]	1,982	1,977
Carvana Auto Receivables Trust, Series 2023-P5, Class A3, 5.62% 1/10/2029[1,5]	2,515	2,547

The Bond Fund of America	72

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.33% 7/10/2029[1]	USD3,669	$3,710
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029[1,5]	1,210	1,235
Carvana Auto Receivables Trust, Series 2024-N3, Class B, 4.67% 12/10/2030[1,5]	2,000	1,983
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,5]	82,026	73,104
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[1,5]	13,269	11,703
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037[1,5]	3,502	3,050
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,5]	1,774	1,678
CCG Receivables Trust, Series 2023-2, Class A2, 6.28% 4/14/2032[1,5]	1,052	1,070
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,5]	80,144	78,324
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,5]	15,584	14,011
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[1,5]	10,130	9,824
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[1,5]	989	857
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,5]	69,912	66,317
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[1,5]	5,694	5,314
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062[1,5]	99,103	99,150
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062[1,5]	43,496	43,329
Chase Auto Owner Trust, Series 2024-1, Class A3, 5.13% 5/25/2029[1,5]	2,971	2,995
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029[1,5]	14,031	14,113
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029[1,5]	2,461	2,489
Chase Auto Owner Trust, Series 2024-1, Class A4, 5.05% 10/25/2029[1,5]	4,538	4,584
Chase Auto Owner Trust, Series 2024-3, Class A4, 5.08% 12/25/2029[1,5]	3,099	3,133
Chase Auto Owner Trust, Series 2024-5A, Class A4, 4.15% 3/25/2030[1,5]	5,552	5,436
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[1,5]	1,589	1,612
Chesapeake Funding II, LLC, Series 2024-1, Class A1, 5.52% 5/15/2036[1,5]	8,321	8,415
CIFC Funding, Ltd., CLO, Series 2022-4, Class B, (3-month USD CME Term SOFR + 2.00%) 6.647% 7/16/2035[1,3,5]	10,000	10,032
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[1,5]	11,631	11,792
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[1,5]	5,676	5,798
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032[1,5]	9,093	9,065
Clarus Capital Funding, LLC, Series 2024-1A, Class B, 4.79% 8/20/2032[1,5]	2,324	2,292
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045[1,5]	378	352
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[1,5]	5,957	5,463
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[1,5]	2,735	2,511
CLI Funding VI, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045[1,5]	706	659
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[1,5]	4,185	3,851
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[1,5]	8,353	7,557
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[1,5]	898	811
ClickLease Equipment Receivables 2024-1 Trust, Series 2024-1, Class A, 6.86% 2/15/2030[1,5]	3,636	3,651
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027[1]	783	788
CNH Equipment Trust, Series 2024-A, Class A3, 4.77% 6/15/2029[1]	1,766	1,773
CNH Equipment Trust, Series 2024-B, Class A3, 5.19% 9/17/2029[1]	5,727	5,806
CPS Auto Receivables Trust, Series 2023-C, Class A, 6.13% 9/15/2026[1,5]	564	565
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[1,5]	232	231
CPS Auto Receivables Trust, Series 2023-D, Class A, 6.40% 6/15/2027[1,5]	3,997	4,013
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[1,5]	1,869	1,874
CPS Auto Receivables Trust, Series 2024-A, Class A, 5.71% 9/15/2027[1,5]	3,203	3,213
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[1,5]	1,667	1,680
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028[1,5]	3,304	3,310
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028[1,5]	15,711	15,685
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028[1,5]	3,632	3,673
CPS Auto Receivables Trust, Series 2024-D, Class B, 4.65% 3/15/2029[1,5]	4,952	4,941
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[1,5]	2,352	2,361
CPS Auto Receivables Trust, Series 2023-A, Class D, 6.44% 4/16/2029[1,5]	3,525	3,589
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029[1,5]	3,866	3,925
CPS Auto Receivables Trust, Series 2023-C, Class D, 6.77% 10/15/2029[1,5]	3,489	3,581
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[1,5]	2,268	2,288
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[1,5]	982	997
CPS Auto Receivables Trust, Series 2024-C, Class C, 5.76% 10/15/2030[1,5]	10,987	11,124
CPS Auto Receivables Trust, Series 2024-C, Class D, 6.22% 10/15/2030[1,5]	11,898	12,112
Credit Acceptance Auto Loan Trust, Series 2024-1A, Class A, 5.68% 3/15/2034[1,5]	2,000	2,027
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031[1,5]	26,648	26,882
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030[1,5]	11,581	11,729
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.294%) 4.692% 7/15/2035[1,3]	451	417
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 4.652% 1/15/2037[1,3]	827	778

73	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD CME Term SOFR + 0.264%) 4.662% 2/15/2037[1,3]	USD1,211	$1,123
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027[1]	922	934
Daimler Trucks Retail Trust, Series 2024-1, Class A4, 5.56% 7/15/2031[1]	3,048	3,103
Dell Equipment Finance Trust, Series 2023-3, Class A3, 5.93% 4/23/2029[1,5]	7,100	7,197
Dell Equipment Finance Trust, Series 2024-1, Class A2, 5.58% 3/22/2030[1,5]	3,000	3,014
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59% 8/22/2030[1,5]	7,522	7,524
Dell Equipment Finance Trust, Series 2024-2, Class B, 4.82% 8/22/2030[1,5]	1,083	1,080
Diameter Capital CLO, Series 2023-5, Class A1, (3-month USD CME Term SOFR + 1.85%) 6.506% 10/15/2036[1,3,5]	3,333	3,359
Diameter Capital CLO, Series 2023-5, Class A2, (3-month USD CME Term SOFR + 2.40%) 7.056% 10/15/2036[1,3,5]	4,286	4,309
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31% 3/15/2028[1]	36,273	36,205
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027[1,5]	7,849	7,899
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029[1,5]	22,017	22,337
DLLAD, LLC, Series 2024-1, Class A4, 5.38% 9/22/2031[1,5]	2,412	2,452
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027[1]	10,663	10,675
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028[1]	5,007	5,028
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028[1]	15,041	15,003
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[1]	3,933	3,898
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029[1]	7,379	7,436
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031[1]	13,119	13,195
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[1,5]	721	714
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[1,5]	1,603	1,587
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[1,5]	382	382
DriveTime Auto Owner Trust, Series 2023-3, Class A, 6.29% 8/16/2027[1,5]	1,075	1,079
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[1,5]	2,681	2,694
DriveTime Auto Owner Trust, Series 2023-1, Class D, 6.44% 11/15/2028[1,5]	8,340	8,477
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[1,5]	5,863	5,962
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029[1,5]	6,061	6,256
Dryden Senior Loan Fund, CLO, Series 2014-36, Class AR3, (3-month USD CME Term SOFR + 1.282%) 5.938% 4/15/2029[1,3,5]	1,381	1,384
Dryden Senior Loan Fund, CLO, Series 2015-38, Class ARR, (3-month USD CME Term SOFR + 1.15%) 5.806% 7/15/2030[1,3,5]	12,131	12,150
Dryden Senior Loan Fund, CLO, Series 2016-45A, Class A1RR, (3-month USD CME Term SOFR + 1.08%) 5.736% 10/15/2030[1,3,5]	18,002	18,027
Dryden Senior Loan Fund, CLO, Series 2015-41, Class AR, (3-month USD CME Term SOFR + 1.232%) 5.888% 4/15/2031[1,3,5]	12,155	12,173
DT Auto Owner Trust, Series 2022-2A, Class E, 6.45% 5/15/2029[1,5]	8,215	8,288
DT Auto Owner Trust, Series 2023-1A, Class E, 10.39% 1/15/2030[1,5]	11,520	12,227
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,5]	845	771
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026[1,5]	480	484
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027[1,5]	9,780	9,854
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027[1,5]	10,041	10,057
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[1,5]	5,938	5,902
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[1,5]	2,105	2,102
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[1,5]	770	776
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[1,5]	7,903	7,963
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030[1,5]	5,702	5,768
Enterprise Fleet Financing, LLC, Series 2024-2, Class A4, 5.69% 12/20/2030[1,5]	7,180	7,367
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[1,5]	47,535	47,658
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032[1,5]	2,899	2,905
Exeter Automobile Receivables Trust, Series 2023-5A, Class A3, 6.32% 3/15/2027[1]	4,635	4,647
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[1]	11,620	11,347
Exeter Automobile Receivables Trust, Series 2024-4A, Class A2, 5.60% 5/17/2027[1]	4,015	4,024
Exeter Automobile Receivables Trust, Series 2024-1, Class A3, 5.31% 8/16/2027[1]	3,483	3,491
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[1]	937	939
Exeter Automobile Receivables Trust, Series 2023-3A, Class B, 6.11% 9/15/2027[1]	1,349	1,353
Exeter Automobile Receivables Trust, Series 2024-5, Class A3, 4.45% 3/15/2028[1]	6,875	6,864
Exeter Automobile Receivables Trust, Series 2024-2A, Class B, 5.61% 4/17/2028[1]	20,900	21,018
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028[1]	6,335	6,403
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028[1]	3,075	3,115
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[1]	7,739	7,714
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[1]	9,801	9,856
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[1]	4,829	4,830
Exeter Automobile Receivables Trust, Series 2022-6, Class D, 8.03% 4/6/2029[1]	1,913	1,993
Exeter Automobile Receivables Trust, Series 2024-5, Class B, 4.48% 4/16/2029[1]	6,250	6,217

The Bond Fund of America	74

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029[1]	USD5,584	$5,732
Exeter Automobile Receivables Trust, Series 2024-2A, Class C, 5.74% 5/15/2029[1]	15,785	15,987
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029[1]	3,227	3,287
Exeter Automobile Receivables Trust, Series 2024-3, Class C, 5.70% 7/16/2029[1]	9,039	9,160
Exeter Automobile Receivables Trust, Series 2024-5, Class C, 4.64% 1/15/2030[1]	15,775	15,638
Exeter Automobile Receivables Trust, Series 2024-2A, Class D, 5.92% 2/15/2030[1]	15,959	16,113
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[1]	10,143	10,231
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030[1]	21,364	21,557
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030[1]	12,630	12,713
Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48% 8/15/2030[1]	9,158	9,217
Exeter Automobile Receivables Trust, Series 2024-3, Class D, 5.98% 9/16/2030[1]	11,864	12,004
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030[1]	16,141	16,290
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031[1,5]	1,150	1,247
Exeter Automobile Receivables Trust, Series 2024-5, Class D, 5.06% 2/18/2031[1]	21,836	21,421
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62% 3/15/2027[1,5]	950	941
First Investors Auto Owner Trust, Series 2023-1A, Class A, 6.44% 10/16/2028[1,5]	3,732	3,779
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030[1]	5,063	5,114
FirstKey Homes Trust, Series 2020-SFR1, Class A, 1.339% 9/17/2025[1,5]	12,741	12,483
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,5]	18,704	18,237
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[1,5]	8,641	8,471
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[1,5]	2,275	2,291
Flagship Credit Auto Trust, Series 2024-1, Class B, 5.63% 4/16/2029[1,5]	6,949	7,030
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[1,5]	2,211	2,233
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[1,5]	3,215	3,262
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[1,5]	1,800	1,774
Flagship Credit Auto Trust, Series 2024-1, Class C, 5.79% 2/15/2030[1,5]	5,750	5,826
Flatiron CLO, Ltd., Series 2024-1, Class A1, (3-month USD CME Term SOFR + 1.32%) 6.645% 7/15/2036[1,3,5]	19,829	19,911
Ford Credit Auto Lease Trust, Series 2023-A, Class A3, 4.94% 3/15/2026[1]	286	286
Ford Credit Auto Lease Trust, Series 2023-A, Class A4, 4.83% 5/15/2026[1]	1,108	1,109
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027[1]	11,899	11,961
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027[1]	2,844	2,864
Ford Credit Auto Owner Trust, Series 2024-C, Class A3, 4.07% 7/15/2029[1]	12,000	11,889
Ford Credit Auto Owner Trust, Series 2024-C, Class A4, 4.11% 7/15/2030[1]	11,868	11,674
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[1,5]	19,385	19,374
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[1,5]	47,950	47,797
Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.06% 4/15/2033[1,5]	9,920	9,659
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 10/17/2033[1,5]	21,970	21,111
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,5]	15,800	15,879
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,5]	85,137	86,782
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[1,5]	25,883	26,023
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029[1,5]	45,520	45,106
Fortress Credit BSL, Ltd., Series 2019-1A, Class CR, (3-month USD CME Term SOFR + 2.10%) 6.654% 7/23/2032[1,3,5]	4,250	4,257
Fortress Credit BSL, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 5.522% 10/20/2032[1,3,5]	12,560	12,560
Fortress Credit BSL, Ltd., Series 2019-2A, Class CR, (3-month USD CME Term SOFR + 2.00%) 6.472% 10/20/2032[1,3,5]	3,500	3,500
Fortress Credit BSL, Ltd., Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.85%) 7.322% 10/20/2032[1,3,5]	2,470	2,470
Fortress Credit BSL, Ltd., Series 2022-2, Class AR, (3-month USD CME Term SOFR + 1.40%) 6.032% 10/18/2033[1,3,5]	7,874	7,874
Fortress Credit BSL, Ltd., Series 2022-2, Class CR, (3-month USD CME Term SOFR + 2.60%) 7.232% 10/18/2033[1,3,5]	6,000	6,012
Fortress Credit BSL, Ltd., Series 2022-3A, Class BR, (3-month USD CME Term SOFR + 1.85%) 6.44% 10/20/2035[1,3,5]	2,000	2,001
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,5]	1,046	966
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[1,5]	531	493
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,5]	5,628	5,069
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[1,5]	190	169
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,5]	5,693	5,480
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[1,5]	824	784
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[1,5]	1,798	1,698
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[1,5]	40,259	36,766
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[1,5]	28,725	26,423

75	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[1,5]	USD2,325	$2,118
GLS Auto Receivables Trust, Series 2023-4, Class A2, 6.40% 12/15/2026[1,5]	3,584	3,591
GLS Auto Receivables Trust, Series 2023-2, Class A2, 5.70% 1/15/2027[1,5]	730	730
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027[1,5]	9,534	9,566
GLS Auto Receivables Trust, Series 2024-1, Class A3, 5.40% 9/15/2027[1,5]	2,129	2,138
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027[1,5]	11,295	11,310
GLS Auto Receivables Trust, Series 2024-2, Class A3, 5.64% 1/18/2028[1,5]	4,699	4,743
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028[1,5]	10,153	10,233
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028[1,5]	6,032	6,054
GLS Auto Receivables Trust, Series 2024-4A, Class A3, 4.75% 7/17/2028[1,5]	3,109	3,112
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028[1,5]	8,929	8,988
GLS Auto Receivables Trust, Series 2024-2, Class B, 5.77% 11/15/2028[1,5]	10,734	10,887
GLS Auto Receivables Trust, Series 2024-3A, Class B, 5.08% 1/16/2029[1,5]	8,308	8,348
GLS Auto Receivables Trust, Series 2024-4A, Class B, 4.89% 4/16/2029[1,5]	7,548	7,537
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,5]	3,969	4,030
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,5]	3,589	3,661
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029[1,5]	12,145	12,272
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029[1,5]	9,610	9,721
GLS Auto Receivables Trust, Series 2024-2, Class C, 6.03% 2/15/2030[1,5]	14,916	15,232
GLS Auto Receivables Trust, Series 2024-4A, Class C, 5.10% 6/17/2030[1,5]	13,825	13,783
GLS Auto Receivables Trust, Series 2024-4A, Class D, 5.65% 7/15/2030[1,5]	15,909	15,857
GLS Auto Receivables Trust, Series 2024-3A, Class C, 5.21% 2/18/2031[1,5]	9,109	9,146
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031[1,5]	1,170	1,195
GLS Auto Select Receivables Trust, Series 2023-2A, Class A2, 6.37% 6/15/2028[1,5]	2,509	2,540
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029[1,5]	8,183	8,152
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030[1,5]	6,767	6,803
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030[1,5]	9,879	9,995
GLS Auto Select Receivables Trust, Series 2024-4A, Class B, 4.50% 11/15/2030[1,5]	1,395	1,371
GLS Auto Select Receivables Trust, Series 2024-4A, Class C, 4.75% 11/15/2030[1,5]	3,339	3,272
GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28% 10/15/2031[1,5]	3,344	3,261
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[1]	3,143	3,160
GM Financial Automobile Leasing Trust, Series 2024-2, Class A3, 5.39% 7/20/2027[1]	3,016	3,050
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[1,5]	35,338	35,789
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,5]	42,166	43,530
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037[1,5]	38,685	38,288
GM Financial Securitized Term Auto Receivables Trust, Series 2024-4, Class A2A, 4.53% 10/18/2027[1]	4,231	4,235
GM Financial Securitized Term Auto Receivables Trust, Series 2024-4, Class A3, 4.40% 8/16/2029[1]	21,863	21,811
GM Financial Securitized Term Auto Receivables Trust, Series 2024-4, Class A4, 4.44% 4/16/2030[1]	3,095	3,076
GM Financial Securitized Term Auto Receivables Trust, Series 2024-4, Class B, 4.67% 5/16/2030[1]	1,222	1,216
GMF Floorplan Owner Revolving Trust, Series 2024-1, Class A1, 5.13% 3/15/2029[1,5]	9,679	9,785
Golub Capital Partners CLO, Ltd., Series 2014-21, Class AR, (3-month USD CME Term SOFR + 1.732%) 6.357% 1/25/2031[1,3,5]	921	922
Golub Capital Partners CLO, Ltd., Series 2016-31A, Class A1RR, (3-month USD CME Term SOFR + 1.60%) 6.259% 11/5/2037[1,3,5]	5,000	5,033
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class A2, (3-month USD CME Term SOFR + 1.55%) 6.167% 4/20/2033[1,3,5]	17,308	17,319
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class C, (3-month USD CME Term SOFR + 2.30%) 6.917% 4/20/2033[1,3,5]	9,620	9,636
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A2, 5.28% 3/15/2027[1,5]	1,066	1,075
GreatAmerica Leasing Receivables Funding, LLC, Series 2023-1, Class A3, 5.15% 7/15/2027[1,5]	1,481	1,492
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028[1,5]	15,472	15,605
GreatAmerica Leasing Receivables Funding, LLC, Series 22-1, Class A4, 5.35% 7/16/2029[1,5]	12,551	12,687
GreatAmerica Leasing Receivables Funding, LLC, Series 24-2, Class A4, 5.02% 5/15/2031[1,5]	10,419	10,512
Greywolf CLO, Ltd., Series 2013-1A, Class B1RR, ((3-month USD CME Term SOFR + 2.60%) + 2.30%) 7.218% 4/15/2034[1,3,5]	500	500

The Bond Fund of America	76

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
GT Loan Financing, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.979% 7/28/2031[1,3,5]	USD1,748	$1,749
Guggenheim CLO, Ltd., Series 2022-2, Class D, (3-month USD CME Term SOFR + 5.95%) 10.606% 1/15/2035[1,3,5]	1,000	1,007
Harbor Park CLO, Ltd., Series 2018-1, Class CR, (3-month USD CME Term SOFR + 2.05%) 6.667% 1/20/2031[1,3,5]	7,558	7,578
Henderson Receivables, LLC, Series 2006-3A, Class A1, (1-month USD CME Term SOFR + 0.314%) 4.712% 9/15/2041[1,3,5]	239	233
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,5,8]	50,483	50,483
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[1,5]	30,716	30,484
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 6/25/2026[1,5]	2,237	2,219
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[1,5]	17,787	17,694
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027[1,5]	3,005	3,026
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,5]	2,352	2,374
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,5]	8,361	7,709
Hertz Vehicle Financing III, LLC, Series 2023-2, Class A, 5.57% 9/25/2029[1,5]	4,700	4,737
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[1,5]	23,228	23,925
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,5]	118,941	111,735
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,5]	6,275	5,911
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,5]	3,138	2,956
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028[1,5]	19,924	20,262
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[1,5]	17,272	17,401
Hertz Vehicle Financing, LLC, Series 2024-1A, Class B, 6.12% 1/25/2029[1,5]	6,869	6,908
Hertz Vehicle Financing, LLC, Series 2024-1A, Class C, 6.70% 1/25/2029[1,5]	4,154	4,194
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[1]	1,355	1,360
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[1,5]	24,659	23,955
HPEFS Equipment Trust, Series 2024-2, Class B, 5.35% 10/20/2031[1,5]	2,717	2,745
HPEFS Equipment Trust, Series 2024-2, Class A3, 5.36% 10/20/2031[1,5]	8,249	8,336
HPEFS Equipment Trust, Series 2024-2, Class A2, 5.50% 10/20/2031[1,5]	5,000	5,022
HPS Loan Management, Ltd., CLO, Series 2013A-18, Class BR, (3-month USD CME Term SOFR + 1.60%) 6.256% 10/15/2030[1,3,5]	9,500	9,514
HPS Loan Management, Ltd., CLO, Series 2010A-16, Class BR3, (3-month USD CME Term SOFR + 1.85%) 6.341% 4/20/2034[1,3,5]	7,000	7,019
Huntington National Bank (The), Series 2024-2, Class B1, 5.44% 10/20/2032[1,5]	13,787	13,806
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028[1,5]	3,562	3,585
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029[1]	1,472	1,484
Hyundai Auto Receivables Trust, Series 2024-A, Class A4, 4.92% 1/15/2031[1]	2,195	2,213
ICG US CLO, Ltd., Series 2017-1, Class ARR, (3-month USD CME Term SOFR + 1.432%) 6.049% 7/28/2034[1,3,5]	4,000	4,000
Invitation Homes Trust, Series 2024-SFR1, Class B, 4.00% 9/17/2041[1,5]	9,183	8,603
Jamestown CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.20%) 5.817% 4/20/2032[1,3,5]	21,498	21,521
Jamestown CLO, Ltd., Series 2019-1, Class A2AR, (3-month USD CME Term SOFR + 1.65%) 6.267% 4/20/2032[1,3,5]	18,500	18,511
Jamestown CLO, Ltd., Series 2019-1, Class A2BR, (3-month USD CME Term SOFR + 1.85%) 6.467% 4/20/2032[1,3,5]	9,565	9,580
Jamestown CLO, Ltd., Series 2021-16A, Class CR, (3-month USD CME Term SOFR + 1.95%) 6.471% 7/25/2034[1,3,5]	2,960	2,960
Jamestown CLO, Ltd., Series 2021-16A, Class DR, (3-month USD CME Term SOFR + 3.05%) 7.571% 7/25/2034[1,3,5]	4,000	4,000
John Deere Owner Trust, Series 2024-B, Class A3, 5.20% 3/15/2029[1]	6,126	6,208
Juniper Valley Park CLO, Ltd., Series 2023-1, Class AR, (3-month USD CME Term SOFR + 1.25%) 5.867% 7/20/2036[1,3,5]	17,438	17,468
KKR Financial CLO, Ltd., Series 11, Class AR, (3-month USD CME Term SOFR + 1.442%) 6.098% 1/15/2031[1,3,5]	10,690	10,704
KKR Financial CLO, Ltd., Series 22-42A, Class B, (3-month USD CME Term SOFR + 2.05%) 6.667% 7/20/2034[1,3,5]	15,000	15,001
Kubota Credit Owner Trust, Series 2024-2, Class A2, 5.45% 4/15/2027[1,5]	11,526	11,614
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[1,5]	612	612
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,5]	154	154
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[1,5]	1,601	1,603
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[1,5]	6,324	6,344
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,5]	1,485	1,489
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[1,5]	2,901	2,928
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027[1,5]	8,307	8,312
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[1,5]	3,145	3,170
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,5]	927	939

77	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028[1,5]	USD2,278	$2,288
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[1,5]	21,187	21,300
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[1,5]	4,473	4,503
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028[1,5]	6,005	6,103
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028[1,5]	5,237	5,296
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028[1,5]	1,164	1,172
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[1,5]	9,891	9,958
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028[1,5]	5,058	5,175
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029[1,5]	1,598	1,608
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029[1,5]	6,888	6,860
LAD Auto Receivables Trust, Series 2024-1, Class C, 5.64% 6/15/2029[1,5]	1,932	1,952
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029[1,5]	2,671	2,704
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029[1,5]	2,791	2,766
LAD Auto Receivables Trust, Series 2024-3A, Class B, 4.74% 1/15/2030[1,5]	4,854	4,805
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030[1,5]	3,670	3,627
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[1,5]	4,131	4,222
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030[1,5]	981	1,008
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030[1,5]	3,430	3,551
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,5]	895	906
LAD Auto Receivables Trust, Series 2024-1, Class D, 6.15% 6/16/2031[1,5]	1,190	1,205
LAD Auto Receivables Trust, Series 2024-2, Class D, 6.37% 10/15/2031[1,5]	614	625
LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.18% 2/17/2032[1,5]	1,864	1,837
LCM, LP, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 5.989% 7/16/2031[1,3,5]	5,630	5,635
M&T Equipment Notes, Series 2023-1, Class A3, 5.74% 7/15/2030[1,5]	3,000	3,031
M&T Equipment Notes, Series 2023-1, Class A2, 6.09% 7/15/2030[1,5]	1,550	1,554
Madison Park Funding, Ltd., CLO, Series 2021-50A, Class A, (3-month USD CME Term SOFR + 1.402%) 6.019% 4/19/2034[1,3,5]	250	250
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.906% 7/15/2036[1,3,5]	24,476	24,475
Man GLG US CLO 2018-1, Ltd., Series 2018-1A, Class A1R, (3-month USD CME Term SOFR + 1.402%) 6.019% 4/22/2030[1,3,5]	5,549	5,552
Marathon CLO, Ltd., Series 2019-1, Class A2R2, (3-month USD CME Term SOFR + 1.95%) 6.606% 4/15/2032[1,3,5]	6,000	6,017
Marathon CLO, Ltd., Series 2019-1, Class BLR, (3-month USD CME Term SOFR + 2.65%) 7.306% 4/15/2032[1,3,5]	3,000	3,010
Marathon CLO, Ltd., Series 19-2A, Class A1AR, (3-month USD CME Term SOFR + 1.38%) 5.997% 1/20/2033[1,3,5]	2,500	2,503
Marathon CLO, Ltd., Series 2019-2, Class BAR, (3-month USD CME Term SOFR + 2.70%) 7.317% 1/20/2033[1,3,5]	1,286	1,289
Marble Point CLO XII, Ltd., Series 2018-1A, Class A, (3-month USD CME Term SOFR + 1.272%) 5.919% 7/16/2031[1,3,5]	7,442	7,461
Marble Point CLO XIX, Ltd., Series 2020-3, Class DR, (3-month USD CME Term SOFR + 4.00%) 8.617% 1/19/2034[1,3,5]	4,000	4,019
Marble Point CLO, Ltd., Series 2018-2, Class A12R, (3-month USD CME Term SOFR + 1.20%) 5.817% 1/20/2032[1,3,5]	26,557	26,597
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 5.531% 7/23/2032[1,3,5]	35,175	35,380
Marble Point CLO, Ltd., Series 2019-1A, Class CR2, (3-month USD CME Term SOFR + 1.90%) 6.391% 7/23/2032[1,3,5]	3,832	3,834
Marble Point CLO, Ltd., Series 2019-1A, Class DR2, (3-month USD CME Term SOFR + 3.00%) 7.491% 7/23/2032[1,3,5]	3,860	3,861
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028[1]	5,915	5,988
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036[1,5]	6,940	7,025
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[1,5]	15,689	15,849
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029[1,5]	6,712	6,796
MidOcean Credit CLO, Series 2023-12, Class A1R, (3-month USD CME Term SOFR + 1.34%) 5.972% 4/18/2036[1,3,5]	2,500	2,501
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[1,5]	22,893	23,031
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[1,5]	8,468	8,521
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[1,5]	4,941	4,972
MMAF Equipment Finance, LLC, Series 20-A, Class A3, 0.97% 4/9/2027[1,5]	2,986	2,906
Monroe Capital MML CLO X, LLC, Series 2020-1, Class A1R, (3-month USD CME Term SOFR + 1.87%) 6.391% 5/20/2034[1,3,5]	1,540	1,544
Monroe Capital MML CLO XI, Ltd., Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.811%) 6.333% 5/20/2033[1,3,5]	2,500	2,504

The Bond Fund of America	78

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Monroe Capital MML CLO XI, Ltd., Series 2021-2, Class A1, (3-month USD CME Term SOFR + 1.762%) 6.12% 9/14/2033[1,3,5]	USD3,500	$3,505
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,5]	1,255	1,132
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069[1,5]	1,295	1,162
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069[1,5]	18,632	16,628
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,5]	20,210	18,600
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062[1,5]	1,856	1,707
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,5]	20,721	19,184
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,5]	46,427	43,026
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.225% 4/20/2062[1,3,5]	13,732	13,673
Neuberger Berman Loan Advisers LaSalle Street Lending CLO, Ltd., Series 2023-1, Class D1, (3-month USD CME Term SOFR + 5.00%) 9.626% 10/25/2036[1,3,5]	1,000	1,019
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,5]	323,057	298,165
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061[1,5]	5,195	4,672
Newark BSL CLO 1, Ltd., Series 2016-1A, Class A1R, (3-month USD CME Term SOFR + 1.362%) 5.979% 12/21/2029[1,3,5]	469	470
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.857% 7/25/2030[1,3,5]	1,401	1,403
Nissan Auto Lease Trust, Series 2023-A, Class A3, 4.91% 1/15/2026[1]	183	183
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028[1]	4,270	4,340
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[1,5]	15,001	15,040
Northwoods Capital, Ltd., Series 2018-12BA, Class BR, (3-month USD CME Term SOFR + 1.70%) 6.059% 6/15/2031[1,3,5]	4,000	4,005
Northwoods Capital, Ltd., Series 2018-12BA, Class CR, (3-month USD CME Term SOFR + 2.05%) 6.409% 6/15/2031[1,3,5]	4,000	4,005
Ocean Trails CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 2.00%) 6.617% 1/20/2035[1,3,5]	19,600	19,600
Ocean Trails CLO, Series 2023-14, Class B1, (3-month USD CME Term SOFR + 2.75%) 7.367% 1/20/2035[1,3,5]	500	500
Ocean Trails CLO, Series 2022-12A, Class B1R, (3-month USD CME Term SOFR + 1.75%) 6.367% 7/20/2035[1,3,5]	8,000	8,012
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 5.979% 7/20/2031[1,3,5]	7,530	7,530
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD CME Term SOFR + 1.262%) 5.938% 4/10/2033[1,3,5]	1,877	1,882
OCP CLO, Ltd., Series 2023-29, Class C, (3-month USD CME Term SOFR + 3.10%) 7.717% 1/20/2035[1,3,5]	1,800	1,803
OCP CLO, Ltd., Series 2023-29, Class D, (3-month USD CME Term SOFR + 5.00%) 9.617% 1/20/2035[1,3,5]	3,000	3,008
OCP CLO, Ltd., Series 2023-28, Class D, (3-month USD CME Term SOFR + 5.35%) 9.997% 7/16/2036[1,3,5]	500	512
Octagon 64, Ltd., CLO, Series 2022-1A, Class B1, (3-month USD CME Term SOFR + 2.10%) 6.717% 7/21/2037[1,3,5]	1,000	1,000
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[1,5]	11,946	12,074
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[1,5]	2,366	2,413
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031[1,5]	12,728	12,480
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031[1,5]	3,931	3,874
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class C, 7.03% 10/17/2031[1,5]	146	146
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[1,5]	6,600	6,391
Palmer Square Loan Funding, CLO, Series 2021-3, Class A1, (3-month USD CME Term SOFR + 1.062%) 5.679% 7/20/2029[1,3,5]	537	537
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 5.718% 10/15/2029[1,3,5]	2,689	2,693
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 5.706% 4/15/2030[1,3,5]	3,980	3,982
Palmer Square Loan Funding, CLO, Series 2022-2A, Class A1, (3-month USD CME Term SOFR + 1.27%) 5.926% 10/15/2030[1,3,5]	159	159
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 5.635% 7/24/2031[1,3,5]	2,013	2,013
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class CR, (3-month USD CME Term SOFR + 2.40%) 7.035% 7/24/2031[1,3,5]	3,571	3,583
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 5.45% 1/15/2033[1,3,5]	34,694	34,694

79	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A2, (3-month USD CME Term SOFR + 1.45%) 5.90% 1/15/2033[1,3,5]	USD26,016	$26,023
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class B, (3-month USD CME Term SOFR + 1.70%) 6.15% 1/15/2033[1,3,5]	13,000	13,000
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class C, (3-month USD CME Term SOFR + 2.50%) 6.95% 1/15/2033[1,3,5]	9,245	9,245
Palmer Square Loan Funding, Ltd., CLO, Series 2022-3, Class A1AR, (3-month USD CME Term SOFR + 1.10%) 5.756% 4/15/2031[1,3,5]	12,550	12,555
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027[1,5]	5,491	5,481
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027[1,5]	19,866	20,055
PEAC Solutions Receivables, LLC, Series 2024-1A, Class B, 5.79% 11/20/2030[1,5]	2,728	2,760
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031[1,5]	5,839	5,770
PEAC Solutions Receivables, LLC, Series 2024-2A, Class B, 4.83% 10/20/2031[1,5]	2,847	2,808
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[1,5]	862	861
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 5.748% 8/16/2027[1,3,5]	10,757	10,801
PFS Financing Corp., Series 2024-A, Class A, (30-day Average USD-SOFR + 0.85%) 5.247% 1/15/2028[1,3,5]	14,516	14,573
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[1,5]	12,000	12,177
PFS Financing Corp., Series 2024-C, Class A, (30-day Average USD-SOFR + 0.80%) 5.398% 4/17/2028[1,3,5]	10,000	10,043
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,5]	26,701	26,937
PFS Financing Corp., Series 2024-D, Class A, 5.34% 4/16/2029[1,5]	11,858	12,028
Pg&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2033[1]	12,770	12,684
PK ALIFT Loan Funding, Series 2024-2, Class B, 5.142% 10/15/2039[1,5]	9,000	8,798
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039[1,5]	11,817	11,897
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 6.097% 9/15/2039[1,3,5]	3,517	3,530
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039[1,5]	25,521	25,071
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A3, 4.35% 10/20/2027[1,5]	10,911	10,891
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027[1,5]	11,608	11,629
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A4, 4.26% 9/20/2030[1,5]	8,230	8,177
Post CLO, Ltd., Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.462%) 6.118% 10/15/2034[1,3,5]	3,050	3,056
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029[1,5]	8,765	8,824
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028[1,5]	2,044	2,061
Prestige Auto Receivables Trust, Series 2024-2, Class B, 4.56% 2/15/2029[1,5]	3,815	3,792
Prestige Auto Receivables Trust, Series 2024-1, Class C, 5.73% 3/15/2029[1,5]	3,728	3,775
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030[1,5]	5,777	5,865
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.702% 7/25/2051[1,3,5]	1,202	1,202
Prosper Marketplace Issuance Trust, Series 2024-1, Class A, 6.12% 8/15/2029[1,5]	1,326	1,330
RAD CLO, Ltd., Series 2019-4, Class CR, (3-month USD CME Term SOFR + 2.20%) 6.826% 4/25/2032[1,3,5]	1,400	1,400
RAD CLO, Ltd., Series 2020-7, Class A1R, (3-month USD CME Term SOFR + 1.35%) 5.997% 4/17/2036[1,3,5]	15,000	15,043
RAD CLO, Ltd., Series 2020-7, Class CR, (3-month USD CME Term SOFR + 2.60%) 7.247% 4/17/2036[1,3,5]	3,000	3,002
Reach Financial, LLC, Series 2023-1, Class A, 7.05% 2/18/2031[1,5]	314	314
Reach Financial, LLC, Series 2024-2, Class B, 5.84% 7/15/2031[1,5]	9,090	9,135
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031[1,5]	5,869	5,900
Regatta VI Funding, Ltd., CLO, Series 2016-1, Class AR2, (3-month USD CME Term SOFR + 1.422%) 6.039% 4/20/2034[1,3,5]	3,000	3,007
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class AR, (3-month USD CME Term SOFR + 1.10%) 5.726% 10/25/2031[1,3,5]	24,458	24,457
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class BR, (3-month USD CME Term SOFR + 1.50%) 6.126% 10/25/2031[1,3,5]	8,857	8,857
Regatta XIV Funding, Ltd., CLO, Series 18-3A, Class CR, (3-month USD CME Term SOFR + 1.80%) 6.426% 10/25/2031[1,3,5]	6,943	6,962
Regatta XVI Funding, Ltd., Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 3.20%) 7.856% 1/15/2033[1,3,5]	2,000	2,004
Regatta XXII Funding, Ltd., Series 2022-2A, Class CR, (3-month USD CME Term SOFR + 2.00%) 6.617% 7/20/2035[1,3,5]	3,500	3,500
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,5]	1,658	1,659
Rockford Tower CLO, Ltd., Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.10%) 6.717% 7/20/2035[1,3,5]	10,000	10,030

The Bond Fund of America	80

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
RR, Ltd., CLO, Series 2020-8, Class A1R, (3-month USD CME Term SOFR + 1.35%) 6.006% 7/15/2037[1,3,5]	USD20,255	$20,317
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[1]	1,783	1,783
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[1]	128	128
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[1]	2,803	2,776
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[1]	20,691	20,754
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[1]	3,832	3,782
Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88% 9/15/2027[1]	28,284	28,333
Santander Drive Auto Receivables Trust, Series 2023-3, Class A3, 5.61% 10/15/2027[1]	9,591	9,620
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027[1]	5,504	5,498
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[1]	1,309	1,317
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[1]	2,705	2,707
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[1]	1,405	1,412
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028[1]	8,860	8,919
Santander Drive Auto Receivables Trust, Series 2023-3, Class B, 5.61% 7/17/2028[1]	7,609	7,681
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028[1]	5,270	5,327
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3, 6.02% 9/15/2028[1]	3,536	3,574
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028[1]	5,663	5,662
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62% 11/15/2028[1]	13,377	13,367
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028[1]	4,624	4,636
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028[1]	2,556	2,572
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[1]	4,957	5,027
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029[1]	18,008	18,066
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029[1]	9,657	9,781
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029[1]	15,172	15,429
Santander Drive Auto Receivables Trust, Series 2024-5, Class B, 4.63% 8/15/2029[1]	30,199	30,078
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029[1]	10,970	11,010
Santander Drive Auto Receivables Trust, Series 2024-3, Class B, 5.55% 9/17/2029[1]	8,732	8,852
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030[1]	2,142	2,159
Santander Drive Auto Receivables Trust, Series 2024-4, Class C, 4.95% 4/15/2030[1]	15,291	15,252
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030[1]	3,968	3,984
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030[1]	5,960	6,062
Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.78% 1/15/2031[1]	11,804	11,729
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[1]	2,368	2,433
Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32% 12/15/2031[1]	18,627	18,475
Santander Drive Auto Receivables Trust, Series 2024-5, Class D, 5.14% 2/17/2032[1]	24,209	23,995
Saratoga Investment Corp. CLO, Ltd., Series 2013-1A, Class A1R4, (3-month USD CME Term SOFR + 1.30%) 5.917% 4/20/2033[1,3,5]	26,938	26,969
SBNA Auto Lease Trust, Series 2024-C, Class A2, 4.94% 11/20/2026[1,5]	2,091	2,094
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[1,5]	8,367	8,416
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027[1,5]	4,985	5,049
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028[1,5]	7,219	7,219
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029[1,5]	6,855	6,914
SCF Equipment Leasing, LLC, Series 2024-1A, Class A3, 5.52% 1/20/2032[1,5]	1,439	1,464
SCF Equipment Leasing, LLC, Series 2024-1, Class B, 5.56% 4/20/2032[1,5]	1,000	1,017
SCF Equipment Leasing, LLC, Series 2024-1A, Class C, 5.82% 9/20/2032[1,5]	1,625	1,649
SCF Equipment Trust, LLC, Series 2021-1A, Class D, 1.93% 9/20/2030[1,5]	1,800	1,780
SCF Equipment Trust, LLC, Series 2021-1A, Class E, 3.56% 8/20/2032[1,5]	776	770
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[1,5]	2,693	2,699
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028[1,5]	4,212	4,218
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[1,5]	4,569	4,612
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029[1,5]	2,641	2,684
SFS Auto Receivables Securitization Trust, Series 2023-1, Class B, 5.71% 1/22/2030[1,5]	2,244	2,291
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030[1,5]	14,939	14,927
SFS Auto Receivables Securitization Trust, Series 2023-1, Class C, 5.97% 2/20/2031[1,5]	3,578	3,663
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A4, 4.60% 11/20/2031[1,5]	8,269	8,241
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class B, 4.76% 11/20/2031[1,5]	2,769	2,748
SLAM, LLC, Series 2024-1A, Class A, 5.335% 9/15/2049[1,5]	22,654	22,264

81	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[1,5]	USD14,058	$12,790
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[1,5]	2,588	2,347
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052[1,5]	2,569	2,606
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,5]	3,558	3,159
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,5]	11,095	10,150
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD CME Term SOFR + 1.342%) 5.998% 4/15/2030[1,3,5]	347	347
Sound Point CLO, Ltd., Series 2021-1, Class C1, (3-month USD CME Term SOFR + 2.562%) 7.187% 4/25/2034[1,3,5]	2,000	2,000
Sound Point CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.616%) 7.168% 7/15/2034[1,3,5]	1,000	1,000
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029[1,5]	10,161	10,196
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,5]	13,052	12,493
Steele Creek CLO, Ltd., Series 2019-2, Class D, (3-month USD CME Term SOFR + 4.612%) 9.268% 7/15/2032[1,3,5]	3,000	3,000
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,5]	1,131	1,087
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,5]	2,939	2,820
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[1,5]	3,953	3,785
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054[1,5]	4,105	4,006
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054[1,5]	2,423	2,362
Subway Funding, LLC, Series 2024-1, Class A2I, 6.028% 7/30/2054[1,5]	44,687	45,291
Subway Funding, LLC, Series 2024-1, Class A2II, 6.268% 7/30/2054[1,5]	44,687	45,543
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,5]	7,081	6,790
Sycamore Tree CLO, Ltd., Series 2024-5, Class A1, (3-month USD CME Term SOFR + 1.42%) 6.037% 4/20/2036[1,3,5]	29,500	29,507
Sycamore Tree CLO, Ltd., Series 2023-4, Class D, (3-month USD CME Term SOFR + 5.55%) 10.117% 10/20/2036[1,3,5]	2,000	2,039
Sycamore Tree CLO, Ltd., Series 2023-2, Class DR, (3-month USD CME Term SOFR + 4.50%) 9.117% 1/20/2037[1,3,5]	3,000	3,050
Symphony CLO, Ltd., Series 2020-24, Class D, (3-month USD CME Term SOFR + 3.662%) 8.288% 1/23/2032[1,3,5]	1,250	1,256
Symphony Static CLO, Ltd., Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.092%) 5.717% 10/25/2029[1,3,5]	926	927
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]	26,177	26,553
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[1,5]	12,812	11,918
TCW CLO, Ltd., Series 2019-1, Class DR, (3-month USD CME Term SOFR + 3.932%) 8.417% 8/16/2034[1,3,5]	1,500	1,502
TCW Gem, Ltd., CLO, Series 2020-1, Class DRR, (3-month USD CME Term SOFR + 3.662%) 8.279% 4/20/2034[1,3,5]	750	750
Teachers Insurance and Annuity Association of AME, CLO, Series 17-2A, Class A, (3-month USD CME Term SOFR + 1.412%) 6.059% 1/16/2031[1,3,5]	388	388
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[1,5]	9,803	9,339
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 8/21/2045[1,5]	3,943	3,859
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[1,5]	8,578	7,947
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045[1,5]	1,778	1,653
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[1,5]	23,299	21,300
TICP CLO, Ltd., Series 2019-14, Class A1R, (3-month USD CME Term SOFR + 1.342%) 5.959% 10/20/2032[1,3,5]	1,000	1,001
TIF Funding II, LLC, Series 2020-1A, Class B, 3.82% 8/20/2045[1,5]	1,218	1,152
TIF Funding II, LLC, Series 2024-1, Class C, 6.31% 4/20/2049[1,5]	663	662
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[1,5]	5,335	5,266
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[1,3,5]	27,912	26,852
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036[1,5]	39,268	39,647
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[1]	2,489	2,509
Toyota Auto Receivables Owner Trust, Series 2024-C, Class A3, 4.88% 3/15/2029[1]	3,974	4,004
Trestles CLO, Ltd., Series 2023-6, Class A, (3-month USD CME Term SOFR + 1.70%) 6.326% 1/25/2036[1,3,5]	45,000	45,073
Trimaran Advisors CAVU, CLO, Series 2019-2, Class C, (3-month USD CME Term SOFR + 4.982%) 9.614% 11/26/2032[1,3,5]	1,265	1,274
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.817% 1/20/2032[1,3,5]	22,824	22,865
Trinitas CLO, Ltd., Series 2018-9A, Class BRRR, (3-month USD CME Term SOFR + 1.70%) 6.317% 1/20/2032[1,3,5]	14,000	14,003
Trinitas CLO, Ltd., Series 2020-12, Class A1R, (3-month USD CME Term SOFR + 1.37%) 5.996% 4/25/2033[1,3,5]	3,052	3,054
Trinitas CLO, Ltd., Series 2020-12, Class B1R, (3-month USD CME Term SOFR + 2.00%) 6.626% 4/25/2033[1,3,5]	6,000	6,010

The Bond Fund of America	82

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Trinitas CLO, Ltd., Series 2020-12, Class CR, (3-month USD CME Term SOFR + 2.60%) 7.226% 4/25/2033[1,3,5]	USD3,000	$3,000
Trinitas CLO, Ltd., Series 2023-22A, Class D, (3-month USD CME Term SOFR + 6.19%) 10.807% 7/20/2036[1,3,5]	1,500	1,533
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,5]	10,606	9,656
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[1,5]	10,791	9,619
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[1,5]	786	702
United Auto Credit Securitization Trust, Series 2024-1, Class A, 6.17% 8/10/2026[1,5]	156	156
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 5.712% 1/20/2037[1,3,5]	24,000	24,000
Venture CDO, Ltd., CLO, Series 2017-29, Class AR, (3-month USD CME Term SOFR + 1.252%) 5.775% 9/7/2030[1,3,5]	399	399
Venture CDO, Ltd., CLO, Series 2018-32, Class A2A, (3-month USD CME Term SOFR + 1.332%) 5.964% 7/18/2031[1,3,5]	1,132	1,133
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[1,5]	3,963	4,014
Verdant Receivables, LLC, Series 2024-1, Class B, 5.72% 12/12/2031[1,5]	2,400	2,437
Verdant Receivables, LLC, Series 2024-1, Class C, 6.25% 12/12/2031[1,5]	205	208
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[1]	8,677	8,684
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[1]	7,985	8,029
Verizon Master Trust, Series 2024-6, Class A1A, 4.17% 8/20/2030[1]	4,708	4,667
Vibrant CLO, Ltd., Series 2021-12, Class BR, (3-month USD CME Term SOFR + 2.50%) 7.117% 4/20/2034[1,3,5]	2,391	2,401
Vibrant CLO, Ltd., Series 2023-16, Class A2, (3-month USD CME Term SOFR + 2.80%) 7.456% 4/15/2036[1,3,5]	2,000	2,006
Volvo Financial Equipment, LLC, Series 2024-1A, Class A3, 4.29% 10/16/2028[1,5]	2,414	2,399
Voya CLO, Ltd., Series 2018-3, Class A1R2, (3-month USD CME Term SOFR + 1.20%) 5.856% 10/15/2031[1,3,5]	21,455	21,491
Voya CLO, Ltd., Series 2018-3, Class BR2, (3-month USD CME Term SOFR + 1.80%) 6.456% 10/15/2031[1,3,5]	8,695	8,705
Voya CLO, Ltd., Series 2018-3, Class CR2, (3-month USD CME Term SOFR + 2.35%) 7.006% 10/15/2031[1,3,5]	3,000	3,005
VStrong Auto Receivables Trust, Series 2024-A, Class A2, 5.79% 8/16/2027[1,5]	1,263	1,267
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028[1,5]	3,306	3,336
VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.77% 7/15/2030[1,5]	3,075	3,115
Wellfleet CLO, Ltd., Series 2018-2A, Class BR, (3-month USD CME Term SOFR + 1.85%) 6.467% 10/20/2031[1,3,5]	4,862	4,863
Wellfleet CLO, Ltd., Series 2019-XA, Class A2R2, (3-month USD CME Term SOFR + 1.75%) 6.339% 7/20/2032[1,3,5]	15,500	15,525
Wellfleet CLO, Ltd., Series 2019-XA, Class BR2, (3-month USD CME Term SOFR + 2.10%) 6.689% 7/20/2032[1,3,5]	7,000	7,002
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[1,5]	6,434	6,375
Westlake Automobile Receivables Trust, Series 2023-4, Class A2, 6.23% 1/15/2027[1,5]	6,452	6,479
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[1,5]	11,073	11,103
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027[1,5]	5,523	5,476
Westlake Automobile Receivables Trust, Series 2024-1, Class A3, 5.44% 5/17/2027[1,5]	4,920	4,955
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[1,5]	13,490	13,585
Westlake Automobile Receivables Trust, Series 2024-3A, Class A2A, 4.82% 8/15/2027[1,5]	26,667	26,711
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027[1,5]	3,231	3,259
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 6.44% 12/15/2027[1,5]	4,531	4,578
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[1,5]	1,062	1,066
Westlake Automobile Receivables Trust, Series 2024-2, Class A3, 5.56% 2/15/2028[1,5]	2,725	2,752
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028[1,5]	11,517	11,519
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[1,5]	2,059	2,077
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[1,5]	13,431	13,573
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,5]	15,698	15,947
Westlake Automobile Receivables Trust, Series 2023-1, Class D, 6.79% 11/15/2028[1,5]	4,024	4,128
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029[1,5]	8,365	8,466
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,5]	8,740	8,975
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029[1,5]	11,241	11,454
Westlake Automobile Receivables Trust, Series 2024-3A, Class C, 4.92% 11/15/2029[1,5]	20,412	20,369
Westlake Automobile Receivables Trust, Series 2024-2, Class B, 5.62% 3/15/2030[1,5]	7,827	7,930
Westlake Automobile Receivables Trust, Series 2024-2, Class C, 5.68% 3/15/2030[1,5]	20,300	20,542
Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.21% 4/15/2030[1,5]	31,100	30,919
Westlake Automobile Receivables Trust, Series 2024-2, Class D, 5.91% 4/15/2030[1,5]	7,064	7,149
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028[1,5]	894	901
Wheels Fleet Lease Funding, LLC, Series 2024-1, Class A1, 5.49% 2/18/2039[1,5]	25,286	25,585

83	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
	Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[1,5]	USD35,849	$35,916
	Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039[1,5]	25,667	25,656
	Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 5.817% 10/20/2030[1,3,5]	25,271	25,270
	Wind River CLO, Ltd., Series 2015-1, Class BR3, (3-month USD CME Term SOFR + 1.80%) 6.417% 10/20/2030[1,3,5]	22,000	22,034
	Wind River CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.25%) 6.906% 1/15/2035[1,3,5]	2,000	2,000
	Wind River CLO, Ltd., Series 2022-1A, Class AR, (3-month USD CME Term SOFR + 1.35%) 6.006% 7/20/2035[1,3,5]	5,000	5,000
	Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[1,5]	4,046	4,055
	Wingspire Equipment Finance, LLC, Series 2024-1A, Class C, 5.28% 9/20/2032[1,5]	721	721
	World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031[1]	8,090	8,229
	World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031[1]	28,109	28,059
	World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028[1]	2,033	2,048
	World Omni Auto Receivables Trust, Series 24-C, Class A3, 4.43% 12/17/2029[1]	17,618	17,570
	World Omni Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028[1]	7,988	8,022
			6,732,919
Bonds & notes of governments & government agencies outside the U.S. 0.98%
	British Columbia (Province of) 4.20% 7/6/2033	23,570	22,477
	Colombia (Republic of) 4.50% 1/28/2026	10,435	10,328
	Colombia (Republic of) 7.50% 2/2/2034	19,343	19,082
	Colombia (Republic of) 8.00% 11/14/2035	36,137	36,426
	Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR77,550	75,399
	Greece (Hellenic Republic of) 0.75% 6/18/2031	68,950	62,665
	Greece (Hellenic Republic of) 4.25% 6/15/2033	176,100	197,318
	Indonesia (Republic of), Series 31, 0.99% 5/27/2027	JPY1,000,000	6,337
	Indonesia (Republic of), Series 32, 1.33% 5/25/2029	800,000	5,041
	Indonesia (Republic of), Series 96, 7.00% 2/15/2033	IDR309,196,000	19,183
	Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	83,964,000	5,085
	Indonesia (Republic of), Series 68, 8.375% 3/15/2034	377,840,000	25,529
	Indonesia Asahan Aluminium (Persero) PT 5.80% 5/15/2050	USD3,000	2,810
	New South Wales Treasury Corp. 4.75% 2/20/2035	AUD32,500	19,593
	New South Wales Treasury Corp. 4.25% 2/20/2036	36,675	20,893
	Panama (Republic of) 3.75% 4/17/2026	USD10,772	10,421
	Panama (Republic of) 3.16% 1/23/2030	2,000	1,675
	Panama (Republic of) 2.252% 9/29/2032	1,462	1,026
	Peru (Republic of) 2.783% 1/23/2031	18,960	16,225
	PETRONAS Capital, Ltd. 3.50% 3/18/2025	5,079	5,063
	PETRONAS Capital, Ltd. 4.55% 4/21/2050[5]	3,695	3,138
	United Mexican States 4.875% 5/19/2033	20,788	18,652
	United Mexican States 3.50% 2/12/2034	75,212	60,020
	United Mexican States 6.35% 2/9/2035	253	248
	United Mexican States 6.00% 5/7/2036	133,950	126,386
	United Mexican States 5.00% 4/27/2051	5,100	3,843
	United Mexican States 4.40% 2/12/2052	229	155
	United Mexican States 6.338% 5/4/2053	4,895	4,374
	United Mexican States 3.75% 4/19/2071	465	258
	United Mexican States, Series M, 7.50% 5/26/2033	MXN2,800,000	113,590
			893,240
Municipals 0.53%
California 0.00%
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-B, 2.746% 6/1/2034	USD2,685	2,262

The Bond Fund of America	84

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Municipals (continued)

Illinois 0.40%
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	USD14,400	$14,255
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	57,980	53,748
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	5,770	5,428
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	13,760	13,312
	G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	266,781	263,190
	G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035	4,844	5,024
	Housing Dev. Auth., Multi Family Housing Rev. Bonds (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 4.60% 5/15/2050 (put 5/15/2025)[3]	6,275	6,280
	Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 4/1/2046	155	155
			361,392

Iowa 0.00%
	Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2016-A, 4.00% 7/1/2046	85	85

Massachusetts 0.04%
	Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	38,600	39,079
	Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 6/1/2042	150	150
			39,229

Michigan 0.00%
	Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 6/1/2047	2,385	2,373

Minnesota 0.00%
	Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 1/1/2041	15	15
	Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 1/1/2045	960	958
	Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 1/1/2046	380	379
			1,352

Missouri 0.00%
	Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 5/1/2038	100	100

Nebraska 0.00%
	Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 9/1/2046	605	602

New Jersey 0.01%
	Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2/15/2029	4,400	4,656

Ohio 0.02%
	Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	23,700	20,946

Puerto Rico 0.02%
	G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[3]	20,714	12,713

85	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Municipals (continued)

South Carolina 0.00%
	Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 7/1/2036	USD175	$175

Tennessee 0.00%
	Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 7/1/2045	310	309
	Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 7/1/2045	520	519
	Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 1/1/2046	780	779
			1,607

Texas 0.01%
	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	8,155	5,668

Utah 0.00%
	Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 1/1/2045	375	375

Wisconsin 0.03%
	Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 9/1/2045	135	135
	Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 3/1/2046	280	278
	Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	28,240	26,825
			27,238
	Total municipals		480,773
Federal agency bonds & notes 0.01%
	Korea Electric Power Corp. 4.875% 1/31/2027	3,000	3,008
	Korea Electric Power Corp. 4.00% 6/14/2027	3,931	3,867
	Korea Gas Corp. 5.00% 7/8/2029[5]	1,011	1,013
	Korea National Oil Corp. 2.125% 4/18/2027	2,069	1,953
	Korea National Oil Corp. 2.625% 4/18/2032	3,000	2,527
			12,368
	Total bonds, notes & other debt instruments (cost: $89,403,154,000)		87,110,858
Common stocks 0.04%		Shares
Health care 0.04%
	Rotech Healthcare, Inc.[8,12,15]	342,069	30,194

Energy 0.00%
	New Fortress Energy, Inc., Class A16	136,998	2,072
	Constellation Oil Services Holding SA8,15	1,442,858	587
			2,659

Consumer discretionary 0.00%
	NMG Parent, LLC[8,15]	4,595	564
	MYT Holding Co., Class B15	521,407	199
			763

Financials 0.00%
	SVB Financial Group, Class C, Trust Units[8,15]	464,560	— [2]
	Total common stocks (cost: $18,609,000)		33,616

The Bond Fund of America	86

Preferred securities 0.01%		Shares	Value (000)
Financials 0.01%
CoBank, ACB, Class E, 6.118% perpetual noncumulative preferred shares[3,5]		6,250	$5,062
Total preferred securities (cost: $5,820,000)			5,062
Rights & warrants 0.00%
Consumer discretionary 0.00%
NMG Parent, LLC, warrants, expire 9/24/2027[8,15]		18,410	— [2]
Total rights & warrants (cost: $111,000)			— [2]

Short-term securities 6.48%
Money market investments 6.46%
Capital Group Central Cash Fund 4.50%[17,18]		58,613,395	5,862,512
	Coupon rate	Principal amount (000)
Interest bearing bills & notes 0.02%
Pacific Gas and Electric Co. (USD-SOFR + 0.95%) 9/4/2025[3]	5.590%	USD20,000	20,044
Total short-term securities (cost: $5,881,548,000)			5,882,556
Total investment securities 102.52% (cost: $95,309,242,000)			93,032,092
Other assets less liabilities (2.52)%			(2,283,237)
Net assets 100.00%			$90,748,855
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
30 Day Federal Funds Futures	Long	174	3/3/2025	USD69,384	$25
30 Day Federal Funds Futures	Short	275	5/1/2025	(109,797)	(30)
30 Day Federal Funds Futures	Long	364	8/1/2025	145,551	100
3 Month SOFR Futures	Long	3,780	3/19/2025	903,963	223
3 Month SOFR Futures	Long	91	6/18/2025	21,800	(150)
3 Month SOFR Futures	Long	9,103	9/17/2025	2,183,696	12,238
3 Month SOFR Futures	Long	2,399	3/18/2026	576,090	355
2 Year U.S. Treasury Note Futures	Long	100,995	4/3/2025	20,765,519	(15,338)
5 Year U.S. Treasury Note Futures	Long	100,374	4/3/2025	10,670,227	(69,355)
10 Year Euro-Bund Futures	Short	27	3/10/2025	(3,732)	99
10 Year Australian Treasury Bond Futures	Short	637	3/17/2025	(44,503)	600
10 Year Ultra U.S. Treasury Note Futures	Long	25,643	3/31/2025	2,854,387	(45,833)
10 Year U.S. Treasury Note Futures	Long	23,934	3/31/2025	2,602,823	(35,441)
10 Year UK Gilt Futures	Short	38	3/31/2025	(4,396)	114
20 Year U.S. Treasury Note Futures	Short	11,291	3/31/2025	(1,285,410)	35,975
30 Year Ultra U.S. Treasury Bond Futures	Long	29,438	3/31/2025	3,500,362	(183,008)
					$(299,426)

87	The Bond Fund of America

Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	260,529	EUR	247,137	Standard Chartered Bank	1/8/2025	$4,450
USD	1,323	EUR	1,255	UBS AG	1/8/2025	23
USD	51,648	IDR	823,059,603	Citibank	1/10/2025	754
USD	6,864	EUR	6,580	HSBC Bank	1/10/2025	46
USD	786	EUR	753	HSBC Bank	1/10/2025	5
JPY	31,289,200	EUR	200,411	UBS AG	1/10/2025	(8,582)
USD	124,678	MXN	2,525,000	Citibank	1/13/2025	3,874
USD	3,018	EUR	2,875	Citibank	1/13/2025	38
USD	2,575	EUR	2,450	Morgan Stanley	1/13/2025	36
USD	15,548	EUR	14,694	Morgan Stanley	1/15/2025	318
USD	13,809	GBP	10,829	HSBC Bank	1/16/2025	254
USD	123,677	EUR	117,525	Goldman Sachs	1/17/2025	1,855
USD	41,696	AUD	65,245	Standard Chartered Bank	1/17/2025	1,312
USD	154,572	EUR	146,930	Morgan Stanley	1/23/2025	2,232
USD	275,376	EUR	262,525	BNP Paribas	1/24/2025	3,173
USD	40,320	AUD	63,300	HSBC Bank	1/24/2025	1,139
USD	34,355	EUR	32,720	HSBC Bank	1/24/2025	428
USD	646,247	JPY	99,047,217	UBS AG	1/27/2025	14,671
USD	5,540	MXN	112,740	Morgan Stanley	1/27/2025	161
JPY	64,078,429	CHF	371,800	BNP Paribas	1/27/2025	(2,369)
						$23,818
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.9035%	Annual	SOFR	Annual	9/14/2025	USD300,008	$1,311	$—	$1,311
SOFR	Annual	4.63358%	Annual	10/31/2025	58,288	(192)	—	(192)
4.4555%	Annual	SOFR	Annual	12/6/2025	696,111	1,644	—	1,644
4.8755%	Annual	SOFR	Annual	4/18/2026	430,000	3,897	—	3,897
4.659%	Annual	SOFR	Annual	5/17/2026	245,500	1,674	—	1,674
SOFR	Annual	4.5265%	Annual	6/18/2026	130,000	(714)	—	(714)
SOFR	Annual	4.528%	Annual	6/18/2026	130,000	(717)	—	(717)
SOFR	Annual	4.5335%	Annual	6/18/2026	260,000	(1,453)	—	(1,453)
3.948%	Annual	SOFR	Annual	11/6/2026	44,000	(116)	—	(116)
3.616%	Annual	SOFR	Annual	2/20/2028	105,800	(741)	—	(741)
3.624%	Annual	SOFR	Annual	2/20/2028	220,100	(1,510)	—	(1,510)
3.998%	Annual	SOFR	Annual	12/4/2028	291,102	(538)	—	(538)
SOFR	Annual	4.017%	Annual	6/24/2029	109,500	147	—	147
SOFR	Annual	3.9565%	Annual	7/12/2029	109,500	419	—	419
SOFR	Annual	3.8185%	Annual	7/26/2029	113,897	1,088	—	1,088
SOFR	Annual	3.3825%	Annual	8/29/2029	77,099	2,164	—	2,164
SOFR	Annual	3.3125%	Annual	10/7/2029	96,314	3,048	—	3,048
SOFR	Annual	3.455%	Annual	10/7/2029	97,198	2,479	—	2,479
SOFR	Annual	3.551%	Annual	10/7/2029	97,198	2,078	—	2,078
SOFR	Annual	3.4445%	Annual	10/7/2029	48,599	1,240	—	1,240
SOFR	Annual	3.4805%	Annual	10/7/2029	48,599	1,186	—	1,186
SOFR	Annual	3.543%	Annual	10/7/2029	48,599	1,055	—	1,055
SOFR	Annual	3.552%	Annual	10/7/2029	31,800	678	—	678
SOFR	Annual	3.70%	Annual	10/29/2029	29,254	441	—	441
SOFR	Annual	3.901%	Annual	11/8/2029	166,000	1,052	—	1,052
SOFR	Annual	3.909%	Annual	11/8/2029	55,000	329	—	329
SOFR	Annual	3.917%	Annual	11/8/2029	27,695	156	—	156
9.065%	28-day	Overnight MXN-F-TIIE	28-day	11/13/2029	MXN1,650	— [2]	—	— [2]

The Bond Fund of America	88

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.9195%	Annual	11/15/2029	USD66,530	$368	$—	$368
8.805%	28-day	Overnight MXN-F-TIIE	28-day	11/16/2029	MXN9,395,600	(6,761)	—	(6,761)
SOFR	Annual	3.763%	Annual	12/12/2029	USD95,760	1,198	—	1,198
SOFR	Annual	4.1615%	Annual	5/15/2033	8,600	(61)	—	(61)
SOFR	Annual	4.15%	Annual	5/15/2033	18,560	(116)	—	(116)
4.0135%	Annual	SOFR	Annual	8/21/2033	26,800	(96)	—	(96)
SOFR	Annual	4.061%	Annual	8/24/2033	83,000	10	—	10
SOFR	Annual	3.9519%	Annual	8/25/2033	83,000	666	—	666
SOFR	Annual	3.8275%	Annual	9/1/2033	68,300	1,167	—	1,167
SOFR	Annual	3.997%	Annual	9/14/2033	68,700	330	—	330
SOFR	Annual	3.6038%	Annual	1/8/2034	119,375	4,137	—	4,137
SOFR	Annual	3.871%	Annual	3/4/2034	210,000	3,174	—	3,174
SOFR	Annual	3.8365%	Annual	3/6/2034	14,081	250	—	250
SOFR	Annual	3.3865%	Annual	8/29/2034	21,012	1,158	—	1,158
SOFR	Annual	3.393%	Annual	8/29/2034	19,349	1,057	—	1,057
SOFR	Annual	3.4105%	Annual	8/29/2034	13,745	732	—	732
SOFR	Annual	3.379%	Annual	8/29/2034	11,098	618	—	618
9.125%	28-day	Overnight MXN-F-TIIE	28-day	11/7/2034	MXN1,800	(1)	—	(1)
8.895%	28-day	Overnight MXN-F-TIIE	28-day	11/10/2034	728,800	(1,116)	—	(1,116)
8.90%	28-day	Overnight MXN-F-TIIE	28-day	11/10/2034	817,930	(1,239)	—	(1,239)
SOFR	Annual	3.41%	Annual	7/28/2045	USD319,700	30,342	—	30,342
SOFR	Annual	3.6765%	Annual	2/20/2054	17,846	832	—	832
SOFR	Annual	3.6815%	Annual	2/20/2054	13,700	627	—	627
SOFR	Annual	3.7205%	Annual	2/21/2054	11,454	448	—	448
						$57,829	$—	$57,829
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
12.32%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL203,200	$(3,912)	$—	$(3,912)
12.99%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	295,990	(4,561)	—	(4,561)
13.04%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	331,200	(5,006)	—	(5,006)
12.99%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	331,400	(5,106)	—	(5,106)
12.365%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	309,264	(5,871)	—	(5,871)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	311,195	(5,917)	—	(5,917)
14.24%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	717,995	(5,963)	—	(5,963)
12.3075%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	309,300	(5,978)	—	(5,978)
13.18%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	452,415	(6,482)	—	(6,482)
13.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	618,600	(9,315)	—	(9,315)
12.36%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	618,520	(11,761)	—	(11,761)
12.35%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	617,700	(11,783)	—	(11,783)
12.303%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	609,690	(11,798)	—	(11,798)
							$(93,453)	$—	$(93,453)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.HY.43	5.00%	Quarterly	12/20/2029	USD688,000	$(53,095)	$(56,021)	$2,926

89	The Bond Fund of America

Swap contracts (continued)

Credit default swaps (continued)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[19] (000)	Value at 12/31/2024[20] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD83,534	$1,866	$1,983	$(117)
ITRAXX.EUR.42	1.00%	Quarterly	12/20/2029	EUR270,000	5,548	5,907	(359)
					$7,414	$7,890	$(476)
Investments in affiliates18

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 6.46%
Money market investments 6.46%
Capital Group Central Cash Fund 4.50% [17]	$12,896,768	$24,470,405	$31,508,726	$3,410	$655	$5,862,512	$654,122
Restricted securities12

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[8,15]	9/26/2013	$12,646	$30,194	.03%
Black Diamond CLO, Ltd., Series 2016-1X, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 5.909% 4/26/2031[1,3]	9/5/2024	18,393	18,386.02
Modec Finance BV 7.84% 7/15/2026[8]	7/28/2023	5,000	5,027.01
STE TransCore Holdings, Inc. 3.375% 5/5/2027	6/26/2023	2,919	2,915	.00 [21]
Total		$38,958	$56,522	.06%

The Bond Fund of America	90

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $774,121,000, which represented .85% of the net assets of the fund.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,427,381,000, which represented 14.80% of the net assets of the fund.

[6]	Purchased on a TBA basis.
[7]	Step bond; coupon rate may change at a later date.
[8]	Value determined using significant unobservable inputs.
[9]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[10]	Scheduled interest and/or principal payment was not received.
[11]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $164,184,000, which represented .18% of the net assets of the fund.

[12]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $56,522,000, which represented .06% of the net assets of the fund.

[13]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[14]	Index-linked bond whose principal amount moves with a government price index.
[15]	Security did not produce income during the last 12 months.
[16]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $2,072,000, which represented less than .01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[17]	Rate represents the seven-day yield at 12/31/2024.
[18]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[19]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[20]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[21]	Amount less than .01%.

Key to abbreviation(s)
Agcy. = Agency
AMT = Alternative Minimum Tax
Assn. = Association
AUD = Australian dollars
Auth. = Authority
BBSW = Bank Bill Swap Rate
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Dev. = Development
Econ. = Economic
EUR = Euros
EURIBOR = Euro Interbank Offered Rate

Fin. = Finance
Fncg. = Financing
F-TIIE = Funding Equilibrium Interbank Interest Rate
G.O. = General Obligation
GBP = British pounds
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
JPY = Japanese yen
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

91	The Bond Fund of America

Financial statements
Statement of assets and liabilities at December 31, 2024

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $89,447,695)	$87,169,580
Affiliated issuers (cost: $5,861,547)	5,862,512	$93,032,092
Cash		118,962
Unrealized appreciation on open forward currency contracts		34,769
Receivables for:
Sales of investments	909,158
Sales of fund’s shares	139,902
Dividends and interest	730,643
Variation margin on futures contracts	3,134
Variation margin on centrally cleared swap contracts	3,825	1,786,662
		94,972,485
Liabilities:
Unrealized depreciation on open forward currency contracts		10,951
Bilateral swaps, at value		93,453
Payables for:
Purchases of investments	3,836,829
Repurchases of fund’s shares	207,422
Dividends on fund’s shares	7,755
Investment advisory services	15,963
Services provided by related parties	10,957
Trustees’ deferred compensation	902
Variation margin on futures contracts	35,819
Variation margin on centrally cleared swap contracts	2,478
Other	1,101	4,119,226
Net assets at December 31, 2024		$90,748,855
Net assets consist of:
Capital paid in on shares of beneficial interest		$103,966,600
Total distributable earnings (accumulated loss)		(13,217,745)
Net assets at December 31, 2024		$90,748,855

Refer to the notes to financial statements.

The Bond Fund of America	92

Financial statements (continued)
Statement of assets and liabilities at December 31, 2024 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (8,145,966 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$26,045,857	2,337,976	$11.14
Class C	396,886	35,626	11.14
Class T	9	1	11.14
Class F-1	697,382	62,600	11.14
Class F-2	30,786,759	2,763,538	11.14
Class F-3	10,700,926	960,556	11.14
Class 529-A	1,220,242	109,534	11.14
Class 529-C	36,694	3,294	11.14
Class 529-E	29,824	2,677	11.14
Class 529-T	11	1	11.14
Class 529-F-1	9	1	11.14
Class 529-F-2	199,190	17,880	11.14
Class 529-F-3	9	1	11.14
Class R-1	51,412	4,615	11.14
Class R-2	300,500	26,974	11.14
Class R-2E	36,648	3,290	11.14
Class R-3	508,112	45,610	11.14
Class R-4	508,822	45,674	11.14
Class R-5E	205,522	18,448	11.14
Class R-5	315,167	28,290	11.14
Class R-6	18,708,874	1,679,380	11.14

Refer to the notes to financial statements.

93	The Bond Fund of America

Financial statements (continued)
Statement of operations for the year ended December 31, 2024

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers (net of non-U.S. taxes of $367)	$3,576,196
Dividends (includes $654,122 from affiliates)	654,553	$4,230,749
Fees and expenses*:
Investment advisory services	178,375
Distribution services	80,069
Transfer agent services	67,540
Administrative services	25,832
529 plan services	808
Reports to shareholders	2,401
Registration statement and prospectus	3,847
Trustees’ compensation	352
Auditing and legal	516
Custodian	349
Other	97
Total fees and expenses before waiver	360,186
Less waiver of fees and expenses:
Investment advisory services waiver	8,865
Total fees and expenses after waiver		351,321
Net investment income		3,879,428
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(648,845)
Affiliated issuers	3,410
Futures contracts	(507,800)
Forward currency contracts	78,276
Swap contracts	26,114
Currency transactions	2,612	(1,046,233)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(860,665)
Affiliated issuers	655
Futures contracts	(850,939)
Forward currency contracts	31,718
Swap contracts	(47,775)
Currency translations	(959)	(1,727,965)
Net realized gain (loss) and unrealized appreciation (depreciation)		(2,774,198)
Net increase (decrease) in net assets resulting from operations		$1,105,230
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

The Bond Fund of America	94

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended December 31,
	2024	2023

Operations:
Net investment income	$3,879,428	$2,967,598
Net realized gain (loss)	(1,046,233)	(4,379,506)
Net unrealized appreciation (depreciation)	(1,727,965)	5,106,014
Net increase (decrease) in net assets resulting from operations	1,105,230	3,694,106
Distributions paid or accrued to shareholders	(3,810,366)	(2,898,001)
Net capital share transactions	12,809,770	8,686,785
Total increase (decrease) in net assets	10,104,634	9,482,890
Net assets:
Beginning of year	80,644,221	71,161,331
End of year	$90,748,855	$80,644,221
Refer to the notes to financial statements.

95	The Bond Fund of America

Notes to financial statements
1. Organization

The Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with the preservation of capital.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

The Bond Fund of America	96

Operating segments — In the reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions as a return of capital for tax purposes.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

97	The Bond Fund of America

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The Bond Fund of America	98

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$34,685,360	$8,784	$34,694,144
Corporate bonds, notes & loans	—	23,340,000	80,979	23,420,979
U.S. Treasury bonds & notes	—	20,876,435	—	20,876,435
Asset-backed obligations	—	6,682,436	50,483	6,732,919
Bonds & notes of governments & government agencies outside the U.S.	—	893,240	—	893,240
Municipals	—	480,773	—	480,773
Federal agency bonds & notes	—	12,368	—	12,368
Common stocks	2,072	199	31,345	33,616
Preferred securities	—	5,062	—	5,062
Rights & warrants	—	—	— *	— *
Short-term securities	5,862,512	20,044	—	5,882,556
Total	$5,864,584	$86,995,917	$171,591	$93,032,092

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$49,729	$—	$—	$49,729
Unrealized appreciation on open forward currency contracts	—	34,769	—	34,769
Unrealized appreciation on centrally cleared interest rate swaps	—	73,200	—	73,200
Unrealized appreciation on centrally cleared credit default swaps	—	2,926	—	2,926
Liabilities:
Unrealized depreciation on futures contracts	(349,155)	—	—	(349,155)
Unrealized depreciation on open forward currency contracts	—	(10,951)	—	(10,951)
Unrealized depreciation on centrally cleared interest rate swaps	—	(15,371)	—	(15,371)
Unrealized depreciation on bilateral interest rate swaps	—	(93,453)	—	(93,453)
Unrealized depreciation on centrally cleared credit default swaps	—	(476)	—	(476)
Total	$(299,426)	$(9,356)	$—	$(308,782)
*
Amount less than one thousand.
†
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

99	The Bond Fund of America

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

The Bond Fund of America	100

Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.
Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

101	The Bond Fund of America

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $51,418,460,000.

The Bond Fund of America	102

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $1,472,403,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $6,514,196,000.

103	The Bond Fund of America

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $413,696,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the year ended, December 31, 2024 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$49,729	Unrealized depreciation*	$349,155
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	34,769	Unrealized depreciation on open forward currency contracts	10,951
Swap (centrally cleared)	Interest	Unrealized appreciation*	73,200	Unrealized depreciation*	15,371
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	93,453
Swap (centrally cleared)	Credit	Unrealized appreciation*	2,926	Unrealized depreciation*	476
			$160,624		$469,406

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(507,800)	Net unrealized appreciation (depreciation) on futures contracts	$(850,939)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	78,276	Net unrealized appreciation (depreciation) on forward currency contracts	31,718
Swap	Interest	Net realized gain (loss) on swap contracts	21,348	Net unrealized appreciation (depreciation) on swap contracts	(39,832)
Swap	Credit	Net realized gain (loss) on swap contracts	4,766	Net unrealized appreciation (depreciation) on swap contracts	(7,943)
			$(403,410)		$(866,996)
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

The Bond Fund of America	104

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts and bilateral interest rate swaps, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts and bilateral interest rate swaps, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts and bilateral interest rate swaps by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of December 31, 2024, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
BNP Paribas	$3,173	$ (3,173)	$ —	$ —	$ —
Citibank	4,666	—	—	(2,420)	2,246
Goldman Sachs	1,855	(1,855)	—	—	—
HSBC Bank	1,872	—	(1,365)	—	507
Morgan Stanley	2,747	—	—	(2,050)	697
Standard Chartered Bank	5,762	—	—	(5,060)	702
UBS AG	14,694	(8,582)	(5,671)	—	441
Total	$34,769	$ (13,610)	$ (7,036)	$ (9,530)	$4,593
Liabilities:
Bank of America	$4,561	$ —	$ (4,552)	$ —	$9
Barclays Bank PLC	39,460	—	(39,052)	—	408
BNP Paribas	25,928	(3,173)	(22,755)	—	—
Goldman Sachs	25,873	(1,855)	(24,018)	—	—
UBS AG	8,582	(8,582)	—	—	—
Total	$104,404	$ (13,610)	$ (90,377)	$ —	$417
*
Collateral is shown on a settlement basis.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended December 31, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

105	The Bond Fund of America

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
During the year ended December 31, 2024, the fund reclassified $1,000 from total accumulated loss to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of December 31, 2024, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$265,491
Capital loss carryforward*	(11,099,989)
Gross unrealized appreciation on investments	795,516
Gross unrealized depreciation on investments	(3,167,615)
Net unrealized appreciation (depreciation) on investments	(2,372,099)
Cost of investments	95,143,540
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Year ended December 31,
Share class	2024	2023
Class A	$1,083,114	$883,797
Class C	14,251	12,956
Class T	— †	— †
Class F-1	29,167	27,805
Class F-2	1,265,289	890,734
Class F-3	467,434	348,579
Class 529-A	50,483	41,402
Class 529-C	1,305	1,170
Class 529-E	1,264	1,121
Class 529-T	1	1
Class 529-F-1	— †	— †
Class 529-F-2	8,231	6,067
Class 529-F-3	— †	— †
Class R-1	1,766	1,166
Class R-2	10,649	9,070
Class R-2E	1,375	1,135
Class R-3	20,290	17,232
Class R-4	21,620	18,011
Class R-5E	8,694	6,650
Class R-5	14,180	11,301
Class R-6	811,253	619,804
Total	$3,810,366	$2,898,001
†
Amount less than one thousand.

The Bond Fund of America	106

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.105% on such assets in excess of $76 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 2.25% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. During the year ended December 31, 2024, CRMC waived investment advisory services fees of $8,865,000. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $178,375,000, which were equivalent to an annualized rate of 0.207% of average daily net assets, were reduced to $169,510,000, which were equivalent to an annualized rate of 0.197% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2024, unreimbursed expenses subject to reimbursement totaled $11,333,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

107	The Bond Fund of America

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended December 31, 2024, the 529 plan services fees were $808,000, which were equivalent to 0.055% of the average daily net assets of each 529 share class.
For the year ended December 31, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$64,055	$30,571	$7,687	Not applicable
Class C	4,059	488	123	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	1,726	1,152	209	Not applicable
Class F-2	Not applicable	30,594	8,457	Not applicable
Class F-3	Not applicable	132	3,051	Not applicable
Class 529-A	2,861	1,368	361	$668
Class 529-C	375	43	11	21
Class 529-E	157	15	9	17
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	98	55	102
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	502	48	15	Not applicable
Class R-2	2,277	1,029	91	Not applicable
Class R-2E	217	73	11	Not applicable
Class R-3	2,569	759	154	Not applicable
Class R-4	1,271	489	153	Not applicable
Class R-5E	Not applicable	290	59	Not applicable
Class R-5	Not applicable	162	94	Not applicable
Class R-6	Not applicable	229	5,292	Not applicable

Total class-specific expenses	$80,069	$67,540	$25,832	$808
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $352,000 in the fund’s statement of operations reflects $177,000 in current fees (either paid in cash or deferred) and a net increase of $175,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended December 31, 2024, the fund did not engage in any such purchase or sale transactions with any related funds.

The Bond Fund of America	108

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2024.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class A	$4,670,093	412,317	$1,071,086	94,909	$(4,090,318)	(362,149)	$1,650,861	145,077
Class C	109,221	9,636	14,065	1,247	(143,333)	(12,694)	(20,047)	(1,811)
Class T	—	—	—	—	—	—	—	—
Class F-1	147,762	12,980	28,390	2,516	(171,505)	(15,196)	4,647	300
Class F-2	12,570,454	1,109,081	1,229,868	108,967	(7,429,563)	(658,762)	6,370,759	559,286
Class F-3	3,636,712	321,455	464,994	41,202	(2,458,272)	(217,965)	1,643,434	144,692
Class 529-A	272,444	24,075	50,341	4,461	(246,526)	(21,778)	76,259	6,758
Class 529-C	15,991	1,412	1,299	116	(19,170)	(1,693)	(1,880)	(165)
Class 529-E	5,637	498	1,258	112	(8,905)	(786)	(2,010)	(176)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	65,575	5,797	8,199	726	(37,070)	(3,277)	36,704	3,246
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	11,112	981	1,764	157	(10,091)	(894)	2,785	244
Class R-2	67,792	5,985	10,578	937	(80,817)	(7,147)	(2,447)	(225)
Class R-2E	11,492	1,013	1,371	122	(11,313)	(1,002)	1,550	133
Class R-3	121,986	10,774	20,117	1,782	(140,479)	(12,430)	1,624	126
Class R-4	157,358	13,916	21,483	1,903	(164,752)	(14,571)	14,089	1,248
Class R-5E	59,018	5,216	8,674	768	(39,068)	(3,460)	28,624	2,524
Class R-5	77,073	6,822	14,110	1,250	(68,908)	(6,120)	22,275	1,952
Class R-6	3,879,623	343,811	808,915	71,675	(1,705,995)	(150,725)	2,982,543	264,761
Total net increase (decrease)	$25,879,343	2,285,769	$3,756,512	332,850	$(16,826,085)	(1,490,649)	$12,809,770	1,127,970
Refer to the end of the table for footnotes.

109	The Bond Fund of America

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2023
Class A	$3,828,344	338,385	$873,059	77,347	$(3,831,974)	(339,734)	$869,429	75,998
Class C	86,914	7,676	12,765	1,130	(159,895)	(14,147)	(60,216)	(5,341)
Class T	—	—	—	—	—	—	—	—
Class F-1	169,608	14,908	27,043	2,394	(279,106)	(24,936)	(82,455)	(7,634)
Class F-2	11,415,382	1,013,267	865,350	76,717	(7,198,670)	(641,816)	5,082,062	448,168
Class F-3	3,522,646	310,896	345,753	30,644	(2,444,812)	(216,986)	1,423,587	124,554
Class 529-A	211,987	18,740	41,262	3,655	(240,280)	(21,245)	12,969	1,150
Class 529-C	14,579	1,288	1,164	103	(21,174)	(1,871)	(5,431)	(480)
Class 529-E	6,420	567	1,114	99	(9,550)	(842)	(2,016)	(176)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	44,944	3,975	6,045	536	(31,423)	(2,779)	19,566	1,732
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	20,036	1,828	1,164	103	(8,838)	(785)	12,362	1,146
Class R-2	69,055	6,092	9,004	798	(87,036)	(7,699)	(8,977)	(809)
Class R-2E	11,759	1,047	1,131	100	(11,369)	(1,010)	1,521	137
Class R-3	128,988	11,395	17,082	1,513	(146,452)	(12,957)	(382)	(49)
Class R-4	142,225	12,532	17,866	1,583	(130,594)	(11,531)	29,497	2,584
Class R-5E	72,143	6,382	6,608	586	(47,067)	(4,231)	31,684	2,737
Class R-5	58,266	5,192	11,245	996	(53,497)	(4,722)	16,014	1,466
Class R-6	3,433,312	302,499	617,591	54,701	(2,703,332)	(238,396)	1,347,571	118,804
Total net increase (decrease)	$23,236,608	2,056,669	$2,855,246	253,005	$(17,405,069)	(1,545,687)	$8,686,785	763,987
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $290,158,591,000 and $284,668,382,000, respectively, during the year ended December 31, 2024.

The Bond Fund of America	110

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[4]	Ratio of expenses to average net assets after waivers/ reimbursements[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
12/31/2024	$11.49	$.49	$(.36 )	$.13	$(.48 )	$—	$(.48 )	$11.14	1.14%	$26,046	.62%	.60%	4.31%
12/31/2023	11.38	.42	.10	.52	(.41 )	—	(.41 )	11.49	4.70	25,199.62		.62	3.72
12/31/2022	13.39	.31	(1.99)	(1.68)	(.31 )	(.02 )	(.33 )	11.38	(12.68)	24,087.58		.58	2.54
12/31/2021	13.79	.18	(.31 )	(.13 )	(.19 )	(.08 )	(.27 )	13.39	(.95 )	30,201.55		.55	1.36
12/31/2020	13.09	.22	1.18	1.40	(.26 )	(.44 )	(.70 )	13.79	10.71	29,570.57		.57	1.59
Class C:
12/31/2024	11.49	.40	(.36 )	.04	(.39 )	—	(.39 )	11.14	.40	397	1.36	1.35	3.57
12/31/2023	11.38	.34	.10	.44	(.33 )	—	(.33 )	11.49	3.93	430	1.36	1.36	2.96
12/31/2022	13.39	.22	(1.99)	(1.77)	(.22 )	(.02 )	(.24 )	11.38	(13.33)	487	1.33	1.33	1.78
12/31/2021	13.79	.08	(.31 )	(.23 )	(.09 )	(.08 )	(.17 )	13.39	(1.68)	717	1.29	1.29	.60
12/31/2020	13.09	.11	1.18	1.29	(.15 )	(.44 )	(.59 )	13.79	9.90	848	1.31	1.31	.87
Class T:
12/31/2024	11.49	.52	(.36 )	.16	(.51 )	—	(.51 )	11.14	1.41 [5]	— [6]	.34 [5]	.33 [5]	4.57 [5]
12/31/2023	11.38	.46	.10	.56	(.45 )	—	(.45 )	11.49	5.03 [5]	— [6]	.29 [5]	.29 [5]	4.04 [5]
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34 )	(.02 )	(.36 )	11.38	(12.47)[5]	— [6]	.33 [5]	.33 [5]	2.78 [5]
12/31/2021	13.79	.21	(.31 )	(.10 )	(.22 )	(.08 )	(.30 )	13.39	(.74 )[5]	— [6]	.33 [5]	.33 [5]	1.55 [5]
12/31/2020	13.09	.25	1.18	1.43	(.29 )	(.44 )	(.73 )	13.79	10.98 [5]	— [6]	.34 [5]	.34 [5]	1.81 [5]
Class F-1:
12/31/2024	11.49	.48	(.36 )	.12	(.47 )	—	(.47 )	11.14	1.09	697.66		.65	4.26
12/31/2023	11.38	.42	.10	.52	(.41 )	—	(.41 )	11.49	4.67	716.65		.65	3.68
12/31/2022	13.39	.30	(1.99)	(1.69)	(.30 )	(.02 )	(.32 )	11.38	(12.71)	796.61		.61	2.51
12/31/2021	13.79	.18	(.31 )	(.13 )	(.19 )	(.08 )	(.27 )	13.39	(.99 )	1,011.59		.59	1.30
12/31/2020	13.09	.21	1.18	1.39	(.25 )	(.44 )	(.69 )	13.79	10.68	1,315.60		.60	1.55
Class F-2:
12/31/2024	11.49	.52	(.36 )	.16	(.51 )	—	(.51 )	11.14	1.40	30,787.35		.34	4.57
12/31/2023	11.38	.45	.10	.55	(.44 )	—	(.44 )	11.49	4.98	25,329.35		.35	4.02
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34 )	(.02 )	(.36 )	11.38	(12.46)	19,982.33		.33	2.81
12/31/2021	13.79	.22	(.31 )	(.09 )	(.23 )	(.08 )	(.31 )	13.39	(.71 )	20,613.31		.31	1.60
12/31/2020	13.09	.25	1.18	1.43	(.29 )	(.44 )	(.73 )	13.79	10.99	16,494.32		.32	1.81
Class F-3:
12/31/2024	11.49	.53	(.36 )	.17	(.52 )	—	(.52 )	11.14	1.51	10,701.25		.24	4.68
12/31/2023	11.38	.46	.10	.56	(.45 )	—	(.45 )	11.49	5.09	9,375.24		.24	4.12
12/31/2022	13.39	.35	(1.99)	(1.64)	(.35 )	(.02 )	(.37 )	11.38	(12.36)	7,866.22		.22	2.92
12/31/2021	13.79	.23	(.31 )	(.08 )	(.24 )	(.08 )	(.32 )	13.39	(.60 )	7,934.20		.20	1.72
12/31/2020	13.09	.27	1.18	1.45	(.31 )	(.44 )	(.75 )	13.79	11.10	4,465.21		.21	1.90
Class 529-A:
12/31/2024	11.49	.48	(.36 )	.12	(.47 )	—	(.47 )	11.14	1.10	1,220.65		.64	4.27
12/31/2023	11.38	.42	.10	.52	(.41 )	—	(.41 )	11.49	4.66	1,181.65		.65	3.68
12/31/2022	13.39	.30	(1.99)	(1.69)	(.30 )	(.02 )	(.32 )	11.38	(12.71)	1,156.62		.62	2.51
12/31/2021	13.79	.18	(.31 )	(.13 )	(.19 )	(.08 )	(.27 )	13.39	(.99 )	1,473.59		.59	1.31
12/31/2020	13.09	.21	1.18	1.39	(.25 )	(.44 )	(.69 )	13.79	10.67	1,526.61		.61	1.54
Refer to the end of the table for footnotes.

111	The Bond Fund of America

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[4]	Ratio of expenses to average net assets after waivers/ reimbursements[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
12/31/2024	$11.49	$.40	$(.36 )	$.04	$(.39 )	$—	$(.39 )	$11.14	.35%	$37	1.40%	1.39%	3.52%
12/31/2023	11.38	.33	.10	.43	(.32 )	—	(.32 )	11.49	3.87	40	1.42	1.42	2.90
12/31/2022	13.39	.21	(1.99)	(1.78)	(.21 )	(.02 )	(.23 )	11.38	(13.38)	45	1.38	1.38	1.72
12/31/2021	13.79	.08	(.31 )	(.23 )	(.09 )	(.08 )	(.17 )	13.39	(1.73)	70	1.34	1.34	.56
12/31/2020	13.09	.11	1.18	1.29	(.15 )	(.44 )	(.59 )	13.79	9.85	89	1.36	1.36	.90
Class 529-E:
12/31/2024	11.49	.46	(.36 )	.10	(.45 )	—	(.45 )	11.14	.91	30.84		.83	4.08
12/31/2023	11.38	.39	.10	.49	(.38 )	—	(.38 )	11.49	4.46	33.84		.84	3.49
12/31/2022	13.39	.28	(1.99)	(1.71)	(.28 )	(.02 )	(.30 )	11.38	(12.88)	34.81		.81	2.30
12/31/2021	13.79	.15	(.31 )	(.16 )	(.16 )	(.08 )	(.24 )	13.39	(1.19)	46.79		.79	1.11
12/31/2020	13.09	.18	1.18	1.36	(.22 )	(.44 )	(.66 )	13.79	10.46	53.80		.80	1.37
Class 529-T:
12/31/2024	11.49	.51	(.36 )	.15	(.50 )	—	(.50 )	11.14	1.33 [5]	— [6]	.42 [5]	.41 [5]	4.49 [5]
12/31/2023	11.38	.45	.10	.55	(.44 )	—	(.44 )	11.49	4.95 [5]	— [6]	.36 [5]	.36 [5]	3.97 [5]
12/31/2022	13.39	.33	(1.99)	(1.66)	(.33 )	(.02 )	(.35 )	11.38	(12.51)[5]	— [6]	.38 [5]	.38 [5]	2.74 [5]
12/31/2021	13.79	.21	(.31 )	(.10 )	(.22 )	(.08 )	(.30 )	13.39	(.78 )[5]	— [6]	.37 [5]	.37 [5]	1.52 [5]
12/31/2020	13.09	.24	1.18	1.42	(.28 )	(.44 )	(.72 )	13.79	10.91 [5]	— [6]	.39 [5]	.39 [5]	1.77 [5]
Class 529-F-1:
12/31/2024	11.49	.50	(.36 )	.14	(.49 )	—	(.49 )	11.14	1.29 [5]	— [6]	.45 [5]	.44 [5]	4.46 [5]
12/31/2023	11.38	.44	.10	.54	(.43 )	—	(.43 )	11.49	4.87 [5]	— [6]	.44 [5]	.44 [5]	3.89 [5]
12/31/2022	13.39	.33	(1.99)	(1.66)	(.33 )	(.02 )	(.35 )	11.38	(12.53)[5]	— [6]	.40 [5]	.40 [5]	2.71 [5]
12/31/2021	13.79	.20	(.31 )	(.11 )	(.21 )	(.08 )	(.29 )	13.39	(.82 )[5]	— [6]	.41 [5]	.41 [5]	1.48 [5]
12/31/2020	13.09	.24	1.18	1.42	(.28 )	(.44 )	(.72 )	13.79	10.92 [5]	— [6]	.38 [5]	.38 [5]	1.87 [5]
Class 529-F-2:
12/31/2024	11.49	.52	(.36 )	.16	(.51 )	—	(.51 )	11.14	1.40	199.35		.34	4.57
12/31/2023	11.38	.45	.10	.55	(.44 )	—	(.44 )	11.49	5.00	168.33		.32	4.03
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34 )	(.02 )	(.36 )	11.38	(12.45)	147.32		.32	2.81
12/31/2021	13.79	.21	(.31 )	(.10 )	(.22 )	(.08 )	(.30 )	13.39	(.73 )	177.33		.33	1.58
12/31/2020[7,8]	14.00	.03	.24	.27	(.04 )	(.44 )	(.48 )	13.79	1.88 [9]	166	.06 [9]	.06 [9]	.24 [9]
Class 529-F-3:
12/31/2024	11.49	.52	(.36 )	.16	(.51 )	—	(.51 )	11.14	1.45	— [6]	.29	.28	4.62
12/31/2023	11.38	.46	.10	.56	(.45 )	—	(.45 )	11.49	5.03	— [6]	.29	.28	4.05
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34 )	(.02 )	(.36 )	11.38	(12.42)	— [6]	.27	.27	2.85
12/31/2021	13.79	.22	(.31 )	(.09 )	(.23 )	(.08 )	(.31 )	13.39	(.69 )	— [6]	.27	.27	1.62
12/31/2020[7,8]	14.00	.04	.23	.27	(.04 )	(.44 )	(.48 )	13.79	1.90 [9]	— [6]	.08 [9]	.04 [9]	.25 [9]
Class R-1:
12/31/2024	11.49	.41	(.36 )	.05	(.40 )	—	(.40 )	11.14	.41	51	1.34	1.33	3.59
12/31/2023	11.38	.34	.10	.44	(.33 )	—	(.33 )	11.49	3.96	50	1.33	1.33	3.05
12/31/2022	13.39	.22	(1.99)	(1.77)	(.22 )	(.02 )	(.24 )	11.38	(13.31)	37	1.31	1.31	1.83
12/31/2021	13.79	.08	(.31 )	(.23 )	(.09 )	(.08 )	(.17 )	13.39	(1.69)	42	1.29	1.29	.62
12/31/2020	13.09	.11	1.18	1.29	(.15 )	(.44 )	(.59 )	13.79	9.88	39	1.33	1.33	.85
Refer to the end of the table for footnotes.

The Bond Fund of America	112

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[4]	Ratio of expenses to average net assets after waivers/ reimbursements[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
12/31/2024	$11.49	$.41	$(.36 )	$.05	$(.40 )	$—	$(.40 )	$11.14	.42%	$300	1.33%	1.32%	3.59%
12/31/2023	11.38	.34	.10	.44	(.33 )	—	(.33 )	11.49	3.95	313	1.33	1.33	3.00
12/31/2022	13.39	.22	(1.99)	(1.77)	(.22 )	(.02 )	(.24 )	11.38	(13.33)	319	1.33	1.33	1.79
12/31/2021	13.79	.08	(.31 )	(.23 )	(.09 )	(.08 )	(.17 )	13.39	(1.69)	409	1.30	1.30	.60
12/31/2020	13.09	.12	1.18	1.30	(.16 )	(.44 )	(.60 )	13.79	9.91	468	1.30	1.30	.87
Class R-2E:
12/31/2024	11.49	.44	(.36 )	.08	(.43 )	—	(.43 )	11.14	.70	37	1.05	1.04	3.88
12/31/2023	11.38	.37	.10	.47	(.36 )	—	(.36 )	11.49	4.26	36	1.04	1.04	3.31
12/31/2022	13.39	.25	(1.99)	(1.74)	(.25 )	(.02 )	(.27 )	11.38	(13.07)	34	1.03	1.03	2.09
12/31/2021	13.79	.12	(.31 )	(.19 )	(.13 )	(.08 )	(.21 )	13.39	(1.40)	44	1.00	1.00	.90
12/31/2020	13.09	.16	1.18	1.34	(.20 )	(.44 )	(.64 )	13.79	10.22	46	1.02	1.02	1.14
Class R-3:
12/31/2024	11.49	.46	(.36 )	.10	(.45 )	—	(.45 )	11.14	.86	508.89		.88	4.03
12/31/2023	11.38	.39	.10	.49	(.38 )	—	(.38 )	11.49	4.42	523.89		.89	3.45
12/31/2022	13.39	.27	(1.99)	(1.72)	(.27 )	(.02 )	(.29 )	11.38	(12.93)	518.87		.87	2.25
12/31/2021	13.79	.14	(.31 )	(.17 )	(.15 )	(.08 )	(.23 )	13.39	(1.25)	673.85		.85	1.05
12/31/2020	13.09	.18	1.18	1.36	(.22 )	(.44 )	(.66 )	13.79	10.40	743.86		.86	1.31
Class R-4:
12/31/2024	11.49	.49	(.36 )	.13	(.48 )	—	(.48 )	11.14	1.16	509.59		.58	4.33
12/31/2023	11.38	.42	.10	.52	(.41 )	—	(.41 )	11.49	4.73	510.58		.58	3.76
12/31/2022	13.39	.31	(1.99)	(1.68)	(.31 )	(.02 )	(.33 )	11.38	(12.67)	476.57		.57	2.55
12/31/2021	13.79	.18	(.31 )	(.13 )	(.19 )	(.08 )	(.27 )	13.39	(.94 )	588.54		.54	1.35
12/31/2020	13.09	.22	1.18	1.40	(.26 )	(.44 )	(.70 )	13.79	10.73	688.55		.55	1.61
Class R-5E:
12/31/2024	11.49	.51	(.36 )	.15	(.50 )	—	(.50 )	11.14	1.36	206.39		.38	4.53
12/31/2023	11.38	.45	.10	.55	(.44 )	—	(.44 )	11.49	4.94	183.39		.39	3.98
12/31/2022	13.39	.33	(1.99)	(1.66)	(.33 )	(.02 )	(.35 )	11.38	(12.50)	150.37		.37	2.77
12/31/2021	13.79	.21	(.31 )	(.10 )	(.22 )	(.08 )	(.30 )	13.39	(.75 )	160.34		.34	1.60
12/31/2020	13.09	.25	1.18	1.43	(.29 )	(.44 )	(.73 )	13.79	10.95	88.35		.35	1.78
Class R-5:
12/31/2024	11.49	.52	(.36 )	.16	(.51 )	—	(.51 )	11.14	1.46	315.30		.29	4.63
12/31/2023	11.38	.46	.10	.56	(.45 )	—	(.45 )	11.49	5.04	303.29		.29	4.06
12/31/2022	13.39	.35	(1.99)	(1.64)	(.35 )	(.02 )	(.37 )	11.38	(12.40)	283.27		.27	2.85
12/31/2021	13.79	.22	(.31 )	(.09 )	(.23 )	(.08 )	(.31 )	13.39	(.65 )	373.25		.25	1.69
12/31/2020	13.09	.26	1.18	1.44	(.30 )	(.44 )	(.74 )	13.79	11.06	192.26		.26	1.91
Class R-6:
12/31/2024	11.49	.53	(.36 )	.17	(.52 )	—	(.52 )	11.14	1.51	18,709.25		.24	4.68
12/31/2023	11.38	.46	.10	.56	(.45 )	—	(.45 )	11.49	5.09	16,255.24		.24	4.11
12/31/2022	13.39	.35	(1.99)	(1.64)	(.35 )	(.02 )	(.37 )	11.38	(12.36)	14,744.22		.22	2.93
12/31/2021	13.79	.23	(.31 )	(.08 )	(.24 )	(.08 )	(.32 )	13.39	(.60 )	15,035.20		.20	1.71
12/31/2020	13.09	.27	1.18	1.45	(.31 )	(.44 )	(.75 )	13.79	11.11	13,449.21		.21	1.95
Refer to the end of the table for footnotes.

113	The Bond Fund of America

Financial highlights (continued)

Portfolio turnover rate for all share classes[10,11]	Year ended December 31,
	2024	2023	2022	2021	2020
Excluding mortgage dollar roll transactions	69%	91%	74%	74%	113%
Including mortgage dollar roll transactions	370%	466%	412%	368%	535%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]
This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the years shown, CRMC waived a portion of investment advisory services fees and during one of the years shown reimbursed a portion of transfer agent services fees for certain share classes.

[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[9]	Not annualized.
[10]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[11]	Refer to Note 5 for more information on mortgage dollar rolls.
Refer to the notes to financial statements.

The Bond Fund of America	114

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of The Bond Fund of America:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of The Bond Fund of America (the "Fund"), including the investment portfolio, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
February 11, 2025
We have served as the auditor of one or more American Funds investment companies since 1956.

115	The Bond Fund of America

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2024:
Qualified dividend income	$4,068,000
Section 163(j) interest dividends	$3,809,604,000
Corporate dividends received deduction	$605,000
U.S. government income that may be exempt from state taxation	$1,101,755,000
Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2025, to determine the calendar year amounts to be included on their 2024 tax returns. Shareholders should consult their tax advisors.

The Bond Fund of America	116

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable

117	The Bond Fund of America

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Bond Fund of America

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: March 07, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: March 07, 2025

By   /s/ Becky L. Park

Becky L. Park,

Treasurer and Principal Financial Officer

Date: March 07, 2025